                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-04323



                             Natixis Funds Trust I
              (Exact name of Registrant as specified in charter)


      399 Boylston Street, Boston, Massachusetts          02116
       (Address of principal executive offices)         (Zip code)


                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

[LOGO OF NATIXIS FUNDS]          EQUITY FUNDS
                              SEMIANNUAL REPORT                  June 30, 2007

CGM Advisor Targeted Equity Fund

Hansberger International Fund

Harris Associates Focused Value Fund

Harris Associates Large Cap Value Fund

Natixis U.S. Diversifi ed Portfolio
(Formerly IXIS U.S. Diversifi ed Portfolio)
   BlackRock Investment Management
   Harris Associates
   Loomis, Sayles & Company

Natixis Value Fund
(Formerly IXIS Value Fund)
   Harris Associates
   Loomis, Sayles & Company
   Vaughan Nelson Investment Management
   Westpeak Global Advisors

Vaughan Nelson Small Cap Value Fund

Westpeak Capital Growth Fund


                                TABLE OF CONTENTS

                                Management Discussion and Performance...  page 1
                                Portfolio of Investments................ page 28
                                Financial Statements.................... page 47

                       CGM ADVISOR TARGETED EQUITY FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the overall U.S. economy

--------------------------------------------------------------------------------
Strategy:
Generally invests in a focused portfolio of common stocks of large-cap companies

--------------------------------------------------------------------------------
Inception Date:
November 27, 1968

--------------------------------------------------------------------------------
Manager:
G. Kenneth Heebner

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFGX
                                 Class B NEBGX
                                 Class C NEGCX
                                 Class Y NEGYX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. The fund may invest in foreign securities that involve risks not associated with domestic securities.

Management Discussion
--------------------------------------------------------------------------------

Strong stock selection and an emphasis on globally oriented companies helped fuel CGM Advisor Targeted Equity Fund's performance during the six months ended June 30, 2007. The fund's return was 11.86%, based on the net asset value of Class A shares, significantly ahead of its benchmark and the average results of a peer group. The benchmark, the S&P 500 Index, returned 6.96% for the period, while Morningstar's Large Blend category averaged 7.34%.

EMPHASIS SHIFTED TO ENERGY AND SUPERMARKET STOCKS
Throughout the first half of 2007 the fund remained fully invested in anticipation of continued strong global economic growth. U.S. economic growth was hurt by weakness in the single-family housing market and rising mortgage foreclosures. However, the portfolio was positioned to benefit from foreign economic strength through ownership of globally oriented companies.

We more than doubled the fund's energy holdings during the six-month period, reflecting our renewed opinion that global oil prices would remain high. We also established a significant position in supermarket companies because we believe these securities should profit from rising food prices driven by higher agricultural costs. We funded our acquisitions of supermarket and energy stocks by selling the fund's airline and aerospace holdings and sharply reducing financial holdings.

GLOBAL FOCUS DROVE FUND PERFORMANCE
The three biggest contributors to the fund's positive returns were all ADRs (American Depository Receipts) of foreign companies, reflecting the portfolio's current global focus. An ADR is a stock that trades in the U.S. stock market, but represents shares of a foreign corporation.

America Movil was among the fund's top performers. This leading cellular telephone company's principal markets are Mexico and Brazil, and it is gaining market share in many Latin American countries where it is the dominant carrier. We anticipate continued price/earnings ratio expansion reflecting the company's strong leadership capabilities.

We also had good results with Banco Itau, one of Brazil's largest commercial banks and a new addition to the portfolio. Commercial banks in Brazil are seeing profits rise as inflation remains low and interest rates fall. In addition, Banco Itau's assets and customer base have grown substantially following its recent acquisition of the Latin American arm of Bank of Boston.

Another positive performer during the first half of 2007 was Brazilian mining giant, Companhia Vale do Rio Doce (CVRD). A world leader in iron ore production, CVRD is profiting from rising prices for iron ore, driven up by a tight supply/demand relationship worldwide. Last year, CVRD purchased Canada's leading nickel miner, Inco Limited. Rising nickel prices are now also contributing to CVRD's profit margins.

CASINO STOCKS AND FINANCIAL HOLDINGS FAILED TO MEET EXPECTATIONS
Shares of Las Vegas Sands, a leading casino company with operations in Las Vegas and Macau, China, hurt the fund's results. Our expectations for a major land development in Macau have not materialized. This disappointment, coupled with lower-than-anticipated gaming profits, caused a dramatic drop in the stock price and we sold it.

Other disappointments included two leading financial companies: Lehman Brothers, a major global investment bank, and Merrill Lynch, one of the world's largest financial management and advisory firms. These stocks declined as investors became concerned that fears arising from the subprime mortgage crisis might spill over to the financial service industry as a whole. We sold both positions.

OUTLOOK IS FOR CONTINUED GLOBAL GROWTH
Looking ahead, we anticipate continued global economic growth during the next 12 months, and we expect foreign economies to outperform the U.S. economy. Accordingly, we plan to focus our pursuit of growth on companies doing business internationally. We will also continue to target a select few companies in industries we believe will experience strong growth, seeking the most compelling individual stocks.

                       CGM ADVISOR TARGETED EQUITY FUND

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                 June 30, 1997 through June 30, 2007

                Class A @ N.A.V.       Class A @M.S.C.         S&P 500 Index
Month End      Cumulative Value/1/    Cumulative Value/2/    Cumulative Value/4/
----------     -------------------    -------------------    -------------------
 6/30/1997          $10,000                $9,425                $10,000
 7/31/1997           10,969                10,338                 10,796
 8/31/1997           10,405                 9,807                 10,191
 9/30/1997           10,938                10,309                 10,749
10/31/1997           10,509                 9,905                 10,390
11/30/1997           10,389                 9,792                 10,871
12/31/1997           10,389                 9,792                 11,058
 1/31/1998           10,559                 9,952                 11,180
 2/28/1998           11,487                10,826                 11,986
 3/31/1998           12,225                11,522                 12,600
 4/30/1998           12,695                11,965                 12,727
 5/31/1998           12,496                11,777                 12,508
 6/30/1998           13,164                12,407                 13,016
 7/31/1998           13,234                12,473                 12,878
 8/31/1998           10,709                10,093                 11,016
 9/30/1998           10,785                10,165                 11,722
10/31/1998           11,871                11,188                 12,675
11/30/1998           12,859                12,119                 13,443
12/31/1998           13,859                13,062                 14,218
 1/31/1999           14,799                13,948                 14,812
 2/28/1999           13,738                12,948                 14,352
 3/31/1999           14,067                13,258                 14,926
 4/30/1999           14,018                13,212                 15,504
 5/31/1999           13,567                12,787                 15,138
 6/30/1999           14,566                13,729                 15,978
 7/31/1999           14,224                13,406                 15,479
 8/31/1999           14,200                13,383                 15,403
 9/30/1999           13,358                12,590                 14,981
10/31/1999           13,871                13,073                 15,928
11/30/1999           14,395                13,567                 16,252
12/31/1999           15,963                15,045                 17,209
 1/31/2000           14,715                13,868                 16,345
 2/29/2000           16,021                15,100                 16,035
 3/31/2000           16,196                15,265                 17,604
 4/30/2000           15,587                14,691                 17,075
 5/31/2000           14,963                14,103                 16,724
 6/30/2000           15,022                14,158                 17,137
 7/31/2000           14,543                13,706                 16,869
 8/31/2000           15,232                14,356                 17,916
 9/30/2000           14,680                13,836                 16,971
10/31/2000           14,711                13,865                 16,899
11/30/2000           14,573                13,735                 15,566
12/31/2000           15,238                14,361                 15,643
 1/31/2001           13,886                13,088                 16,198
 2/28/2001           13,446                12,673                 14,721
 3/31/2001           13,104                12,351                 13,788
 4/30/2001           13,674                12,888                 14,860
 5/31/2001           13,398                12,628                 14,959
 6/30/2001           13,489                12,714                 14,595
 7/31/2001           13,097                12,344                 14,451
 8/31/2001           12,017                11,326                 13,547
 9/30/2001           10,857                10,232                 12,453
10/31/2001           10,922                10,294                 12,690
11/30/2001           12,083                11,388                 13,664
12/31/2001           12,769                12,035                 13,783
 1/31/2002           13,161                12,404                 13,582
 2/28/2002           12,556                11,834                 13,320
 3/31/2002           12,768                12,034                 13,821
 4/30/2002           12,801                12,065                 12,983
 5/31/2002           12,670                11,942                 12,888
 6/30/2002           12,261                11,556                 11,970
 7/31/2002           10,904                10,277                 11,037
 8/31/2002           10,904                10,277                 11,109
 9/30/2002           10,233                 9,645                  9,902
10/31/2002            9,988                 9,413                 10,773
11/30/2002            9,742                 9,182                 11,407
12/31/2002            9,088                 8,566                 10,737
 1/31/2003            9,088                 8,566                 10,456
 2/28/2003            9,023                 8,504                 10,299
 3/31/2003            9,235                 8,704                 10,399
 4/30/2003            9,823                 9,258                 11,256
 5/31/2003           10,673                10,059                 11,849
 6/30/2003           10,852                10,228                 12,000
 7/31/2003           10,639                10,028                 12,211
 8/31/2003           10,917                10,289                 12,450
 9/30/2003           11,048                10,413                 12,317
10/31/2003           12,421                11,707                 13,014
11/30/2003           12,912                12,170                 13,129
12/31/2003           12,978                12,232                 13,817
 1/31/2004           12,683                11,954                 14,071
 2/29/2004           13,452                12,678                 14,266
 3/31/2004           14,073                13,264                 14,051
 4/30/2004           12,962                12,216                 13,831
 5/31/2004           13,273                12,510                 14,020
 6/30/2004           13,387                12,617                 14,293
 7/31/2004           12,750                12,017                 13,820
 8/31/2004           12,896                12,155                 13,876
 9/30/2004           13,697                12,910                 14,026
10/31/2004           13,860                13,063                 14,240
11/30/2004           14,481                13,648                 14,817
12/31/2004           14,791                13,940                 15,321
 1/31/2005           14,661                13,818                 14,947
 2/28/2005           15,642                14,742                 15,262
 3/31/2005           14,955                14,095                 14,992
 4/30/2005           14,547                13,710                 14,707
 5/31/2005           14,955                14,095                 15,175
 6/30/2005           15,286                14,407                 15,197
 7/31/2005           16,072                15,148                 15,762
 8/31/2005           16,236                15,302                 15,618
 9/30/2005           16,841                15,873                 15,745
10/31/2005           16,449                15,503                 15,482
11/30/2005           16,710                15,749                 16,068
12/31/2005           16,744                15,781                 16,073
 1/31/2006           17,464                16,460                 16,499
 2/28/2006           16,858                15,888                 16,544
 3/31/2006           17,333                16,336                 16,750
 4/30/2006           18,136                17,093                 16,974
 5/31/2006           17,514                16,507                 16,486
 6/30/2006           17,482                16,477                 16,508
 7/31/2006           17,582                16,571                 16,610
 8/31/2006           17,450                16,446                 17,005
 9/30/2006           17,087                16,104                 17,444
10/31/2006           17,664                16,649                 18,012
11/30/2006           17,714                16,695                 18,354
12/31/2006           18,171                17,126                 18,612
 1/31/2007           18,409                17,350                 18,893
 2/28/2007           17,730                16,710                 18,524
 3/31/2007           18,223                17,175                 18,731
 4/30/2007           19,004                17,912                 19,561
 5/31/2007           19,871                18,728                 20,243
 6/30/2007           20,326                19,157                 19,907


Average Annual Total Returns -- June 30, 2007


                                                                SINCE
                             6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION
Class A (Inception 11/27/68)
Net Asset Value/1/            11.86%  16.26%  10.64%   7.35%      --
With Maximum Sales Charge/2/   5.45    9.54    9.33    6.72       --

Class B (Inception 2/28/97)
Net Asset Value/1/            11.47   15.44    9.80    6.55       --
With CDSC/3/                   6.47   10.44    9.52    6.55       --

Class C (Inception 9/1/98)
Net Asset Value/1/            11.48   15.33    9.78      --     6.07%
With CDSC/3/                  10.48   14.33    9.78      --     6.07

Class Y (Inception 6/30/99)
Net Asset Value/1/            11.97   16.65   11.06      --     4.65
-----------------------------------------------------------------------

                                                                         SINCE        SINCE
                                                                        CLASS C      CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION/6/ INCEPTION/6/
S&P 500 Index/4/                       6.96%  20.59%  10.71%   7.13%     6.93%        2.79%
Morningstar Large Blend Fund Avg./5/   7.34   19.50   10.29    6.96      7.34         3.55
-----------------------------------------------------------------------------------------------

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.funds.natixis.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                  % of Net Assets as of
FUND COMPOSITION                  6/30/07    12/31/06
-------------------------------------------------------
Common Stocks                      99.0        99.0
-------------------------------------------------------
Short-Term Investments and Other    1.0         1.0
-------------------------------------------------------

                                  % of Net Assets as of
TEN LARGEST HOLDINGS              6/30/07    12/31/06
-------------------------------------------------------
Schlumberger, Ltd.                  6.7         4.9
-------------------------------------------------------
Companhia Vale do Rio Doce, ADR     6.5          --
-------------------------------------------------------
Toyota Motor Corp., Sponsored ADR   6.2         7.0
-------------------------------------------------------
Banco Itau Holding Financeira SA,
 ADR                                6.0          --
-------------------------------------------------------
America Movil SAB de CV             5.9         5.1
-------------------------------------------------------
Petroleo Brasileiro SA, ADR         5.8          --
-------------------------------------------------------
Baker Hughes, Inc.                  5.8         2.6
-------------------------------------------------------
AT&T, Inc.                          5.8         5.3
-------------------------------------------------------
National-Oilwell Varco, Inc.        5.8          --
-------------------------------------------------------
Deere & Co.                         5.2         5.1
-------------------------------------------------------

                                  % of Net Assets as of
FIVE LARGEST INDUSTRIES           6/30/07    12/31/06
-------------------------------------------------------
Oil & Gas Services                 18.2        11.5
-------------------------------------------------------
Telecommunications                 11.7        10.4
-------------------------------------------------------
Diversified Financial Services      9.5        22.0
-------------------------------------------------------
Food                                9.3          --
-------------------------------------------------------
Oil & Gas                           8.9          --
-------------------------------------------------------

 Portfolio holdings and asset allocations will vary.

 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio Net Expense Ratio
-------------------------------------------
  A          1.16               1.16
-------------------------------------------
  B          1.91               1.91
-------------------------------------------
  C          1.90               1.90
-------------------------------------------
  Y          0.87               0.87
-------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class C from 9/1/98; and Class Y from 7/1/99.

                         HANSBERGER INTERNATIONAL FUND

PORTFOLIO PROFILE



Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests in common stocks of small-, mid- and large-cap companies located outside the United States. Assets are diversified across developed and emerging markets

--------------------------------------------------------------------------------
Inception Date:
December 29, 1995

--------------------------------------------------------------------------------
Managers:
Growth:
Trevor Graham
Barry A. Lockhart
Patrick H. Tan
Thomas R.H. Tibbles
Value:
Ronald Holt
Robert Mazuelos
Lauretta Reeves

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFDX
                                 Class B NEDBX
                                 Class C NEDCX

--------------------------------------------------------------------------------
What You Should Know:
Foreign securities involve risks not associated with domestic securities, such as currency fluctuations, differing political and economic conditions and different accounting standards. Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations. Value stocks may fall out of favor and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Hansberger International Fund's total return for the six months ended June 30, 2007 was 12.79%, based on the net asset value of Class A shares. By comparison, the fund's benchmarks, the MSCI EAFE Index and the MSCI ACWI ex-U.S. Index, returned 11.09% and 12.58%, respectively. The average performance of Morningstar's Foreign Large Blend category was 10.72%. Neither the fund nor its benchmarks include U.S. stocks, and the Morningstar category has only limited exposure to domestic equities.

Two teams of Hansberger's international equity specialists manage this fund. One focuses on value and the other seeks growth potential. For the first half of 2007, investments abroad generally provided higher returns than portfolios limited to U.S. equities.

VALUE SEGMENT SPANNED JAPAN, BRAZIL, BRITAIN AND RUSSIA
Stocks in emerging markets continued to perform well during the first six months of 2007. Europe was strong, led by Germany. The mining-heavy Pacific-ex-Japan region also performed well, while the Japanese stock market rose marginally. However, Japanese game manufacturer Nintendo was one of the strongest performers, largely thanks to their "Wii" platform. Even though the fund invests throughout the world (except the U.S.), Hansberger focuses on individual companies. For example, the other top performers included mining companies spanning three regions: Britain's BHP Billiton, Brazil's Companhia Vale do Rio Doce (CVRD), and Russia's Evraz Group. Increasing demand and tight supply for metals has benefited these companies.

The value segment's weakest performers included two Japanese stocks, both of which remain in the portfolio. The stock price of Daiei Inc., a Japanese general merchandise and supermarket retailer, declined during the period after management announced mid-term sales targets that disappointed investors. Daiei is restructuring and we believe this, plus the pick-up in consumer confidence we expect to see in Japan, bode well for the future. Shares of Shionogi & Co., a Japanese pharmaceutical company, also declined as sales of the cholesterol-lowering drug Crestor slumped outside of Japan. We believe Crestor will become a larger portion of Shionogi's royalties over the medium term, and we are encouraged by the firm's long-term prospects.

MARKET TRENDS AND SELECTION BENEFIT GROWTH SEGMENT
Strong performance from international growth stocks, which began late in 2006, continued into the first half of 2007. Good stock selection amplified this trend. However, currency fluctuations provided a slight head wind during the period; this segment was underweight in the Australian and New Zealand dollars, which were strong, and overweight in the Swiss franc, which was weak.

The best performer was Japan's NGK Insulators, which benefited from strong fundamentals in its core business units: electrical products, diesel particulate filters, and storage batteries for wind turbines. Another leader was Denmark's Vestas Wind Systems, a leader in alternative energy that has been a positive contributor for some time. Demand for Vestas' products is increasing its visibility and potential revenue growth.

Disappointments included Britain's Northern Rock and Japan's Nidec Corp. Northern Rock is a key player in the U.K.'s residential mortgage market. We believe investors over-reacted to a cautious outlook the bank issued for the remainder of 2007, so we used the resulting price weakness to build our position in the stock. Nidec, on the other hand, experienced soft fundamentals in the global market for personal computers and laptops. The company's product line includes key components of disk drives. For a variety of reasons, we decided to eliminate Nidec from the portfolio - a process we completed at the beginning of July 2007.

OUTLOOK FOR INTERNATIONAL INVESTING SEEMS POSITIVE
Consensus growth forecasts for 2007 for Europe are promising, although we are closely monitoring the interest rate environment and the effect any increase in rates might have on the equity markets. We believe the climate of international growth and merger and acquisition activity that benefited the fund in the first half will continue.

                         HANSBERGER INTERNATIONAL FUND

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                     [CHART]

                  June 30, 1997 through June 30, 2007

                                         MSCI         MSCI
              Class A      Class A       EAFE       ACWI ex USA
              @ N.A.       @ M.S.C.      Index        Index
             Cumulative   Cumulative   Cumulative   Cumulative
Month End     Value/1/     Value/2/     Value/4/     Value/5/
----------   ----------   ----------   ----------   -----------
 6/30/1997    $10,000      $ 9,425      $10,000      $10,000
 7/31/1997     10,380        9,783       10,164       10,202
 8/31/1997      9,798        9,234        9,407        9,400
 9/30/1997     10,334        9,739        9,936        9,908
10/31/1997      9,584        9,033        9,174        9,065
11/30/1997      9,472        8,928        9,083        8,951
12/31/1997      9,647        9,092        9,164        9,054
 1/31/1998      9,616        9,063        9,586        9,325
 2/28/1998     10,271        9,680       10,203        9,947
 3/31/1998     10,689       10,074       10,519       10,291
 4/30/1998     10,751       10,132       10,605       10,365
 5/31/1998     10,532        9,927       10,556       10,177
 6/30/1998     10,314        9,721       10,638       10,139
 7/31/1998     10,283        9,692       10,748       10,235
 8/31/1998      8,654        8,157        9,419        8,792
 9/30/1998      8,573        8,080        9,133        8,606
10/31/1998      9,197        8,668       10,087        9,507
11/30/1998      9,690        9,133       10,607       10,018
12/31/1998     10,033        9,456       11,028       10,363
 1/31/1999     10,382        9,785       10,998       10,352
 2/28/1999     10,252        9,662       10,738       10,120
 3/31/1999     10,670       10,056       11,189       10,609
 4/30/1999     11,244       10,597       11,645       11,140
 5/31/1999     10,963       10,332       11,048       10,616
 6/30/1999     11,605       10,938       11,481       11,104
 7/31/1999     11,474       10,814       11,825       11,365
 8/31/1999     11,393       10,738       11,871       11,404
 9/30/1999     11,131       10,491       11,993       11,481
10/31/1999     11,523       10,861       12,445       11,909
11/30/1999     12,384       11,672       12,880       12,385
12/31/1999     13,807       13,013       14,038       13,566
 1/31/2000     13,294       12,529       13,149       12,830
 2/29/2000     14,126       13,314       13,505       13,177
 3/31/2000     14,167       13,352       14,031       13,672
 4/30/2000     13,140       12,384       13,295       12,909
 5/31/2000     12,543       11,822       12,973       12,579
 6/30/2000     12,911       12,168       13,484       13,115
 7/31/2000     12,563       11,841       12,921       12,597
 8/31/2000     12,939       12,195       13,036       12,753
 9/30/2000     12,452       11,736       12,404       12,045
10/31/2000     11,981       11,292       12,113       11,663
11/30/2000     11,435       10,778       11,661       11,139
12/31/2000     12,120       11,423       12,079       11,520
 1/31/2001     12,356       11,645       12,073       11,692
 2/28/2001     11,566       10,901       11,169       10,767
 3/31/2001     10,810       10,188       10,429       10,006
 4/30/2001     11,507       10,845       11,161       10,686
 5/31/2001     11,641       10,972       10,776       10,391
 6/30/2001     11,545       10,881       10,339        9,993
 7/31/2001     11,334       10,682       10,152        9,770
 8/31/2001     11,089       10,451        9,897        9,528
 9/30/2001      9,931        9,360        8,896        8,517
10/31/2001     10,126        9,544        9,124        8,755
11/30/2001     10,701       10,086        9,461        9,156
12/31/2001     11,033       10,398        9,517        9,274
 1/31/2002     10,770       10,151        9,012        8,877
 2/28/2002     10,796       10,175        9,076        8,941
 3/31/2002     11,440       10,783        9,616        9,463
 4/30/2002     11,364       10,710        9,641        9,488
 5/31/2002     11,432       10,775        9,772        9,591
 6/30/2002     10,737       10,119        9,386        9,177
 7/31/2002      9,707        9,149        8,460        8,282
 8/31/2002      9,724        9,165        8,443        8,283
 9/30/2002      8,524        8,034        7,538        7,405
10/31/2002      8,992        8,475        7,944        7,802
11/30/2002      9,638        9,084        8,306        8,178
12/31/2002      9,221        8,691        8,027        7,913
 1/31/2003      8,897        8,386        7,693        7,636
 2/28/2003      8,651        8,153        7,517        7,481
 3/31/2003      8,540        8,049        7,375        7,336
 4/30/2003      9,433        8,891        8,106        8,043
 5/31/2003     10,105        9,524        8,605        8,555
 6/30/2003     10,334        9,740        8,818        8,792
 7/31/2003     10,547        9,941        9,032        9,026
 8/31/2003     10,878       10,253        9,252        9,295
 9/30/2003     11,023       10,389        9,539        9,555
10/31/2003     11,806       11,127       10,134       10,175
11/30/2003     12,010       11,319       10,361       10,397
12/31/2003     12,818       12,081       11,171       11,190
 1/31/2004     13,108       12,354       11,330       11,370
 2/29/2004     13,269       12,506       11,593       11,659
 3/31/2004     13,142       12,386       11,663       11,731
 4/30/2004     12,767       12,033       11,409       11,366
 5/31/2004     12,809       12,073       11,444       11,392
 6/30/2004     13,022       12,273       11,714       11,649
 7/31/2004     12,435       11,720       11,336       11,310
 8/31/2004     12,545       11,824       11,388       11,401
 9/30/2004     12,869       12,129       11,688       11,767
10/31/2004     13,244       12,482       12,087       12,176
11/30/2004     14,017       13,211       12,916       13,022
12/31/2004     14,561       13,724       13,483       13,581
 1/31/2005     14,246       13,427       13,237       13,347
 2/28/2005     15,029       14,164       13,812       14,005
 3/31/2005     14,612       13,772       13,470       13,625
 4/30/2005     14,272       13,451       13,169       13,289
 5/31/2005     14,323       13,500       13,189       13,372
 6/30/2005     14,476       13,644       13,369       13,624
 7/31/2005     15,029       14,165       13,780       14,127
 8/31/2005     15,497       14,606       14,132       14,488
 9/30/2005     15,914       14,999       14,764       15,236
10/31/2005     15,471       14,582       14,334       14,681
11/30/2005     15,939       15,022       14,688       15,175
12/31/2005     16,908       15,935       15,373       15,905
 1/31/2006     18,140       17,097       16,318       17,014
 2/28/2006     17,825       16,800       16,284       16,964
 3/31/2006     18,386       17,329       16,829       17,457
 4/30/2006     19,151       18,050       17,645       18,357
 5/31/2006     18,368       17,311       16,981       17,511
 6/30/2006     18,250       17,201       16,987       17,494
 7/31/2006     18,458       17,397       17,158       17,673
 8/31/2006     18,953       17,863       17,634       18,173
 9/30/2006     19,091       17,993       17,665       18,185
10/31/2006     19,794       18,656       18,353       18,926
11/30/2006     20,437       19,262       18,907       19,613
12/31/2006     20,974       19,768       19,502       20,224
 1/31/2007     21,239       20,017       19,635       20,300
 2/28/2007     21,200       19,981       19,796       20,424
 3/31/2007     21,777       20,525       20,310       20,999
 4/30/2007     22,587       21,288       21,231       21,973
 5/31/2007     23,369       22,025       21,632       22,575
 6/30/2007     23,661       22,300       21,665       22,767


Average Annual Total Returns -- June 30, 2007


                                             6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 12/29/95)
Net Asset Value/1/                            12.79%  29.64%  17.13%   9.00%
With Maximum Sales Charge/2/                   6.31   22.20   15.75    8.35

CLASS B (Inception 12/29/95)
Net Asset Value/1/                            12.40   28.69   16.25    8.20
With CDSC/3/                                   7.40   23.69   16.03    8.20

CLASS C (Inception 12/29/95)
Net Asset Value/1/                            12.36   28.64   16.26    8.19
With CDSC/3/                                  11.36   27.64   16.26    8.19
-----------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                      6 MONTHS 1 YEAR 5 YEARS 10 YEARS
MSCI EAFE Index/4/                            11.09%  27.54%  18.21%   8.04%
MSCI ACWI ex-U.S. Index/5/                    12.58   30.15   19.93    8.58
Morningstar Foreign Large Blend Fund Avg./6/  10.72   26.76   16.02    7.15
-----------------------------------------------------------------------------

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                          % of Net Assets as of
FUND COMPOSITION                          6/30/07    12/31/06
---------------------------------------------------------------
Common Stocks                              99.4        99.1
---------------------------------------------------------------
Short-Term Investments and Other            0.6         0.9
---------------------------------------------------------------

                                          % of Net Assets as of
TEN LARGEST HOLDINGS                      6/30/07    12/31/06
---------------------------------------------------------------
Novartis AG                                 1.8         1.7
---------------------------------------------------------------
UniCredito Italiano SpA                     1.8         1.9
---------------------------------------------------------------
Saipem SpA                                  1.6         1.6
---------------------------------------------------------------
Banco Santander Central Hispano SA          1.6         1.1
---------------------------------------------------------------
Adidas AG                                   1.4         1.0
---------------------------------------------------------------
Petroleo Brasileiro SA, ADR                 1.4         1.2
---------------------------------------------------------------
British Sky Broadcasting Group PLC          1.4         1.4
---------------------------------------------------------------
NGK Insulators, Ltd.                        1.2          --
---------------------------------------------------------------
Nestle SA                                   1.2         1.2
---------------------------------------------------------------
Infosys Technologies, Ltd., Sponsored ADR   1.1         0.7
---------------------------------------------------------------

                                          % of Net Assets as of
FIVE LARGEST COUNTRIES                    6/30/07    12/31/06
---------------------------------------------------------------
United Kingdom                             16.0        17.0
---------------------------------------------------------------
Japan                                      15.7        18.3
---------------------------------------------------------------
France                                      9.5         8.7
---------------------------------------------------------------
Switzerland                                 9.4        10.4
---------------------------------------------------------------
Germany                                     5.8         3.2
---------------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio Net Expense Ratio
-------------------------------------------------
     A             1.50               1.50
-------------------------------------------------
     B             2.25               2.25
-------------------------------------------------
     C             2.25               2.25
-------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Morgan Stanley Capital International Europe Australasia and Far East Index
   (MSCI EAFE Index) is an unmanaged index designed to measure developed market equity performance, excluding the United States and Canada.
/5/Morgan Stanley Capital International All Countries World Index ex-U.S. (MSCI
   ACWI ex-U.S. Index) is an unmanaged index designed to measure equity market performance in developed and emerging markets, excluding the United States.
/6/Morningstar Foreign Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation

--------------------------------------------------------------------------------
Strategy:
Focuses on 25 to 30 stocks of mid- to large-cap U.S. companies

--------------------------------------------------------------------------------
Inception Date:
March 15, 2001

--------------------------------------------------------------------------------
Managers:
Robert M. Levy
Michael Mangan

--------------------------------------------------------------------------------
Symbols:

                                 Class A NRSAX
                                 Class B NRSBX
                                 Class C NRSCX

--------------------------------------------------------------------------------
What You Should Know:
The fund invests in a small number of securities, which may result in greater volatility than more diversified funds. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Common stocks extended their 2006 rally into February of 2007 and then stumbled over deteriorating conditions in the subprime mortgage market. But a rising tide of corporate earnings and waves of mergers and buyouts soon led prices higher. Near the end of the period, renewed subprime worries and questions about higher interest rates caused equity prices to slide back modestly. After lackluster first-quarter results, the fund achieved strong gains from April through June.

Harris Associates Focused Value Fund's total return for the six months ended June 30, 2007 was 7.24%, based on the net asset value of the fund's Class A shares. Performance surpassed the fund's benchmark, the S&P 500 Index, which returned 6.96 % for the period, and slightly lagged the 7.34% average return on Morningstar's Large Blend category.

BUYOUTS, MEDIA AND TECHNOLOGY DROVE SOLID RESULTS
Our valuation-based investment approach was rewarded when three fund holdings became targets of buyouts at premium prices. CDW, a distributor of computer equipment, was acquired by private investors, while another private group bid for Bausch and Lomb, makers of eye-care products. As June 2007 drew to a close, Netherlands-based Basell Polyolefins was in the process of acquiring Huntsman Corp., a stock we had recently added to the fund's portfolio.

Shares of Discovery Holding Co., operators of the Discovery Channel, enjoyed a strong gain, as more investors began to recognize that the attractive valuation of the stock had been obscured by the company's complex corporate structure. Improved operating results and the planned buyback of more than a quarter of its outstanding shares helped make National Semiconductor another strong gainer during the period. Shares of Intel, the largest semiconductor maker, rebounded from last year's slump as it improved its competitive stance and quickly regained market share.

CONSUMER, BUILDING AND FINANCIAL STOCKS CUT INTO RETURNS
Disappointing earnings led to a sharp drop in the share price of Timberland, makers and retailers of shoes and outdoor wear. We are retaining our position as the company works to improve operations while revamping its offerings to reduce fashion sensitivity. Liz Claiborne's shares declined as investors assessed moves by a new CEO aimed at focusing on the most profitable merchandise lines while eliminating unprofitable brands. Some Claiborne executives have been expressing confidence in the company's future by purchasing shares, and the stock recovered some ground late in the period. Homebuilder D.R. Horton felt the downward trend in housing. Shares are now modestly valued by historic standards. We believe the decline in Horton's shares reflects current difficulties in the housing market rather than any fundamental problems. Sovereign Bancorp's shares also fell, as Spain's Banco Santander held off exercising its option to buy this regional bank, which is centered in the northeast United States. Investors feared that Banco Santander may have shifted its attention to other possible acquisitions. Weak performance in the regional bank sector as a whole also influenced Sovereign's decline.

FOCUSING ON INVESTMENT OPPORTUNITIES, NOT BROAD TRENDS
In spite of a slowdown in consumer spending that may be related to slumping home sales, the economy is moving ahead. Consumer stocks have lagged for some time, so little further impact seems probable. Nor do we think that subprime woes will affect wide swaths of the economy. Meanwhile, investor uncertainty as to the economy's direction has expanded the number of attractively valued investment candidates. There is some risk that rising interest rates and tighter lending standards could stifle the vigorous capital market activity that has been a key element of the market's rise. However, we believe our current list of holdings, chosen for their attractive current valuations and long-term potential, appears well positioned in that environment.

                     HARRIS ASSOCIATES FOCUSED VALUE FUND

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                    [CHART]

March 15, 2001 (inception) through June 30, 2007

              Class A      Class A      S&P 500
               @ N.A.      @ M.S.C.      Index
             Cumulative   Cumulative   Cumulative
Month End      Value/1/     Value/2/     Value/4/
----------   ----------   ----------   ----------
 3/15/2001    $10,000     $ 9,425      $10,000
 3/31/2001     10,090       9,510       10,000
 4/30/2001     10,420       9,821       10,777
 5/31/2001     10,690      10,075       10,849
 6/30/2001     10,990      10,358       10,585
 7/31/2001     11,310      10,660       10,481
 8/31/2001     10,870      10,245        9,825
 9/30/2001     10,240       9,651        9,032
10/31/2001     10,000       9,425        9,204
11/30/2001     10,680      10,066        9,910
12/31/2001     10,960      10,330        9,997
 1/31/2002     10,890      10,264        9,851
 2/28/2002     10,600       9,990        9,661
 3/31/2002     10,910      10,282       10,024
 4/30/2002     10,859      10,235        9,416
 5/31/2002     10,929      10,300        9,347
 6/30/2002     10,079       9,499        8,681
 7/31/2002      9,619       9,066        8,005
 8/31/2002      9,959       9,386        8,057
 9/30/2002      8,568       8,076        7,181
10/31/2002      8,968       8,453        7,813
11/30/2002      9,468       8,924        8,273
12/31/2002      9,238       8,707        7,787
 1/31/2003      9,008       8,490        7,583
 2/28/2003      8,888       8,377        7,469
 3/31/2003      8,988       8,471        7,542
 4/30/2003      9,507       8,960        8,163
 5/31/2003     10,117       9,535        8,593
 6/30/2003     10,336       9,742        8,703
 7/31/2003     10,256       9,667        8,856
 8/31/2003     10,676      10,062        9,029
 9/30/2003     10,556       9,949        8,933
10/31/2003     11,196      10,552        9,439
11/30/2003     11,687      11,015        9,522
12/31/2003     11,787      11,109       10,021
 1/31/2004     12,097      11,401       10,205
 2/29/2004     12,177      11,477       10,347
 3/31/2004     11,937      11,251       10,191
 4/30/2004     11,777      11,100       10,031
 5/31/2004     12,037      11,345       10,168
 6/30/2004     11,907      11,223       10,366
 7/31/2004     11,677      11,006       10,023
 8/31/2004     11,627      10,959       10,064
 9/30/2004     11,938      11,251       10,173
10/31/2004     12,148      11,449       10,328
11/30/2004     12,648      11,921       10,746
12/31/2004     13,058      12,307       11,111
 1/31/2005     12,608      11,883       10,841
 2/28/2005     12,987      12,240       11,069
 3/31/2005     12,817      12,080       10,873
 4/30/2005     12,597      11,872       10,667
 5/31/2005     13,046      12,296       11,006
 6/30/2005     13,415      12,644       11,022
 7/31/2005     13,876      13,078       11,431
 8/31/2005     13,856      13,059       11,327
 9/30/2005     13,607      12,824       11,419
10/31/2005     13,156      12,400       11,229
11/30/2005     13,626      12,843       11,653
12/31/2005     13,806      13,012       11,657
 1/31/2006     13,966      13,163       11,966
 2/28/2006     14,023      13,217       11,998
 3/31/2006     14,103      13,292       12,148
 4/30/2006     14,366      13,540       12,311
 5/31/2006     13,874      13,076       11,957
 6/30/2006     13,795      13,002       11,973
 7/31/2006     13,653      12,868       12,047
 8/31/2006     13,983      13,179       12,333
 9/30/2006     14,444      13,613       12,651
10/31/2006     15,010      14,147       13,063
11/30/2006     15,422      14,536       13,312
12/31/2006     15,560      14,665       13,498
 1/31/2007     15,815      14,906       13,703
 2/28/2007     15,465      14,576       13,435
 3/31/2007     15,263      14,385       13,585
 4/30/2007     15,976      15,057       14,187
 5/31/2007     16,742      15,780       14,682
 6/30/2007     16,684      15,725       14,438


Average Annual Total Returns -- June 30, 2007


                                                                SINCE
                                     6 MONTHS 1 YEAR 5 YEARS  INCEPTION
CLASS A (Inception 3/15/01)
Net Asset Value/1/                     7.24%  20.97%  10.62%    8.48%
With Maximum Sales Charge/2/           1.03   14.04    9.32     7.47

CLASS B (Inception 3/15/01)
Net Asset Value/1/                     6.84   20.01    9.79     7.67
With CDSC/3/                           1.84   15.01    9.51     7.67

CLASS C (Inception 3/15/01)
Net Asset Value/1/                     6.94   20.12    9.78     7.68
With CDSC/3/                           5.94   19.12    9.78     7.68
-------------------------------------------------------------------------

                                                                SINCE
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS INCEPTION/6/
S&P 500 Index/4/                       6.96%  20.59%  10.71%    6.05%
Morningstar Large Blend Fund Avg./5/   7.34   19.50   10.29     6.06

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                   % of Net Assets as of
FUND COMPOSITION                   6/30/07    12/31/06
--------------------------------------------------------
Common Stocks                       99.2       100.2
--------------------------------------------------------
Short-Term Investments and Other     0.8        -0.2
--------------------------------------------------------

                                   % of Net Assets as of
TEN LARGEST HOLDINGS               6/30/07    12/31/06
--------------------------------------------------------
Intel Corp.                          6.6         5.0
--------------------------------------------------------
National Semiconductor Corp.         6.3         4.7
--------------------------------------------------------
Bausch & Lomb, Inc.                  5.9         3.9
--------------------------------------------------------
Discovery Holding Co.                5.7         3.5
--------------------------------------------------------
Virgin Media, Inc.                   4.9          --
--------------------------------------------------------
Yum! Brands, Inc.                    4.8         4.5
--------------------------------------------------------
Timberland Co.                       4.7         5.0
--------------------------------------------------------
McDonald's Corp.                     4.7         4.5
--------------------------------------------------------
Cablevision Systems Corp., Class A   3.8         3.2
--------------------------------------------------------
Conseco, Inc.                        3.8         3.2
--------------------------------------------------------

                                   % of Net Assets as of
FIVE LARGEST INDUSTRIES            6/30/07    12/31/06
--------------------------------------------------------
Semiconductors                      18.9        11.9
--------------------------------------------------------
Media                               15.1        14.1
--------------------------------------------------------
Restaurants                          9.4         9.0
--------------------------------------------------------
Health Care -- Services              8.5         2.3
--------------------------------------------------------
Telecommunications                   6.2          --
--------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P 500 Index is an unmanaged index of U.S. common stocks.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown are calculated from 4/1/01.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                                                                             6


 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio Net Expense Ratio
-------------------------------------------
  A          1.46               1.46
-------------------------------------------
  B          2.21               2.21
-------------------------------------------
  C          2.22               2.22
-------------------------------------------

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

PORTFOLIO PROFILE



Objective:
Seeks opportunities for long-term capital growth and income

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stock of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
May 6, 1931

--------------------------------------------------------------------------------
Managers:
Edward S. Loeb
Michael J. Mangan
Diane Mustain

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFOX
                                 Class B NEGBX
                                 Class C NECOX
                                 Class Y NEOYX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

After gaining ground early in 2007, stocks retreated in February. Rising foreclosure rates on subprime mortgages and concerns about a slowdown in corporate earnings growth caused the equity markets to stall. However, strong profits reported by some companies and an upsurge in merger and buyout activity sent the market up again. A growing preference among investors for higher-quality, attractively valued, large-cap companies dovetailed favorably with the fund's established investment approach.

For the six months ended June 30, 2007, Class A shares of Harris Associates Large Cap Value Fund provided a total return of 6.10% at net asset value. These results slightly lagged the fund's benchmark for the period, as the Russell 1000 Value Index returned 6.23%. The average return on the funds in Morningstar's Large Blend category was 7.34%.

TECHNOLOGY, RAILROAD AND CONSUMER HOLDINGS LED RETURNS
The six months ended June 30, 2007 rewarded our decision to build up holdings of large-cap technology companies while valuations remained under pressure. Shares of computer maker Dell recovered after founder Michael Dell resumed the CEO slot and began to address problems at the firm. Intel, the dominant maker of microprocessors, regained market share by updating its product line and fending off a competitive challenge. Texas Instruments also moved higher as it focused on the strong market for chips that are essential to cell phones and other wireless devices.

Union Pacific benefited from vigorous demand for coal hauling, stemming in large part from utilities that can switch to coal when oil prices move up. Union Pacific's general freight business is also strong, with rising fuel costs forcing truckers to raise rates.

McDonald's continued its resurgence, driven by robust year-over-year growth in restaurant revenues, revised menus and a renewed emphasis on service and cleanliness. We took some profits in healthcare during the period, selling both Schering-Plough and Abbott Laboratories.

HOMEBUILDERS, HARLEY-DAVIDSON LED DECLINERS
Disappointments during the period included homebuilders Lennar and Pulte Homes, two small portfolio positions that declined in value in response to overall weakness in the housing sector. In retrospect, our investment in builders appears to have been premature, but we think conditions will stabilize over the next year or two. Harley-Davidson's shares fell amid concerns that consumers might cut back on discretionary spending. Harley also lost output during a strike at one of its manufacturing plants. The absence of energy shares from the portfolio also held back returns; energy is heavily weighted in the fund's benchmark and it performed well during the period. We remain skeptical that oil's current elevated price levels can be sustained.

Washington Mutual, a long-time holding, fell modestly in a generally weak banking sector, even though the company's exposure to subprime risk is well contained and its basic banking business continues to thrive.

LARGE-CAP VALUE ISSUES APPEAR TO BE GAINING GROUND
Market-rattling events over the past year - a slump in emerging markets, problems among private equity funds and fear that turmoil among subprime mortgages might contaminate the broader economy by causing interest rates to rise - have reminded investors that volatility is part of investing. Although we share these concerns, we feel positive about the portfolio's positioning in this environment. We are impressed with the financial strength and strong cash flows of the companies we own. We also expect more issuers to put capital to work through share buyback programs, a trend that has benefited fund holdings like Home Depot, among others. We have been finding what we believe are attractive opportunities among consumer discretionary stocks that appear to offer solid growth potential and have shareholder-friendly management teams. In general, we believe the market's renewed sensitivity to risk and its bias toward quality may continue to favor the kind of companies we focus on for this fund.

                    HARRIS ASSOCIATES LARGE CAP VALUE FUND

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.
Growth of a $10,000 Investment in Class A Shares/7/


                                     [CHART]

                    June 30, 1997 through June 30, 2007

              Class A        Class A          Russell 1000
               @ N.A.        @ M.S.C          Value Index
             Cumulative     Cumulative         Cumulative
Month End      Value/1/       Value/2/           Value/4/
----------   ----------   --------------    ----------------
 6/30/1997    $10,000         $ 9,425          $10,000
 7/31/1997     10,630          10,019           10,752
 8/31/1997     10,327           9,733           10,369
 9/30/1997     10,964          10,334           10,996
10/31/1997     10,484           9,881           10,689
11/30/1997     10,936          10,307           11,161
12/31/1997     11,172          10,530           11,487
 1/31/1998     11,238          10,592           11,325
 2/28/1998     12,140          11,442           12,087
 3/31/1998     12,825          12,088           12,826
 4/30/1998     12,891          12,149           12,912
 5/31/1998     12,715          11,984           12,721
 6/30/1998     13,247          12,485           12,884
 7/31/1998     13,043          12,293           12,656
 8/31/1998     11,071          10,434           10,773
 9/30/1998     11,622          10,954           11,391
10/31/1998     12,461          11,745           12,273
11/30/1998     13,027          12,278           12,845
12/31/1998     13,845          13,049           13,282
 1/31/1999     14,246          13,427           13,389
 2/28/1999     13,904          13,105           13,200
 3/31/1999     14,096          13,286           13,473
 4/30/1999     14,932          14,074           14,731
 5/31/1999     14,865          14,010           14,569
 6/30/1999     15,329          14,447           14,992
 7/31/1999     14,877          14,021           14,553
 8/31/1999     14,676          13,832           14,013
 9/30/1999     14,081          13,272           13,523
10/31/1999     14,646          13,804           14,302
11/30/1999     14,689          13,844           14,190
12/31/1999     15,156          14,284           14,258
 1/31/2000     14,365          13,539           13,793
 2/29/2000     13,880          13,082           12,768
 3/31/2000     15,008          14,145           14,326
 4/30/2000     14,760          13,911           14,160
 5/31/2000     14,305          13,483           14,309
 6/30/2000     14,493          13,659           13,655
 7/31/2000     14,404          13,576           13,826
 8/31/2000     15,371          14,487           14,595
 9/30/2000     14,668          13,825           14,729
10/31/2000     14,709          13,864           15,091
11/30/2000     13,833          13,037           14,531
12/31/2000     14,047          13,240           15,259
 1/31/2001     14,057          13,249           15,317
 2/28/2001     13,222          12,462           14,891
 3/31/2001     12,479          11,761           14,365
 4/30/2001     13,497          12,721           15,070
 5/31/2001     13,518          12,740           15,408
 6/30/2001     13,048          12,298           15,066
 7/31/2001     12,601          11,876           15,034
 8/31/2001     11,827          11,147           14,432
 9/30/2001     10,840          10,216           13,416
10/31/2001     11,227          10,581           13,301
11/30/2001     12,021          11,330           14,074
12/31/2001     12,001          11,311           14,406
 1/31/2002     11,940          11,253           14,295
 2/28/2002     11,623          10,955           14,318
 3/31/2002     11,940          11,253           14,995
 4/30/2002     11,603          10,936           14,481
 5/31/2002     11,552          10,888           14,553
 6/30/2002     10,859          10,234           13,718
 7/31/2002     10,166           9,581           12,443
 8/31/2002     10,420           9,821           12,537
 9/30/2002      9,014           8,496           11,143
10/31/2002      9,351           8,813           11,968
11/30/2002      9,982           9,408           12,722
12/31/2002      9,595           9,043           12,169
 1/31/2003      9,360           8,822           11,875
 2/28/2003      9,065           8,543           11,558
 3/31/2003      9,177           8,649           11,578
 4/30/2003     10,042           9,465           12,597
 5/31/2003     10,797          10,176           13,410
 6/30/2003     11,031          10,397           13,577
 7/31/2003     10,929          10,301           13,780
 8/31/2003     11,297          10,647           13,994
 9/30/2003     11,053          10,417           13,858
10/31/2003     11,572          10,907           14,706
11/30/2003     11,979          11,291           14,905
12/31/2003     12,479          11,761           15,824
 1/31/2004     12,571          11,848           16,102
 2/29/2004     12,867          12,127           16,447
 3/31/2004     12,674          11,945           16,303
 4/30/2004     12,674          11,945           15,905
 5/31/2004     12,684          11,955           16,067
 6/30/2004     12,868          12,128           16,447
 7/31/2004     12,399          11,686           16,215
 8/31/2004     12,460          11,744           16,446
 9/30/2004     12,460          11,744           16,701
10/31/2004     12,726          11,994           16,978
11/30/2004     13,072          12,320           17,837
12/31/2004     13,622          12,839           18,434
 1/31/2005     13,356          12,588           18,107
 2/28/2005     13,306          12,541           18,707
 3/31/2005     13,143          12,388           18,450
 4/30/2005     12,878          12,137           18,120
 5/31/2005     13,193          12,435           18,556
 6/30/2005     13,096          12,343           18,759
 7/31/2005     13,513          12,736           19,302
 8/31/2005     13,300          12,535           19,218
 9/30/2005     13,259          12,496           19,488
10/31/2005     13,085          12,333           18,993
11/30/2005     13,625          12,842           19,617
12/31/2005     13,595          12,814           19,734
 1/31/2006     13,616          12,833           20,501
 2/28/2006     13,768          12,977           20,626
 3/31/2006     13,972          13,169           20,905
 4/30/2006     14,053          13,245           21,437
 5/31/2006     13,768          12,976           20,895
 6/30/2006     13,721          12,932           21,029
 7/31/2006     13,609          12,826           21,540
 8/31/2006     13,996          13,192           21,900
 9/30/2006     14,692          13,847           22,337
10/31/2006     15,203          14,329           23,068
11/30/2006     15,428          14,541           23,595
12/31/2006     15,837          14,927           24,124
 1/31/2007     16,174          15,244           24,433
 2/28/2007     15,694          14,792           24,052
 3/31/2007     15,633          14,734           24,424
  4/30/2007    16,441          15,496           25,326
 5/31/2007     17,044          16,064           26,240
 6/30/2007     16,804          15,838           25,627

Average Annual Total Returns -- June 30, 2007


                                                                          SINCE
                                     6 MONTHS 1 YEAR 5 YEARS 10 YEARS   INCEPTION
CLASS A (Inception 5/6/31)
Net Asset Value/1/                     6.10%  22.46%   9.12%   5.32%        --
With Maximum Sales Charge/2/          -0.03   15.41    7.84    4.70         --

CLASS B (Inception 9/13/93)
Net Asset Value/1/                     5.73   21.62    8.30    4.54         --
With CDSC/3/                           0.73   16.62    8.01    4.54         --

CLASS C (Inception 5/1/95)
Net Asset Value/1/                     5.74   21.65    8.30    4.53         --
With CDSC/3/                           4.74   20.65    8.30    4.53         --

CLASS Y (Inception 11/18/98)
Net Asset Value/1/                     6.34   23.10    9.55      --       3.63%
-----------------------------------------------------------------------------------

                                                                      SINCE CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION/6/
Russell 1000 Value Index/4/            6.23%  21.87%  13.31%   9.87%      8.38%
Morningstar Large Blend Fund Avg./5/   7.34   19.50   10.29    6.96       5.29

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
FUND COMPOSITION               6/30/07    12/31/06
----------------------------------------------------
Common Stocks                   98.6        97.8
----------------------------------------------------
Short-Term Investments and
 Other                           1.4         2.2
----------------------------------------------------

                               % of Net Assets as of
TEN LARGEST HOLDINGS           6/30/07    12/31/06
----------------------------------------------------
Intel Corp.                      6.0         4.0
----------------------------------------------------
Union Pacific Corp.              4.7         4.2
----------------------------------------------------
Dell, Inc.                       4.5         4.3
----------------------------------------------------
Viacom, Inc., Class B            4.4         4.3
----------------------------------------------------
McDonald's Corp.                 4.3         5.3
----------------------------------------------------
Time Warner, Inc.                4.1         4.4
----------------------------------------------------
Hewlett-Packard Co.              4.0         4.0
----------------------------------------------------
Sprint Nextel Corp.              4.0         1.0
----------------------------------------------------
Morgan Stanley                   3.9         4.1
----------------------------------------------------
JPMorgan Chase & Co.             3.6         3.8
----------------------------------------------------

                               % of Net Assets as of
FIVE LARGEST INDUSTRIES        6/30/07    12/31/06
----------------------------------------------------
Diversified Financial Services  14.3        13.8
----------------------------------------------------
Media                           11.7        12.8
----------------------------------------------------
Computers                       10.2        10.4
----------------------------------------------------
Semiconductors                   8.6         6.1
----------------------------------------------------
Retail                           6.9         6.9
----------------------------------------------------

 Portfolio holdings and asset allocations will vary.

 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio/8/ Net Expense Ratio/9/
-------------------------------------------------
  A           1.30                  1.30
-------------------------------------------------
  B           2.07                  2.05
-------------------------------------------------
  C           2.06                  2.05
-------------------------------------------------
  Y           0.91                  0.91
-------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/The since-inception comparative performance figures shown for Class Y are calculated from 12/1/98.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/8/Before waivers and reimbursements.
/9/After waivers and reimbursements. Expense reductions are contractual and are set to expire on 4/30/08.

                      NATIXIS U.S. DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Features growth and value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
July 7, 1994

--------------------------------------------------------------------------------
Subadvisors:
BlackRock Investment Management, LLC
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFSX
                                 Class B NESBX
                                 Class C NECCX
                                 Class Y NESYX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their values are based on future expectations. Value stocks may fall out of favor with investors and underperform the overall market. Small-cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------

Despite rising oil prices and interest rates, U.S. equity markets gained ground over the first half of 2007, with large-cap stocks taking the lead over small-cap stocks and growth doing slightly better than value. For the six months ended June 30, 2007, Natixis U.S. Diversified Portfolio (formerly IXIS U.S. Diversified Portfolio) returned 11.25% based on net asset value of Class A shares. This return was more than the 6.96% return of the S&P 500 Index but less than the 11.98% return of the S&P MidCap 400 Index. The portfolio's return outpaced the 9.40% return on the Dow Jones Wilshire 4500 Index, but fell short of the 12.33% average return on Morningstar's Mid-Cap Growth category.

Each of the portfolio's four segments is managed using a different discipline, providing investors with exposure to a wide spectrum of large-, medium- and small-cap stocks and using both growth and value investment styles. BlackRock's segment seeks long-term growth of capital in companies of any size, with an emphasis on those with capitalizations greater than $2 billion. The segment managed by Harris Associates invests primarily in common stocks of large- and mid-cap companies that the manager believes are trading at a substantial discount to their "true business value." Loomis Sayles manages two segments. One invests in mid-cap growth stocks and the other focuses on small-cap value stocks.

BLACKROCK WAS DIVERSIFIED IN A VARIETY OF ECONOMIC SECTORS
For the first half of 2007, this segment's results were positive, primarily as a result of good stock selection in energy - this despite its underweight position in this strong sector. Thanks to strong performance from individual stocks, healthcare was a net positive for this segment, even though the position itself was relatively light and included a few disappointments. A relatively large position in consumer discretionary stocks was a negative, although the segment's emphasis on information technology and materials was positive. Top-performing individual stocks included National Oilwell Varco, Owens Corning and Amgen. Varco provides equipment and services for oil and gas drilling companies worldwide. Originally a glass maker, Owens Corning today is active in display technologies, telecommunications, environmental technologies and life sciences. Amgen develops and markets human therapeutics based on cellular and molecular biology worldwide. Although it performed well while it was in the segment, BlackRock eliminated the position before diminished growth prospects caused the stock to decline. Shares of specialty restaurant and coffee retailer Starbucks Corporation fell when the company announced lackluster earnings, but the position remains in this segment because BlackRock is optimistic about the company's long-term growth potential. Two leading healthcare companies, Genentech and Abbott Laboratories, were the primary detractors from this segment's return for the period. BlackRock continues to like Genentech's product profile, particularly in the oncology market, and sees growth prospects from Abbott's combination of new products and restructured operations. Both stocks remain in the segment.

HARRIS ASSOCIATES SOUGHT DOMINANT BUSINESSES SELLING AT A DISCOUNT
This segment emphasized consumer-oriented sectors, such as technology and financials. It had less exposure to utilities and materials. Consumer-related holdings, particularly housing stocks, and a lack of exposure to the energy sector, were negatives. Although the sector performed well in the first half of 2007, Harris Associates believes oil prices may retreat, so they have downplayed energy stocks. Performance was buoyed by good stock selection in industrials, financials and technology. Union Pacific Corporation, Intel Corporation and McDonald's were the most positive contributors to return. Union Pacific's strength came from an operational turnaround, improved revenue growth from vigorous demand for coal hauling, and a strong freight business. Intel reported better-than-expected second quarter earnings because of strong microprocessor momentum, improved costs and better pricing. McDonald's completed the fourth year of a turnaround in the United States, with 48 consecutive months of positive same-store sales. Going forward, Harris Associates believes McDonald's should benefit from an expansion of company-owned restaurants in Europe. Harley-Davidson, Pulte Homes and

                      NATIXIS U.S. DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

Lennar Corporation were this segment's weakest stocks. Harley-Davidson declined on concerns that consumers might cut back on discretionary spending and because of a strike at one of its manufacturing plants. Both Pulte Homes and Lennar were hurt by continued weakness in the U.S. housing market. All three companies remain in the segment because Harris Associates believes they are attractive.

LOOMIS SAYLES' MID CAP SEGMENT SOUGHT COMPANIES WITH SUPERIOR EARNINGS GROWTH Stock selection was the key driver of performance, led by the consumer discretionary, utilities and materials sectors. Among consumer companies, retailers that posted higher-than-expected earnings were rewarded. Guess? Inc., an apparel company, and GameStop Corporation, an electronics store, were in this category. Returns in the utilities area came primarily from telecommunications companies, including Millicom International Cellular (serving some of the world's emerging markets), NII Holdings (selected Latin American markets) and Leap Wireless International (with U.S. operations primarily under the Cricket brand). Precision Castparts, one of this segment's largest holdings, and Allegheny Technologies both benefited from an upturn in the commercial aerospace industry. A leading internet advertising firm, aQuantive rose after it accepted an attractive buyout offer from Microsoft. NRG Energy, an independent power producer with an active stock repurchase program, and IntercontinentalExchange, an internet-based global securities exchange, were also strong contributors. However, investments in the healthcare, technology and integrated oil industries fell short of expectations. Stocks that held back results included Hutchinson Telecommunications, Akamai Technologies and Greenhill & Company. Hutchinson declined after announcing a deal to sell some of its telecommunications assets in India. Akamai, which expedites the distribution of audio and video content on the internet, performed well for the segment in 2006, but growth decelerated in 2007. Greenhill, an investment banking boutique specializing in private equity investments, experienced a downturn. All three stocks were sold from this segment.

STOCK SELECTION BENEFITED LOOMIS SAYLES' SMALL CAP SEGMENT
Good stock selection aided by merger and acquisition activity benefited this segment. The strongest sectors were consumer discretionary, technology and materials. Top performers within the consumer discretionary sector included Winn-Dixie Stores, a regional supermarket chain with strong earnings, effective cost controls and a store upgrade program; and Fossil, Inc., an international manufacturer of watches, accessories and clothing. General Cable Corporation, a supplier of wire and cable products was also a top stock, benefiting from increased infrastructure spending by major corporations. Avnet, which distributes computer products and semiconductors, was also among the segment's top performers based on strong earnings and an active acquisition strategy. Healthcare selections did not keep pace with the second-quarter upturn in this sector. One of this segment's weakest stocks was Omnicare, a specialty drug distributor that declined on Medicare reimbursement concerns. The stock was sold. Selections in autos and transportation were held back by Winnebago Industries, a recreational vehicle manufacturer that slid on declining consumer confidence and high gasoline prices. The stock remains in the segment because Loomis believes Winnebago's new product line and lean dealer inventories could result in earnings growth if consumer confidence improves. Despite good results, shares of Developers Diversified Realty Corp. declined in value during the first half, along with real estate investment trusts (REITs) generally, reflecting rising interest rates and high valuations; the stock remains in the segment.

                      NATIXIS U.S. DIVERSIFIED PORTFOLIO

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                  June 30, 1997 through June 30, 2007

              Class A      Class A      S&P 500      S&P 400       Wilshire
              @ N.A.       @ M.S.C.      Index        Index      4500 Index
             Cumulative   Cumulative   Cumulative   Cumulative     Monthly
Month End      Value/1/     Value/2/     Value/5/     Value/4/   Performance/6/
----------   ----------   ----------   ----------   ----------   --------------
 6/30/1997    $10,000      $ 9,425      $10,000      $10,000      $10,000
 7/31/1997     10,802       10,181       10,796       10,990       10,688
 8/31/1997     10,493        9,890       10,191       10,977       10,785
 9/30/1997     11,001       10,368       10,749       11,608       11,533
10/31/1997     10,646       10,033       10,390       11,103       11,094
11/30/1997     10,728       10,111       10,871       11,267       11,097
12/31/1997     10,885       10,259       11,058       11,704       11,368
 1/31/1998     10,933       10,305       11,180       11,482       11,206
 2/28/1998     11,736       11,061       11,986       12,433       12,063
 3/31/1998     12,226       11,523       12,600       12,994       12,687
 4/30/1998     12,364       11,653       12,727       13,231       12,847
 5/31/1998     12,023       11,332       12,508       12,636       12,247
 6/30/1998     12,407       11,693       13,016       12,715       12,438
 7/31/1998     12,036       11,344       12,878       12,222       11,733
 8/31/1998     10,040        9,463       11,016        9,947        9,460
 9/30/1998     10,770       10,151       11,722       10,876       10,143
10/31/1998     11,431       10,774       12,675       11,847       10,719
11/30/1998     12,002       11,312       13,443       12,439       11,386
12/31/1998     12,981       12,235       14,218       13,942       12,349
 1/31/1999     13,591       12,810       14,812       13,399       12,548
 2/28/1999     13,189       12,431       14,352       12,697       11,865
 3/31/1999     13,980       13,176       14,926       13,052       12,328
 4/30/1999     14,538       13,702       15,504       14,081       13,311
 5/31/1999     14,135       13,323       15,138       14,142       13,196
 6/30/1999     15,025       14,161       15,978       14,900       13,750
 7/31/1999     14,526       13,690       15,479       14,583       13,334
 8/31/1999     14,468       13,636       15,403       14,083       13,002
 9/30/1999     14,520       13,685       14,981       13,648       12,902
10/31/1999     15,041       14,176       15,928       14,344       13,561
11/30/1999     16,321       15,382       16,252       15,097       14,705
12/31/1999     19,012       17,919       17,209       15,994       16,732
 1/31/2000     18,778       17,699       16,345       15,544       16,532
 2/29/2000     21,082       19,870       16,035       16,631       19,102
 3/31/2000     20,865       19,666       17,604       18,023       18,396
 4/30/2000     19,259       18,151       17,075       17,394       16,183
 5/31/2000     17,676       16,659       16,724       17,177       14,988
 6/30/2000     18,017       16,981       17,137       17,429       16,789
 7/31/2000     17,552       16,543       16,869       17,705       16,312
 8/31/2000     18,928       17,840       17,916       19,681       18,132
 9/30/2000     18,372       17,315       16,971       19,547       17,394
10/31/2000     17,501       16,494       16,899       18,884       15,973
11/30/2000     15,385       14,500       15,566       17,458       13,254
12/31/2000     15,783       14,876       15,643       18,794       14,093
 1/31/2001     16,233       15,300       16,198       19,212       14,860
 2/28/2001     14,605       13,765       14,721       18,116       13,055
 3/31/2001     13,616       12,833       13,788       16,769       11,858
 4/30/2001     14,812       13,960       14,860       18,619       13,112
 5/31/2001     14,955       14,095       14,959       19,053       13,423
 6/30/2001     14,872       14,017       14,595       18,976       13,532
 7/31/2001     14,611       13,771       14,451       18,693       12,902
 8/31/2001     13,990       13,186       13,547       18,082       12,275
 9/30/2001     12,506       11,787       12,453       15,833       10,697
10/31/2001     12,821       12,084       12,690       16,533       11,257
11/30/2001     13,874       13,076       13,664       17,763       12,132
12/31/2001     14,305       13,483       13,783       18,680       12,782
 1/31/2002     14,179       13,364       13,582       18,583       12,533
 2/28/2002     13,910       13,110       13,320       18,606       12,178
 3/31/2002     14,594       13,755       13,821       19,936       13,004
 4/30/2002     14,208       13,391       12,983       19,843       12,876
 5/31/2002     14,019       13,213       12,888       19,508       12,592
 6/30/2002     12,885       12,144       11,970       18,081       11,729
 7/31/2002     11,751       11,075       11,037       16,328       10,588
 8/31/2002     11,841       11,160       11,109       16,411       10,650
 9/30/2002     10,654       10,041        9,902       15,089        9,932
10/31/2002     11,148       10,507       10,773       15,743       10,259
11/30/2002     11,804       11,126       11,407       16,654       10,967
12/31/2002     11,184       10,540       10,737       15,969       10,506
 1/31/2003     10,896       10,270       10,456       15,503       10,279
 2/28/2003     10,780       10,160       10,299       15,134       10,017
 3/31/2003     10,860       10,236       10,399       15,261       10,165
 4/30/2003     11,706       11,033       11,256       16,369       11,012
 5/31/2003     12,570       11,848       11,849       17,726       12,058
 6/30/2003     12,741       12,009       12,000       17,952       12,345
 7/31/2003     13,065       12,314       12,211       18,589       12,921
 8/31/2003     13,704       12,916       12,450       19,432       13,463
 9/30/2003     13,363       12,594       12,317       19,134       13,296
10/31/2003     14,334       13,510       13,014       20,581       14,302
11/30/2003     14,694       13,849       13,129       21,298       14,791
12/31/2003     14,945       14,086       13,817       21,657       15,099
 1/31/2004     15,296       14,417       14,071       22,127       15,639
 2/29/2004     15,431       14,544       14,266       22,658       15,913
 3/31/2004     15,466       14,577       14,051       22,754       15,980
 4/30/2004     15,151       14,280       13,831       22,007       15,338
 5/31/2004     15,384       14,500       14,020       22,464       15,571
 6/30/2004     15,780       14,872       14,293       22,975       15,977
 7/31/2004     14,880       14,025       13,820       21,903       15,087
 8/31/2004     14,700       13,855       13,876       21,846       15,093
 9/30/2004     15,168       14,295       14,026       22,493       15,709
10/31/2004     15,447       14,558       14,240       22,853       16,063
11/30/2004     16,211       15,279       14,817       24,214       17,155
12/31/2004     16,868       15,898       15,321       25,227       17,903
 1/31/2005     16,401       15,458       14,947       24,584       17,316
 2/28/2005     16,733       15,771       15,262       25,408       17,629
 3/31/2005     16,427       15,483       14,992       25,127       17,317
 4/30/2005     15,905       14,990       14,707       24,150       16,732
 5/31/2005     16,571       15,618       15,175       25,605       17,724
 6/30/2005     16,805       15,839       15,197       26,198       18,294
 7/31/2005     17,596       16,585       15,762       27,574       19,301
 8/31/2005     17,489       16,483       15,618       27,267       19,073
 9/30/2005     17,704       16,686       15,745       27,477       19,191
10/31/2005     17,327       16,331       15,482       26,886       18,779
11/30/2005     18,110       17,069       16,068       28,200       19,657
12/31/2005     18,147       17,103       16,073       28,395       19,742
 1/31/2006     19,028       17,934       16,499       30,068       20,984
 2/28/2006     18,966       17,875       16,544       29,816       20,793
 3/31/2006     19,523       18,401       16,750       30,561       21,570
 4/30/2006     19,676       18,544       16,974       30,991       21,672
 5/31/2006     18,910       17,823       16,486       29,593       20,796
 6/30/2006     19,001       17,908       16,508       29,599       20,829
 7/31/2006     18,596       17,527       16,610       28,755       20,246
 8/31/2006     18,857       17,772       17,005       29,084       20,694
 9/30/2006     19,270       18,162       17,444       29,280       20,930
10/31/2006     19,998       18,848       18,012       30,497       21,972
11/30/2006     20,510       19,331       18,354       31,478       22,798
12/31/2006     20,627       19,441       18,612       31,325       22,914
 1/31/2007     21,310       20,084       18,893       32,463       23,677
 2/28/2007     21,229       20,008       18,524       32,701       23,557
 3/31/2007     21,390       20,160       18,731       33,141       23,811
 4/30/2007     22,173       20,898       19,561       34,149       24,361
 5/31/2007     23,153       21,821       20,243       35,860       25,367
 6/30/2007     22,947       21,627       19,907       35,077       25,068


Average Annual Total Returns -- June 30, 2007


                                        6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 7/7/94)
Net Asset Value/1/                       11.25%  20.78%  12.24%   8.66%
With Maximum Sales Charge/2/              4.85   13.83   10.93    8.02

CLASS B (Inception 7/7/94)
Net Asset Value/1/                       10.82   19.90   11.40    7.85
With CDSC/3/                              5.82   14.90   11.14    7.85

CLASS C (Inception 7/7/94)
Net Asset Value/1/                       10.81   19.88   11.39    7.85
With CDSC/3/                              9.81   18.88   11.39    7.85

CLASS Y (Inception 11/15/94)
Net Asset Value/1/                       11.45   21.38   12.83    9.15
------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                 6 MONTHS 1 YEAR 5 YEARS 10 YEARS
S&P MidCap 400 Index/4/                  11.98%  18.51%  14.17%  13.37%
S&P 500 Index/5/                          6.96   20.59   10.71    7.13
Dow Jones Wilshire 4500 Index/6/          9.40   20.35   16.40    9.63
Morningstar Mid-Cap Growth Fund Avg./7/  12.33   19.00   12.61    8.65

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                 % of Net Assets as of
FUND COMPOSITION                 6/30/07    12/31/06
------------------------------------------------------
Common Stocks                     97.8        99.0
------------------------------------------------------
Short-Term Investments and Other   2.2         1.0
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/07    12/31/06
------------------------------------------------------
Intel Corp.                        1.7         1.2
------------------------------------------------------
McDonald's Corp.                   1.5         1.6
------------------------------------------------------
Union Pacific Corp.                1.3         1.2
------------------------------------------------------
Dell, Inc.                         1.3         1.3
------------------------------------------------------
Viacom, Inc., Class B              1.3         1.3
------------------------------------------------------
JPMorgan Chase & Co.               1.2         1.4
------------------------------------------------------
Time Warner, Inc.                  1.2         1.3
------------------------------------------------------
Hewlett-Packard Co.                1.2         1.2
------------------------------------------------------
Sprint Nextel Corp.                1.1         0.3
------------------------------------------------------
Morgan Stanley                     1.1         1.2
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/07    12/31/06
------------------------------------------------------
Diversified Financial Services     8.6         9.4
------------------------------------------------------
Telecommunications                 6.1         4.8
------------------------------------------------------
Media                              4.8         5.0
------------------------------------------------------
Retail                             4.7         5.9
------------------------------------------------------
Semiconductors                     4.3         2.5
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio Net Expense Ratio
-------------------------------------------
  A          1.46               1.46
-------------------------------------------
  B          2.22               2.22
-------------------------------------------
  C          2.22               2.22
-------------------------------------------
  Y          1.03               1.03
-------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/S&P MidCap 400 Index is an unmanaged index of U.S. mid-sized companies. /5/S&P 500 Index is an unmanaged index of U.S. common stocks.
/6/Dow Jones Wilshire 4500 Index is an unmanaged index of 4,500 mid- and small-sized companies.
/7/Morningstar Mid-Cap Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

                              NATIXIS VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities

--------------------------------------------------------------------------------
Strategy:
Features value investments through a diversified portfolio of complementary equity investment disciplines provided by specialized money managers

--------------------------------------------------------------------------------
Inception Date:
June 5, 1970

--------------------------------------------------------------------------------
Subadvisors:
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.
Vaughan Nelson Investment Management, L.P.
Westpeak Global Advisors, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFVX
                                 Class B NEVBX
                                 Class C NECVX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks may fall out of favor with investors and underperform the overall market. Small-cap stocks carry special risks, including narrower markets, limited financial and management resources, less liquidity and greater volatility.

Management Discussion
--------------------------------------------------------------------------------


During the first half of 2007, equities delivered strong results in an environment of improving economic growth and relatively low, though rising, interest rates. For the period, growth stocks slightly outperformed value stocks, and large- and mid-cap stocks outpaced small caps. For the six months ended June 30, 2007, the return on Natixis Value Fund (formerly IXIS Value
Fund) was 7.09% based on the net asset value of Class A shares. The fund outperformed its benchmark, the Russell 1000 Value Index, which returned 6.23%, but its results were below the 7.34% average return on the funds in Morningstar's Large Blend category.

Natixis Value Fund's four segments combine the expertise of four investment managers with different approaches to value investing. Harris Associates favors mid- and large-cap value companies with positive cash flows, high levels of insider ownership and favorable growth potential that are trading at what the managers believe are substantial discounts to their true business value. Loomis Sayles seeks large-cap companies with attractive valuations and above-average earnings prospects. Like Loomis, Vaughan Nelson focuses on large-cap companies, but emphasizes established, undervalued companies that the manager believes will rebound within 12 to 18 months. Westpeak Global Advisors invests across the capitalization spectrum, using proprietary research to select stocks based on value and growth potential, while seeking to manage unnecessary risk.

HARRIS ASSOCIATES SOUGHT DOMINANT BUSINESSES SELLING AT A DISCOUNT
Stock of high-quality financial, technology and consumer-oriented companies were positive performers for this segment. These included Tiffany, which has been broadening its product line to appeal to a wider range of customers and expanding store growth, particularly internationally. Also a top performer, the stock price of Union Pacific rose to reflect an operational turnaround and improved revenue growth that resulted from vigorous demand for coal hauling and a strong freight business. McDonald's was one of this segment's top contributors during the six-month period. The fast-food chain's turnaround in the United States has resulted in 48 consecutive months of positive same-store sales. Going forward, Harris Associates believes McDonald's should benefit from an expansion of company-owned stores in Europe. This segment was held back by its relatively small exposure to energy, utilities and materials, and its lack of exposure to commodity-related stocks. Harris Associates believes that the rise in energy prices is likely to reverse course. Lennar Corporation, Viacom and Time Warner were this segment's weakest holdings. Lennar was impacted by its participation in the slumping U.S. housing market, although this home builder continues to focus on protecting its balance sheet. Some of Viacom's cable networks had poor ratings, but the company is investing in better, fresher programming. Concerns about the spending power of consumers weakened media stocks in general, including Time Warner. However, Lennar, Viacom, and Time Warner remain in this segment and continue to be viewed as attractive investments.

LOOMIS SAYLES FAVORED COMPANIES TRADING AT DISCOUNTS TO THEIR INTRINSIC VALUE The energy and materials sectors had the greatest positive impact on this segment during the first half of 2007. NRG Energy rose on an improved outlook for energy prices and the stock's strong cash flow. XTO Energy also contributed, as stock prices of companies active in oil and gas exploration and production rallied from their lows earlier in the year. In the materials sector, both Freeport-McMoRan and Owens-Illinois contributed to outperformance. Mining company Freeport-McMoRan benefited from rising copper prices that resulted from global supply disruptions and strong demand. Packaging giant Owens-Illinois' energy-intensive production process for its glass products benefited from lower production costs and initiatives likely to be accelerated by its new CEO. Both holdings were added during the first half of 2007. Engineering and construction stocks also did well, with Foster Wheeler Ltd. rising on strong earnings. Telecommunications giant AT&T had a positive impact on results thanks to

                              NATIXIS VALUE FUND

Management Discussion
--------------------------------------------------------------------------------

forecasts for double-digit annual sales growth in the Asia Pacific region over the next few years. Although this segment has minimal exposure to the subprime market, financial holdings declined slightly over concerns of subprime mortgage defaults, an overall weakness in housing and rising interest rates. Names that detracted slightly from performance included retailer Office Depot, which declined on news of revenue shortfalls and rising retail prices that impacted its North American retail sales; and Avaya Inc., which appears to be entering a highly competitive period for its software applications. The stock was sold in April.

VAUGHAN NELSON SOUGHT STRONG RETURNS USING BOTTOM-UP STOCK SELECTION
Vaughan Nelson's segment responded well to the reacceleration of economic growth in the second quarter of 2007, particularly with regard to its relatively large positions in the energy, industrials and technology sectors. Stock selection in all of these areas contributed to performance. Reducing this segment's commitment to financial companies also proved to be the right call, as defaults in the subprime mortgage market led to losses that extended to several high-profile financial companies. This segment had relatively small positions in telecommunications and utility stocks, based on less attractive valuations for these sectors. Energy services companies McDermott International and Tidewater Inc. were among the top-performing stocks. Both companies benefited from higher commodity prices and the push to more efficiently develop the world's energy assets. Texas Instruments was also a top performer, as the semiconductor industry began to recover from its cyclical low. Merrill Lynch, Citigroup and Amgen were the biggest detractors from this segment's results. The slump in Merrill Lynch and Citigroup shares reflected investor anxiety with financial stocks in general. Amgen declined after the Federal Drug Administration questioned the safety of some of its best-selling drugs. Merrill Lynch and Citigroup remain in the segment but Amgen was sold.

WESTPEAK EMPHASIZED HIGH-QUALITY STOCKS WITH SUSTAINABLE EARNINGS
Energy stocks led the market in the first half of fiscal 2007, and this segment's relatively large positions in the oil refining and oil services industries contributed to performance. An emphasis on grocery stores was also positive, as the industry enjoyed a strong first quarter. The segment's relatively small position in financial stocks was also positive because the sector was weak during the second quarter. However, the segment was overweight in airlines and clothing retailers, two other industries that performed poorly during the period. Top performers included Warnaco Group, TODCO and CIGNA. A relatively large position in Warnaco rallied on solid earnings reports and a robust forecast for sales of its lines of intimate apparel, sportswear and swimwear. After performing poorly in 2006, oil services company TODCO saw its shares jump on a takeover bid. Westpeak sold the stock on strength before the merger. Medical services provider CIGNA rose in value when its earnings exceeded forecasts, and the stock remains in the segment. One of the biggest detractors from performance was Building Materials Holding, a distributor of construction materials. The weak housing market cut into earnings and the position was eliminated. Accredited Home Lenders was active in the subprime mortgage debacle; the shares were sold in March, but hurt the segment's results for the six-month period. In technology, Lexmark International, a computer hardware manufacturer specializing in printers, declined on poor earnings as a result of price competition. The stock remains in the segment because it is ranked highly by Westpeak's financial models for value, efficiency and management sentiment.

On March 9, 2007, the Trustees of Natixis Funds Trust I approved an Agreement and Plan of Reorganization, pursuant to which the net assets of the Natixis Value Fund will be acquired by the Loomis Sayles Value Fund. This transaction is subject to approval by shareholders of the Natixis Value Fund.

                              NATIXIS VALUE FUND

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                    [CHART]

       June 30, 1997 through June 30, 2007

                                              Russell
                                               1000
               Class A        Class A         Value
                @ N.A.        @ M.S.C.        Index
              Cumulative     Cumulative     Cumulative
Month End       Value/1/      Value/2/        Value/4/
---------     ----------     ----------     ----------
 6/30/1997      $10,000        $ 9,425        $10,000
 7/31/1997       10,756         10,138         10,752
 8/31/1997       10,341          9,746         10,369
 9/30/1997       10,778         10,158         10,996
10/31/1997       10,314          9,721         10,689
11/30/1997       10,556          9,949         11,161
12/31/1997       10,711         10,095         11,487
 1/31/1998       10,690         10,075         11,325
 2/28/1998       11,408         10,752         12,087
 3/31/1998       11,862         11,180         12,826
 4/30/1998       11,852         11,170         12,912
 5/31/1998       11,514         10,852         12,721
 6/30/1998       11,503         10,842         12,884
 7/31/1998       11,112         10,473         12,656
 8/31/1998        9,232          8,701         10,773
 9/30/1998        9,758          9,197         11,391
10/31/1998       10,577          9,969         12,273
11/30/1998       11,127         10,487         12,845
12/31/1998       11,468         10,808         13,282
 1/31/1999       11,172         10,529         13,389
 2/28/1999       10,971         10,340         13,200
 3/31/1999       11,018         10,384         13,473
 4/30/1999       11,871         11,188         14,731
 5/31/1999       11,764         11,087         14,569
 6/30/1999       12,072         11,378         14,992
 7/31/1999       11,527         10,865         14,553
 8/31/1999       11,029         10,395         14,013
 9/30/1999       10,393          9,795         13,523
10/31/1999       10,901         10,274         14,302
11/30/1999       10,744         10,127         14,190
12/31/1999       10,674         10,061         14,258
 1/31/2000       10,345          9,750         13,793
 2/29/2000        9,456          8,912         12,768
 3/31/2000       10,430          9,830         14,326
 4/30/2000       10,402          9,804         14,160
 5/31/2000       10,345          9,750         14,309
 6/30/2000       10,102          9,521         13,655
 7/31/2000       10,130          9,547         13,826
 8/31/2000       10,748         10,130         14,595
 9/30/2000       10,562          9,955         14,729
10/31/2000       10,848         10,224         15,091
11/30/2000       10,504          9,900         14,531
12/31/2000       10,891         10,264         15,259
 1/31/2001       11,235         10,589         15,317
 2/28/2001       10,934         10,305         14,891
 3/31/2001       10,561          9,954         14,365
 4/30/2001       11,220         10,575         15,070
 5/31/2001       11,521         10,858         15,408
 6/30/2001       11,320         10,669         15,066
 7/31/2001       11,219         10,574         15,034
 8/31/2001       10,732         10,115         14,432
 9/30/2001        9,830          9,265         13,416
10/31/2001       10,131          9,548         13,301
11/30/2001       10,804         10,183         14,074
12/31/2001       11,033         10,399         14,406
 1/31/2002       10,876         10,250         14,295
 2/28/2002       10,761         10,143         14,318
 3/31/2002       11,234         10,588         14,995
 4/30/2002       10,890         10,264         14,481
 5/31/2002       10,890         10,264         14,553
 6/30/2002       10,045          9,467         13,718
 7/31/2002        9,171          8,644         12,443
 8/31/2002        9,314          8,779         12,537
 9/30/2002        8,183          7,712         11,143
10/31/2002        8,713          8,212         11,968
11/30/2002        9,415          8,874         12,722
12/31/2002        8,885          8,374         12,169
 1/31/2003        8,670          8,171         11,875
 2/28/2003        8,470          7,983         11,558
 3/31/2003        8,484          7,996         11,578
 4/30/2003        9,272          8,739         12,597
 5/31/2003        9,945          9,374         13,410
 6/30/2003       10,131          9,549         13,577
 7/31/2003       10,246          9,657         13,780
 8/31/2003       10,504          9,900         13,994
 9/30/2003       10,275          9,684         13,858
10/31/2003       10,949         10,320         14,706
11/30/2003       11,222         10,576         14,905
12/31/2003       11,694         11,022         15,824
 1/31/2004       11,823         11,143         16,102
 2/29/2004       12,081         11,386         16,447
 3/31/2004       12,009         11,319         16,303
 4/30/2004       11,823         11,143         15,905
 5/31/2004       11,966         11,278         16,067
 6/30/2004       12,196         11,495         16,447
 7/31/2004       11,837         11,157         16,215
 8/31/2004       11,809         11,130         16,446
 9/30/2004       11,952         11,265         16,701
10/31/2004       12,110         11,413         16,978
11/30/2004       12,669         11,941         17,837
12/31/2004       13,024         12,275         18,434
 1/31/2005       12,834         12,096         18,107
 2/28/2005       13,154         12,398         18,707
 3/31/2005       12,980         12,233         18,450
 4/30/2005       12,687         11,958         18,120
 5/31/2005       13,067         12,315         18,556
 6/30/2005       13,221         12,461         18,759
 7/31/2005       13,701         12,913         19,302
 8/31/2005       13,626         12,842         19,218
 9/30/2005       13,760         12,969         19,488
10/31/2005       13,430         12,658         18,993
11/30/2005       13,865         13,068         19,617
12/31/2005       13,832         13,037         19,734
 1/31/2006       14,264         13,444         20,501
 2/28/2006       14,296         13,474         20,626
 3/31/2006       14,545         13,709         20,905
 4/30/2006       14,861         14,006         21,437
 5/31/2006       14,445         13,614         20,895
 6/30/2006       14,452         13,621         21,029
 7/31/2006       14,503         13,669         21,540
 8/31/2006       14,825         13,972         21,900
 9/30/2006       15,265         14,387         22,337
10/31/2006       15,926         15,010         23,068
11/30/2006       16,281         15,345         23,595
12/31/2006       16,556         15,604         24,124
 1/31/2007       16,915         15,943         24,433
 2/28/2007       16,499         15,551         24,052
 3/31/2007       16,575         15,622         24,424
 4/30/2007       17,273         16,280         25,326
 5/31/2007       18,047         17,009         26,240
 6/30/2007       17,729         16,710         25,627


Average Annual Total Returns -- June 30, 2007


                                     6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 6/5/70)
Net Asset Value/1/                     7.09%  22.69%  12.04%   5.90%
With Maximum Sales Charge/2/           0.88   15.64   10.71    5.27

CLASS B (Inception 9/13/93)
Net Asset Value/1/                     6.74   21.84   11.21    5.11
With CDSC/3/                           1.74   16.84   10.95    5.11

CLASS C (Inception 12/30/94)
Net Asset Value/1/                     6.74   21.84   11.21    5.10
With CDSC/3/                           5.74   20.84   11.21    5.10
---------------------------------------------------------------------

COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Russell 1000 Value Index/4/            6.23%  21.87%  13.31%   9.87%
Morningstar Large Blend Fund Avg./5/   7.34   19.50   10.29    6.96


All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 6/30/07    12/31/06
------------------------------------------------------
Common Stocks                     97.7        97.2
------------------------------------------------------
Short-Term Investments and Other   2.3         2.8
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/07    12/31/06
------------------------------------------------------
ExxonMobil Corp.                   3.0         3.3
------------------------------------------------------
JPMorgan Chase & Co.               3.0         3.1
------------------------------------------------------
Time Warner, Inc.                  2.5         3.1
------------------------------------------------------
Hewlett-Packard Co.                2.5         2.7
------------------------------------------------------
McDonald's Corp.                   2.4         2.6
------------------------------------------------------
Morgan Stanley                     2.4         2.3
------------------------------------------------------
Citigroup, Inc.                    2.2         2.7
------------------------------------------------------
Intel Corp.                        2.1         2.2
------------------------------------------------------
Mellon Financial Corp.             1.9         1.7
------------------------------------------------------
Yum! Brands, Inc.                  1.9         1.7
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/07    12/31/06
------------------------------------------------------
Diversified Financial Services    11.9        13.1
------------------------------------------------------
Retail                             7.3         6.2
------------------------------------------------------
Media                              7.0         7.3
------------------------------------------------------
Oil & Gas                          6.4         7.6
------------------------------------------------------
Semiconductors                     5.8         3.6
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.
NOTES TO CHARTS
 /1/Does not include a sales charge.
 /2/Includes the maximum sales charge of 5.75%.
 /3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
 /4/Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
 /5/Morningstar Large Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
 /6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                                                                             14


 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio Net Expense Ratio
-------------------------------------------
  A          1.38               1.38
-------------------------------------------
  B          2.14               2.14
-------------------------------------------
  C          2.14               2.14
-------------------------------------------

                      VAUGHAN NELSON SMALL CAP VALUE FUND

PORTFOLIO PROFILE


Objective:
Seeks capital appreciation

--------------------------------------------------------------------------------
Strategy:
Invests in small-cap companies with a focus on absolute return, using a bottom-up value-oriented investment process

--------------------------------------------------------------------------------
Inception Date:
December 31, 1996

--------------------------------------------------------------------------------
Managers:
Chris D. Wallis
Scott J. Weber

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFJX
                                 Class B NEJBX
                                 Class C NEJCX
                                 Class Y NEJYX

--------------------------------------------------------------------------------
What You Should Know:
Investing in small-cap stocks carries special risk, including narrower markets, limited financial and management resources, less liquidity and greater volatility than large company stocks. Value stocks may fall out of favor with investors and underperform the overall market during any given period.

Management Discussion
--------------------------------------------------------------------------------

Vaughan Nelson Small Cap Value Fund significantly outperformed its benchmark for the first half of 2007 and finished the period in the top half of a group of comparable funds. Good stock selection and its emphasis on industrial and energy stocks were largely responsible for the fund's results. Other positive factors included the fund's relatively small position in financial stocks, which did poorly, and positive results from its technology selections.

For the six months ended June 30, 2007, the fund's total return was 8.95% based on the net asset value of Class A shares. For the same period, the fund's benchmark, the Russell 2000 Value Index, returned 3.80%, while the average performance of funds in Morningstar's Small Blend category was 8.55%.

FUND'S VALUE-ORIENTED STYLE AND DISCIPLINED PROCESS WORKED WELL
While stocks in general were up for the first half of 2007, mid-cap stocks outperformed small-cap stocks, and growth stocks topped value stocks. However, many interest-sensitive companies - the weakest group during the period - are in the value category. An increase in merger and acquisition activity has made "bargains" harder to find, but some companies with favorable growth prospects appear to have been under-appreciated, providing opportunities for the fund. Our value philosophy and process helps guide us toward what we believe are attractive investment opportunities in many different investment climates.

In general, we look for temporary inefficiencies in the small-cap value universe that provide opportunities to invest in companies at prices materially below our estimate of their long-term intrinsic value. We use a disciplined valuation methodology, combined with fundamental research, to take advantage of these inefficiencies. Our goal is to identify stocks with strong return prospects over a three-year period and to sell them once they are nearing that target or if they fail to meet our expectations.

STRONG DEMAND DROVE EARNINGS FOR FUND'S BEST PERFORMERS
Among the fund's best performers during the first half of 2007 were Cleveland-Cliffs, General Cable and CommScope. Cleveland-Cliffs is an iron ore producer that benefited from strong global demand for its products. We bought the stock at an attractive valuation and sold it when it reached our target. General Cable is enjoying strong demand for its wire and cable products from all three of its end-markets - energy, telecommunications and industrial customers. We believe the need for infrastructure investment should continue. CommScope provides cable and connectivity products for telecommunications service providers. It, too, is benefiting from strong demand from cable and telecommunications companies with a backlog of capital spending needs. Both General Cable and CommScope still appear attractive and remain in the portfolio.

CONCERNS ABOUT SUBPRIME LOANS AND RISING INTEREST RATES HURT SOME HOLDINGS Friedman Billings Ramsey Group (FBR), PrivateBancorp, and CompuCredit were our worst performers for the six months ended June 30, 2007. All three stocks were impacted by the concerns about the risks in the subprime mortgage and asset-backed securities markets. FBR has direct exposure to the mortgage business, while CompuCredit provides financing to subprime borrowers. PrivateBancorp is less directly affected by these issues, although it began to experience credit concerns in its non-residential mortgage portfolio. We eliminated all three positions.

VOLATILE STOCK PRICES MAY PROVIDE INVESTMENT OPPORTUNITIES
After a slower-than-anticipated first quarter, we noted some improvement in economic growth in the second quarter of 2007. We believe the economy is experiencing a mid-cycle slowdown that may make it difficult for many companies to meet earnings expectations. We will use any corrections to build or establish positions we think are promising, focusing on companies that we believe are likely to benefit from strong demand, or which may have pricing power, as well as "special situations." Accordingly, as we enter the second half of 2007, the portfolio emphasizes industrial stocks (particularly aerospace and defense and machinery) and energy. We are also looking for opportunities in the technology sector.

                      VAUGHAN NELSON SMALL CAP VALUE FUND

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

         June 30, 1997 through June 30, 2007

               Class A      Class A     Russell 2000
               @ N.A.       @ M.S.C.       Value
             Cumulative   Cumulative    Cumulative
Month End     Value/1/     Value/2/      Value/4/
----------   ----------   -----------   ------------
 6/30/1997     $10,000      $ 9,425      $10,000
 7/31/1997      10,674       10,060       10,420
 8/31/1997      10,964       10,334       10,585
 9/30/1997      11,920       11,235       11,289
10/31/1997      11,478       10,818       10,982
11/30/1997      11,210       10,565       11,102
12/31/1997      11,500       10,839       11,479
 1/31/1998      11,178       10,535       11,271
 2/28/1998      12,091       11,396       11,952
 3/31/1998      12,795       12,059       12,437
 4/30/1998      12,676       11,947       12,499
 5/31/1998      11,898       11,213       12,056
 6/30/1998      12,084       11,390       11,988
 7/31/1998      11,142       10,501       11,049
 8/31/1998       8,717        8,216        9,319
 9/30/1998       9,324        8,788        9,845
10/31/1998       9,736        9,176       10,137
11/30/1998      10,650       10,038       10,412
12/31/1998      11,737       11,062       10,738
 1/31/1999      11,984       11,295       10,495
 2/28/1999      10,980       10,349        9,778
 3/31/1999      11,737       11,062        9,697
 4/30/1999      12,622       11,896       10,583
 5/31/1999      12,517       11,797       10,908
 6/30/1999      13,558       12,779       11,303
 7/31/1999      13,393       12,623       11,035
 8/31/1999      13,274       12,510       10,631
 9/30/1999      13,643       12,858       10,419
10/31/1999      14,677       13,833       10,210
11/30/1999      16,365       15,424       10,263
12/31/1999      19,412       18,295       10,578
 1/31/2000      19,386       18,272       10,302
 2/29/2000      24,169       22,779       10,931
 3/31/2000      23,248       21,911       10,983
 4/30/2000      20,521       19,341       11,048
 5/31/2000      18,855       17,771       10,879
 6/30/2000      20,388       19,215       11,197
 7/31/2000      18,954       17,865       11,570
 8/31/2000      21,311       20,085       12,087
 9/30/2000      20,631       19,444       12,019
10/31/2000      18,894       17,807       11,976
11/30/2000      15,600       14,703       11,732
12/31/2000      17,039       16,059       12,993
 1/31/2001      17,782       16,759       13,352
 2/28/2001      15,491       14,601       13,333
 3/31/2001      14,015       13,209       13,119
 4/30/2001      15,419       14,533       13,727
 5/31/2001      15,739       14,834       14,080
 6/30/2001      16,275       15,339       14,646
 7/31/2001      15,160       14,289       14,318
 8/31/2001      14,231       13,413       14,268
 9/30/2001      11,971       11,283       12,693
10/31/2001      12,786       12,051       13,025
11/30/2001      13,912       13,112       13,960
12/31/2001      14,986       14,124       14,815
 1/31/2002      14,635       13,793       15,012
 2/28/2002      13,469       12,694       15,103
 3/31/2002      14,666       13,823       16,234
 4/30/2002      14,326       13,502       16,806
 5/31/2002      13,634       12,850       16,250
 6/30/2002      12,726       11,994       15,890
 7/31/2002      10,805       10,184       13,529
 8/31/2002      10,795       10,174       13,469
 9/30/2002       9,804        9,240       12,507
10/31/2002      10,310        9,717       12,695
11/30/2002      11,104       10,466       13,708
12/31/2002      10,371        9,775       13,123
 1/31/2003       9,794        9,231       12,753
 2/28/2003       9,453        8,909       12,324
 3/31/2003       9,474        8,929       12,456
 4/30/2003      10,382        9,785       13,639
 5/31/2003      11,445       10,787       15,032
 6/30/2003      11,879       11,196       15,286
 7/31/2003      12,654       11,926       16,049
 8/31/2003      13,304       12,539       16,658
 9/30/2003      12,912       12,169       16,467
10/31/2003      13,840       13,044       17,810
11/30/2003      14,243       13,424       18,494
12/31/2003      14,387       13,559       19,162
 1/31/2004      14,943       14,084       19,825
 2/29/2004      14,861       14,007       20,209
 3/31/2004      14,892       14,036       20,488
 4/30/2004      14,252       13,433       19,429
 5/31/2004      14,303       13,481       19,663
 6/30/2004      15,046       14,181       20,662
 7/31/2004      14,396       13,568       19,712
 8/31/2004      14,252       13,432       19,906
 9/30/2004      14,758       13,909       20,693
10/31/2004      14,964       14,104       21,014
11/30/2004      16,100       15,174       22,879
12/31/2004      16,585       15,631       23,425
 1/31/2005      16,089       15,164       22,519
 2/28/2005      16,615       15,660       22,966
 3/31/2005      16,377       15,436       22,493
 4/30/2005      15,593       14,696       21,333
 5/31/2005      16,418       15,474       22,634
 6/30/2005      17,078       16,096       23,635
 7/31/2005      17,986       16,952       24,980
 8/31/2005      17,851       16,825       24,406
 9/30/2005      18,026       16,990       24,366
10/31/2005      17,489       16,484       23,754
11/30/2005      18,243       17,194       24,718
12/31/2005      18,254       17,204       24,528
 1/31/2006      19,678       18,546       26,556
 2/28/2006      19,573       18,448       26,554
 3/31/2006      20,554       19,372       27,841
 4/30/2006      20,636       19,450       27,915
 5/31/2006      19,904       18,759       26,759
 6/30/2006      19,894       18,750       27,088
 7/31/2006      19,440       18,322       26,712
 8/31/2006      19,627       18,498       27,511
 9/30/2006      19,801       18,663       27,779
10/31/2006      20,823       19,626       29,193
11/30/2006      21,308       20,083       30,025
12/31/2006      21,556       20,316       30,287
 1/31/2007      21,825       20,570       30,741
 2/28/2007      21,845       20,589       30,363
 3/31/2007      22,133       20,860       30,730
 4/30/2007      22,206       20,929       31,049
 5/31/2007      23,589       22,233       32,187
 6/30/2007      23,486       22,135       31,437


Average Annual Total Returns -- June 30, 2007


                                                                         SINCE
                                     6 MONTHS 1 YEAR 5 YEARS 10 YEARS INCEPTION/6/
CLASS A (Inception 12/31/96)
Net Asset Value/1/                     8.95%  18.05%  13.04%   8.91%        --
With Maximum Sales Charge/2/           2.71   11.24   11.72    8.27         --

CLASS B (Inception 12/31/96)
Net Asset Value/1/                     8.55   17.16   12.20    8.10         --
With CDSC/3/                           3.55   12.16   11.94    8.10         --

CLASS C (Inception 12/31/96)
Net Asset Value/1/                     8.55   17.15   12.19    8.11         --
With CDSC/3/                           7.55   16.15   12.19    8.11         --

CLASS Y (Inception 8/31/06)
Net Asset Value/1/                     9.09      --      --      --      19.93%
----------------------------------------------------------------------------------

                                                                         SINCE
                                                                        CLASS Y
COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEAR  INCEPTION/7/
Russell 2000 Value Index/4/            3.80%  16.05%  14.62%  12.14%     14.27%
Morningstar Small Blend Fund Avg./5/   8.55   17.02   13.86   10.82      18.85

All results represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com. Class Y shares are only available to certain investors, as outlined in the prospectus.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                 % of Net Assets as of
FUND COMPOSITION                 6/30/07    12/31/06
------------------------------------------------------
Common Stocks                     94.9        93.8
------------------------------------------------------
Investment Companies               2.9         2.7
------------------------------------------------------
Short-Term Investments and Other   2.2         3.5
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/07    12/31/06
------------------------------------------------------
iShares Russell 2000 Value
 Index Fund                        2.9         2.7
------------------------------------------------------
Alliant Techsystems, Inc.          2.9         2.5
------------------------------------------------------
General Cable Corp.                2.3         1.3
------------------------------------------------------
Pediatrix Medical Group, Inc.      2.2         2.0
------------------------------------------------------
Lennox International, Inc.         2.1         2.0
------------------------------------------------------
Guitar Center, Inc.                2.0         1.5
------------------------------------------------------
CommScope, Inc.                    2.0         0.8
------------------------------------------------------
Affiliated Managers Group, inc.    2.0         2.1
------------------------------------------------------
Arena Resources, Inc.              2.0         1.9
------------------------------------------------------
Moog, Inc., Class A                1.9         1.7
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/07    12/31/06
------------------------------------------------------
Retail                             8.1        10.4
------------------------------------------------------
Oil & Gas                          7.9         4.1
------------------------------------------------------
Chemicals                          6.1         3.7
------------------------------------------------------
Diversified Financial Services     6.0         5.6
------------------------------------------------------
Aerospace & Defense                5.9         4.9
------------------------------------------------------

 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio/8/ Net Expense Ratio/9/
-------------------------------------------------
  A           1.61                  1.47
-------------------------------------------------
  B           2.39                  2.22
-------------------------------------------------
  C           2.37                  2.22
-------------------------------------------------
  Y           1.92                  1.22
-------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
/5/Morningstar Small Blend Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/7/The since-inception comparative performance figures shown are calculated from 9/1/06.
/8/Before waiver and reimbursements.
/9/After waivers and reimbursements. Expense reductions are contractual and are set to expire 4/30/08.

                         WESTPEAK CAPITAL GROWTH FUND

PORTFOLIO PROFILE


Objective:
Seeks long-term growth of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in common stocks of large- and mid-cap companies in any industry

--------------------------------------------------------------------------------
Inception Date:
August 3, 1992

--------------------------------------------------------------------------------
Manager:
Westpeak Global Advisors, L.P.
Team Management

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFCX
                                 Class B NECBX
                                 Class C NECGX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks can be more sensitive to market movements because their prices are based in part on future expectations.

Management Discussion
--------------------------------------------------------------------------------

Growth stocks did well during the first half of 2007, although the types of stocks we selected - attractively valued stocks with good quality earnings - were not the best performers. Class A shares of Westpeak Capital Growth Fund provided a total return of 3.13% for the six months ended June 30, 2007. For the same period, the funds benchmark, the Russell 1000 Growth Index returned 8.13%, exactly matching the average 8.13% return on the funds in Morningstar's Large Growth category.

While our emphasis on value-oriented growth stocks has worked well for the fund historically, the second quarter of 2007 was the most difficult period we've had for some time. Many modestly priced growth stocks either underperformed or were actually negative for the period.

STOCKS WITH HIGHLY VARIABLE EARNINGS DID WELL
Typically, growth-oriented investors are drawn to stocks of companies with strong, steady earnings growth, but for the first half of 2007, stocks of companies with highly variable earnings led the market. These included some high-tech stocks, certain industrials and stocks of companies linked to commodities.

From a sector standpoint, the fund benefited from its emphasis on defense and aerospace and on heavy machinery, but our relative overweights in the apparel and computer hardware industries hurt performance. Our relatively slim position in internet stocks also detracted from results. On the other hand, the fund benefited because we were underweight in interest-sensitive stocks, which were impacted by concerns about subprime mortgage defaults.

CERTAIN RETAILERS, OIL SERVICES, MEDICAL TECHNOLOGY AND INDUSTRIALS DID WELL Our best performer during the first half of 2007 was Dollar Tree Stores, a specialty retailer that beat analysts' earnings expectations. Investor interest in the stock also rose when a competitor was bought out. TODCO, a contract oil and gas drilling company, rose in value when it received a buyout offer in March. We sold the position on strength.

Although it was in the portfolio for less than six months, Varian Semiconductor Equipment was another strong positive. Varian supplies ion implementation systems used in the manufacture of semiconductor chips. We began buying the stock in January and February. It rose sharply in April when the company forecasted strong quarterly earnings gains and we sold the stock on strength in May. A boom in heavy civil construction and transportation benefited Granite Construction. Since we initiated a position in the stock last September, it drifted steadily upward, for the most part, as a series of new contracts improved the company's outlook.

OTHER RETAIL AND MEDICAL TECHNOLOGY STOCKS HURT THE FUND
We bought Office Depot late in 2006 and added to the fund's position early in 2007. This global retailer of office products and services is still highly ranked, even though the company has missed some analysts' estimates. However, Office Depot has a strong history and we believe the stock price will recover. Amgen, which develops and markets human therapeutics based on cellular and molecular biology, also proved disappointing in the first half of 2007. Sales of its top-selling anemia drugs were threatened when the Federal Drug Administration warned doctors of negative side effects of high doses. We trimmed the position but continue to hold it.

FUND SCHEDULED TO CHANGE ITS NAME AND STRATEGY
Effective August 1, 2007, Westpeak Capital Growth Fund's name was changed to Westpeak 130/30 Growth Fund to reflect a change in its investment strategy. "130/30" is a technical term describing a "long/short" strategy that may allow the fund to benefit if the market price of a security goes down after it is sold short. This strategy is explained in more detail in the fund's prospectus. The new strategy does not alter the fund's goal - long-term growth of capital.

                         WESTPEAK CAPITAL GROWTH FUND

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                    [CHART]

                 June 30, 1997 through June 30, 2007

                                        Russell 1000
              Class A      Class A        Growth
              @ N.A.V.     @ M.S.C.       Index
             Cumulative   Cumulative   Cumulative
Month End     Value/1/      Value/2/      Value/4/
----------   ----------   ----------   ------------
 6/30/1997     $10,000      $ 9,425      $10,000
 7/31/1997      10,702       10,087       10,884
 8/31/1997      10,211        9,624       10,247
 9/30/1997      10,519        9,914       10,752
10/31/1997      10,094        9,514       10,354
11/30/1997      10,359        9,763       10,794
12/31/1997      10,571        9,963       10,915
 1/31/1998      10,656       10,043       11,241
 2/28/1998      11,387       10,732       12,087
 3/31/1998      11,896       11,212       12,569
 4/30/1998      12,107       11,411       12,743
 5/31/1998      11,815       11,136       12,381
 6/30/1998      12,430       11,715       13,139
 7/31/1998      12,313       11,605       13,052
 8/31/1998      10,358        9,762       11,094
 9/30/1998      10,979       10,348       11,946
10/31/1998      11,782       11,104       12,906
11/30/1998      12,489       11,771       13,888
12/31/1998      13,643       12,858       15,140
 1/31/1999      14,329       13,505       16,029
 2/28/1999      13,524       12,746       15,296
 3/31/1999      13,821       13,026       16,102
 4/30/1999      14,092       13,282       16,123
 5/31/1999      13,834       13,039       15,627
 6/30/1999      14,567       13,730       16,722
 7/31/1999      14,244       13,425       16,190
 8/31/1999      14,369       13,543       16,455
 9/30/1999      14,159       13,345       16,109
10/31/1999      15,146       14,275       17,326
11/30/1999      15,596       14,699       18,261
12/31/1999      17,019       16,040       20,160
 1/31/2000      16,059       15,135       19,215
 2/29/2000      16,728       15,767       20,154
 3/31/2000      18,068       17,029       21,596
 4/30/2000      17,532       16,524       20,569
 5/31/2000      16,713       15,752       19,533
 6/30/2000      17,814       16,790       21,013
 7/31/2000      17,353       16,355       20,137
 8/31/2000      18,710       17,634       21,961
 9/30/2000      16,981       16,005       19,883
10/31/2000      16,392       15,449       18,942
11/30/2000      14,181       13,365       16,150
12/31/2000      13,694       12,907       15,639
 1/31/2001      14,350       13,525       16,720
 2/28/2001      12,401       11,688       13,881
 3/31/2001      11,244       10,598       12,371
 4/30/2001      12,765       12,031       13,935
 5/31/2001      12,619       11,894       13,730
 6/30/2001      12,422       11,708       13,412
 7/31/2001      11,766       11,090       13,077
 8/31/2001      10,819       10,197       12,008
 9/30/2001       9,708        9,150       10,809
10/31/2001      10,155        9,571       11,376
11/30/2001      11,038       10,403       12,469
12/31/2001      10,892       10,266       12,445
 1/31/2002      10,847       10,223       12,225
 2/28/2002      10,454        9,853       11,718
 3/31/2002      10,810       10,189       12,123
 4/30/2002      10,208        9,621       11,134
 5/31/2002       9,989        9,414       10,864
 6/30/2002       9,167        8,640        9,859
 7/31/2002       8,454        7,968        9,317
 8/31/2002       8,464        7,977        9,345
 9/30/2002       7,569        7,134        8,376
10/31/2002       8,117        7,650        9,144
11/30/2002       8,382        7,900        9,641
12/31/2002       7,834        7,383        8,975
 1/31/2003       7,633        7,194        8,757
 2/28/2003       7,670        7,229        8,717
 3/31/2003       7,825        7,375        8,879
 4/30/2003       8,281        7,805        9,536
 5/31/2003       8,737        8,235       10,012
 6/30/2003       8,819        8,312       10,149
 7/31/2003       8,938        8,424       10,402
 8/31/2003       9,048        8,528       10,661
 9/30/2003       9,084        8,562       10,547
10/31/2003       9,522        8,975       11,139
11/30/2003       9,632        9,078       11,256
12/31/2003       9,924        9,353       11,645
 1/31/2004      10,070        9,491       11,883
 2/29/2004      10,070        9,491       11,958
 3/31/2004       9,887        9,319       11,736
 4/30/2004       9,668        9,112       11,600
 5/31/2004       9,841        9,275       11,816
 6/30/2004       9,969        9,396       11,964
 7/31/2004       9,512        8,965       11,287
 8/31/2004       9,503        8,956       11,232
 9/30/2004       9,558        9,008       11,339
10/31/2004       9,777        9,215       11,515
11/30/2004      10,142        9,559       11,911
12/31/2004      10,434        9,834       12,379
 1/31/2005      10,133        9,550       11,966
 2/28/2005      10,215        9,628       12,093
 3/31/2005       9,941        9,370       11,873
 4/30/2005       9,722        9,163       11,647
 5/31/2005      10,252        9,663       12,210
 6/30/2005      10,380        9,784       12,165
 7/31/2005      10,910       10,283       12,760
 8/31/2005      10,709       10,093       12,595
 9/30/2005      10,746       10,128       12,653
10/31/2005      10,463        9,861       12,530
11/30/2005      10,938       10,309       13,071
12/31/2005      10,783       10,163       13,030
 1/31/2006      11,138       10,498       13,259
 2/28/2006      11,121       10,481       13,238
 3/31/2006      11,358       10,704       13,433
 4/30/2006      11,367       10,713       13,415
 5/31/2006      10,882       10,257       12,960
 6/30/2006      10,937       10,308       12,909
 7/31/2006      10,699       10,084       12,663
 8/31/2006      10,909       10,282       13,058
 9/30/2006      11,220       10,575       13,417
10/31/2006      11,595       10,928       13,889
11/30/2006      11,942       11,255       14,164
12/31/2006      11,951       11,264       14,212
 1/31/2007      12,252       11,548       14,578
 2/28/2007      11,978       11,289       14,304
 3/31/2007      12,096       11,401       14,381
 4/30/2007      12,425       11,711       15,058
 5/31/2007      12,799       12,063       15,600
 6/30/2007      12,325       11,616       15,367


Average Annual Total Returns -- June 30, 2007


                                      6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 8/3/92)
Net Asset Value/1/                      3.13%  12.69%  6.10%    2.12%
With Maximum Sales Charge/2/           -2.81    6.22   4.86     1.51

CLASS B (Inception 9/13/93)
Net Asset Value/1/                      2.77   11.75   5.30     1.31
With CDSC/3/                           -2.23    6.75   4.97     1.31

CLASS C (Inception 12/30/94)
Net Asset Value/1/                      2.77   11.77   5.29     1.29
With CDSC/3/                            1.77   10.77   5.29     1.29
----------------------------------------------------------------------

COMPARATIVE PERFORMANCE               6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Russell 1000 Growth Index/4/            8.13%  19.04%  9.28%    4.39%
Morningstar Large Growth Fund Avg./5/   8.13   17.17   8.96     5.47

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares

PORTFOLIO FACTS


                                 % of Net Assets as of
FUND COMPOSITION                 6/30/07    12/31/06
------------------------------------------------------
Common Stocks                     98.8        99.4
------------------------------------------------------
Short-Term Investments and Other   1.2         0.6
------------------------------------------------------

                                 % of Net Assets as of
TEN LARGEST HOLDINGS             6/30/07    12/31/06
------------------------------------------------------
Cisco Systems, Inc.                5.3         5.4
------------------------------------------------------
Hewlett-Packard Co.                4.0         4.1
------------------------------------------------------
Boeing Co. (The)                   3.9         3.9
------------------------------------------------------
Goldman Sachs Group, Inc.          3.6         3.8
------------------------------------------------------
WellPoint, Inc.                    3.4          --
------------------------------------------------------
ExxonMobil Corp.                   3.3         3.3
------------------------------------------------------
UnitedHealth Group, Inc.           3.3          --
------------------------------------------------------
Symantec Corp.                     3.3          --
------------------------------------------------------
McGraw-Hill Co., Inc. (The)        3.2         3.2
------------------------------------------------------
Kohl's Corp.                       3.1         2.8
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/07    12/31/06
------------------------------------------------------
Retail                            18.5        17.0
------------------------------------------------------
Aerospace & Defense                7.1         6.9
------------------------------------------------------
Health Care--Services              6.7         1.9
------------------------------------------------------
Internet                           5.9         2.2
------------------------------------------------------
Telecommunications                 5.3         5.4
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.

 EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio/7/ Net Expense Ratio/8/
-------------------------------------------------
  A           2.11                  1.95
-------------------------------------------------
  B           2.86                  2.70
-------------------------------------------------
  C           2.86                  2.70
-------------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes maximum sales charge of 5.75%.
/3/Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/4/Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
/5/Morningstar Large Growth Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/7/Before waivers and reimbursements.
/8/After waivers and reimbursements. Expense reductions are contractual and are set to expire 4/30/08.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information, including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.
PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds' website at www.funds.natixis.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the funds' website and the SEC's website. QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2007 through June 30, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
CGM ADVISOR TARGETED EQUITY FUND                1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,118.60                   $6.15
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.99                   $5.86
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,114.70                  $10.12
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.22                   $9.64
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,114.80                  $10.07
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.27                   $9.59
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,119.70                   $4.73
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.33                   $4.51

*Expenses are equal to the fund's annualized expense ratio: 1.17%, 1.93%, 1.92% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HANSBERGER INTERNATIONAL FUND                   1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,127.90                   $7.54
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.70                   $7.15
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,124.00                  $11.48
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.98                  $10.89
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,123.60                  $11.48
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.98                  $10.89

*Expenses are equal to the fund's annualized expense ratio: 1.43%, 2.18% and 2.18% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES FOCUSED VALUE FUND            1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,072.40                   $7.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.65                   $7.20
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,068.40                  $11.23
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.93                  $10.94
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,069.40                  $11.24
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.93                  $10.94

*Expenses are equal to the fund's annualized expense ratio: 1.44%, 2.19% and 2.19% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
HARRIS ASSOCIATES LARGE CAP VALUE FUND          1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,061.00                   $6.39
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.60                   $6.26
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,057.30                  $10.35
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.73                  $10.14
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,057.40                  $10.25
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.83                  $10.04
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,063.40                   $4.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.53                   $4.31
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.25%, 2.03%, 2.01% and 0.86% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
NATIXIS U.S. DIVERSIFIED PORTFOLIO              1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,112.50                   $7.49
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.70                   $7.15
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,108.20                  $11.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.98                  $10.89
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,108.10                  $11.39
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.98                  $10.89
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,114.50                   $5.40
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.69                   $5.16
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.43%, 2.18%, 2.18% and 1.03% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
NATIXIS VALUE FUND                              1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,070.90                   $6.93
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.10                   $6.76
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,067.40                  $10.76
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.38                  $10.49
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,067.40                  $10.76
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.38                  $10.49
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.35%, 2.10% and 2.10% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
VAUGHAN NELSON SMALL CAP VALUE FUND             1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,089.50                   $7.93
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.21                   $7.65
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,085.50                  $11.79
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.49                  $11.38
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,085.50                  $11.79
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.49                  $11.38
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,090.90                   $6.32
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.74                   $6.11
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.53%, 2.28%, 2.28% and 1.22% for Class A, B, C and Y, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
WESTPEAK CAPITAL GROWTH FUND                    1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,031.30                   $7.55
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.36                   $7.50
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,027.70                  $11.31
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.64                  $11.23
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,027.70                  $11.31
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,013.64                  $11.23

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.50%, 2.25% and 2.25% for Class A, B and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


The Board of Trustees, including the Independent Trustees, considers matters bearing on each Fund's advisory and subadvisory agreements (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds' investment advisers believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds' performance benchmarks,
(ii) information on the Funds' advisory and subadvisory fees, if any, and other expenses, including information comparing the Funds' expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Funds,
(iv) information about the profitability of the Agreements to the Funds' advisers and subadvisers (collectively, the "Advisers"), and (v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) each Adviser's financial results and financial condition, (ii) each Fund's investment objective and strategies and the size, education and experience of the Advisers' respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds' shares, (iv) the procedures employed to determine the value of the Funds' assets, (v) the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Advisers and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with the annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about each Fund's investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund (and segment, in the case of Funds managed by multiple subadvisers) based on agreed-upon criteria, graphs showing performance and fee differentials against each Fund's peer group, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against its peer group. The portfolio management team for each Fund makes periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund's portfolio.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in June, 2007. The Agreements were continued for a one-year period for each Fund. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates, including recent or planned investments by certain of the Advisers in additional personnel or other resources. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They considered the need for the Advisers to offer competitive compensation in order to attract and retain capable personnel.

The Trustees considered the advisory services provided by the Advisers to the Funds, including the monitoring and oversight services provided by Natixis Advisors with respect to subadvised Funds and the Funds for which Natixis Advisors provides advisory oversight services. They also considered the administrative services provided by Natixis Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Funds using a variety of performance metrics, including metrics which also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund's performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Funds' Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Advisers that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's Adviser had taken or is taking steps designed to help improve the Fund's investment performance;
(4) that the Fund's advisory fee had recently been, or is proposed to be, reduced or the Fund's expenses capped, with the goal of helping the Fund's net return to shareholders become more competitive; and (5) that reductions in the Fund's expense levels resulting from decreased expenses and/or increased assets were not yet fully reflected in the Fund's performance results.

The Trustees also considered each Adviser's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and subadvisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating each Fund's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps. They noted that currently four of the eight Natixis Advisor Equity Funds in this report have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers under these caps. The Trustees noted that several Funds had total expense ratios or advisory fee rates that were above the median of a peer group of Funds. The Trustees considered the circumstances that accounted for such relatively higher expenses. The Trustees noted that for several of these Funds, the relatively higher expense ratios resulted to a significant extent from relatively higher expenses relating to items other than advisory fees. The Trustees noted that management was proposing to reduce the level at which the expenses of the Vaughan Nelson Small Cap Value Fund would be capped, effective July 1, 2007. For Harris Associates Focused Value Fund, the Trustees noted
(i) that a recent reduction in the advisory fee rate was not fully reflected in the historical data comparing the Fund's advisory fee rate to those of a peer group of funds and (ii) management's representation that the Fund is managed using a research intensive, concentrated and capacity constrained investment discipline For Natixis U.S. Diversified Portfolio, the Trustees noted that the Fund's multi-manager structure is more complex that the management structure of certain funds in its peer group. The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and Fund growth on Adviser profitability, including information regarding resources spent on distribution activities and the increase in net sales for

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS

the family of funds. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that six of the Funds had breakpoints in their advisory fees and that the remaining Funds were subject to expense caps. The Trustees also considered management's representation that for certain Funds the Funds' Advisers did not benefit from economies of scale in providing services to the Funds (because of the investment style of the Fund, the small size of the Fund or for other reasons) or were capacity constrained with respect to the relevant investment strategy. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

.. so-called "fallout benefits" to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees also considered the fact that Natixis Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing advisory and subadvisory agreements should be continued through June 30, 2008.

         CGM ADVISOR TARGETED EQUITY FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)


   Shares       Description                                           Value (+)
----------------------------------------------------------------------------------
Common Stocks -- 99.0% of Net Assets
                Agriculture -- 4.8%
     540,000    Monsanto Co.                                       $    36,471,600
                                                                   ---------------
                Auto Manufacturers -- 6.2%
     375,000    Toyota Motor Corp., Sponsored ADR(b)                    47,205,000
                                                                   ---------------
                Banking -- 6.0%
   1,035,000    Banco Itau Holding Financeira SA, ADR(b)                45,995,400
                                                                   ---------------
                Chemicals -- 4.7%
     501,200    Praxair, Inc.(b)                                        36,081,388
                                                                   ---------------
                Computers -- 5.1%
     320,000    Apple, Inc.(c)                                          39,052,800
                                                                   ---------------
                Diversified Financial Services -- 9.5%
     535,000    Fannie Mae                                              34,951,550
     225,000    MasterCard, Inc., Class A(b)                            37,320,750
                                                                   ---------------
                                                                        72,272,300
                                                                   ---------------
                Food -- 9.3%
   1,270,000    Kroger Co.                                              35,725,100
   1,020,000    Safeway, Inc.(b)                                        34,710,600
                                                                   ---------------
                                                                        70,435,700
                                                                   ---------------
                Machinery -- Diversified -- 5.2%
     325,000    Deere & Co.(b)                                          39,240,500
                                                                   ---------------
                Mining -- 6.5%
   1,115,000    Companhia Vale do Rio Doce, ADR                         49,673,250
                                                                   ---------------
                Oil & Gas -- 8.9%
     295,000    ConocoPhillips                                          23,157,500
     365,000    Petroleo Brasileiro SA, ADR                             44,263,550
                                                                   ---------------
                                                                        67,421,050
                                                                   ---------------
                Oil & Gas Services -- 18.2%
     525,000    Baker Hughes, Inc.(b)                                   44,168,250
     420,000    National-Oilwell Varco, Inc.(c)                         43,780,800
     600,000    Schlumberger, Ltd.                                      50,964,000
                                                                   ---------------
                                                                       138,913,050
                                                                   ---------------
                Restaurants -- 2.9%
     440,000    McDonald's Corp.                                        22,334,400
                                                                   ---------------
                Telecommunications -- 11.7%
     730,000    America Movil SAB de C.V., Series L, ADR                45,208,900
   1,055,000    AT&T, Inc.                                              43,782,500
                                                                   ---------------
                                                                        88,991,400
                                                                   ---------------
                Total Common Stocks (Identified Cost $633,025,226)     754,087,838
                                                                   ---------------

  Principal
   Amount/
   Shares     Description                                                            Value (+)
-----------------------------------------------------------------------------------------------------
Short-Term Investments -- 13.7%
$   6,930,000 American Express Credit Corp.,
              5.230%, due 7/02/2007                                               $     6,930,000
   97,935,744 State Street Securities Lending Quality Trust(d)                         97,935,744
                                                                                   ---------------
              Total Short-Term Investments (Identified Cost $104,865,744)             104,865,744
                                                                                   ---------------
              Total Investments -- 112.7%
              (Identified Cost $737,890,970)(a)                                       858,953,582
              Other assets less liabilities -- (12.7)%                                (97,088,379)
                                                                                   ---------------
              Total Net Assets -- 100%                                            $   761,865,203
                                                                                   ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2007, the net unrealized appreciation on investments based on a cost of $737,890,970 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $   125,241,248
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (4,178,636)
                                                                                   ---------------
              Net unrealized appreciation                                         $   121,062,612
                                                                                   ===============
          (b) All or a portion of this security was on loan to brokers at June 30, 2007.
          (c) Non-income producing security.
          (d) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                      Oil & Gas Services             18.2%
                      Telecommunications             11.7
                      Diversified Financial Services  9.5
                      Food                            9.3
                      Oil & Gas                       8.9
                      Mining                          6.5
                      Auto Manufacturers              6.2
                      Banking                         6.0
                      Machinery -- Diversified        5.2
                      Computers                       5.1
                      Agriculture                     4.8
                      Chemicals                       4.7
                      Restaurants                     2.9

                See accompanying notes to financial statements.

           HANSBERGER INTERNATIONAL FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                                    Value (+)
----------------------------------------------------------------------------------------
Common Stocks -- 99.4% of Net Assets
             Australia -- 2.5%
      22,545 Rio Tinto, Ltd.(b)                                          $     1,888,238
      56,429 Westpac Banking Corp.                                             1,227,588
      39,963 Woodside Petroleum, Ltd.                                          1,550,040
                                                                         ---------------
                                                                               4,665,866
                                                                         ---------------
             Austria -- 0.7%
      15,462 Erste Bank Der Oesterreichischen Sparkassen AG(b)                 1,209,582
                                                                         ---------------
             Brazil -- 4.1%
      21,829 Banco Itau Holding Financeira SA, ADR                               970,081
      44,255 Cia Vale do Rio Doce, Sponsored ADR                               1,668,413
      14,660 Companhia de Bebidas das Americas, Preferred ADR                  1,026,200
      57,902 Companhia Energetica de Minas Gerais, Sponsored ADR(b)            1,221,732
      21,869 Petroleo Brasileiro SA, ADR                                       2,652,054
                                                                         ---------------
                                                                               7,538,480
                                                                         ---------------
             Canada -- 3.5%
      32,984 Cameco Corp.(b)                                                   1,673,608
      17,392 IGM Financial, Inc.                                                 845,232
      24,369 Loblaw Cos., Ltd.                                                 1,188,425
      42,878 Manulife Financial Corp.                                          1,600,207
      13,203 Suncor Energy, Inc.                                               1,187,214
                                                                         ---------------
                                                                               6,494,686
                                                                         ---------------
             China -- 2.6%
     388,000 Cosco Pacific, Ltd.                                               1,014,759
     936,000 Datang International Power Generation Co., Ltd., Class H(c)       1,446,040
   2,084,410 Denway Motors, Ltd.                                                 978,333
      26,478 Focus Media Holding Ltd., ADR(b)(c)                               1,337,139
                                                                         ---------------
                                                                               4,776,271
                                                                         ---------------
             Denmark -- 1.0%
      28,418 Vestas Wind Systems A/S(c)                                        1,881,302
                                                                         ---------------
             France -- 9.5%
      66,377 Alcatel-Lucent(b)                                                   932,518
      35,553 Axa(b)                                                            1,540,295
      11,182 BNP Paribas(b)                                                    1,337,264
      29,039 Carrefour SA(b)                                                   2,049,249
      12,477 Electricite de France(b)                                          1,355,687
      16,997 Iliad SA(b)                                                       1,725,343
       8,759 LVMH Moet Hennessy Louis Vuitton SA(b)                            1,014,065
      21,966 Neuf Cegetel(b)(c)                                                  863,355
       9,151 Schneider Electric SA(b)                                          1,289,693
      32,073 STMicroelectronics NV(b)                                            622,922
      16,768 Suez SA(b)                                                          964,295
      16,337 Total SA(b)                                                       1,332,427
      13,634 Total SA, Sponsored ADR                                           1,104,081
      32,850 Vivendi(b)                                                        1,418,744
                                                                         ---------------
                                                                              17,549,938
                                                                         ---------------
             Germany -- 5.8%
      41,905 Adidas AG(b)                                                      2,653,188
      29,776 Commerzbank AG                                                    1,430,258
       8,924 RWE AG(b)                                                           954,055
      26,217 SAP AG(b)                                                         1,350,852
      28,545 SAP AG, Sponsored ADR(b)                                          1,457,793
      10,257 Siemens AG (Registered)                                           1,479,440
       5,445 Wacker Chemie AG(b)                                               1,289,668
                                                                         ---------------
                                                                              10,615,254
                                                                         ---------------

   Shares    Description                                                Value (+)
------------------------------------------------------------------------------------
             Greece -- 1.3%
      24,163 Folli-Follie SA                                         $       981,102
      23,029 National Bank of Greece SA                                    1,321,548
                                                                     ---------------
                                                                           2,302,650
                                                                     ---------------
             Hong Kong -- 1.7%
     151,800 Esprit Holdings, Ltd.                                         1,925,844
     397,000 Foxconn International Holdings, Ltd.(c)                       1,132,226
                                                                     ---------------
                                                                           3,058,070
                                                                     ---------------
             India -- 1.8%
      15,116 HDFC Bank, Ltd., ADR(b)                                       1,273,674
      41,082 Infosys Technologies, Ltd., Sponsored ADR(b)                  2,069,711
                                                                     ---------------
                                                                           3,343,385
                                                                     ---------------
             Indonesia -- 0.4%
   2,363,000 PT Bank Mandiri                                                 817,308
                                                                     ---------------
             Ireland -- 0.7%
      61,959 Anglo Irish Bank Corp. PLC                                    1,266,261
                                                                     ---------------
             Israel -- 0.8%
      34,678 Teva Pharmaceutical Industries, Ltd., Sponsored ADR           1,430,467
                                                                     ---------------
             Italy -- 4.2%
      37,744 ENI SpA                                                       1,374,175
      88,086 Saipem SpA(b)                                                 3,023,417
     374,267 UniCredito Italiano SpA                                       3,358,436
                                                                     ---------------
                                                                           7,756,028
                                                                     ---------------
             Japan -- 15.7%
     144,000 Bank of Yokohama, Ltd. (The)                                  1,010,485
      18,200 Canon, Inc.(b)                                                1,068,719
      59,500 Daiei, Inc.(b)(c)                                               629,190
     204,000 Isuzu Motors, Ltd.(b)                                         1,106,778
     184,000 Joyo Bank, Ltd. (The)                                         1,144,723
      38,100 JS Group Corp.                                                  773,604
      27,200 Millea Holdings, Inc.                                         1,117,823
      88,000 NGK Insulators, Ltd.                                          2,165,604
      16,500 Nidec Corp.(b)                                                  970,233
       4,300 Nintendo Co., Ltd.(b)                                         1,575,066
      29,500 Nitto Denko Corp.(b)                                          1,490,274
      44,200 Nomura Holdings, Inc.(b)                                        861,563
      65,000 Onward Kashiyama Co., Ltd.                                      830,416
       5,360 ORIX Corp.                                                    1,412,646
     204,000 Osaka Gas Co., Ltd.                                             758,838
      24,700 Promise Co., Ltd.(b)                                            762,315
      52,000 Sharp Corp.                                                     988,264
      49,000 Shionogi & Co., Ltd.                                            799,919
      13,000 SMC Corp.                                                     1,731,574
      95,400 Sumitomo Corp.                                                1,743,350
         135 Sumitomo Mitsui Financial Group, Inc.(b)                      1,260,914
     106,000 Sumitomo Trust & Banking Co., Ltd. (The)                      1,011,574
      12,000 Takeda Pharmaceutical Co., Ltd.                                 775,797
      27,400 Toyota Motor Corp.                                            1,735,797
      10,800 Yamada Denki Co., Ltd.                                        1,129,779
                                                                     ---------------
                                                                          28,855,245
                                                                     ---------------
             Luxembourg -- 1.0%
      21,044 Millicom International Cellular SA(b)(c)                      1,928,472
                                                                     ---------------
             Mexico -- 2.7%
      24,445 America Movil SAB de CV, Series L, ADR(b)                     1,513,879
      39,153 Cemex SAB de CV, Sponsored ADR(b)(c)                          1,444,746
      24,272 Fomento Economico Mexicano, SAB de CV, Sponsored ADR            954,375
      28,055 Wal-Mart de Mexico SA de CV, Sponsored ADR, Series V(b)       1,059,076
                                                                     ---------------
                                                                           4,972,076
                                                                     ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                                    Value (+)
----------------------------------------------------------------------------------------
             Netherlands -- 1.8%
      19,309 ING Groep NV(b)                                             $       856,926
      28,986 Koninklijke (Royal) Philips Electronics NV                        1,226,687
      23,881 Royal Numico NV(b)                                                1,245,356
                                                                         ---------------
                                                                               3,328,969
                                                                         ---------------
             Norway -- 0.9%
      40,800 Renewable Energy Corp. A/S(c)                                     1,591,331
                                                                         ---------------
             Republic of Korea -- 2.9%
      25,343 Hyundai Motor Co.                                                 2,002,532
       9,845 Kookmin Bank, Sponsored ADR                                         863,604
       2,138 Samsung Electronics Co., Ltd.                                     1,309,853
       3,612 Samsung Electronics Co., Ltd., GDR, 144A                          1,117,914
                                                                         ---------------
                                                                               5,293,903
                                                                         ---------------
             Russia -- 2.0%
      31,286 Evraz Group SA, GDR, 144A                                         1,285,854
      19,983 Gazprom, Sponsored ADR(b)                                           837,288
      11,923 LUKOIL, Sponsored ADR                                               908,533
       3,023 Mining and Metallurgical Co. Norilsk Nickel, ADR                    671,106
                                                                         ---------------
                                                                               3,702,781
                                                                         ---------------
             Singapore -- 1.2%
      77,000 DBS Group Holdings, Ltd.                                          1,146,889
     138,000 Keppel Corp., Ltd.                                                1,126,898
                                                                         ---------------
                                                                               2,273,787
                                                                         ---------------
             Spain -- 3.4%
      71,982 Banco Bilbao Vizcaya Argentaria SA(b)                             1,773,116
     155,971 Banco Santander Central Hispano SA(b)                             2,889,943
      69,503 Telefonica SA                                                     1,555,898
                                                                         ---------------
                                                                               6,218,957
                                                                         ---------------
             Switzerland -- 9.4%
      75,086 ABB, Ltd.                                                         1,708,875
      11,697 Ciba Specialty Chemicals AG                                         763,680
      15,159 Credit Suisse Group                                               1,084,027
      12,399 Holcim, Ltd. (Registered)(b)                                      1,348,004
      12,857 Lonza Group AG(b)                                                 1,185,181
       5,622 Nestle SA                                                         2,144,783
      59,609 Novartis AG                                                       3,367,189
       9,639 Roche Holding AG                                                  1,715,529
       6,336 Syngenta AG                                                       1,240,746
       8,090 Synthes, Inc.                                                       972,919
      28,760 UBS AG                                                            1,732,899
                                                                         ---------------
                                                                              17,263,832
                                                                         ---------------
             Taiwan -- 1.2%
     521,619 Taiwan Semiconductor Manufacturing Co., Ltd.                      1,125,260
     101,336 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR       1,127,870
                                                                         ---------------
                                                                               2,253,130
                                                                         ---------------
             Thailand -- 0.6%
     287,300 Bangkok Bank PCL                                                  1,015,224
                                                                         ---------------
             United Kingdom -- 16.0%
     484,151 ARM Holdings PLC(b)                                               1,424,308
      18,911 AstraZeneca PLC                                                   1,018,874
      79,891 Autonomy Corp. PLC(c)                                             1,155,090
     112,186 Barclays PLC                                                      1,567,954
      71,457 BHP Billiton PLC                                                  1,994,551

   Shares     Description                                                           Value (+)
---------------------------------------------------------------------------------------------------
              United Kingdom -- continued
      194,947 British Sky Broadcasting Group PLC                                 $     2,505,428
       19,544 Carnival PLC                                                               936,025
      137,653 Cattles PLC                                                              1,083,571
       58,558 GlaxoSmithKline PLC                                                      1,534,554
       45,224 HBOS PLC                                                                   894,975
       62,000 HSBC Holdings PLC                                                        1,129,911
      120,238 Man Group PLC                                                            1,470,431
      155,182 Michael Page International PLC                                           1,637,569
       57,300 Northern Rock PLC                                                          998,757
      265,629 Old Mutual PLC                                                             900,929
      130,844 Prudential PLC                                                           1,876,020
       18,305 Reckitt Benckiser PLC                                                    1,005,339
       71,725 Royal Bank of Scotland Group PLC                                           911,716
      363,269 Signet Group PLC                                                           758,660
      159,774 Smith & Nephew PLC                                                       1,986,014
      119,521 Tesco PLC                                                                1,004,443
      514,371 Vodafone Group PLC                                                       1,733,221
                                                                                  ---------------
                                                                                      29,528,340
                                                                                  ---------------
              Total Common Stocks (Identified Cost $134,249,502)                     182,931,595
                                                                                  ---------------
   Shares/
  Principal
   Amount
---------------------------------------------------------------------------------------------------
Short-Term Investments -- 25.9% of Net Assets
   46,746,802 State Street Securities Lending Quality Trust(d)                        46,746,802
$     925,419 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/29/2007 at 4.250% to be repurchased at
              $925,807 on 7/2/2007, collateralized by $775,000 U.S.
              Treasury Bond, 7.250% due 8/15/2022 valued at $951,313
              including accrued interest                                                 925,419
                                                                                  ---------------
              Total Short-Term Investments (Identified Cost $47,672,221)              47,672,221
                                                                                  ---------------
              Total Investments -- 125.3%
              (Identified Cost $181,921,723)(a)                                      230,603,816
              Other assets less liabilities -- (25.3)%                               (46,609,766)
                                                                                  ---------------
              Net Assets -- 100%                                                 $   183,994,050
                                                                                  ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2007, the net unrealized appreciation on investments based on a cost of $181,921,723 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                    $    49,395,357
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                           (713,264)
                                                                                  ---------------
              Net unrealized appreciation                                        $    48,682,093
                                                                                  ===============
          (b) All or a portion of this security was on loan to brokers at June 30, 2007.
          (c) Non-income producing security.
          (d) Represents investment of security lending collateral.
         144A Securities exempt from registration under Rule 144A of the Securities Act of 1933.
              These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to
              $2,403,768 or 1.3% of net assets.

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

     ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
             The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                    Banks                             16.8%
                    Oil & Gas                          6.0
                    Pharmaceuticals                    5.8
                    Telecommunications                 5.3
                    Diversified Financial Services     4.4
                    Insurance                          4.3
                    Food                               4.2
                    Semiconductors                     3.7
                    Mining                             3.4
                    Software                           3.3
                    Chemicals                          3.2
                    Auto Manufacturers                 3.2
                    Electric                           2.7
                    Retail                             2.5
                    Electrical Components & Equipment  2.3
                    Media                              2.1
                    Other, less than 2% each          26.2

                See accompanying notes to financial statements.

       HARRIS ASSOCIATES FOCUSED VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares       Description                                   Value (+)
--------------------------------------------------------------------------
Common Stocks -- 99.2% of Net Assets
                Apparel -- 1.7%
      92,400    Liz Claiborne, Inc.(b)                     $     3,446,520
                                                           ---------------
                Apparel Retailers -- 4.8%
     383,000    Timberland Co.(b)(c)                             9,647,770
                                                           ---------------
                Chemicals -- 6.1%
     204,000    Huntsman Corp.(b)                                4,959,240
     142,700    International Flavors & Fragrances, Inc.         7,440,378
                                                           ---------------
                                                                12,399,618
                                                           ---------------
                Distribution & Wholesale -- 1.5%
      36,900    CDW Corp.(c)                                     3,135,393
                                                           ---------------
                Diversified Financial Services -- 3.5%
      85,800    Morgan Stanley                                   7,196,904
                                                           ---------------
                Electronics -- 3.5%
     272,300    PerkinElmer, Inc.                                7,096,138
                                                           ---------------
                Health Care -- Products -- 5.9%
     173,100    Bausch & Lomb, Inc.(b)                          12,020,064
                                                           ---------------
                Health Care -- Services -- 8.5%
     284,000    MDS, Inc.(b)                                     5,776,560
     173,500    Omnicare, Inc.(b)                                6,256,410
     794,800    Tenet Healthcare Corp.(b)(c)                     5,174,148
                                                           ---------------
                                                                17,207,118
                                                           ---------------
                Home Builders -- 2.8%
     283,000    D.R. Horton, Inc.                                5,640,190
                                                           ---------------
                Insurance -- 3.8%
     367,700    Conseco, Inc.(c)                                 7,681,253
                                                           ---------------
                Manufacturing -- 1.3%
      77,400    Tyco International, Ltd.                         2,615,346
                                                           ---------------
                Media -- 15.1%
     215,700    Cablevision Systems Corp., Class A(c)            7,806,183
     504,220    Discovery Holding Co.(c)                        11,592,018
      38,000    Liberty Media Corp. - Capital, Series A(c)       4,471,840
     327,900    Time Warner, Inc.                                6,899,016
                                                           ---------------
                                                                30,769,057
                                                           ---------------
                Pharmaceuticals -- 2.3%
     121,000    Hospira, Inc.(c)                                 4,723,840
                                                           ---------------
                Restaurants -- 9.4%
     187,500    McDonald's Corp.                                 9,517,500
     296,000    Yum! Brands, Inc.                                9,685,120
                                                           ---------------
                                                                19,202,620
                                                           ---------------
                Savings & Loans -- 3.9%
     248,815    Sovereign Bancorp, Inc.                          5,259,949
      60,000    Washington Mutual, Inc.                          2,558,400
                                                           ---------------
                                                                 7,818,349
                                                           ---------------
                Semiconductors -- 18.9%
     561,000    Intel Corp.                                     13,329,360
     143,800    International Rectifier Corp.(c)                 5,357,988
     557,600    Micron Technology, Inc.(b)(c)                    6,986,728
     453,900    National Semiconductor Corp.(b)                 12,831,753
                                                           ---------------
                                                                38,505,829
                                                           ---------------

   Shares     Description                                                         Value (+)
-----------------------------------------------------------------------------------------------
              Telecommunications -- 6.2%
      131,600 Sprint Nextel Corp.                                              $     2,725,436
      408,200 Virgin Media, Inc.                                                     9,947,834
                                                                               ---------------
                                                                                    12,673,270
                                                                               ---------------
              Total Common Stocks (Identified Cost $170,148,265)                   201,779,279
                                                                               ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 21.9%
   41,831,557 State Street Securities Lending Quality Trust(d)                      41,831,557
$   2,709,265 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/29/2007 at 4.250% to be repurchased at
              $2,710,225 on 7/2/2007, collateralized by $2,255,000 U.S.
              Treasury Bond, 7.25% due 8/15/2022 valued at $2,768,013,
              including accrued interest                                             2,709,265
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $44,540,822)            44,540,822
                                                                               ---------------
              Total Investments -- 121.1%
              (Identified Cost $214,689,087)(a)                                    246,320,101
              Other assets less liabilities -- (21.1)%                             (42,874,227)
                                                                               ---------------
              Total Net Assets -- 100%                                         $   203,445,874
                                                                               ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2007, the net unrealized appreciation on investments based on a cost of $214,689,087 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                  $    37,180,848
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (5,549,834)
                                                                               ---------------
              Net unrealized appreciation                                      $    31,631,014
                                                                               ===============
          (b) All or a portion of this security was on loan to brokers at June 30, 2007.
          (c) Non-income producing security.
          (d) Represents investment of securities lending collateral.

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                      Semiconductors                 18.9%
                      Media                          15.1
                      Restaurants                     9.4
                      Health Care -- Services         8.5
                      Telecommunications              6.2
                      Chemicals                       6.1
                      Health Care -- Products         5.9
                      Apparel Retailers               4.8
                      Savings & Loans                 3.9
                      Insurance                       3.8
                      Diversified Financial Services  3.5
                      Electronics                     3.5
                      Home Builders                   2.8
                      Pharmaceuticals                 2.3
                      Others, less than 2% each       4.5

                See accompanying notes to financial statements.

      HARRIS ASSOCIATES LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                   Value (+)
-----------------------------------------------------------------------
Common Stocks -- 98.6% of Net Assets
             Aerospace & Defense -- 2.6%
      33,900 Honeywell International, Inc.              $     1,907,892
      94,300 Raytheon Co.                                     5,081,827
                                                        ---------------
                                                              6,989,719
                                                        ---------------
             Athletic Footwear -- 1.9%
      86,400 NIKE, Inc., Class B                              5,036,256
                                                        ---------------
             Banks -- 2.4%
     143,900 Mellon Financial Corp.                           6,331,600
                                                        ---------------
             Beverages -- 2.0%
      53,200 Coca-Cola Co. (The)                              2,782,892
      31,100 Diageo PLC, Sponsored ADR                        2,590,941
                                                        ---------------
                                                              5,373,833
                                                        ---------------
             Chemicals -- 1.9%
     111,100 Dow Chemical Co. (The)                           4,912,842
                                                        ---------------
             Computers -- 10.2%
     419,600 Dell, Inc.(b)                                   11,979,580
     240,600 Hewlett-Packard Co.                             10,735,572
     822,600 Sun Microsystems, Inc.(b)                        4,326,876
                                                        ---------------
                                                             27,042,028
                                                        ---------------
             Diversified Financial Services -- 14.3%
     121,500 American Express Co.                             7,433,370
      76,000 Capital One Financial Corp.                      5,961,440
      95,600 Citigroup, Inc.                                  4,903,324
     195,700 JPMorgan Chase & Co.                             9,481,665
     122,100 Morgan Stanley                                  10,241,748
                                                        ---------------
                                                             38,021,547
                                                        ---------------
             Health Care -- Products -- 2.1%
     108,600 Medtronic, Inc.                                  5,631,996
                                                        ---------------
             Home Builders -- 1.7%
      70,900 Lennar Corp., Class A                            2,592,104
      87,200 Pulte Homes, Inc.(c)                             1,957,640
                                                        ---------------
                                                              4,549,744
                                                        ---------------
             Household Products & Wares -- 1.8%
      57,100 Fortune Brands, Inc.                             4,703,327
                                                        ---------------
             Insurance -- 3.2%
      52,700 Aflac, Inc.                                      2,708,780
     240,500 Progressive Corp.                                5,755,165
                                                        ---------------
                                                              8,463,945
                                                        ---------------
             Leisure Time -- 5.4%
     184,500 Carnival Corp.                                   8,998,065
      87,900 Harley-Davidson, Inc.(c)                         5,239,719
                                                        ---------------
                                                             14,237,784
                                                        ---------------
             Manufacturing -- 1.6%
     127,200 Tyco International, Ltd.                         4,298,088
                                                        ---------------
             Media -- 11.7%
      42,210 Liberty Media Corp. - Capital, Series A(b)       4,967,273
     522,700 Time Warner, Inc.                               10,997,608
     282,200 Viacom, Inc., Class B(b)                        11,747,986
      96,400 Walt Disney Co. (The)                            3,291,096
                                                        ---------------
                                                             31,003,963
                                                        ---------------
             Office & Business Equipment -- 1.1%
     149,600 Xerox Corp.(b)                                   2,764,608
                                                        ---------------
             Restaurants -- 4.3%
     224,400 McDonald's Corp.                                11,390,544
                                                        ---------------

   Shares     Description                                                            Value (+)
-----------------------------------------------------------------------------------------------------
              Retail -- 6.9%
      202,500 Home Depot, Inc.                                                    $     7,968,375
       71,800 Limited Brands, Inc.                                                      1,970,910
      173,900 Wal-Mart Stores, Inc.                                                     8,366,329
                                                                                   ---------------
                                                                                       18,305,614
                                                                                   ---------------
              Savings & Loans -- 2.4%
      151,400 Washington Mutual, Inc.(c)                                                6,455,696
                                                                                   ---------------
              Semiconductors -- 8.6%
      674,800 Intel Corp.                                                              16,033,248
      183,000 Texas Instruments, Inc.                                                   6,886,290
                                                                                   ---------------
                                                                                       22,919,538
                                                                                   ---------------
              Telecommunications -- 6.8%
      420,300 Motorola, Inc.                                                            7,439,310
      510,600 Sprint Nextel Corp.                                                      10,574,526
                                                                                   ---------------
                                                                                       18,013,836
                                                                                   ---------------
              Transportation -- 5.7%
       24,000 FedEx Corp.                                                               2,663,280
      109,000 Union Pacific Corp.                                                      12,551,350
                                                                                   ---------------
                                                                                       15,214,630
                                                                                   ---------------
              Total Common Stocks (Identified Cost $208,341,739)                      261,661,138
                                                                                   ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------------
Short-Term Investments -- 6.6%
   12,037,959 State Street Securities Lending Quality Trust(d)                         12,037,959
$   5,388,363 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/29/2007 at 4.250% to be repurchased at
              $5,390,272 on 7/2/2007, collateralized by $4,480,000 U.S.
              Treasury Bond, 7.25% due 8/15/2022 valued at $5,499,200,
              including accrued interest                                                5,388,363
                                                                                   ---------------
              Total Short-Term Investments (Identified Cost $17,426,322)               17,426,322
                                                                                   ---------------
              Total Investments -- 105.2%
              (Identified Cost $225,768,061)(a)                                       279,087,460
              Other assets less liabilities -- (5.2)%                                 (13,768,445)
                                                                                   ---------------
              Net Assets -- 100%                                                  $   265,319,015
                                                                                   ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2007, the net unrealized appreciation on investments based on a cost of $225,768,061 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $    55,250,001
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (1,930,602)
                                                                                   ---------------
              Net unrealized appreciation                                         $    53,319,399
                                                                                   ===============
          (b) Non-income producing security.
          (c) All or a portion of this security was on loan to brokers at June 30, 2007.
          (d) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)


Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 14.3%
                      Media                          11.7
                      Computers                      10.2
                      Semiconductors                  8.6
                      Retail                          6.9
                      Telecommunications              6.8
                      Transportation                  5.7
                      Leisure Time                    5.4
                      Restaurants                     4.3
                      Insurance                       3.2
                      Aerospace & Defense             2.6
                      Savings & Loans                 2.4
                      Banks                           2.4
                      Health Care -- Products         2.1
                      Beverages                       2.0
                      Others, less than 2% each      10.0

                See accompanying notes to financial statements.

        NATIXIS U.S. DIVERSIFIED PORTFOLIO* -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                               Value (+)
-------------------------------------------------------------------
Common Stocks -- 97.8% of Net Assets
             Advertising -- 0.4%
      44,214 Focus Media Holding Ltd., ADR(b)(c)    $     2,232,807
                                                    ---------------
             Aerospace & Defense -- 2.5%
     128,590 BE Aerospace, Inc.(c)                        5,310,767
      23,700 Boeing Co. (The)                             2,278,992
      22,900 Honeywell International, Inc.                1,288,812
      14,200 Lockheed Martin Corp.                        1,336,646
      63,700 Raytheon Co.                                 3,432,793
      25,000 United Technologies Corp.                    1,773,250
                                                    ---------------
                                                         15,421,260
                                                    ---------------
             Agriculture -- 0.3%
      30,600 Monsanto Co.                                 2,066,724
                                                    ---------------
             Airlines -- 0.4%
      54,677 UAL Corp.(b)(c)                              2,219,339
                                                    ---------------
             Apparel -- 1.4%
      40,400 Coach, Inc.(c)                               1,914,556
      71,734 Gildan Activewear, Inc.(b)(c)                2,459,759
      49,889 Guess ?, Inc.(b)                             2,396,668
      80,376 Hanesbrands, Inc.(c)                         2,172,563
                                                    ---------------
                                                          8,943,546
                                                    ---------------
             Athletic Footwear -- 0.5%
      58,500 NIKE, Inc., Class B(b)                       3,409,965
                                                    ---------------
             Banks -- 2.6%
      55,200 BOK Financial Corp.                          2,948,784
     131,000 Colonial BancGroup, Inc.                     3,271,070
      67,925 East West Bancorp, Inc.(b)                   2,640,924
      96,200 Mellon Financial Corp.                       4,232,800
      23,500 State Street Corp.                           1,607,400
     159,500 Superior Bancorp(b)(c)                       1,631,685
                                                    ---------------
                                                         16,332,663
                                                    ---------------
             Beverages -- 0.9%
      36,000 Coca-Cola Co. (The)                          1,883,160
      20,900 Diageo PLC, Sponsored ADR                    1,741,179
      29,700 PepsiCo, Inc.                                1,926,045
                                                    ---------------
                                                          5,550,384
                                                    ---------------
             Biotechnology -- 1.2%
      56,589 Celgene Corp.(b)(c)                          3,244,247
      17,400 Genentech, Inc.(c)                           1,316,484
      33,635 Illumina, Inc.(b)(c)                         1,365,245
      70,821 PDL BioPharma, Inc.(b)(c)                    1,650,129
                                                    ---------------
                                                          7,576,105
                                                    ---------------
             Building Materials -- 2.3%
      50,947 American Standard Cos., Inc.                 3,004,854
      65,920 Armstrong World Industries, Inc.(b)(c)       3,305,888
     145,585 Comfort Systems USA, Inc.                    2,064,395
     102,468 Owens Corning, Inc.(b)(c)                    3,445,999
      30,917 Texas Industries, Inc.(b)                    2,424,202
                                                    ---------------
                                                         14,245,338
                                                    ---------------
             Chemicals -- 2.5%
      14,400 Air Products & Chemicals, Inc.               1,157,328
      35,451 Airgas, Inc.                                 1,698,103
     186,716 Chemtura Corp.                               2,074,415
      36,421 Cytec Industries, Inc.                       2,322,567
      75,200 Dow Chemical Co. (The)                       3,325,344
      75,205 Mosaic Co. (The)(c)                          2,934,499

   Shares    Description                                                          Value (+)
----------------------------------------------------------------------------------------------
             Chemicals -- continued
       8,400 Potash Corp. of Saskatchewan, Inc.                                $       654,948
      23,300 Praxair, Inc.                                                           1,677,367
                                                                               ---------------
                                                                                    15,844,571
                                                                               ---------------
             Coal -- 0.0%
       5,800 CONSOL Energy, Inc.                                                       267,438
                                                                               ---------------
             Commercial Services -- 3.8%
      87,423 Avis Budget Group, Inc.(c)                                              2,485,436
      48,866 Corrections Corp. of America(b)(c)                                      3,083,933
      10,509 CorVel Corp.(c)                                                           274,705
     128,349 Exponent, Inc.(c)                                                       2,871,167
     143,407 Interactive Data Corp.(b)                                               3,840,439
     113,305 Live Nation, Inc.(b)(c)                                                 2,535,766
      38,269 New Oriental Education & Technology Group, Inc., Sponsored ADR(c)       2,055,811
      37,334 R.H. Donnelley Corp.(b)(c)                                              2,829,171
      57,010 Rent-A-Center, Inc.(b)(c)                                               1,495,372
      71,873 Wright Express Corp.(c)                                                 2,463,088
                                                                               ---------------
                                                                                    23,934,888
                                                                               ---------------
             Computers -- 3.9%
      12,300 Apple, Inc.(c)                                                          1,501,092
      10,400 Cognizant Technology Solutions Corp., Class A(c)                          780,936
     283,500 Dell, Inc.(c)                                                           8,093,925
      85,800 EMC Corp.(c)                                                            1,552,980
     162,600 Hewlett-Packard Co.                                                     7,255,212
      49,611 Riverbed Technology, Inc.(c)                                            2,173,954
     545,900 Sun Microsystems, Inc.(c)                                               2,871,434
                                                                               ---------------
                                                                                    24,229,533
                                                                               ---------------
             Cosmetics & Personal Care -- 1.0%
     154,386 Alberto-Culver Co.                                                      3,662,036
      44,000 Procter & Gamble Co.                                                    2,692,360
                                                                               ---------------
                                                                                     6,354,396
                                                                               ---------------
             Diversified Financial Services -- 8.6%
       4,300 Affiliated Managers Group, Inc.(b)(c)                                     553,668
      81,400 American Express Co.                                                    4,980,052
     352,808 Broadridge Financial Solutions, Inc.                                    6,745,689
      50,600 Capital One Financial Corp.                                             3,969,064
      60,100 Charles Schwab Corp. (The)                                              1,233,252
       2,400 Chicago Mercantile Exchange Holdings, Inc.                              1,282,464
      64,100 Citigroup, Inc.                                                         3,287,689
      10,300 Franklin Resources, Inc.                                                1,364,441
      27,055 GFI Group, Inc.(b)(c)                                                   1,960,946
      32,320 Intercontinental Exchange, Inc.(c)                                      4,778,512
     154,600 JPMorgan Chase & Co.                                                    7,490,370
      12,302 MasterCard, Inc., Class A(b)                                            2,040,533
      82,100 Morgan Stanley                                                          6,886,548
      63,650 National Financial Partners Corp.(b)                                    2,947,632
      42,689 Nuveen Investments, Inc., Class A(b)                                    2,653,121
      14,355 Nymex Holdings, Inc.(b)                                                 1,803,419
                                                                               ---------------
                                                                                    53,977,400
                                                                               ---------------
             Electric -- 2.3%
      32,088 Allete, Inc.(b)                                                         1,509,740
      50,879 CMS Energy Corp.(b)                                                       875,119
      61,257 DTE Energy Co.                                                          2,953,812
      50,942 MDU Resources Group, Inc.(b)                                            1,428,414
     153,200 NRG Energy, Inc.(b)(c)                                                  6,368,524
      53,665 Portland General Electric Co.(b)                                        1,472,568
                                                                               ---------------
                                                                                    14,608,177
                                                                               ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                  Value (+)
----------------------------------------------------------------------
             Electrical Components & Equipment -- 1.7%
      70,267 AMETEK, Inc.                              $     2,788,195
      36,400 Emerson Electric Co.                            1,703,520
      80,374 General Cable Corp.(b)(c)                       6,088,330
                                                       ---------------
                                                            10,580,045
                                                       ---------------
             Electronics -- 2.2%
     102,394 Amphenol Corp., Class A                         3,650,346
      66,305 Avnet, Inc.(b)(c)                               2,628,330
      43,350 Mettler-Toledo International, Inc.(c)           4,140,358
     104,575 PerkinElmer, Inc.                               2,725,225
       9,000 Waters Corp.(c)                                   534,240
                                                       ---------------
                                                            13,678,499
                                                       ---------------
             Energy-Alternate Sources -- 0.3%
      20,575 First Solar, Inc.(b)(c)                         1,837,142
                                                       ---------------
             Engineering & Construction -- 0.6%
       8,700 Fluor Corp.(b)                                    968,919
      14,000 Jacobs Engineering Group, Inc.(b)(c)              805,140
      74,845 KBR, Inc.(c)                                    1,963,184
                                                       ---------------
                                                             3,737,243
                                                       ---------------
             Environmental Control -- 0.6%
      80,346 Stericycle, Inc.(c)                             3,572,183
                                                       ---------------
             Food -- 0.6%
     123,095 Winn-Dixie Stores, Inc.(b)(c)                   3,606,684
                                                       ---------------
             Forest Products & Paper -- 1.7%
     461,040 Domtar Corp.(c)                                 5,145,207
      63,244 Potlatch Corp.(b)                               2,722,654
      42,355 Temple-Inland, Inc.                             2,606,103
                                                       ---------------
                                                            10,473,964
                                                       ---------------
             Gas -- 0.7%
      33,028 Oneok, Inc.                                     1,664,941
     106,581 UGI Corp.                                       2,907,530
                                                       ---------------
                                                             4,572,471
                                                       ---------------
             Health Care -- Capital Equipment -- 0.3%
      35,300 Thermo Fisher Scientific, Inc.(c)               1,825,716
                                                       ---------------
             Health Care -- Products -- 2.7%
       8,300 Alcon, Inc.                                     1,119,753
      52,355 Beckman Coulter, Inc.                           3,386,321
       8,000 Cytyc Corp.(c)                                    344,880
      12,898 Hillenbrand Industries, Inc.                      838,370
      28,575 Hologic, Inc.(c)                                1,580,483
      26,933 Intuitive Surgical, Inc.(b)(c)                  3,737,493
      72,300 Medtronic, Inc.                                 3,749,478
      23,900 Zimmer Holdings, Inc.(c)                        2,028,871
                                                       ---------------
                                                            16,785,649
                                                       ---------------
             Health Care -- Services -- 0.1%
      10,600 Covance, Inc.(c)                                  726,736
                                                       ---------------
             Home Builders -- 0.7%
      31,956 Coachmen Industries, Inc.(b)                      308,695
      47,600 Lennar Corp., Class A(b)                        1,740,256
      51,900 Pulte Homes, Inc.(b)                            1,165,155
      44,900 Winnebago Industries(b)                         1,325,448
                                                       ---------------
                                                             4,539,554
                                                       ---------------
             Household Products & Wares -- 1.5%
      57,615 Church & Dwight Co., Inc.(b)                    2,792,023
      38,600 Fortune Brands, Inc.                            3,179,482
     105,983 Fossil, Inc.(b)(c)                              3,125,439
                                                       ---------------
                                                             9,096,944
                                                       ---------------

   Shares    Description                                            Value (+)
--------------------------------------------------------------------------------
             Insurance -- 2.6%
      34,600 Aflac, Inc.                                         $     1,778,440
     210,358 AmCOMP, Inc.(c)                                           2,050,990
      30,400 American International Group, Inc.                        2,128,912
      53,236 Assurant, Inc.                                            3,136,665
     100,315 Employers Holdings, Inc.                                  2,130,691
      25,175 Navigators Group, Inc.(c)                                 1,356,933
     161,000 Progressive Corp.                                         3,852,730
                                                                 ---------------
                                                                      16,435,361
                                                                 ---------------
             Internet -- 2.0%
      31,700 Akamai Technologies, Inc.(b)(c)                           1,541,888
      23,876 Ctrip.com International, Ltd., ADR(b)                     1,877,370
      22,760 F5 Networks, Inc.(c)                                      1,834,456
       7,600 Google, Inc., Class A(c)                                  3,977,688
      66,300 McAfee, Inc.(c)                                           2,333,760
      47,200 Yahoo!, Inc.(c)                                           1,280,536
                                                                 ---------------
                                                                      12,845,698
                                                                 ---------------
             Iron & Steel -- 0.4%
      22,540 Chaparral Steel Co.                                       1,619,950
      10,679 United States Steel Corp.                                 1,161,341
                                                                 ---------------
                                                                       2,781,291
                                                                 ---------------
             Leisure Time -- 1.5%
     122,900 Carnival Corp.                                            5,993,833
      58,600 Harley-Davidson, Inc.                                     3,493,146
                                                                 ---------------
                                                                       9,486,979
                                                                 ---------------
             Lodging & Gaming -- 0.7%
     125,411 Wyndham Worldwide Corp.(c)                                4,547,403
                                                                 ---------------
             Machinery -- Construction & Mining -- 0.2%
       7,400 Bucyrus International, Inc., Class A(b)                     523,772
       6,800 Terex Corp.(c)                                              552,840
                                                                 ---------------
                                                                       1,076,612
                                                                 ---------------
             Machinery -- Diversified -- 1.7%
      49,558 AGCO Corp.(c)                                             2,151,313
      91,310 Albany International Corp., Class A(b)                    3,692,576
       4,600 Deere & Co.                                                 555,404
      14,200 Textron, Inc.                                             1,563,562
      80,500 Wabtec Corp.                                              2,940,665
                                                                 ---------------
                                                                      10,903,520
                                                                 ---------------
             Manufacturing -- 2.0%
      71,895 Actuant Corp., Class A(b)                                 4,533,698
      73,100 General Electric Co.                                      2,798,268
      44,418 Roper Industries, Inc.(b)                                 2,536,268
      85,700 Tyco International, Ltd.                                  2,895,803
                                                                 ---------------
                                                                      12,764,037
                                                                 ---------------
             Media -- 4.8%
      19,286 Central European Media Enterprises Ltd., Class A(c)       1,881,928
      72,700 Comcast Corp., Class A(c)                                 2,044,324
      89,850 Idearc, Inc.(b)                                           3,174,400
      28,205 Liberty Media Corp. -- Capital, Series A(c)               3,319,164
      61,050 Rogers Communications, Inc., Class B                      2,594,015
     350,000 Time Warner, Inc.                                         7,364,000
     187,900 Viacom, Inc., Class B(c)                                  7,822,277
      64,600 Walt Disney Co. (The)                                     2,205,444
                                                                 ---------------
                                                                      30,405,552
                                                                 ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                    Value (+)
------------------------------------------------------------------------
             Metal Fabricate & Hardware -- 0.7%
      50,444 Mueller Water Products, Inc., Class A(b)    $       860,575
      30,626 Precision Castparts Corp.                         3,716,771
                                                         ---------------
                                                               4,577,346
                                                         ---------------
             Metals -- 0.3%
       7,300 Allegheny Technologies, Inc.                        765,624
      13,500 Freeport-McMoRan Copper & Gold, Inc.              1,118,070
                                                         ---------------
                                                               1,883,694
                                                         ---------------
             Office & Business Equipment -- 0.3%
     101,100 Xerox Corp.(c)                                    1,868,328
                                                         ---------------
             Office Furnishings -- 0.2%
      56,902 Interface, Inc., Class A                          1,073,172
                                                         ---------------
             Oil & Gas -- 1.6%
      38,000 ExxonMobil Corp.                                  3,187,440
      62,188 Range Resources Corp.                             2,326,453
      51,365 Southwestern Energy Co.(b)(c)                     2,285,743
      18,400 Transocean, Inc.(c)                               1,950,032
                                                         ---------------
                                                               9,749,668
                                                         ---------------
             Oil & Gas Services -- 3.2%
      16,200 Baker Hughes, Inc.                                1,362,906
       7,200 FMC Technologies, Inc.(c)                           570,384
      73,084 Grant Prideco, Inc.(c)                            3,934,112
     120,735 Helix Energy Solutions Group, Inc.(b)(c)          4,818,534
      34,627 National-Oilwell Varco, Inc.(c)                   3,609,518
      39,045 Oceaneering International, Inc.(c)                2,055,329
      24,100 Schlumberger, Ltd.                                2,047,054
      26,600 Weatherford International, Ltd.(b)(c)             1,469,384
                                                         ---------------
                                                              19,867,221
                                                         ---------------
             Packaging & Containers -- 0.3%
      77,863 Crown Holdings, Inc.(c)                           1,944,239
                                                         ---------------
             Pharmaceuticals -- 2.6%
      37,600 Abbott Laboratories                               2,013,480
      48,400 Gilead Sciences, Inc.(c)                          1,876,468
     109,905 Hospira, Inc.(c)                                  4,290,691
      31,900 Merck & Co., Inc.                                 1,588,620
     186,790 Perrigo Co.                                       3,657,348
      37,433 Shire PLC, ADR(b)                                 2,774,909
                                                         ---------------
                                                              16,201,516
                                                         ---------------
             Pipelines -- 0.3%
      31,797 Questar Corp.(b)                                  1,680,471
                                                         ---------------
             Real Estate -- 0.7%
      48,925 CB Richard Ellis Group, Inc., Class A(b)(c)       1,785,763
      25,125 Jones Lang LaSalle, Inc.                          2,851,687
                                                         ---------------
                                                               4,637,450
                                                         ---------------
             REITs -- Shopping Centers -- 0.5%
      59,901 Developers Diversified Realty Corp.               3,157,382
                                                         ---------------
             Restaurants -- 1.6%
     183,300 McDonald's Corp.                                  9,304,308
      27,800 Yum! Brands, Inc.                                   909,616
                                                         ---------------
                                                              10,213,924
                                                         ---------------
             Retail -- 4.7%
      41,200 CEC Entertainment, Inc.(c)                        1,450,240
      58,800 CVS Caremark Corp.                                2,143,260
      81,469 Eddie Bauer Holdings, Inc.(b)(c)                  1,046,877
      71,150 GameStop Corp., Class A(c)                        2,781,965

   Shares    Description                                           Value (+)
-------------------------------------------------------------------------------
             Retail -- continued
     137,000 Home Depot, Inc.                                   $     5,390,950
      37,072 J. Crew Group, Inc.(b)(c)                                2,005,225
      68,600 Limited Brands, Inc.                                     1,883,070
      24,200 Nordstrom, Inc.                                          1,237,104
      52,658 PetSmart, Inc.                                           1,708,752
     161,717 Pier 1 Imports, Inc.(b)                                  1,372,977
      49,200 Starbucks Corp.(c)                                       1,291,008
      36,554 Tiffany & Co.                                            1,939,555
     115,300 Wal-Mart Stores, Inc.                                    5,547,083
                                                                ---------------
                                                                     29,798,066
                                                                ---------------
             Savings & Loans -- 1.0%
      95,137 People's United Financial, Inc.                          1,686,779
     101,000 Washington Mutual, Inc.                                  4,306,640
                                                                ---------------
                                                                      5,993,419
                                                                ---------------
             Semiconductors -- 4.3%
      43,900 Applied Materials, Inc.                                    872,293
     447,900 Intel Corp.                                             10,642,104
      80,551 Intersil Corp., Class A                                  2,534,134
      79,996 NVIDIA Corp.(c)                                          3,304,635
     302,070 ON Semiconductor Corp.(b)(c)                             3,238,190
      40,834 Tessera Technologies, Inc.(c)                            1,655,819
     122,100 Texas Instruments, Inc.                                  4,594,623
                                                                ---------------
                                                                     26,841,798
                                                                ---------------
             Software -- 2.9%
      32,500 Adobe Systems, Inc.(c)                                   1,304,875
      59,758 Autodesk, Inc.(c)                                        2,813,406
      21,155 Dun & Bradstreet Corp.                                   2,178,542
      23,600 Electronic Arts, Inc.(c)                                 1,116,752
      54,468 Fidelity National Information Services, Inc.             2,956,523
      28,600 Infosys Technologies, Ltd., Sponsored ADR(b)             1,440,868
      54,100 Microsoft Corp.                                          1,594,327
      88,300 Oracle Corp.(c)                                          1,740,393
      48,200 Satyam Computer Services, Ltd.(b)                        1,193,432
      80,175 Sybase, Inc.(c)                                          1,915,381
                                                                ---------------
                                                                     18,254,499
                                                                ---------------
             Telecommunications -- 6.1%
      40,457 Atheros Communications(b)(c)                             1,247,694
     147,800 Cisco Systems, Inc.(c)                                   4,116,230
      51,538 Embarq Corp.                                             3,265,963
     138,416 GeoEye, Inc.(b)(c)                                       3,007,780
      29,743 Leap Wireless International, Inc.(c)                     2,513,283
      47,977 Millicom International Cellular SA(b)(c)                 4,396,612
     280,500 Motorola, Inc.                                           4,964,850
      55,490 NII Holdings, Inc., Class B(c)                           4,480,263
      28,800 QUALCOMM, Inc.                                           1,249,632
     345,000 Sprint Nextel Corp.                                      7,144,950
      19,463 Vimpel-Communications, Sponsored ADR(b)(c)               2,050,622
                                                                ---------------
                                                                     38,437,879
                                                                ---------------
             Tobacco -- 0.3%
      27,100 Altria Group, Inc.                                       1,900,794
                                                                ---------------
             Transportation -- 2.0%
      16,000 FedEx Corp.                                              1,775,520
      62,002 Laidlaw International, Inc.                              2,142,169
      72,600 Union Pacific Corp.                                      8,359,890
                                                                ---------------
                                                                     12,277,579
                                                                ---------------
             Total Common Stocks (Identified Cost $491,832,637)     613,852,262
                                                                ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares/
  Principal
   Amount        Description                                                             Value (+)
--------------------------------------------------------------------------------------------------------
Short-Term Investments -- 23.1%
  128,216,712    State Street Securities Lending Quality Trust(d)                     $   128,216,712
$  16,934,585    Tri-Party Repurchase Agreement with Fixed Income Clearing
                 Corporation, dated 6/29/2007 at 4.250% to be repurchased at
                 $16,940,583 on 7/2/2007, collateralized by $14,085,000 U.S.
                 Treasury Bond, 7.250% due 8/15/2022 valued at $17,289,338
                 including accrued interest                                                16,934,585
                                                                                       ---------------
                 Total Short-Term Investments (Identified Cost $145,151,297)              145,151,297
                                                                                       ---------------
                 Total Investments -- 120.9%
                 (Identified Cost $636,983,934)(a)                                        759,003,559
                 Other assets less liabilities -- (20.9)%                                (131,144,708)
                                                                                       ---------------
                 Net Assets -- 100%                                                   $   627,858,851
                                                                                       ===============
            *    Formerly IXIS U.S. Diversified Portfolio (see Note 10 of Notes to
                 Financial Statements).
          (+)    See Note 2a of Notes to Financial Statements.
          (a)    Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
                 At June 30, 2007, the net unrealized appreciation on investments based on a cost of $636,983,934 for federal income tax purposes was as follows:
                 Aggregate gross unrealized appreciation for all investments in
                 which there is an excess of value over tax cost                      $   126,571,505
                 Aggregate gross unrealized depreciation for all investments in
                 which there is an excess of tax cost over value                           (4,551,880)
                                                                                       ---------------
                 Net unrealized appreciation                                          $   122,019,625
                                                                                       ===============
          (b)    All or a portion of this security was on loan to brokers at June 30, 2007.
          (c)    Non-income producing security.
          (d)    Represents investment of security lending collateral.
          ADR    An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
        REITs    Real Estate Investment Trusts

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services  8.6%
                      Telecommunications              6.1
                      Media                           4.8
                      Retail                          4.7
                      Semiconductors                  4.3
                      Computers                       3.9
                      Commercial Services             3.8
                      Oil & Gas Services              3.2
                      Software                        2.9
                      Health Care -- Products         2.7
                      Insurance                       2.6
                      Banks                           2.6
                      Pharmaceuticals                 2.6
                      Chemicals                       2.5
                      Aerospace & Defense             2.5
                      Electric                        2.3
                      Building Materials              2.3
                      Electronics                     2.2
                      Internet                        2.0
                      Manufacturing                   2.0
                      Transportation                  2.0
                      Other, less than 2% each       27.2

                See accompanying notes to financial statements.

                NATIXIS VALUE FUND* -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                       Value (+)
---------------------------------------------------------------------------
Common Stocks -- 97.7% of Net Assets
             Aerospace & Defense -- 1.7%
       6,050 General Dynamics Corp.                         $       473,231
       9,775 Northrop Grumman Corp.                                 761,179
      10,300 Raytheon Co.                                           555,067
       6,450 United Technologies Corp.                              457,499
                                                            ---------------
                                                                  2,246,976
                                                            ---------------
             Agriculture -- 0.3%
      11,978 Archer-Daniels-Midland Co.                             396,352
                                                            ---------------
             Apparel -- 0.5%
      15,300 Warnaco Group, Inc. (The)(b)(c)                        601,902
                                                            ---------------
             Auto Parts & Equipment -- 0.5%
      18,000 Aftermarket Technology Corp.(c)                        534,240
       3,600 Cooper Tire & Rubber Co.                                99,432
                                                            ---------------
                                                                    633,672
                                                            ---------------
             Banks -- 4.7%
      18,607 Bank of America Corp.                                  909,696
       6,700 Comerica, Inc.(b)                                      398,449
      57,470 Mellon Financial Corp.(b)                            2,528,680
      41,500 U.S. Bancorp                                         1,367,425
      29,771 Wells Fargo & Co.                                    1,047,046
                                                            ---------------
                                                                  6,251,296
                                                            ---------------
             Beverages -- 1.0%
      24,725 Coca-Cola Enterprises, Inc.(b)                         593,400
       5,202 Molson Coors Brewing Co.(b)                            480,977
       4,675 PepsiCo, Inc.                                          303,174
                                                            ---------------
                                                                  1,377,551
                                                            ---------------
             Biotechnology -- 0.3%
       6,900 Amgen, Inc.(b)(c)                                      381,501
                                                            ---------------
             Building Materials -- 0.4%
      16,425 Lennox International, Inc.                             562,228
                                                            ---------------
             Chemicals -- 1.9%
       7,000 Ashland, Inc.                                          447,650
      11,730 E.I. Du Pont de Nemours & Co.(b)                       596,353
       7,300 Praxair, Inc.                                          525,527
       7,900 Scotts Miracle-Gro Co. (The), Class A(b)               339,226
      19,700 Spartech Corp.(b)                                      523,035
                                                            ---------------
                                                                  2,431,791
                                                            ---------------
             Commercial Services -- 1.2%
       5,600 Deluxe Corp.                                           227,416
      10,900 Equifax, Inc.(b)                                       484,178
       6,000 Healthspring, Inc.(c)                                  114,360
       2,200 Heidrick & Struggles International, Inc.(b)(c)         112,728
      14,625 R. R. Donnelley & Sons Co.(b)                          636,334
                                                            ---------------
                                                                  1,575,016
                                                            ---------------
             Computers -- 5.7%
      80,000 Dell, Inc.(c)                                        2,284,000
      72,875 Hewlett-Packard Co.                                  3,251,682
      14,436 International Business Machines Corp.(b)             1,519,389
       8,400 Lexmark International, Inc., Class A(b)(c)             414,204
                                                            ---------------
                                                                  7,469,275
                                                            ---------------
             Consumer Products -- 0.1%
       1,200 Kimberly-Clark Corp.                                    80,268
                                                            ---------------
             Cosmetics & Personal Care -- 0.6%
      11,100 Elizabeth Arden, Inc.(c)                               269,286
      11,000 Estee Lauder Cos., Inc. (The), Class A                 500,610
                                                            ---------------
                                                                    769,896
                                                            ---------------

   Shares    Description                                  Value (+)
----------------------------------------------------------------------
             Construction Machinery -- 0.3%
       7,669 Joy Global, Inc.                          $       447,333
                                                       ---------------
             Distribution & Wholesale -- 0.4%
       8,925 WESCO International, Inc.(c)                      539,516
                                                       ---------------
             Diversified Financial Services -- 11.9%
      17,100 American Express Co.                            1,046,178
       8,401 Ameriprise Financial, Inc.                        534,052
      15,599 Broadridge Financial Solutions, Inc.(b)           298,253
       9,392 CIT Group, Inc.                                   514,963
      57,353 Citigroup, Inc.                                 2,941,635
       5,150 Goldman Sachs Group, Inc.                       1,116,263
      81,764 JPMorgan Chase & Co.                            3,961,466
       3,000 Knight Capital Group, Inc., Class A(c)             49,800
       5,178 Lehman Brothers Holdings, Inc.                    385,865
      18,975 Merrill Lynch & Co., Inc.                       1,585,930
      37,700 Morgan Stanley                                  3,162,276
                                                       ---------------
                                                            15,596,681
                                                       ---------------
             Electric -- 1.1%
       8,149 Exelon Corp.                                      591,617
      16,994 NRG Energy, Inc.(b)(c)                            706,441
       3,000 TXU Corp.(b)                                      201,900
                                                       ---------------
                                                             1,499,958
                                                       ---------------
             Electrical Components & Equipment -- 0.5%
       9,700 Rockwell Automation, Inc.(b)                      673,568
                                                       ---------------
             Electronics -- 1.2%
      10,050 Arrow Electronics, Inc.(b)(c)                     386,221
       5,400 Mettler-Toledo International, Inc.(c)             515,754
      10,332 Sony Corp., Sponsored ADR                         530,755
       5,000 Technitrol, Inc.(b)                               143,350
                                                       ---------------
                                                             1,576,080
                                                       ---------------
             Engineering & Construction -- 1.6%
      27,450 ABB, Ltd., Sponsored ADR                          620,370
       5,000 Foster Wheeler Ltd.(c)                            534,950
      11,325 McDermott International, Inc.(c)                  941,334
                                                       ---------------
                                                             2,096,654
                                                       ---------------
             Food -- 1.2%
      24,371 ConAgra Foods, Inc.                               654,605
      12,696 Kraft Foods, Inc., Class A                        447,534
      15,300 Safeway, Inc.(b)                                  520,659
                                                       ---------------
                                                             1,622,798
                                                       ---------------
             Hand & Machine Tools -- 0.3%
       4,600 Black & Decker Corp. (The)(b)                     406,226
                                                       ---------------
             Health Care -- Products -- 2.1%
       6,118 Beckman Coulter, Inc.(b)                          395,712
      29,100 Boston Scientific Corp.(b)(c)                     446,394
       9,600 CONMED Corp.(b)(c)                                281,088
      25,730 Johnson & Johnson                               1,585,483
                                                       ---------------
                                                             2,708,677
                                                       ---------------
             Health Care -- Services -- 1.7%
      13,875 Aetna, Inc.                                       685,425
       2,000 Centene Corp.(b)(c)                                42,840
       8,500 DaVita, Inc.(c)                                   457,980
      15,325 Omnicare, Inc.(b)                                 552,619
       9,369 UnitedHealth Group, Inc.                          479,131
                                                       ---------------
                                                             2,217,995
                                                       ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                    Value (+)
------------------------------------------------------------------------
             Home Builders -- 0.8%
      28,000 Lennar Corp., Class A(b)                    $     1,023,680
                                                         ---------------
             Household Products & Wares -- 0.4%
       5,025 Whirlpool Corp.                                     558,780
                                                         ---------------
             Insurance -- 3.6%
      13,361 Allstate Corp. (The)                                821,835
      11,800 American International Group, Inc.                  826,354
         165 Berkshire Hathaway, Inc., Class B(c)                594,825
       9,600 CIGNA Corp.                                         501,312
       6,700 Genworth Financial, Inc., Class A                   230,480
       3,925 Hartford Financial Services Group, Inc.             386,652
       4,900 Loews Corp.                                         249,802
      12,162 Prudential Financial, Inc.                        1,182,511
                                                         ---------------
                                                               4,793,771
                                                         ---------------
             Internet -- 0.0%
       1,800 Expedia, Inc.(b)(c)                                  52,722
                                                         ---------------
             Iron & Steel -- 0.4%
       6,200 Cleveland-Cliffs, Inc.(b)                           481,554
                                                         ---------------
             Leisure Time -- 1.4%
      38,000 Carnival Corp.(b)                                 1,853,260
                                                         ---------------
             Manufacturing -- 2.5%
       5,625 3M Co.                                              488,194
      45,000 General Electric Co.                              1,722,600
       9,525 Illinois Tool Works, Inc.(b)                        516,160
       5,450 Parker Hannifin Corp.                               533,609
                                                         ---------------
                                                               3,260,563
                                                         ---------------
             Media -- 7.0%
      38,700 Cablevision Systems Corp., Class A(c)             1,400,553
      14,570 Comcast Corp., Class A(c)                           409,708
      23,700 DIRECTV Group, Inc. (The)(c)                        547,707
      11,052 Liberty Global, Inc., Class C(b)(c)                 434,344
      11,000 Liberty Media Corp. -- Capital, Series A(c)       1,294,480
      31,000 News Corp., Class A                                 657,510
     158,719 Time Warner, Inc.                                 3,339,448
      26,300 Viacom, Inc., Class B(c)                          1,094,869
                                                         ---------------
                                                               9,178,619
                                                         ---------------
             Metals -- 0.4%
       6,237 Freeport-McMoRan Copper & Gold, Inc.(b)             516,548
                                                         ---------------
             Mining -- 0.5%
         800 Newmont Mining Corp.                                 31,248
      14,975 Teck Cominco Ltd., Class B                          636,438
                                                         ---------------
                                                                 667,686
                                                         ---------------
             Office Furnishings -- 0.3%
      15,000 Knoll, Inc.                                         336,000
                                                         ---------------
             Oil & Gas -- 6.4%
      10,550 ConocoPhillips                                      828,175
      47,365 ExxonMobil Corp.                                  3,972,976
       8,881 Hess Corp.                                          523,624
      21,115 Occidental Petroleum Corp.                        1,222,136
      15,750 Pioneer Natural Resources Co.(b)                    767,182
      14,025 Southwestern Energy Co.(c)                          624,113
       9,001 XTO Energy, Inc.                                    540,960
                                                         ---------------
                                                               8,479,166
                                                         ---------------
             Oil & Gas Services -- 2.0%
      12,000 Baker Hughes, Inc.                                1,009,560
      24,727 Halliburton Co.                                     853,082

   Shares    Description                           Value (+)
---------------------------------------------------------------
             Oil & Gas Services -- continued
       8,200 Input/Output, Inc.(b)(c)           $       128,002
       8,600 Tidewater, Inc.(b)                         609,568
                                                ---------------
                                                      2,600,212
                                                ---------------
             Packaging & Containers -- 0.6%
      20,879 Owens-Illinois, Inc.(c)                    730,765
       3,500 Pactiv Corp.(c)                            111,615
                                                ---------------
                                                        842,380
                                                ---------------
             Pharmaceuticals -- 2.8%
       7,653 Abbott Laboratories                        409,818
      20,619 Bristol-Myers Squibb Co.                   650,736
       5,900 Cardinal Health, Inc.(b)                   416,776
       9,300 Merck & Co., Inc.                          463,140
       7,208 Novartis AG, ADR                           404,152
       1,000 OSI Pharmaceuticals, Inc.(b)(c)             36,210
      50,845 Pfizer, Inc.                             1,300,107
                                                ---------------
                                                      3,680,939
                                                ---------------
             Pipelines -- 0.9%
       7,862 Equitable Resources, Inc.(b)               389,641
      29,109 Spectra Energy Corp.                       755,669
                                                ---------------
                                                      1,145,310
                                                ---------------
             REITs -- Mortgage -- 0.4%
      33,300 Deerfield Triarc Capital Corp.(b)          487,179
                                                ---------------
             Restaurants -- 4.3%
      63,094 McDonald's Corp.                         3,202,651
      74,400 Yum! Brands, Inc.                        2,434,368
                                                ---------------
                                                      5,637,019
                                                ---------------
             Retail -- 7.3%
      18,725 AutoNation, Inc.(b)(c)                     420,189
      13,775 Best Buy Co., Inc.                         642,879
      12,100 CBRL Group, Inc.(b)                        514,008
      15,400 Dress Barn, Inc.(b)(c)                     316,008
      30,386 Gap, Inc. (The)                            580,373
      11,650 Home Depot, Inc.                           458,428
       7,600 Kohl's Corp.(c)                            539,828
      19,725 Lowe's Cos., Inc.                          605,360
       8,000 Macy's, Inc.                               318,240
       1,300 NBTY, Inc.(b)(c)                            56,160
       8,200 Nordstrom, Inc.(b)                         419,184
      16,444 Office Depot, Inc.(c)                      498,253
      26,850 Staples, Inc.                              637,151
      40,000 Tiffany & Co.(b)                         2,122,400
      31,404 Wal-Mart Stores, Inc.                    1,510,846
                                                ---------------
                                                      9,639,307
                                                ---------------
             Semiconductors -- 5.8%
      14,500 Amkor Technology, Inc.(b)(c)               228,375
     114,425 Intel Corp.                              2,718,738
     134,179 Micron Technology, Inc.(b)(c)            1,681,263
      60,000 National Semiconductor Corp.(b)          1,696,200
      12,900 Novellus Systems, Inc.(b)(c)               365,973
      25,525 Texas Instruments, Inc.                    960,506
                                                ---------------
                                                      7,651,055
                                                ---------------
             Software -- 1.4%
      19,400 CSG Systems International, Inc.(c)         514,294
      40,375 Microsoft Corp.                          1,189,851
         900 MicroStrategy, Inc., Class A(b)(c)          85,041
                                                ---------------
                                                      1,789,186
                                                ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares     Description                                                            Value (+)
-----------------------------------------------------------------------------------------------------
              Telecommunications -- 4.8%
       42,000 AT&T, Inc.                                                          $     1,743,000
       11,200 CenturyTel, Inc.(b)                                                         549,360
       31,650 Cisco Systems, Inc.(c)                                                      881,452
        2,400 Embarq Corp.(b)                                                             152,088
       29,901 Motorola, Inc.                                                              529,248
       19,725 Nokia OYJ, Sponsored ADR                                                    554,470
       90,000 Sprint Nextel Corp.                                                       1,863,900
                                                                                   ---------------
                                                                                        6,273,518
                                                                                   ---------------
              Tobacco -- 0.5%
       10,400 Altria Group, Inc.                                                          729,456
                                                                                   ---------------
              Transportation -- 2.0%
        3,825 FedEx Corp.                                                                 424,460
       16,000 Union Pacific Corp.                                                       1,842,400
        5,275 United Parcel Service, Inc., Class B                                        385,075
                                                                                   ---------------
                                                                                        2,651,935
                                                                                   ---------------
              Total Common Stocks (Identified Cost $99,174,634)                       128,493,055
                                                                                   ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------------
Short-Term Investments -- 16.5%
   18,816,596 State Street Securities Lending Quality Trust(d)                         18,816,596
$   2,877,271 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/29/2007 at 4.250% to be repurchased at
              $2,878,290 on 7/2/2007, collateralized by $2,405,000 U.S.
              Treasury Bond, 7.25% due 8/15/2022 valued at $2,952,138
              including accrued interest                                                2,877,271
                                                                                   ---------------
              Total Short-Term Investments (Identified Cost $21,693,867)               21,693,867
                                                                                   ---------------
              Total Investments -- 114.2%
              (Identified Cost $120,868,501)(a)                                       150,186,922
              Other assets less liabilities -- (14.2)%                                (18,661,180)
                                                                                   ---------------
              Total Net Assets -- 100%                                            $   131,525,742
                                                                                   ===============
            * Formerly IXIS Value Fund (see Note 10 of Notes to Financial
              Statements).
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2007, the net unrealized appreciation on investments based on a cost of $120,868,501 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                     $    31,130,562
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (1,812,141)
                                                                                   ---------------
              Net unrealized appreciation                                         $    29,318,421
                                                                                   ===============
          (b) All or a portion of this security was on loan to brokers at June 30, 2007.
          (c) Non-income producing security.
          (d) Represents investment of securities lending collateral.
          ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
        REITs Real Estate Investment Trusts

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                      Diversified Financial Services 11.9%
                      Retail                          7.3
                      Media                           7.0
                      Oil & Gas                       6.4
                      Semiconductors                  5.8
                      Computers                       5.7
                      Telecommunications              4.8
                      Banks                           4.7
                      Restaurants                     4.3
                      Insurance                       3.6
                      Pharmaceuticals                 2.8
                      Manufacturing                   2.5
                      Health Care -- Products         2.1
                      Transportation                  2.0
                      Oil & Gas Services              2.0
                      Other, less than 2% each       24.8

                See accompanying notes to financial statements.

        VAUGHAN NELSON SMALL CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                  Value (+)
----------------------------------------------------------------------
Common Stocks -- 94.9% of Net Assets
             Aerospace & Defense -- 5.9%
      43,220 Alliant Techsystems, Inc.(b)(c)           $     4,285,263
      30,900 DRS Technologies, Inc.(b)                       1,769,643
      63,062 Moog, Inc., Class A(b)(c)                       2,781,665
                                                       ---------------
                                                             8,836,571
                                                       ---------------
             Apparel -- 1.3%
      28,527 Columbia Sportswear Co.(b)                      1,959,234
                                                       ---------------
             Banks -- 3.6%
      35,951 MB Financial, Inc.(b)                           1,248,938
      60,475 Prosperity Bancshares, Inc.(b)                  1,981,161
      73,525 Sterling Financial Corp.(b)                     2,127,813
                                                       ---------------
                                                             5,357,912
                                                       ---------------
             Building Materials -- 2.1%
      92,275 Lennox International, Inc.(b)                   3,158,573
                                                       ---------------
             Chemicals -- 6.1%
      31,650 Airgas, Inc.(b)                                 1,516,035
      22,775 Cytec Industries, Inc.(b)                       1,452,362
      23,775 FMC Corp.(b)                                    2,125,247
      45,200 Scotts Miracle-Gro Co. (The), Class A(b)        1,940,888
      72,700 Valspar Corp.(b)                                2,065,407
                                                       ---------------
                                                             9,099,939
                                                       ---------------
             Commercial Services -- 5.8%
      86,715 Aaron Rents, Inc.(b)                            2,532,078
      78,450 Healthspring, Inc.(c)                           1,495,257
      56,635 McGrath Rentcorp(b)                             1,908,033
      42,030 Monro Muffler, Inc.(b)                          1,574,023
      26,245 Team, Inc.(b)(c)                                1,180,238
                                                       ---------------
                                                             8,689,629
                                                       ---------------
             Computer Services -- 0.6%
      78,675 Tyler Technologies, Inc.(b)(c)                    976,357
                                                       ---------------
             Computers -- 0.9%
      24,495 MICROS Systems, Inc.(b)(c)                      1,332,528
                                                       ---------------
             Computers & Peripherals -- 1.2%
      89,675 Western Digital Corp.(b)(c)                     1,735,211
                                                       ---------------
             Distribution & Wholesale -- 2.9%
      58,750 Owens & Minor, Inc.(b)                          2,052,725
      38,345 WESCO International, Inc.(b)(c)                 2,317,955
                                                       ---------------
                                                             4,370,680
                                                       ---------------
             Diversified Financial Services -- 6.0%
      23,425 Affiliated Managers Group, Inc.(b)(c)           3,016,203
      51,774 Financial Federal Corp.(b)                      1,543,901
      79,200 First Cash Financial Services, Inc.(b)(c)       1,856,448
      86,219 Raymond James Financial, Inc.                   2,664,167
                                                       ---------------
                                                             9,080,719
                                                       ---------------
             Electric -- 0.8%
      48,405 Westar Energy, Inc.(b)                          1,175,273
                                                       ---------------
             Electrical Components & Equipment -- 2.9%
      64,425 Brightpoint, Inc.(b)(c)                           888,421
      46,500 General Cable Corp.(b)(c)                       3,522,375
                                                       ---------------
                                                             4,410,796
                                                       ---------------
             Electronics -- 0.8%
      17,525 Rofin-Sinar Technologies, Inc.(c)               1,209,225
                                                       ---------------
             Engineering & Construction -- 1.7%
      52,025 URS Corp.(c)                                    2,525,814
                                                       ---------------

   Shares    Description                              Value (+)
------------------------------------------------------------------
             Environmental Control -- 0.9%
      43,402 Waste Connections, Inc.(b)(c)         $     1,312,476
                                                   ---------------
             Food -- 2.4%
      28,375 Corn Products International, Inc.(b)        1,289,644
      43,750 Ralcorp Holdings, Inc.(b)(c)                2,338,437
                                                   ---------------
                                                         3,628,081
                                                   ---------------
             Gas -- 1.3%
      73,900 Vectren Corp.(b)                            1,990,127
                                                   ---------------
             Hand & Machine Tools -- 1.4%
      24,875 Kennametal, Inc.                            2,040,496
                                                   ---------------
             Health Care -- Products -- 0.5%
      43,506 Medical Action Industries, Inc.(b)(c)         785,718
                                                   ---------------
             Health Care -- Services -- 4.3%
      44,212 Healthcare Services Group, Inc.(b)          1,304,254
      73,175 LHC Group, Inc.(b)(c)                       1,917,185
      60,225 Pediatrix Medical Group, Inc.(c)            3,321,409
                                                   ---------------
                                                         6,542,848
                                                   ---------------
             Household Products & Wares -- 1.1%
     131,225 Central Garden & Pet Co.(b)(c)              1,608,819
                                                   ---------------
             Insurance -- 4.2%
      69,937 HCC Insurance Holdings, Inc.(b)             2,336,595
      38,025 Hilb, Rogal & Hobbs Co.(b)                  1,629,752
      64,795 United Fire & Casualty Co.(b)               2,292,447
                                                   ---------------
                                                         6,258,794
                                                   ---------------
             Internet -- 1.0%
      80,075 Vignette Corp.(b)(c)                        1,534,237
                                                   ---------------
             Leisure Time -- 0.6%
      29,650 Brunswick Corp.(b)                            967,480
                                                   ---------------
             Machinery -- Diversified -- 2.8%
      56,050 IDEX Corp.(b)                               2,160,167
      41,240 Nordson Corp.                               2,068,598
                                                   ---------------
                                                         4,228,765
                                                   ---------------
             Manufacturing -- 3.3%
      36,100 Actuant Corp., Class A(b)                   2,276,466
      33,675 Teleflex, Inc.                              2,753,942
                                                   ---------------
                                                         5,030,408
                                                   ---------------
             Oil & Gas -- 7.9%
      50,450 Arena Resources, Inc.(b)(c)                 2,931,649
      12,350 Atwood Oceanics, Inc.(c)                      847,457
     149,100 Continental Resources, Inc.(c)              2,385,600
      80,625 Gulfport Energy Corp.(b)(c)                 1,610,888
     144,200 PetroQuest Energy, Inc.(b)(c)               2,096,668
      54,400 St. Mary Land & Exploration Co.(b)          1,992,128
                                                   ---------------
                                                        11,864,390
                                                   ---------------
             Oil & Gas Services -- 1.7%
      63,075 Oil States International, Inc.(b)(c)        2,607,521
                                                   ---------------
             Retail -- 8.1%
      64,875 AFC Enterprises, Inc.(b)(c)                 1,121,689
      51,200 Guitar Center, Inc.(b)(c)                   3,062,272
      44,300 Men's Wearhouse, Inc. (The)(b)              2,262,401
      40,925 Regis Corp.                                 1,565,381
      55,712 Stage Stores, Inc.(b)                       1,167,724
      95,400 Triarc Cos., Inc., Class B(b)               1,497,780
      68,625 United Auto Group, Inc.(b)                  1,461,026
                                                   ---------------
                                                        12,138,273
                                                   ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares     Description                                                         Value (+)
-----------------------------------------------------------------------------------------------
              Semiconductors -- 3.0%
       46,725 ATMI, Inc.(b)(c)                                                 $     1,401,750
       90,475 Brooks Automation, Inc.(b)(c)                                          1,642,121
       63,800 Microsemi Corp.(b)(c)                                                  1,528,010
                                                                               ---------------
                                                                                     4,571,881
                                                                               ---------------
              Software -- 2.0%
       30,475 Blackbaud, Inc.(b)                                                       672,888
      100,225 Sybase, Inc.(c)                                                        2,394,375
                                                                               ---------------
                                                                                     3,067,263
                                                                               ---------------
              Telecommunications -- 4.2%
      107,925 Arris Group, Inc.(b)(c)                                                1,898,401
       38,825 Ciena Corp.(b)(c)                                                      1,402,747
       52,000 CommScope, Inc.(b)(c)                                                  3,034,200
                                                                               ---------------
                                                                                     6,335,348
                                                                               ---------------
              Transportation -- 1.6%
       43,800 Arlington Tankers, Ltd.(b)                                             1,256,184
       35,550 Forward Air Corp.(b)                                                   1,211,900
                                                                               ---------------
                                                                                     2,468,084
                                                                               ---------------
              Total Common Stocks (Identified Cost $119,752,290)                   142,899,470
                                                                               ---------------
Investment Companies -- 2.9%
       52,741 iShares Russell 2000 Value Index Fund(b)
              (Identified Cost $4,319,765)                                           4,343,749
                                                                               ---------------
   Shares/
  Principal
   Amount
-----------------------------------------------------------------------------------------------
Short-Term Investments -- 28.3%
   38,551,479 State Street Securities Lending Quality Trust(d)                      38,551,479
$   4,088,477 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/29/2007 at 4.250% to be repurchased at
              $4,089,925 on 7/2/2007, collateralized by $3,400,000 U.S.
              Treasury Bond, 7.250% due 8/15/2022 valued at $4,173,500
              including accrued interest                                             4,088,477
                                                                               ---------------
              Total Short-Term Investments (Identified Cost $42,639,956)            42,639,956
                                                                               ---------------
              Total Investments -- 126.1%
              (Identified Cost $166,712,011)(a)                                    189,883,175
              Other assets less liabilities -- (26.1)%                             (39,342,745)
                                                                               ---------------
              Net Assets -- 100%                                               $   150,540,430
                                                                               ===============
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
              At June 30, 2007, the net unrealized appreciation on investments based on a cost of $166,712,011 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                  $    24,391,366
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (1,220,202)
                                                                               ---------------
              Net unrealized appreciation                                      $    23,171,164
                                                                               ===============
          (b) All or a portion of this security was on loan to brokers at June 30, 2007.
          (c) Non-income producing security.
          (d) Represents investment of securities lending collateral.

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                    Retail                             8.1%
                    Oil & Gas                          7.9
                    Chemicals                          6.1
                    Diversified Financial Services     6.0
                    Aerospace & Defense                5.9
                    Commercial Services                5.8
                    Health Care -- Services            4.3
                    Telecommunications                 4.2
                    Insurance                          4.2
                    Banks                              3.6
                    Manufacturing                      3.3
                    Semiconductors                     3.0
                    Electrical Components & Equipment  2.9
                    Distribution & Wholesale           2.9
                    Investment Companies               2.9
                    Machinery -- Diversified           2.8
                    Food                               2.4
                    Building Materials                 2.1
                    Software                           2.0
                    Other, less than 2% each          17.4

                See accompanying notes to financial statements.

           WESTPEAK CAPITAL GROWTH FUND -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                   Value (+)
--------------------------------------------------------------------------
Common Stocks -- 98.8% of Net Assets
             Advertising -- 0.7%
       7,400 Omnicom Group, Inc.                        $       391,608
                                                        ---------------
             Aerospace & Defense -- 7.1%
      22,295 Boeing Co. (The)                                 2,143,887
       2,700 Honeywell International, Inc.                      151,956
      12,600 Lockheed Martin Corp.                            1,186,038
       7,000 Raytheon Co.                                       377,230
                                                        ---------------
                                                              3,859,111
                                                        ---------------
             Agriculture -- 0.5%
       4,000 Monsanto Co.                                       270,160
                                                        ---------------
             Beverages -- 1.1%
      11,400 Anheuser-Busch Cos., Inc.                          594,624
                                                        ---------------
             Biotechnology -- 2.5%
      20,600 Amgen, Inc.(b)                                   1,138,974
       1,400 Genentech, Inc.(b)                                 105,924
       1,700 Genzyme Corp.(b)                                   109,480
                                                        ---------------
                                                              1,354,378
                                                        ---------------
             Commercial Services -- 1.5%
       6,900 ITT Educational Services, Inc.(b)                  809,922
                                                        ---------------
             Commercial Services -- Finance -- 1.6%
      14,100 Moody's Corp.                                      877,020
                                                        ---------------
             Computers -- 4.0%
      48,400 Hewlett-Packard Co.                              2,159,608
                                                        ---------------
             Cosmetics & Personal Care -- 1.0%
      11,300 Estee Lauder Cos., Inc. (The), Class A             514,263
                                                        ---------------
             Diversified Financial Services -- 3.6%
       8,984 Goldman Sachs Group, Inc.                        1,947,282
                                                        ---------------
             Electronics -- 3.0%
      17,200 Mettler-Toledo International, Inc.(b)            1,642,772
                                                        ---------------
             Engineering & Construction -- 2.3%
      19,700 Granite Construction, Inc.                       1,264,346
                                                        ---------------
             Health Care -- Capital Equipment -- 0.2%
       3,800 Applera Corp. - Applied Biosystems Group           116,052
                                                        ---------------
             Health Care -- Products -- 2.0%
      20,300 Dade Behring Holdings, Inc.                      1,078,336
                                                        ---------------
             Health Care -- Services -- 6.7%
      35,200 UnitedHealth Group, Inc.                         1,800,128
      23,000 WellPoint, Inc.(b)                               1,836,090
                                                        ---------------
                                                              3,636,218
                                                        ---------------
             Insurance -- 1.3%
      12,200 Principal Financial Group, Inc.                    711,138
                                                        ---------------
             Internet -- 5.9%
       4,600 Expedia, Inc.(b)                                   134,734
      38,300 IAC/InterActiveCorp.(b)                          1,325,563
      87,700 Symantec Corp.(b)                                1,771,540
                                                        ---------------
                                                              3,231,837
                                                        ---------------
             Iron & Steel -- 1.1%
       7,900 Cleveland-Cliffs, Inc.                             613,593
                                                        ---------------
             Machinery -- Construction & Mining -- 2.0%
      13,300 Terex Corp.(b)                                   1,081,290
                                                        ---------------
             Media -- 4.3%
      26,200 DIRECTV Group, Inc. (The)(b)                       605,482
      25,700 McGraw-Hill Cos., Inc. (The)                     1,749,656
                                                        ---------------
                                                              2,355,138
                                                        ---------------

   Shares     Description                                                    Value (+)
------------------------------------------------------------------------------------------
              Mining -- 0.2%
        2,700 Newmont Mining Corp.                                        $       105,462
                                                                          ---------------
              Oil & Gas -- 3.3%
       21,700 ExxonMobil Corp.                                                  1,820,196
                                                                          ---------------
              Oil & Gas Services -- 1.5%
       20,500 Halliburton Co.                                                     707,250
        1,200 National-Oilwell Varco, Inc.(b)                                     125,088
                                                                          ---------------
                                                                                  832,338
                                                                          ---------------
              Packaging & Containers -- 2.6%
       44,400 Pactiv Corp.(b)                                                   1,415,916
                                                                          ---------------
              Pharmaceuticals -- 4.8%
       16,400 AmerisourceBergen Corp.                                             811,308
        2,200 Cardinal Health, Inc.                                               155,408
        1,400 Cephalon, Inc.(b)                                                   112,546
       29,300 Forest Laboratories, Inc.(b)                                      1,337,545
        2,800 Gilead Sciences, Inc.(b)                                            108,556
        2,300 Sepracor, Inc.(b)                                                    94,346
                                                                          ---------------
                                                                                2,619,709
                                                                          ---------------
              Real Estate -- 0.9%
        4,500 Jones Lang LaSalle, Inc.                                            510,750
                                                                          ---------------
              Retail -- 18.5%
       40,100 Brinker International, Inc.                                       1,173,727
       36,800 Dollar Tree Stores, Inc.(b)                                       1,602,640
        7,900 J.C. Penney Co., Inc.                                               571,802
       23,700 Kohl's Corp.(b)                                                   1,683,411
       25,300 Macy's, Inc.                                                      1,006,434
       26,200 NBTY, Inc.(b)                                                     1,131,840
       28,700 Nordstrom, Inc.                                                   1,467,144
       47,600 Office Depot, Inc.(b)                                             1,442,280
                                                                          ---------------
                                                                               10,079,278
                                                                          ---------------
              Semiconductors -- 3.3%
       33,100 Amkor Technology, Inc.(b)                                           521,325
       44,400 Novellus Systems, Inc.(b)                                         1,259,628
                                                                          ---------------
                                                                                1,780,953
                                                                          ---------------
              Software -- 5.1%
       22,200 Fiserv, Inc.(b)                                                   1,260,960
       11,800 Microsoft Corp.                                                     347,746
       59,600 Oracle Corp.(b)                                                   1,174,716
                                                                          ---------------
                                                                                2,783,422
                                                                          ---------------
              Telecommunications -- 5.3%
      104,200 Cisco Systems, Inc.(b)                                            2,901,970
                                                                          ---------------
              Tobacco -- 0.9%
        6,600 Altria Group, Inc.                                                  462,925
                                                                          ---------------
              Total Common Stocks (Identified Cost $49,216,864)                53,821,615
                                                                          ---------------
  Principal
   Amount
------------------------------------------------------------------------------------------
Short-Term Investments -- 1.6%
$     887,327 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/29/2007 at 4.250% to be repurchased at
              $887,641 on 7/2/2007, collateralized by $740,000 U.S.
              Treasury Bond, 7.250% due 8/15/2022 valued at $908,350,
              including accrued interest (Identified Cost $887,327)               887,327
                                                                          ---------------
              Total Investments -- 100.4%
              (Identified Cost $50,104,191)(a)                                 54,708,942
              Other assets less liabilities -- (0.4)%                            (234,230)
                                                                          ---------------
              Net Assets -- 100%                                          $    54,474,712
                                                                          ===============

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

(+) See Note 2a of Notes to Financial Statements.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
    At June 30, 2007, the net unrealized appreciation on investments based on a cost of $50,104,191 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an
    excess of value over tax cost                                                       $ 6,271,586
    Aggregate gross unrealized depreciation for all investments in which there is an
    excess of tax cost over value                                                        (1,666,835)
                                                                                        -----------
    Net unrealized appreciation                                                         $ 4,604,751
                                                                                        ===========
(b) Non-income producing security.

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                    Retail                             18.5%
                    Aerospace & Defense                 7.1
                    Health Care -- Services             6.7
                    Internet                            5.9
                    Telecommunications                  5.3
                    Software                            5.1
                    Pharmaceuticals                     4.8
                    Media                               4.3
                    Computers                           4.0
                    Diversified Financial Services      3.6
                    Oil & Gas                           3.3
                    Semiconductors                      3.3
                    Electronics                         3.0
                    Packaging & Containers              2.6
                    Biotechnology                       2.5
                    Engineering & Construction          2.3
                    Machinery -- Construction & Mining  2.0
                    Health Care -- Products             2.0
                    Others, less than 2% each          12.5

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                     STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)


                                               CGM Advisor             Hansberger         Harris Associates
                                           Targeted Equity Fund    International Fund     Focused Value Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
ASSETS
 Investments at cost                      $         737,890,970  $         181,921,723  $         214,689,087
 Net unrealized appreciation                        121,062,612             48,682,093             31,631,014
                                          ---------------------  ---------------------  ---------------------
   Investments at value(a)                          858,953,582            230,603,816            246,320,101
 Cash                                                       715                     --                     --
 Foreign currency at value (identified
   cost $0, $103,432, $0, $0, $0, $0,
   $0, $0)                                                   --                103,586                     --
 Receivable for Fund shares sold                        118,248                 54,578                 74,891
 Receivable for securities sold                       1,868,851                307,331                     --
 Dividends and interest receivable                      771,990                335,773                 71,266
 Tax reclaims receivable                                  3,534                 99,275                     --
 Securities lending income receivable                     6,621                 16,696                  2,608
                                          ---------------------  ---------------------  ---------------------
   TOTAL ASSETS                                     861,723,541            231,521,055            246,468,866
                                          ---------------------  ---------------------  ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value (Note 2)                                    97,935,744             46,746,802             41,831,557
 Payable for securities purchased                            --                332,377                385,165
 Payable for Fund shares redeemed                       575,855                121,910                511,233
 Management fees payable (Note 4)                       435,706                120,085                152,782
 Deferred Trustees' fees (Note 4)                       774,876                119,135                 88,964
 Administrative fees payable (Note 4)                    37,010                 10,569                 14,041
 Other accounts payable and accrued
   expenses                                              99,147                 76,127                 39,250
                                          ---------------------  ---------------------  ---------------------
   TOTAL LIABILITIES                                 99,858,338             47,527,005             43,022,992
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         761,865,203  $         183,994,050  $         203,445,874
                                          =====================  =====================  =====================
NET ASSETS CONSIST OF:
 Paid-in capital                          $         618,649,090  $         125,834,845  $         154,317,009
 Undistributed (overdistributed) net
   investment income (loss)                            (411,678)              (832,657)            (1,196,195)
 Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions                                      22,565,179             10,310,702             18,694,046
 Net unrealized appreciation on
   investments and foreign currency
   translations                                     121,062,612             48,681,160             31,631,014
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         761,865,203  $         183,994,050  $         203,445,874
                                          =====================  =====================  =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         706,480,751  $         124,544,110  $          56,627,564
                                          =====================  =====================  =====================
   Shares of beneficial interest                     61,019,112              5,248,584              4,616,199
                                          =====================  =====================  =====================
   Net asset value and redemption price
    per share                             $               11.58  $               23.73  $               12.27
                                          =====================  =====================  =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value) (Note 1)             $               12.29  $               25.18  $               13.02
                                          =====================  =====================  =====================
 Class B shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $          34,018,202  $          33,300,178  $          69,771,932
                                          =====================  =====================  =====================
   Shares of beneficial interest                      3,218,419              1,555,480              6,049,038
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               10.57  $               21.41  $               11.53
                                          =====================  =====================  =====================
 Class C shares: (redemption price per
   share is equal to net asset value
   less any applicable contingent
   deferred sales charge) (Note 1)
   Net assets                             $           8,954,097  $          26,149,762  $          77,046,378
                                          =====================  =====================  =====================
   Shares of beneficial interest                        847,510              1,223,132              6,678,554
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               10.57  $               21.38  $               11.54
                                          =====================  =====================  =====================
 Class Y shares:
   Net assets                             $          12,412,153  $                  --  $                  --
                                          =====================  =====================  =====================
   Shares of beneficial interest                      1,048,171                     --                     --
                                          =====================  =====================  =====================
   Net asset value, offering and
    redemption price per share            $               11.84  $                  --  $                  --
                                          =====================  =====================  =====================
 (a) Including securities on loan with
   market values of:                      $          96,007,490  $          45,297,033  $          40,821,373
                                          =====================  =====================  =====================

* Formerly IXIS U.S. Diversified Portfolio (See Note 10 of Notes to Financial Statements).
** Formerly IXIS Value Fund (See Note 10 of Notes to Financial Statements).

                See accompanying notes to financial statements.

  Harris Associates                                                           Vaughan Nelson             Westpeak
   Large Cap Value       Natixis U.S. Diversified     Natixis Value           Small Cap Value         Capital Growth
        Fund                    Portfolio*               Fund**                    Fund                    Fund
---------------------    ------------------------ ---------------------    ---------------------  ---------------------
                          ---------------------   ---------------------    ---------------------  ---------------------
$         225,768,061     $         636,983,934   $         120,868,501    $         166,712,011  $          50,104,191
           53,319,399               122,019,625              29,318,421               23,171,164              4,604,751
---------------------     ---------------------   ---------------------    ---------------------  ---------------------
          279,087,460               759,003,559             150,186,922              189,883,175             54,708,942
                   --                   257,567                      --                       --                     --
                   --                        --                      --                       --                     --
               53,635                    66,411                  43,706                  493,723                 21,820
                   --                 2,297,820                 579,254                3,189,096                     --
              193,854                   450,868                 100,028                  117,539                 17,053
                   --                    19,802                      --                       --                     --
                1,159                    12,287                   6,814                   19,643                    573
---------------------     ---------------------   ---------------------    ---------------------  ---------------------
          279,336,108               762,108,314             150,916,724              193,703,176             54,748,388
---------------------     ---------------------   ---------------------    ---------------------  ---------------------
           12,037,959               128,216,712              18,816,596               38,551,479                     --
              938,179                 4,261,264                 173,631                4,151,340                     --
              422,731                   697,143                  49,985                  173,932                 65,069
              166,261                   469,649                  81,761                  111,163                 32,703
              321,168                   438,286                 225,543                  123,655                125,113
                8,696                    21,574                   3,374                    6,205                  2,218
              122,099                   144,835                  40,092                   44,972                 48,573
---------------------     ---------------------   ---------------------    ---------------------  ---------------------
           14,017,093               134,249,463              19,390,982               43,162,746                273,676
---------------------     ---------------------   ---------------------    ---------------------  ---------------------
$         265,319,015     $         627,858,851   $         131,525,742    $         150,540,430  $          54,474,712
=====================     =====================   =====================    =====================  =====================
$         281,350,152     $         523,705,948   $          95,819,287    $         134,372,493  $          98,538,067
             (189,192)               (2,131,696)                  8,213                 (207,761)              (372,361)
          (69,161,344)              (15,735,270)              6,379,800               (6,795,466)           (48,295,745)
           53,319,399               122,019,869              29,318,442               23,171,164              4,604,751
---------------------     ---------------------   ---------------------    ---------------------  ---------------------
$         265,319,015     $         627,858,851   $         131,525,742    $         150,540,430  $          54,474,712
=====================     =====================   =====================    =====================  =====================
$         198,206,175     $         416,904,623   $         111,281,619    $          97,800,956  $          46,400,104
=====================     =====================   =====================    =====================  =====================
           12,092,237                16,342,657              12,116,412                4,298,082              3,437,849
=====================     =====================   =====================    =====================  =====================
$               16.39     $               25.51   $                9.18    $               22.75  $               13.50
=====================     =====================   =====================    =====================  =====================
$               17.39     $               27.07   $                9.74    $               24.14  $               14.32
=====================     =====================   =====================    =====================  =====================
$          34,896,995     $         141,525,251   $          17,094,712    $          30,617,790  $           7,390,297
=====================     =====================   =====================    =====================  =====================
            2,300,793                 6,282,446               2,123,052                1,470,800                642,057
=====================     =====================   =====================    =====================  =====================
$               15.17     $               22.53   $                8.05    $               20.82  $               11.51
=====================     =====================   =====================    =====================  =====================
$          17,952,796     $          47,920,193   $           3,149,411    $          21,656,577  $             684,311
=====================     =====================   =====================    =====================  =====================
            1,185,284                 2,125,050                 391,040                1,039,927                 59,541
=====================     =====================   =====================    =====================  =====================
$               15.15     $               22.55   $                8.05    $               20.83  $               11.49
=====================     =====================   =====================    =====================  =====================
$          14,263,049     $          21,508,784   $                  --    $             465,107  $                  --
=====================     =====================   =====================    =====================  =====================
              840,014                   789,558                      --                   20,394                     --
=====================     =====================   =====================    =====================  =====================
$               16.98     $               27.24   $                  --    $               22.81  $                  --
=====================     =====================   =====================    =====================  =====================
$          11,648,441     $         124,674,737   $          18,379,848    $          37,561,076  $                  --
=====================     =====================   =====================    =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

                                                                                          CGM Advisor
                                                                                        Targeted Equity
                                                                                             Fund
                                                                                     ---------------------
                                                                                     ---------------------
INVESTMENT INCOME
  Dividends                                                                          $           4,299,543
  Interest                                                                                         304,987
  Securities lending income (Note 2)                                                               218,203
  Less net foreign taxes withheld                                                                  (77,978)
                                                                                     ---------------------
                                                                                                 4,744,755
                                                                                     ---------------------
  Expenses
   Management fees (Note 4)                                                                      2,545,844
   Service fees - Class A (Note 4)                                                                 840,414
   Service and distribution fees - Class B (Note 4)                                                186,801
   Service and distribution fees - Class C (Note 4)                                                 42,519
   Trustees' fees and expenses (Note 4)                                                             94,876
   Administrative fees (Note 4)                                                                    192,222
   Custodian fees and expenses                                                                      26,010
   Transfer agent fees and expenses - Class A                                                      347,335
   Transfer agent fees and expenses - Class B                                                       20,088
   Transfer agent fees and expenses - Class C                                                        4,385
   Transfer agent fees and expenses - Class Y                                                        4,746
   Audit fees                                                                                       23,143
   Legal fees                                                                                       11,119
   Shareholder reporting expenses                                                                   48,052
   Registration fees                                                                                26,600
   Expense waiver recapture - Class A (Note 4)                                                          --
   Expense waiver recapture - Class B (Note 4)                                                          --
   Expense waiver recapture - Class C (Note 4)                                                          --
   Expense waiver recapture - Class Y (Note 4)                                                          --
   Miscellaneous expenses                                                                           22,463
                                                                                     ---------------------
  Total expenses                                                                                 4,436,617
   Less reimbursement/waiver (Note 4)                                                                   --
                                                                                     ---------------------
  Net expenses                                                                                   4,436,617
                                                                                     ---------------------
  Net investment income (loss)                                                                     308,138
                                                                                     ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
   Investments - net                                                                            22,562,243
   Foreign currency transactions - net                                                                  --
   Payments by affiliates (Note 4)                                                                      --
  Change in unrealized appreciation (depreciation) on:
   Investments - net                                                                            60,004,912
   Foreign currency translations - net                                                                  --
                                                                                     ---------------------
  Net realized and unrealized gain on investments and foreign currency transactions             82,567,155
                                                                                     ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $          82,875,293
                                                                                     =====================

                                                                                          Hansberger
                                                                                         International
                                                                                             Fund
                                                                                     ---------------------
                                                                                     ---------------------
INVESTMENT INCOME
  Dividends                                                                          $           2,675,951
  Interest                                                                                          71,433
  Securities lending income (Note 2)                                                                53,138
  Less net foreign taxes withheld                                                                 (268,282)
                                                                                     ---------------------
                                                                                                 2,532,240
                                                                                     ---------------------
  Expenses
   Management fees (Note 4)                                                                        696,762
   Service fees - Class A (Note 4)                                                                 146,352
   Service and distribution fees - Class B (Note 4)                                                163,531
   Service and distribution fees - Class C (Note 4)                                                122,014
   Trustees' fees and expenses (Note 4)                                                             18,339
   Administrative fees (Note 4)                                                                     52,936
   Custodian fees and expenses                                                                      57,593
   Transfer agent fees and expenses - Class A                                                       89,203
   Transfer agent fees and expenses - Class B                                                       24,791
   Transfer agent fees and expenses - Class C                                                       18,588
   Transfer agent fees and expenses - Class Y                                                           --
   Audit fees                                                                                       23,988
   Legal fees                                                                                        2,181
   Shareholder reporting expenses                                                                   13,433
   Registration fees                                                                                19,575
   Expense waiver recapture - Class A (Note 4)                                                          --
   Expense waiver recapture - Class B (Note 4)                                                          --
   Expense waiver recapture - Class C (Note 4)                                                          --
   Expense waiver recapture - Class Y (Note 4)                                                          --
   Miscellaneous expenses                                                                            9,623
                                                                                     ---------------------
  Total expenses                                                                                 1,458,909
   Less reimbursement/waiver (Note 4)                                                                   --
                                                                                     ---------------------
  Net expenses                                                                                   1,458,909
                                                                                     ---------------------
  Net investment income (loss)                                                                   1,073,331
                                                                                     ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
   Investments - net                                                                            10,645,799
   Foreign currency transactions - net                                                             (45,253)
   Payments by affiliates (Note 4)                                                                      --
  Change in unrealized appreciation (depreciation) on:
   Investments - net                                                                             9,292,130
   Foreign currency translations - net                                                              (3,941)
                                                                                     ---------------------
  Net realized and unrealized gain on investments and foreign currency transactions             19,888,735
                                                                                     ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $          20,962,066
                                                                                     =====================

                                                                                       Harris Associates
                                                                                         Focused Value
                                                                                             Fund
                                                                                     ---------------------
                                                                                     ---------------------
INVESTMENT INCOME
  Dividends                                                                          $             884,738
  Interest                                                                                          86,160
  Securities lending income (Note 2)                                                                10,717
  Less net foreign taxes withheld                                                                       --
                                                                                     ---------------------
                                                                                                   981,615
                                                                                     ---------------------
  Expenses
   Management fees (Note 4)                                                                        952,961
   Service fees - Class A (Note 4)                                                                  73,613
   Service and distribution fees - Class B (Note 4)                                                365,957
   Service and distribution fees - Class C (Note 4)                                                398,435
   Trustees' fees and expenses (Note 4)                                                             16,218
   Administrative fees (Note 4)                                                                     53,793
   Custodian fees and expenses                                                                      11,751
   Transfer agent fees and expenses - Class A                                                       42,142
   Transfer agent fees and expenses - Class B                                                       52,301
   Transfer agent fees and expenses - Class C                                                       56,849
   Transfer agent fees and expenses - Class Y                                                           --
   Audit fees                                                                                       22,443
   Legal fees                                                                                        2,729
   Shareholder reporting expenses                                                                   27,016
   Registration fees                                                                                12,697
   Expense waiver recapture - Class A (Note 4)                                                          --
   Expense waiver recapture - Class B (Note 4)                                                          --
   Expense waiver recapture - Class C (Note 4)                                                          --
   Expense waiver recapture - Class Y (Note 4)                                                          --
   Miscellaneous expenses                                                                           11,693
                                                                                     ---------------------
  Total expenses                                                                                 2,100,598
   Less reimbursement/waiver (Note 4)                                                                   --
                                                                                     ---------------------
  Net expenses                                                                                   2,100,598
                                                                                     ---------------------
  Net investment income (loss)                                                                  (1,118,983)
                                                                                     ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
   Investments - net                                                                            18,710,952
   Foreign currency transactions - net                                                                  --
   Payments by affiliates (Note 4)                                                                      --
  Change in unrealized appreciation (depreciation) on:
   Investments - net                                                                            (3,634,835)
   Foreign currency translations - net                                                                  --
                                                                                     ---------------------
  Net realized and unrealized gain on investments and foreign currency transactions             15,076,117
                                                                                     ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $          13,957,134
                                                                                     =====================

                                                                                       Harris Associates
                                                                                        Large Cap Value
                                                                                             Fund
                                                                                     ---------------------
                                                                                     ---------------------
INVESTMENT INCOME
  Dividends                                                                          $           1,823,261
  Interest                                                                                         138,965
  Securities lending income (Note 2)                                                                 3,029
  Less net foreign taxes withheld                                                                       --
                                                                                     ---------------------
                                                                                                 1,965,255
                                                                                     ---------------------
  Expenses
   Management fees (Note 4)                                                                        917,408
   Service fees - Class A (Note 4)                                                                 245,555
   Service and distribution fees - Class B (Note 4)                                                192,174
   Service and distribution fees - Class C (Note 4)                                                 89,778
   Trustees' fees and expenses (Note 4)                                                             40,581
   Administrative fees (Note 4)                                                                     66,862
   Custodian fees and expenses                                                                      13,835
   Transfer agent fees and expenses - Class A                                                      157,375
   Transfer agent fees and expenses - Class B                                                       30,370
   Transfer agent fees and expenses - Class C                                                       14,369
   Transfer agent fees and expenses - Class Y                                                        1,688
   Audit fees                                                                                       21,271
   Legal fees                                                                                        2,074
   Shareholder reporting expenses                                                                   27,887
   Registration fees                                                                                19,419
   Expense waiver recapture - Class A (Note 4)                                                       5,520
   Expense waiver recapture - Class B (Note 4)                                                       7,469
   Expense waiver recapture - Class C (Note 4)                                                       1,507
   Expense waiver recapture - Class Y (Note 4)                                                          --
   Miscellaneous expenses                                                                           11,238
                                                                                     ---------------------
  Total expenses                                                                                 1,866,380
   Less reimbursement/waiver (Note 4)                                                               (4,769)
                                                                                     ---------------------
  Net expenses                                                                                   1,861,611
                                                                                     ---------------------
  Net investment income (loss)                                                                     103,644
                                                                                     ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
   Investments - net                                                                            16,421,043
   Foreign currency transactions - net                                                                  --
   Payments by affiliates (Note 4)                                                                      --
  Change in unrealized appreciation (depreciation) on:
   Investments - net                                                                              (699,777)
   Foreign currency translations - net                                                                  --
                                                                                     ---------------------
  Net realized and unrealized gain on investments and foreign currency transactions             15,721,266
                                                                                     ---------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $          15,824,910
                                                                                     =====================

* Formerly IXIS U.S. Diversified Portfolio (See Note 10 of Notes to Financial Statements).
** Formerly IXIS Value Fund (See Note 10 of Notes to Financial Statements).

                See accompanying notes to financial statements.

       Natixis                                   Vaughan Nelson               Westpeak
   U.S. Diversified        Natixis Value         Small Cap Value           Capital Growth
      Portfolio*              Fund**                  Fund                      Fund
---------------------  ---------------------  ---------------------    ---------------------
---------------------  ---------------------  ---------------------    ---------------------
$           2,987,184  $           1,058,975  $           1,046,395    $             173,958
              310,956                105,812                106,086                   15,231
               90,785                 10,819                 21,636                    3,074
              (17,982)                (4,765)                    --                       --
---------------------  ---------------------  ---------------------    ---------------------
            3,370,943              1,170,841              1,174,117                  192,263
---------------------  ---------------------  ---------------------    ---------------------
            2,776,143                492,365                636,608                  209,866
              505,427                137,995                112,848                   59,040
              723,442                 89,020                154,394                   40,082
              233,701                 15,487                 99,361                    3,581
               58,057                 28,817                 18,446                   17,438
              157,106                 33,605                 40,211                   14,463
               24,904                 12,805                 14,151                    8,606
              327,843                 73,961                 79,213                   55,844
              116,715                 11,861                 26,679                    9,388
               37,842                  2,082                 17,511                      840
                1,187                     --                     97                       --
               22,969                 22,154                 19,547                   20,013
                7,812                  1,244                  1,713                    1,708
               49,195                  9,528                 12,713                    6,089
               33,456                 17,795                 30,230                   15,176
                   --                     --                     --                       --
                   --                     --                     --                       --
                   --                     --                     --                       --
                   --                     --                    150                       --
               22,541                 15,886                  7,828                    6,291
---------------------  ---------------------  ---------------------    ---------------------
            5,098,340                964,605              1,271,700                  468,425
                   --                 (2,701)                    --                  (15,946)
---------------------  ---------------------  ---------------------    ---------------------
            5,098,340                961,904              1,271,700                  452,479
---------------------  ---------------------  ---------------------    ---------------------
           (1,727,397)               208,937                (97,583)                (260,216)
---------------------  ---------------------  ---------------------    ---------------------
           56,609,958              6,779,751              7,311,889                3,247,006
               (7,396)                    --                     --                       --
               34,706                     --                     --                       --

           10,270,733              2,089,857              4,838,692               (1,231,900)
                  (49)                    21                     --                       --
---------------------  ---------------------  ---------------------    ---------------------
           66,907,952              8,869,629             12,150,581                2,015,106
---------------------  ---------------------  ---------------------    ---------------------
$          65,180,555  $           9,078,566  $          12,052,998    $           1,754,890
=====================  =====================  =====================    =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                           CGM Advisor Targeted Equity Fund
                                                                           -------------------------------
                                                                           Six Months Ended   Year Ended
                                                                            June 30, 2007    December 31,
                                                                             (unaudited)         2006
                                                                           ----------------  ------------
FROM OPERATIONS:
  Net investment income (loss)                                               $    308,138    $  5,415,878
  Net realized gain on investments and foreign currency transactions           22,562,243      98,076,120
  Net change in unrealized appreciation (depreciation) on investments and
   foreign currency translations                                               60,004,912     (41,577,124)
                                                                             ------------    ------------
  Net increase (decrease) in net assets resulting from operations              82,875,293      61,914,874
                                                                             ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                     (4,579,405)     (4,805,342)
   Class B                                                                       (249,853)       (344,672)
   Class C                                                                        (63,306)        (50,730)
   Class Y                                                                        (78,332)       (117,501)
  Net realized capital gain
   Class A                                                                    (18,575,095)    (18,905,325)
   Class B                                                                     (1,007,773)     (1,296,659)
   Class C                                                                       (256,834)       (261,882)
   Class Y                                                                       (317,800)       (317,675)
                                                                             ------------    ------------
  Total distributions                                                         (25,128,398)    (26,099,786)
                                                                             ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                                                        (39,214,865)    (55,926,861)
                                                                             ------------    ------------
  Redemption fees
   Class A                                                                          1,649           3,687
   Class B                                                                             91             250
   Class C                                                                             21              46
   Class Y                                                                             29              64
                                                                             ------------    ------------
                                                                                    1,790           4,047
                                                                             ------------    ------------
  Net increase (decrease) in net assets                                        18,533,820     (20,107,726)
                                                                             ------------    ------------
NET ASSETS
  Beginning of the period                                                     743,331,383     763,439,109
                                                                             ------------    ------------
  End of the period                                                          $761,865,203    $743,331,383
                                                                             ============    ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME (LOSS)                                                               $   (411,678)   $  4,251,080
                                                                             ============    ============

                                                                           Hansberger International Fund
                                                                           -----------------------------
                                                                           Six Months Ended  Year Ended
                                                                            June 30, 2007   December 31,
                                                                             (unaudited)        2006
                                                                           ---------------- ------------
FROM OPERATIONS:
  Net investment income (loss)                                               $  1,073,331   $    772,749
  Net realized gain on investments and foreign currency transactions           10,600,546     21,300,725
  Net change in unrealized appreciation (depreciation) on investments and
   foreign currency translations                                                9,288,189     11,339,832
                                                                             ------------   ------------
  Net increase (decrease) in net assets resulting from operations              20,962,066     33,413,306
                                                                             ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                       (708,009)    (1,649,325)
   Class B                                                                       (206,356)      (308,165)
   Class C                                                                       (162,709)      (228,856)
   Class Y                                                                             --             --
  Net realized capital gain
   Class A                                                                     (1,862,438)   (12,651,380)
   Class B                                                                       (555,714)    (4,129,524)
   Class C                                                                       (430,706)    (2,916,961)
   Class Y                                                                             --             --
                                                                             ------------   ------------
  Total distributions                                                          (3,925,932)   (21,884,211)
                                                                             ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                                                         (2,416,130)    15,400,963
                                                                             ------------   ------------
  Redemption fees
   Class A                                                                          1,414          1,759
   Class B                                                                            397            582
   Class C                                                                            296            378
   Class Y                                                                             --             --
                                                                             ------------   ------------
                                                                                    2,107          2,719
                                                                             ------------   ------------
  Net increase (decrease) in net assets                                        14,622,111     26,932,777
                                                                             ------------   ------------
NET ASSETS
  Beginning of the period                                                     169,371,939    142,439,162
                                                                             ------------   ------------
  End of the period                                                          $183,994,050   $169,371,939
                                                                             ============   ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME (LOSS)                                                               $   (832,657)  $   (828,914)
                                                                             ============   ============

                                                                           Harris Associates Focused Value Fund
                                                                           -----------------------------------
                                                                           Six Months Ended     Year Ended
                                                                            June 30, 2007      December 31,
                                                                             (unaudited)           2006
                                                                           ----------------    ------------
FROM OPERATIONS:
  Net investment income (loss)                                               $ (1,118,983)     $ (1,712,199)
  Net realized gain on investments and foreign currency transactions           18,710,952        32,289,793
  Net change in unrealized appreciation (depreciation) on investments and
   foreign currency translations                                               (3,634,835)       (3,254,755)
                                                                             ------------       ------------
  Net increase (decrease) in net assets resulting from operations              13,957,134        27,322,839
                                                                             ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
   Class A                                                                             --                --
   Class B                                                                             --                --
   Class C                                                                             --                --
   Class Y                                                                             --                --
  Net realized capital gain
   Class A                                                                       (594,908)       (9,867,493)
   Class B                                                                       (771,791)      (13,053,352)
   Class C                                                                       (844,760)      (14,611,917)
   Class Y                                                                             --                --
                                                                             ------------       ------------
  Total distributions                                                          (2,211,459)      (37,532,762)
                                                                             ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)                                                        (36,887,581)      (63,505,817)
                                                                             ------------       ------------
  Redemption fees
   Class A                                                                            407               801
   Class B                                                                            507             1,006
   Class C                                                                            547             1,149
   Class Y                                                                             --                --
                                                                             ------------       ------------
                                                                                    1,461             2,956
                                                                             ------------       ------------
  Net increase (decrease) in net assets                                       (25,140,445)      (73,712,784)
                                                                             ------------       ------------
NET ASSETS
  Beginning of the period                                                     228,586,319       302,299,103
                                                                             ------------       ------------
  End of the period                                                          $203,445,874      $228,586,319
                                                                             ============       ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
 INCOME (LOSS)                                                               $ (1,196,195)     $    (77,212)
                                                                             ============       ============


* Formerly IXIS U.S. Diversified Portfolio (See Note 10 of Notes to Financial Statements).
** Formerly IXIS Value Fund (See Note 10 of Notes to Financial Statements).

                See accompanying notes to financial statements.

Harris Associates Large Cap Value Fund Natixis U.S. Diversified Portfolio*      Natixis Value Fund**
-------------------------------------  ----------------------------------  -----------------------------
Six Months Ended      Year Ended       Six Months Ended     Year Ended     Six Months Ended  Year Ended
 June 30, 2007       December 31,       June 30, 2007      December 31,     June 30, 2007   December 31,
  (unaudited)            2006            (unaudited)           2006          (unaudited)        2006
----------------     ------------      ----------------    ------------    ---------------- ------------
  $    103,644       $    704,299        $ (1,727,397)     $   (459,770)     $    208,937   $    358,793
    16,421,043         24,797,461          56,637,268        69,057,546         6,779,751     16,600,274
      (699,777)        14,208,318          10,270,684         9,002,821         2,089,878      5,401,523
  ------------         ------------      ------------       ------------     ------------   ------------
    15,824,910         39,710,078          65,180,555        77,600,597         9,078,566     22,360,590
  ------------         ------------      ------------       ------------     ------------   ------------
      (541,216)          (435,177)                 --                --          (111,579)      (278,098)
      (106,784)          (124,953)                 --                --           (22,126)        (9,395)
       (53,175)           (46,052)                 --                --            (3,960)        (1,244)
       (37,732)           (30,568)                 --                --                --             --
            --                 --                  --                --        (2,419,043)   (12,893,672)
            --                 --                  --                --          (428,378)    (2,496,747)
            --                 --                  --                --           (77,859)      (391,442)
            --                 --                  --                --                --             --
  ------------         ------------      ------------       ------------     ------------   ------------
      (738,907)          (636,750)                 --                --        (3,062,945)   (16,070,598)
  ------------         ------------      ------------       ------------     ------------   ------------
   (20,520,431)       (50,651,493)        (45,790,577)      (98,667,360)       (6,858,712)     2,351,488
  ------------         ------------      ------------       ------------     ------------   ------------
            --                 --                  --                --                --             --
            --                 --                  --                --                --             --
            --                 --                  --                --                --             --
            --                 --                  --                --                --             --
  ------------         ------------      ------------       ------------     ------------   ------------
            --                 --                  --                --                --             --
  ------------         ------------      ------------       ------------     ------------   ------------
    (5,434,428)       (11,578,165)         19,389,978       (21,066,763)         (843,091)     8,641,480
  ------------         ------------      ------------       ------------     ------------   ------------
   270,753,443        282,331,608         608,468,873       629,535,636       132,368,833    123,727,353
  ------------         ------------      ------------       ------------     ------------   ------------
  $265,319,015       $270,753,443        $627,858,851      $608,468,873      $131,525,742   $132,368,833
  ============         ============      ============       ============     ============   ============
  $   (189,192)      $    446,071        $ (2,131,696)     $   (404,299)     $      8,213   $    (63,059)
  ============         ============      ============       ============     ============   ============

Vaughan Nelson Small Cap Value Fund Westpeak Capital Growth Fund
----------------------------------  ----------------------------
Six Months Ended     Year Ended     Six Months Ended  Year Ended
 June 30, 2007      December 31,     June 30, 2007   December 31,
  (unaudited)           2006          (unaudited)        2006
----------------    ------------    ---------------- ------------
  $    (97,583)     $   (767,140)     $  (260,216)   $  (417,676)
     7,311,889        15,201,715        3,247,006      1,359,930
     4,838,692         5,842,036       (1,231,900)     4,795,603
  ------------       ------------     -----------    -----------
    12,052,998        20,276,611        1,754,890      5,737,857
  ------------       ------------     -----------    -----------
            --                --               --             --
            --                --               --             --
            --                --               --             --
            --                --               --             --
            --                --               --             --
            --                --               --             --
            --                --               --             --
            --                --               --             --
  ------------       ------------     -----------    -----------
            --                --               --             --
  ------------       ------------     -----------    -----------
     1,981,076         4,860,769       (3,969,435)    (9,528,533)
  ------------       ------------     -----------    -----------
         1,033             3,304               --             --
           342             1,780               --             --
           228               731               --             --
             5                --               --             --
  ------------       ------------     -----------    -----------
         1,608             5,815               --             --
  ------------       ------------     -----------    -----------
    14,035,682        25,143,195       (2,214,545)    (3,790,676)
  ------------       ------------     -----------    -----------
   136,504,748       111,361,553       56,689,257     60,479,933
  ------------       ------------     -----------    -----------
  $150,540,430      $136,504,748      $54,474,712    $56,689,257
  ============       ============     ===========    ===========
  $   (207,761)     $   (110,177)     $  (372,361)   $  (112,145)
  ============       ============     ===========    ===========

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                            Income (loss) from investment operations:           Less distributions:
                                            ----------------------------------------  --------------------------------------

                                 Net asset
                                  value,         Net                                  Dividends   Distributions
                                 beginning    investment    Net realized  Total from   from net     from net
                                    of          income     and unrealized investment  investment    realized        Total
                                  period      (loss) (b)    gain (loss)   operations    income    capital gains distributions
                                 ---------- ----------     -------------- ----------  ----------  ------------- -------------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  6/30/2007(g)                   $    10.70 $     0.01       $     1.26   $     1.27  $    (0.08)  $    (0.31)   $    (0.39)
  12/31/2006                          10.22       0.08             0.78         0.86       (0.07)       (0.31)        (0.38)
  12/31/2005                           9.05       0.07             1.12         1.19       (0.02)          --         (0.02)
  12/31/2004                           7.94       0.01             1.10         1.11          --           --            --
  12/31/2003                           5.56      (0.03)            2.41         2.38          --           --            --
  12/31/2002                           7.81      (0.06)           (2.19)       (2.25)         --           --            --
   Class B
  6/30/2007(g)                         9.84      (0.03)            1.15         1.12       (0.08)       (0.31)        (0.39)
  12/31/2006                           9.48      (0.00)(f)         0.74         0.74       (0.07)       (0.31)        (0.38)
  12/31/2005                           8.45      (0.00)(f)         1.04         1.04       (0.01)          --         (0.01)
  12/31/2004                           7.47      (0.04)            1.02         0.98          --           --            --
  12/31/2003                           5.28      (0.07)            2.26         2.19          --           --            --
  12/31/2002                           7.47      (0.11)           (2.08)       (2.19)         --           --            --
   Class C
  6/30/2007(g)                         9.84      (0.03)            1.15         1.12       (0.08)       (0.31)        (0.39)
  12/31/2006                           9.48      (0.00)(f)         0.74         0.74       (0.07)       (0.31)        (0.38)
  12/31/2005                           8.45      (0.00)(f)         1.04         1.04       (0.01)          --         (0.01)
  12/31/2004                           7.47      (0.04)            1.02         0.98          --           --            --
  12/31/2003                           5.27      (0.07)            2.27         2.20          --           --            --
  12/31/2002                           7.47      (0.11)           (2.09)       (2.20)         --           --            --
   Class Y
  6/30/2007(g)                        10.93       0.02             1.28         1.30       (0.08)       (0.31)        (0.39)
  12/31/2006                          10.42       0.11             0.82         0.93       (0.11)       (0.31)        (0.42)
  12/31/2005                           9.23       0.10             1.14         1.24       (0.05)          --         (0.05)
  12/31/2004                           8.07       0.04             1.12         1.16          --           --            --
  12/31/2003                           5.63       0.01             2.43         2.44          --           --            --
  12/31/2002                           7.85      (0.02)           (2.20)       (2.22)         --           --            --
HANSBERGER INTERNATIONAL FUND
   Class A
  6/30/2007(g)                   $    21.50 $     0.17       $     2.56   $     2.73  $    (0.14)  $    (0.36)   $    (0.50)
  12/31/2006                          19.88       0.16             4.51         4.67       (0.35)       (2.70)        (3.05)
  12/31/2005                          17.12       0.11             2.65         2.76          --           --            --
  12/31/2004                          15.07       0.02             2.03         2.05          --           --            --
  12/31/2003                          10.84      (0.04)            4.27         4.23          --           --            --
  12/31/2002                          13.02      (0.05)           (2.08)       (2.13)      (0.05)          --         (0.05)
   Class B
  6/30/2007(g)                        19.51       0.07             2.33         2.40       (0.14)       (0.36)        (0.50)
  12/31/2006                          18.27       0.01             4.11         4.12       (0.18)       (2.70)        (2.88)
  12/31/2005                          15.85      (0.00)(f)         2.42         2.42          --           --            --
  12/31/2004                          14.06      (0.09)            1.88         1.79          --           --            --
  12/31/2003                          10.19      (0.12)            3.99         3.87          --           --            --
  12/31/2002                          12.32      (0.14)           (1.94)       (2.08)      (0.05)          --         (0.05)






                                 Redemption
                                  fees (f)
                                 ----------
CGM ADVISOR TARGETED EQUITY FUND
   Class A
  6/30/2007(g)                   $     0.00
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class B
  6/30/2007(g)                         0.00
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class C
  6/30/2007(g)                         0.00
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class Y
  6/30/2007(g)                         0.00
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
HANSBERGER INTERNATIONAL FUND
   Class A
  6/30/2007(g)                   $     0.00
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --
   Class B
  6/30/2007(g)                         0.00
  12/31/2006                           0.00
  12/31/2005                           0.00
  12/31/2004                           0.00
  12/31/2003                             --
  12/31/2002                             --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares, and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.


                See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                   -------------------------------------

                       Net assets,
Net asset     Total      end of       Gross        Net     Net investment Portfolio
value, end   return      period     expenses    expenses   income (loss)  turnover
of period  (%) (a) (c)   (000's)   (%) (e) (h) (%) (d) (h)    (%) (h)     rate (%)
---------- ----------- ----------- ----------- ----------- -------------- ---------
$    11.58       11.9  $  706,481        1.17         N/A         0.13          115
     10.70        8.5     679,897        1.16         N/A         0.76          171
     10.22       13.2     694,121        1.28         N/A         0.78          196
      9.05       14.0     689,967        1.42         N/A         0.16          265
      7.94       42.8     724,214        1.57         N/A        (0.40)         261
      5.56      (28.8)    602,989        1.47         N/A        (0.86)         223
     10.57       11.5      34,018        1.93         N/A        (0.63)         115
      9.84        7.8      43,032        1.91         N/A         0.02          171
      9.48       12.4      53,005        2.03         N/A         0.03          196
      8.45       13.1      57,527        2.17         N/A        (0.58)         265
      7.47       41.5      56,880        2.32         N/A        (1.14)         261
      5.28      (29.3)     45,633        2.23         N/A        (1.62)         223
     10.57       11.5       8,954        1.92         N/A        (0.62)         115
      9.84        7.7       8,688        1.90         N/A         0.04          171
      9.48       12.4       5,133        2.04         N/A         0.03          196
      8.45       13.1       3,214        2.17         N/A        (0.58)         265
      7.47       41.8       2,647        2.32         N/A        (1.14)         261
      5.27      (29.5)      2,187        2.23         N/A        (1.62)         223
     11.84       12.0      12,412        0.90         N/A         0.40          115
     10.93        9.0      11,714        0.87         N/A         1.05          171
     10.42       13.4      11,181        1.07         N/A         0.99          196
      9.23       14.4       9,145        1.08         N/A         0.51          265
      8.07       43.3       7,773        1.03         N/A         0.16          261
      5.63      (28.3)      5,522        0.92         N/A        (0.31)         223
$    23.73       12.8  $  124,544        1.43         N/A         1.48           23
     21.50       24.1     112,814        1.49         N/A         0.75           49
     19.88       16.1      89,663        1.81         N/A         0.62           45
     17.12       13.6      73,707        1.92        1.91         0.14           81
     15.07       39.0      59,762        2.32        2.30        (0.34)          92
     10.84      (16.4)     50,053        2.19         N/A        (0.45)          91
     21.41       12.4      33,300        2.18         N/A         0.71           23
     19.51       23.2      33,016        2.25         N/A         0.03           49
     18.27       15.3      33,388        2.55         N/A        (0.02)          45
     15.85       12.7      45,213        2.67        2.66        (0.60)          81
     14.06       38.0      60,296        3.07        3.05        (1.09)          92
     10.19      (17.0)     53,306        2.94         N/A        (1.20)          91

(d)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(e)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(f)Amount rounds to less than $0.01 per share, if applicable.
(g)For the six months ended June 30, 2007 (unaudited)
(h)Computed on an annualized basis for periods less than one year.

For a share outstanding throughout each period.

                                                     Income (loss) from investment operations:
                                                     ---------------------------------------

                                          Net asset
                                           value,        Net
                                          beginning   investment     Net realized  Total from
                                             of         income      and unrealized investment
                                           period     (loss) (b)     gain (loss)   operations
                                          ---------- ----------     -------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  6/30/2007(h)                            $    19.48 $     0.07       $     2.33   $     2.40
  12/31/2006                                   18.28       0.00(f)          4.11         4.11
  12/31/2005                                   15.86      (0.02)            2.44         2.42
  12/31/2004                                   14.06      (0.09)            1.89         1.80
  12/31/2003                                   10.19      (0.12)            3.99         3.87
  12/31/2002                                   12.33      (0.14)           (1.95)       (2.09)
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  6/30/2007(h)                            $    11.56 $    (0.03)      $     0.87   $     0.84
  12/31/2006                                   12.08      (0.02)            1.50         1.48
  12/31/2005                                   13.06       0.00(f)          0.76         0.76
  12/31/2004                                   11.79      (0.02)            1.29         1.27
  12/31/2003                                    9.24      (0.03)            2.58         2.55
  12/31/2002                                   10.96      (0.03)           (1.69)       (1.72)
   Class B
  6/30/2007(h)                                 10.92      (0.07)            0.81         0.74
  12/31/2006                                   11.59      (0.10)            1.43         1.33
  12/31/2005                                   12.69      (0.10)            0.74         0.64
  12/31/2004                                   11.55      (0.11)            1.25         1.14
  12/31/2003                                    9.12      (0.10)            2.53         2.43
  12/31/2002                                   10.90      (0.11)           (1.67)       (1.78)
   Class C
  6/30/2007(h)                                 10.92      (0.07)            0.82         0.75
  12/31/2006                                   11.59      (0.10)            1.43         1.33
  12/31/2005                                   12.69      (0.10)            0.74         0.64
  12/31/2004                                   11.55      (0.11)            1.25         1.14
  12/31/2003                                    9.12      (0.10)            2.53         2.43
  12/31/2002                                   10.90      (0.11)           (1.67)       (1.78)
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  6/30/2007(h)                            $    15.49 $     0.02       $     0.92   $     0.94
  12/31/2006                                   13.33       0.06             2.13         2.19
  12/31/2005                                   13.37       0.05            (0.08)       (0.03)
  12/31/2004                                   12.25       0.04             1.08         1.12
  12/31/2003                                    9.42       0.01             2.82         2.83
  12/31/2002                                   11.78       0.01            (2.37)       (2.36)
   Class B
  6/30/2007(h)                                 14.39      (0.04)            0.86         0.82
  12/31/2006                                   12.48      (0.04)            1.98         1.94
  12/31/2005                                   12.62      (0.04)           (0.09)       (0.13)
  12/31/2004                                   11.64      (0.05)            1.03         0.98
  12/31/2003                                    9.02      (0.07)            2.69         2.62
  12/31/2002                                   11.37      (0.07)           (2.28)       (2.35)

                                                    Less distributions:
                                          --------------------------------------


                                          Dividends   Distributions
                                           from net     from net
                                          investment    realized        Total     Redemption
                                            income    capital gains distributions  fees (f)
                                          ----------  ------------- ------------- ----------
HANSBERGER INTERNATIONAL FUND (continued)
   Class C
  6/30/2007(h)                            $    (0.14)  $    (0.36)   $    (0.50)  $     0.00
  12/31/2006                                   (0.21)       (2.70)        (2.91)        0.00
  12/31/2005                                      --           --            --         0.00
  12/31/2004                                      --           --            --         0.00
  12/31/2003                                      --           --            --           --
  12/31/2002                                   (0.05)          --         (0.05)          --
HARRIS ASSOCIATES FOCUSED VALUE FUND
   Class A
  6/30/2007(h)                            $       --   $    (0.13)   $    (0.13)  $     0.00
  12/31/2006                                      --        (2.00)        (2.00)        0.00
  12/31/2005                                      --        (1.74)        (1.74)        0.00
  12/31/2004                                      --           --            --         0.00
  12/31/2003                                      --           --            --           --
  12/31/2002                                      --           --            --           --
   Class B
  6/30/2007(h)                                    --        (0.13)        (0.13)        0.00
  12/31/2006                                      --        (2.00)        (2.00)        0.00
  12/31/2005                                      --        (1.74)        (1.74)        0.00
  12/31/2004                                      --           --            --         0.00
  12/31/2003                                      --           --            --           --
  12/31/2002                                      --           --            --           --
   Class C
  6/30/2007(h)                                    --        (0.13)        (0.13)        0.00
  12/31/2006                                      --        (2.00)        (2.00)        0.00
  12/31/2005                                      --        (1.74)        (1.74)        0.00
  12/31/2004                                      --           --            --         0.00
  12/31/2003                                      --           --            --           --
  12/31/2002                                      --           --            --           --
HARRIS ASSOCIATES LARGE CAP VALUE FUND
   Class A
  6/30/2007(h)                            $    (0.04)  $       --    $    (0.04)  $       --
  12/31/2006                                   (0.03)          --         (0.03)          --
  12/31/2005                                   (0.01)          --         (0.01)          --
  12/31/2004                                      --           --            --           --
  12/31/2003                                      --           --            --           --
  12/31/2002                                      --           --            --           --
   Class B
  6/30/2007(h)                                 (0.04)          --         (0.04)          --
  12/31/2006                                   (0.03)          --         (0.03)          --
  12/31/2005                                   (0.01)          --         (0.01)          --
  12/31/2004                                      --           --            --           --
  12/31/2003                                      --           --            --           --
  12/31/2002                                      --           --            --           --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(d)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

                See accompanying notes to financial statements.

                                         Ratios to average net assets:
                                   ----------------------------------------


                       Net assets,
Net asset     Total      end of                       Net      Net investment  Portfolio
value, end   return      period    Gross expenses  expenses    income (loss)   turnover
of period  (%) (a) (d)   (000's)    (%) (g) (i)   (%) (c) (i)     (%) (i)      rate (%)
---------- ----------- ----------- -------------- -----------  -------------- ---------
$    21.38       12.4  $   26,150         2.18           N/A          0.73           23
     19.48       23.1      23,541         2.25           N/A          0.01           49
     18.28       15.3      19,388         2.56           N/A         (0.11)          45
     15.86       12.8      17,046         2.67          2.66         (0.63)          81
     14.06       38.0      12,557         3.07          3.05         (1.09)          92
     10.19      (17.0)     11,013         2.94           N/A         (1.20)          91
$    12.27        7.2  $   56,628         1.44           N/A         (0.52)          22
     11.56       12.7      62,603         1.51           N/A         (0.12)          36
     12.08        5.7      82,298         1.68           N/A         (0.04)          39
     13.06       10.8     108,042         1.70           N/A         (0.15)          26
     11.79       27.6      95,957         1.84          1.70         (0.28)          30
      9.24      (15.7)     68,660         1.79          1.70         (0.35)          12
     11.53        6.8      69,772         2.19           N/A         (1.27)          22
     10.92       11.9      78,950         2.26           N/A         (0.87)          36
     11.59        5.0      97,256         2.43           N/A         (0.80)          39
     12.69        9.9     110,275         2.45           N/A         (0.90)          26
     11.55       26.6     107,017         2.59          2.45         (1.03)          30
      9.12      (16.3)     85,794         2.54          2.45         (1.10)          12
     11.54        6.9      77,046         2.19           N/A         (1.27)          22
     10.92       11.9      87,033         2.27           N/A         (0.88)          36
     11.59        5.0     122,745         2.43           N/A         (0.79)          39
     12.69        9.9     144,780         2.45           N/A         (0.90)          26
     11.55       26.6     124,427         2.59          2.45         (1.03)          30
      9.12      (16.3)     86,269         2.54          2.45         (1.10)          12
$    16.39        6.1  $  198,206         1.26(j)       1.25          0.22           13
     15.49       16.5     195,714         1.30          1.30          0.44           23
     13.33       (0.2)    188,763         1.46          1.30          0.40           39
     13.37        9.1     222,434         1.49          1.30          0.30           27
     12.25       30.0     215,259         1.62          1.45          0.07           30(e)
      9.42      (20.0)    130,751         1.56           N/A          0.07          195
     15.17        5.7      34,897         2.04(j)       2.03         (0.55)          13
     14.39       15.6      42,894         2.04          2.05         (0.33)          23
     12.48       (1.0)     59,035         2.21          2.05         (0.35)          39
     12.62        8.4      79,949         2.24          2.05         (0.46)          27
     11.64       29.1      91,085         2.37          2.20         (0.69)          30(e)
      9.02      (20.7)     71,436         2.31           N/A         (0.68)         195

(e)Portfolio turnover excludes the impact of assets resulting from a merger with another fund.
(f)Amount rounds to less than $0.01 per share, if applicable.
(g)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(h)For the six months ended June 30, 2007 (unaudited)
(i)Computed on an annualized basis for periods less than one year.
(j)Includes expense recapture of 0.01%, and 0.04%, for Class A and B, respectively.

For a share outstanding throughout each period.

                                                              Income (loss) from investment operations:    Less distributions:
                                                              ----------------------------------------  ------------------------

                                                   Net asset
                                                    value,       Net                                    Dividends
                                                   beginning  investment    Net realized   Total from    from net
                                                      of        income     and unrealized  investment   investment      Total
                                                    period    (loss) (b)    gain (loss)    operations     income    distributions
                                                   ---------- ----------   --------------  ----------   ----------  -------------
HARRIS ASSOCIATES LARGE CAP VALUE FUND (continued)
   Class C
  6/30/2007(h)                                     $    14.37 $    (0.04)    $     0.86    $     0.82   $    (0.04)  $    (0.04)
  12/31/2006                                            12.46      (0.04)          1.98          1.94        (0.03)       (0.03)
  12/31/2005                                            12.60      (0.04)         (0.09)        (0.13)       (0.01)       (0.01)
  12/31/2004                                            11.63      (0.05)          1.02          0.97           --           --
  12/31/2003                                             9.01      (0.07)          2.69          2.62           --           --
  12/31/2002                                            11.36      (0.07)         (2.28)        (2.35)          --           --
   Class Y
  6/30/2007(h)                                          16.01       0.05           0.96          1.01        (0.04)       (0.04)
  12/31/2006                                            13.72       0.12           2.20          2.32        (0.03)       (0.03)
  12/31/2005                                            13.74       0.09          (0.10)        (0.01)       (0.01)       (0.01)
  12/31/2004                                            12.54       0.07           1.13          1.20           --           --
  12/31/2003                                             9.59       0.06           2.89          2.95           --           --
  12/31/2002                                            11.93       0.07          (2.41)        (2.34)          --           --
NATIXIS U.S. DIVERSIFIED PORTFOLIO*
   Class A
  6/30/2007(h)                                     $    22.94 $    (0.04)    $     2.61    $     2.57   $       --   $       --
  12/31/2006                                            20.17       0.04           2.73          2.77           --           --
  12/31/2005                                            18.75      (0.11)          1.53          1.42           --           --
  12/31/2004                                            16.61      (0.12)          2.26          2.14           --           --
  12/31/2003                                            12.43      (0.13)          4.31          4.18           --           --
  12/31/2002                                            15.90      (0.11)         (3.36)        (3.47)          --           --
   Class B
  6/30/2007(h)                                          20.33      (0.12)          2.32          2.20           --           --
  12/31/2006                                            18.01      (0.11)          2.43          2.32           --           --
  12/31/2005                                            16.87      (0.22)          1.36          1.14           --           --
  12/31/2004                                            15.06      (0.23)          2.04          1.81           --           --
  12/31/2003                                            11.35      (0.22)          3.93          3.71           --           --
  12/31/2002                                            14.64      (0.20)         (3.09)        (3.29)          --           --
   Class C
  6/30/2007(h)                                          20.36      (0.12)          2.31          2.19           --           --
  12/31/2006                                            18.03      (0.11)          2.44          2.33           --           --
  12/31/2005                                            16.89      (0.22)          1.36          1.14           --           --
  12/31/2004                                            15.08      (0.23)          2.04          1.81           --           --
  12/31/2003                                            11.37      (0.22)          3.93          3.71           --           --
  12/31/2002                                            14.66      (0.20)         (3.09)        (3.29)          --           --
   Class Y
  6/30/2007(h)                                          24.45       0.01           2.78          2.79           --           --
  12/31/2006                                            21.41       0.14           2.90          3.04           --           --
  12/31/2005                                            19.82      (0.03)          1.62          1.59           --           --
  12/31/2004                                            17.46      (0.05)          2.41          2.36           --           --
  12/31/2003                                            12.98      (0.04)          4.52          4.48           --           --
  12/31/2002                                            16.50      (0.02)         (3.50)        (3.52)          --           --

* Formerly IXIS U.S. Diversified Portfolio (See Note 10 of Notes to Financial Statements).
(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(d)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.

                See accompanying notes to financial statements.

                                         Ratios to average net assets:
                                   -----------------------------------------

                       Net assets,
Net asset     Total      end of       Gross          Net       Net investment  Portfolio
value, end   return      period     expenses      expenses     income (loss)   turnover
of period  (%) (a) (d)   (000's)   (%) (f) (i)   (%) (c) (i)      (%) (i)      rate (%)
---------- ----------- ----------- -----------   -----------   -------------- ---------
$    15.15        5.7  $   17,953        2.02(k)       2.01          (0.54)          13
     14.37       15.6      18,089        2.06          2.05          (0.32)          23
     12.46       (1.0)     20,308        2.21          2.05          (0.35)          39
     12.60        8.3      26,392        2.24          2.05          (0.42)          27
     11.63       29.1      15,553        2.37          2.20          (0.69)          30(e)
      9.01      (20.7)      6,440        2.31           N/A          (0.68)         195
     16.98        6.3      14,263        0.86          0.86(j)        0.61           13
     16.01       17.0      14,057        0.91(g)        N/A           0.82           23
     13.72       (0.0)     14,226        1.09          1.05           0.65           39
     13.74        9.6      18,027        0.99           N/A           0.58           27
     12.54       30.8      26,545        1.01           N/A           0.51           30(e)
      9.59      (19.6)     10,569        0.96           N/A           0.66          195
$    25.51       11.3  $  416,905        1.43           N/A          (0.34)          40
     22.94       13.7     393,430        1.46           N/A           0.17           83
     20.17        7.6     386,084        1.73           N/A          (0.57)          97
     18.75       12.9     392,726        1.87           N/A          (0.71)         104
     16.61       33.6     354,755        1.99           N/A          (0.94)         102
     12.43      (21.8)    269,180        1.89           N/A          (0.75)          95
     22.53       10.8     141,525        2.18           N/A          (1.09)          40
     20.33       12.9     147,819        2.22           N/A          (0.60)          83
     18.01        6.8     174,745        2.48           N/A          (1.32)          97
     16.87       12.0     223,349        2.62           N/A          (1.50)         104
     15.06       32.7     272,533        2.74           N/A          (1.69)         102
     11.35      (22.5)    282,361        2.64           N/A          (1.50)          95
     22.55       10.8      47,920        2.18           N/A          (1.09)          40
     20.36       12.9      46,064        2.22           N/A          (0.59)          83
     18.03        6.8      48,262        2.48           N/A          (1.32)          97
     16.89       12.0      58,883        2.62           N/A          (1.48)         104
     15.08       32.6      60,783        2.74           N/A          (1.69)         102
     11.37      (22.4)     54,291        2.64           N/A          (1.50)          95
     27.24       11.5      21,509        1.03           N/A           0.06           40
     24.45       14.2      21,155        1.03           N/A           0.60           83
     21.41        8.0      20,445        1.32           N/A          (0.16)          97
     19.82       13.5      25,060        1.33           N/A          (0.27)         104
     17.46       34.5      47,485        1.34           N/A          (0.30)         102
     12.98      (21.3)     37,911        1.29           N/A          (0.15)          95

(e)Portfolio turnover excludes the impact of assets resulting from a merger with another fund.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(g)Includes expense waiver recapture of 0.04%
(h)For the six months ended June 30, 2007 (unaudited)
(i)Computed on an annualized basis for periods less than one year.
(j)Effect of voluntary waiver of expenses by adviser was less than 0.005%.
(k)Includes expense recapture of 0.02%.

For a share outstanding throughout each period.

                                                       Ratios to average net assets:
                                                  ---------------------------------------

                                    Net asset
                                     value,           Net
                                    beginning      investment    Net realized  Total from
                                       of            income     and unrealized investment
                                     period        (loss) (b)    gain (loss)   operations
                                    ----------    ----------    -------------- ----------
NATIXIS VALUE FUND*
   Class A
  6/30/2007(j)                      $     8.77    $     0.02      $     0.60   $     0.62
  12/31/2006                              8.32          0.04            1.56         1.60
  12/31/2005                              8.92          0.02            0.54         0.56
  12/31/2004                              8.16          0.00(c)         0.93         0.93
  12/31/2003                              6.20         (0.01)           1.97         1.96
  12/31/2002                              7.70         (0.01)          (1.49)       (1.50)
   Class B
  6/30/2007(j)                            7.75         (0.01)           0.52         0.51
  12/31/2006                              7.51         (0.03)           1.40         1.37
  12/31/2005                              8.21         (0.05)           0.51         0.46
  12/31/2004                              7.57         (0.06)           0.87         0.81
  12/31/2003                              5.80         (0.06)           1.83         1.77
  12/31/2002                              7.26         (0.06)          (1.40)       (1.46)
   Class C
  6/30/2007(j)                            7.75         (0.01)           0.52         0.51
  12/31/2006                              7.50         (0.03)           1.41         1.38
  12/31/2005                              8.21         (0.05)           0.50         0.45
  12/31/2004                              7.57         (0.05)           0.86         0.81
  12/31/2003                              5.80         (0.06)           1.83         1.77
  12/31/2002                              7.26         (0.06)          (1.40)       (1.46)
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  6/30/2007(j)                      $    20.90    $     0.01      $     1.84   $     1.85
  12/31/2006                             17.69         (0.05)           3.26         3.21
  12/31/2005                             16.07         (0.08)           1.70         1.62
  12/31/2004                             13.94         (0.13)           2.26         2.13
  12/31/2003                             10.05         (0.19)           4.08         3.89
  12/31/2002                             14.52         (0.21)          (4.26)       (4.47)
   Class B
  6/30/2007(j)                           19.19         (0.06)           1.69         1.63
  12/31/2006                             16.36         (0.20)           3.03         2.83
  12/31/2005                             14.97         (0.19)           1.58         1.39
  12/31/2004                             13.08         (0.22)           2.11         1.89
  12/31/2003                              9.51         (0.26)           3.83         3.57
  12/31/2002                             13.84         (0.28)          (4.05)       (4.33)
   Class C
  6/30/2007(j)                           19.19         (0.06)           1.70         1.64
  12/31/2006                             16.37         (0.19)           3.01         2.82
  12/31/2005                             14.98         (0.19)           1.58         1.39
  12/31/2004                             13.09         (0.22)           2.11         1.89
  12/31/2003                              9.51         (0.26)           3.84         3.58
  12/31/2002                             13.84         (0.28)          (4.05)       (4.33)
   Class Y
  6/30/2007(j)                           20.91          0.05            1.85         1.90
  12/31/2006(e)                          19.02          0.02            1.87         1.89

                                               Less distributions:
                                    -----------------------------------------


                                      Dividends    Distributions
                                       from net      from net
                                      investment     realized        Total     Redemption
                                        income     capital gains distributions  fees (c)
                                    ----------     ------------- ------------- ----------
NATIXIS VALUE FUND*
   Class A
  6/30/2007(j)                      $    (0.01)     $    (0.20)   $    (0.21)  $       --
  12/31/2006                             (0.02)          (1.13)        (1.15)          --
  12/31/2005                                --           (1.16)        (1.16)          --
  12/31/2004                                --           (0.17)        (0.17)
  12/31/2003                                --              --            --           --
  12/31/2002                                --              --            --           --
   Class B
  6/30/2007(j)                           (0.01)          (0.20)        (0.21)          --
  12/31/2006                             (0.00)(c)       (1.13)        (1.13)          --
  12/31/2005                                --           (1.16)        (1.16)          --
  12/31/2004                                --           (0.17)        (0.17)          --
  12/31/2003                                --              --            --           --
  12/31/2002                                --              --            --           --
   Class C
  6/30/2007(j)                           (0.01)          (0.20)        (0.21)          --
  12/31/2006                             (0.00)(c)       (1.13)        (1.13)          --
  12/31/2005                                --           (1.16)        (1.16)          --
  12/31/2004                                --           (0.17)        (0.17)          --
  12/31/2003                                --              --            --           --
  12/31/2002                                --              --            --           --
VAUGHAN NELSON SMALL CAP VALUE FUND
   Class A
  6/30/2007(j)                      $       --      $       --    $       --   $     0.00
  12/31/2006                                --              --            --         0.00
  12/31/2005                                --              --            --         0.00
  12/31/2004                                --              --            --         0.00
  12/31/2003                                --              --            --           --
  12/31/2002                                --              --            --           --
   Class B
  6/30/2007(j)                              --              --            --         0.00
  12/31/2006                                --              --            --         0.00
  12/31/2005                                --              --            --         0.00
  12/31/2004                                --              --            --         0.00
  12/31/2003                                --              --            --           --
  12/31/2002                                --              --            --           --
   Class C
  6/30/2007(j)                              --              --            --         0.00
  12/31/2006                                --              --            --         0.00
  12/31/2005                                --              --            --         0.00
  12/31/2004                                --              --            --         0.00
  12/31/2003                                --              --            --           --
  12/31/2002                                --              --            --           --
   Class Y
  6/30/2007(j)                              --              --            --         0.00
  12/31/2006(e)                             --              --            --           --

*  Formerly IXIS Value Fund (See Note 10 of Notes to Financial Statements).
(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Amount rounds to less than $0.01 per share, if applicable.
(d)Effect of voluntary waiver of expenses by advisor was less than 0.005%.
(e)From commencement of Class operations on August 31, 2006 through December 31, 2006.

                See accompanying notes to financial statements.

                                         Ratios to average net assets:
                                   -----------------------------------------

                       Net assets,
Net asset     Total      end of       Gross          Net       Net investment Portfolio
value, end   return      period     expenses      expenses     income (loss)  turnover
of period  (%) (a) (g)   (000's)   (%) (h) (i)   (%) (f) (i)      (%) (i)     rate (%)
---------- ----------- ----------- -----------   -----------   -------------- ---------
$     9.18        7.1  $  111,282        1.35          1.35(d)        0.44           25
      8.77       19.7     110,588        1.38           N/A           0.43           61
      8.32        6.2      98,353        1.60          1.60(d)        0.19           62
      8.92       11.4     105,359        1.66           N/A           0.03           56
      8.16       31.6     110,228        1.81           N/A          (0.15)          75
      6.20      (19.5)     99,894        1.68           N/A          (0.21)          67
      8.05        6.7      17,095        2.10          2.10(d)       (0.31)          25
      7.75       18.6      18,795        2.14           N/A          (0.34)          61
      7.51        5.5      22,458        2.35          2.35(d)       (0.56)          62
      8.21       10.7      27,804        2.41           N/A          (0.72)         .56
      7.57       30.5      30,029        2.56           N/A          (0.90)          75
      5.80      (20.1)     27,808        2.43           N/A          (0.96)          67
      8.05        6.7       3,149        2.10          2.10(d)       (0.32)          25
      7.75       18.8       2,986        2.14           N/A          (0.33)          61
      7.50        5.4       2,916        2.35          2.35(d)       (0.56)          62
      8.21       10.7       3,079        2.41           N/A          (0.70)          56
      7.57       30.5       2,134        2.56           N/A          (0.90)          75
      5.80      (20.1)      2,047        2.43           N/A          (0.96)          67
$    22.75        9.0  $   97,801        1.53           N/A           0.13           44
     20.90       18.1      85,285        1.59           N/A          (0.28)          88
     17.69       10.1      58,963        1.92           N/A          (0.47)          80
     16.07       15.3      45,138        2.01           N/A          (0.89)         172
     13.94       38.7      45,442        2.33           N/A          (1.69)         156
     10.05      (30.8)     38,441        2.13           N/A          (1.72)         160
     20.82        8.6      30,618        2.28           N/A          (0.62)          44
     19.19       17.2      32,606        2.37           N/A          (1.10)          88
     16.36        9.3      38,732        2.66           N/A          (1.24)          80
     14.97       14.5      54,652        2.76           N/A          (1.65)         172
     13.08       37.5      55,662        3.08           N/A          (2.44)         156
      9.51      (31.3)     46,215        2.88           N/A          (2.47)         160
     20.83        8.6      21,657        2.28           N/A          (0.62)          44
     19.19       17.2      18,186        2.35           N/A          (1.04)          88
     16.37        9.3      13,667        2.67           N/A          (1.23)          80
     14.98       14.4      13,549        2.76           N/A          (1.63)         172
     13.09       37.6      12,042        3.08           N/A          (2.44)         156
      9.51      (31.3)     10,930        2.88           N/A          (2.47)         160
     22.81        9.1         465        1.22(k)        N/A           0.44           44
     20.91        9.9         427        1.90          1.35           0.35           88

(f)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(g)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(h)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(i)Computed on an annualized basis for periods less than one year.
(j)For the six months ended June 30, 2007 (unaudited)
(k)Includes expense recapture of 0.07%.

For a share outstanding throughout each period.

                                        Income (loss) from investment operations:       Less distributions:
                                        ----------------------------------------    ---------------------------

                             Net asset
                              value,         Net                                    Distributions
                             beginning    investment    Net realized  Total from      from net
                                of          income     and unrealized investment      realized        Total
                              period      (loss) (b)    gain (loss)   operations    capital gains distributions
                             ---------- ----------     -------------- ----------    ------------- -------------
WESTPEAK CAPITAL GROWTH FUND
   Class A
  6/30/2007(h)               $    13.09 $    (0.05)      $     0.46   $     0.41     $       --    $       --
  12/31/2006                      11.81      (0.07)            1.35         1.28             --            --
  12/31/2005                      11.43      (0.10)            0.48         0.38             --            --
  12/31/2004                      10.87      (0.02)(c)         0.58         0.56             --            --
  12/31/2003                       8.58      (0.08)            2.37         2.29             --            --
  12/31/2002                      11.93      (0.09)           (3.26)       (3.35)            --            --
   Class B
  6/30/2007(h)                    11.20      (0.09)            0.40         0.31             --            --
  12/31/2006                      10.19      (0.14)            1.15         1.01             --            --
  12/31/2005                       9.94      (0.16)            0.41         0.25             --            --
  12/31/2004                       9.52      (0.09)(c)         0.51         0.42             --            --
  12/31/2003                       7.56      (0.13)            2.09         1.96             --            --
  12/31/2002                      10.61      (0.15)           (2.90)       (3.05)            --            --
   Class C
  6/30/2007(h)                    11.18      (0.09)            0.40         0.31             --            --
  12/31/2006                      10.17      (0.14)            1.15         1.01             --            --
  12/31/2005                       9.92      (0.16)            0.41         0.25             --            --
  12/31/2004                       9.50      (0.09)(c)         0.51         0.42             --            --
  12/31/2003                       7.56      (0.13)            2.07         1.94             --            --
  12/31/2002                      10.60      (0.14)           (2.90)       (3.04)            --            --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $(0.08), $(0.14) and $(0.14) for Class A, Class B and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been (0.76)%, (1.52)% and (1.51)% for Class A, Class B and Class C shares, respectively.

                See accompanying notes to financial statements.

                                        Ratios to average net assets:
                                   -----------------------------------

                       Net assets,
Net asset     Total      end of       Gross         Net     Net investment  Portfolio
value, end   return      period     expenses     expenses   income (loss)   turnover
of period  (%) (a) (e)   (000's)   (%) (f) (i)  (%) (d) (i)    (%) (i)      rate (%)
---------- ----------- ----------- -----------  ----------- --------------  ---------
$    13.50        3.1  $   46,400        1.56         1.50        (0.81)           57
     13.09       10.8      47,332        1.62         1.61        (0.59)          126
     11.81        3.3      49,680        1.88          N/A        (0.84)          132
     11.43        5.2      57,420        1.89          N/A        (0.18)(c)       121
     10.87       26.7      63,380        1.93          N/A        (0.85)          107
      8.58      (28.1)     58,729        1.75          N/A        (0.84)          103
     11.51        2.8       7,390        2.31         2.25        (1.56)           57
     11.20        9.9       8,599        2.38         2.36        (1.35)          126
     10.19        2.5       9,864        2.63          N/A        (1.59)          132
      9.94        4.4      12,916        2.64          N/A        (0.97)(c)       121
      9.52       25.9      16,485        2.68          N/A        (1.60)          107
      7.56      (28.8)     16,267        2.50          N/A        (1.59)          103
     11.49        2.8         684        2.31         2.25        (1.57)           57
     11.18        9.9         758        2.38         2.36        (1.35)          126
     10.17        2.5         936        2.63          N/A        (1.59)          132
      9.92        4.4       1,013        2.64          N/A        (0.94)(c)       121
      9.50       25.7       1,174        2.68          N/A        (1.60)          107
      7.56      (28.7)        847        2.50          N/A        (1.59)          103

(d)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(e)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(f)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses, if applicable.
(h)For the six months ended June 30, 2007 (unaudited)
(i)Computed on an annualized basis for periods less than one year.

                         NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)


1. Organization. Natixis Funds Trust I (formerly IXIS Advisor Funds Trust I), Natixis Funds Trust II (formerly IXIS Advisor Funds Trust II), and Natixis Funds Trust III (formerly IXIS Advisor Funds Trust III) (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. Information presented in these financial statements pertains to certain equity funds of the Trusts; the financial statements for the other funds of the Trusts are presented in separate reports. The following funds (individually, a "Fund" and collectively, the "Funds") are included in this report:

Natixis Funds Trust I:
CGM Advisor Targeted Equity Fund (the "Targeted Equity Fund")
Hansberger International Fund (the "International Fund")
Natixis U.S. Diversified Portfolio (formerly IXIS U.S. Diversified Portfolio) (the "U.S. Diversified Portfolio")
Natixis Value Fund (formerly IXIS Value Fund) (the "Value Fund")
Vaughan Nelson Small Cap Value Fund (the "Small Cap Value Fund")
Westpeak Capital Growth Fund (the "Capital Growth Fund")

Natixis Funds Trust II:
Harris Associates Large Cap Value Fund (the "Large Cap Value Fund")

Natixis Funds Trust III:
Harris Associates Focused Value Fund (the "Focused Value Fund")

Each Fund offers Class A, Class B, and Class C shares. Targeted Equity Fund, Small Cap Value Fund, Large Cap Value Fund and U.S. Diversified Portfolio also offer Class Y shares. On June 1, 2007, the Board of Trustees of the Natixis Funds (formerly IXIS Advisor Funds) approved the termination of offering of Class B shares. No new accounts will be opened in Class B shares after July 30, 2007. No additional investments into Class B shares may be made after October 12, 2007. Existing Class B shareholders may continue as Class B shareholders continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are excepted from the minimum investment amount as outlined in the Funds' prospectus. Prior to March 16, 2007, the minimum initial investment for Class Y shares was $1,000,000.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadvisers and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Funds may be valued on

June 30, 2007 (Unaudited)

the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' subadvisors using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. The International Fund, the U.S. Diversified Portfolio and the Value Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2007, there were no open forward currency contracts.

e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Management has performed an analysis of each Fund's tax positions taken on federal and state tax returns that remain subject to examinations (tax years ended December 31, 2004 - 2006) and has concluded that no provisions for income tax are required. Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds.

A Portfolio may be subject to foreign taxes on income and gains on investments that are accrued based upon the Portfolio's understanding of the tax rules and regulations that exist in the countries in which the Portfolio invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

June 30, 2007 (Unaudited)


f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, foreign currency transactions and gains realized from passive foreign investment companies ("PFICs"). Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, capital loss carryforwards, wash sales, distributions from Real Estate Investment Trusts ("REITs") and gains realized from passive foreign investment companies. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

Tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended
December 31, 2006 was as follows:

                                   2006 Distributions Paid From:
           -                    ------------------------------------
                                 Ordinary    Long-Term
           Fund                   Income   Capital Gains    Total
           ----                   ------   -------------    -----
           Targeted Equity Fund $5,318,245  $20,781,541  $26,099,786
           International Fund    5,684,336   16,199,875   21,884,211
           Focused Value Fund           --   37,532,762   37,532,762
           Large Cap Value Fund    636,750           --      636,750
           Value Fund            3,406,132   12,664,466   16,070,598

As of December 31, 2006, capital loss carryforwards and post-October losses were as follows:

                                             Targeted   International  Focused    Large Cap      U.S. Diversified  Value
                                            Equity Fund     Fund      Value Fund  Value Fund        Portfolio      Fund
-                                           ----------- ------------- ---------- -----------     ---------------- -------
Capital loss carryforward:
   Expires December 31, 2009                     --           --           --    (50,921,004)      (8,873,074)         --
   Expires December 31, 2010                     --           --           --    (24,633,843)     (62,468,898)         --
   Expires December 31, 2011                     --           --           --     (9,965,466)              --          --
                                              -------      -------     -------   -----------       -----------    -------
Total capital loss carryforward                    --           --          --   (85,520,313)      (71,341,972)        --
Deferred net currency losses (post October)        --           --          --            --            (6,591)        --
                                              =======      =======     =======   ===========       ===========    =======

                                             Small Cap        Capital
                                             Value Fund     Growth Fund
-                                           -----------     -----------
Capital loss carryforward:
   Expires December 31, 2009                         --  (20,489,767)
   Expires December 31, 2010                (14,054,764) (26,883,047)
   Expires December 31, 2011                         --   (4,097,913)
                                            -----------     -----------
Total capital loss carryforward             (14,054,764)    (51,470,727)
Deferred net currency losses (post October)          --              --
                                            ===========     ===========

g. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

h. Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at June 30, 2007 were as follows:

                                       Market Value of     Value of
           Fund                       Securities on Loan  Collateral
           ----                       ------------------  ----------
           Targeted Equity Fund          $ 96,007,490    $ 97,935,744
           International Fund              45,297,033      46,746,801
           Focused Value Fund              40,821,373      41,831,557
           Large Cap Value Fund            11,648,441      12,037,959
           U.S. Diversified Portfolio     124,674,737     128,216,712
           Value Fund                      18,379,848      18,816,596
           Small Cap Value Fund            37,561,076      38,551,479
           Capital Growth Fund                     --              --

June 30, 2007 (Unaudited)


i. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j. New Accounting Pronouncements. In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

3. Purchases and Sales of Securities. For the six months ended June 30, 2007, purchases and sales of securities (excluding short-term investments) were as follows:

              Fund                        Purchases      Sales
              ----                        ---------      -----
              Targeted Equity Fund       $832,646,991 $896,964,691
              International Fund           39,532,133   44,360,454
              Focused Value Fund           46,427,355   88,878,183
              Large Cap Value Fund         34,478,360   53,326,799
              U.S. Diversified Portfolio  244,046,154  299,277,592
              Value Fund                   32,342,046   41,458,931
              Small Cap Value Fund         64,610,546   61,240,081
              Capital Growth Fund          31,541,421   36,072,874

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (formerly IXIS Asset Management Advisors, L.P.) serves as investment adviser to each Fund except the Targeted Equity Fund. Capital Growth Management Limited Partnership ("CGM") is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                      Percentage of Average Daily Net Assets
-                          ------------------------------------------------------------
                              First         Next         Next        Next       Over
Fund                       $200 million $300 million $500 million $1 billion $2 billion
----                       ------------ ------------ ------------ ---------- ----------
Targeted Equity Fund          0.75%        0.70%        0.65%       0.65%      0.60%
International Fund            0.80%        0.75%        0.75%       0.75%      0.75%
Focused Value Fund            0.90%        0.90%        0.90%       0.90%      0.90%
Large Cap Value Fund          0.70%        0.65%        0.60%       0.60%      0.60%
U.S. Diversified Portfolio    0.90%        0.90%        0.90%       0.80%      0.80%
Value Fund                    0.75%        0.70%        0.65%       0.65%      0.65%
Small Cap Value Fund          0.90%        0.90%        0.90%       0.90%      0.90%
Capital Growth Fund           0.75%        0.70%        0.65%       0.65%      0.65%

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

International Fund         Hansberger Global Investors, Inc. ("Hansberger")
Focused Value Fund         Harris Associates L.P. ("Harris")
Large Cap Value Fund       Harris
U.S. Diversified Portfolio BlackRock Investment Management LLC ("BlackRock")
                           Harris
                           Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Value Fund                 Harris
                           Loomis Sayles
                           Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson")
                           Westpeak Global Advisors, L.P. ("Westpeak")
Small Cap Value Fund       Vaughan Nelson
Capital Growth Fund        Westpeak

June 30, 2007 (Unaudited)

Payments to Natixis Advisors are reduced in the amount of payments to the subadvisors.

Natixis Advisors has given binding undertakings to the Funds to defer its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until April 30, 2008 and will be reevaluated on an annual basis. For the six months ended June 30, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                   Expense limit as a Percentage of
                                      Average Daily Net Assets
              -                    -------------------------------
              Fund                 Class A  Class B Class C Class Y
              ----                 -------  ------- ------- -------
              Focused Value Fund    1.70%    2.45%   2.45%      --
              Large Cap Value Fund  1.30%    2.05%   2.05%   1.05%
              Small Cap Value Fund  1.60%    2.35%   2.35%   1.35%
              Capital Growth Fund   1.50%    2.25%   2.25%      --

Effective July 1, 2007, the expense limits for Small Cap Value Fund as a percentage of average daily net assets under the expense limitation agreements are 1.45%, 2.20%, 2.20% and 1.20% for Class A, Class B, Class C, and Class Y, respectively. This agreement is in effect until April 30, 2008 and will be reevaluated on an annual basis.

Effective August 1, 2007, the expense limits for Capital Growth Fund as a percentage of average daily net assets under the expense limitation agreements are 1.65%, 2.40% and 2.40% for Class A, Class B, and Class C, respectively. This agreement is in effect until April 30, 2008 and will be reevaluated on an annual basis.

For the six months ended June 30, 2007, the management fees and waivers of management fees for each Fund were as follows:

                                                                Percentage of
                                                                  Average
                                 Gross    Waiver of     Net     Daily Net Assets
                               Management Management Management ----------------
    Fund                          Fee        Fee        Fee     Gross     Net
    ----                       ---------- ---------- ---------- -----     ---
    Targeted Equity Fund       $2,545,844   $   --   $2,545,844 0.70%    0.70%
    International Fund            696,762       --      696,762 0.80%    0.80%
    Focused Value Fund            952,961       --      952,961 0.90%    0.90%
    Large Cap Value Fund          917,408    4,769      912,639 0.69%    0.68%
    U.S. Diversified Portfolio  2,776,143       --    2,776,143 0.90%    0.90%
    Value Fund                    492,365    2,701      489,664 0.75%    0.75%
    Small Cap Value Fund          636,608       --      636,608 0.90%    0.90%
    Capital Growth Fund           209,866       --      209,866 0.75%    0.75%

For the six months ended June 30, 2007, class specific expenses have been reimbursed as follows:

                       Fund                Reimbursement
                       ----                -------------
                       Capital Growth Fund    $15,946

Natixis Advisors shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through a reduction of its management fee or otherwise) on a Class by Class basis in later periods to the extent the expenses of a Class fall below a Class' expense limits, provided, however, that a Class is not obligated to pay such deferred fees/expenses more than one year after the end of the fiscal year in which the fee/expense was deferred. The amounts subject to possible reimbursement under the expense limitation agreements at June 30, 2007 were as follows:

                               Expenses Subject to Possible Reimbursement until
                                          December 31, 2007
          -                    ------------------------------------------------
          Fund                 Class A   Class B   Class C   Class Y    Total
          ----                 -------   -------   -------   -------    -----
          Large Cap Value Fund $5,520    $7,469    $1,507     $ --     $14,496
          Small Cap Value Fund     --        --        --      237         237
          Capital Growth Fund   7,891     1,802       157       --       9,850

                              Expenses Subject to Possible Reimbursement until
                                         December 31, 2008
          -                   ------------------------------------------------
          Fund                Class A   Class B   Class C   Class Y    Total
          ----                -------   -------   -------   -------    -----
          Capital Growth Fund $13,530   $2,215     $201       $--     $15,946

June 30, 2007 (Unaudited)

Loomis Sayles reimbursed the U.S. Diversified Portfolio $34,706 for losses incurred in connection with a trading error.

Certain officers and directors of Natixis Advisors and its affiliates are also officers or Trustees of the Funds. Natixis Advisors, CGM, Hansberger, Harris, Loomis Sayles, Vaughan Nelson and Westpeak are subsidiaries of Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France.

b. Administrative Expense. Natixis Advisors provides certain administrative services for the Funds and subcontracts with State Street Bank and Trust ("State Street Bank") to serve as subadministrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust III, Natixis Funds Trust IV (formerly IXIS Advisor Funds Trust IV), Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust) ("Natixis Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and Natixis Advisors (the "Administrative Services Agreement"), each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

Effective July 1, 2007, pursuant to an amendment to the Administrative Services Agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis Advisors, each Fund will pay Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion, and 0.0450% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

New funds are subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple subadvisers in their first calendar year of operations.

For the six months ended June 30, 2007, amounts paid to Natixis Advisors for administrative fees were as follows:

                                              Administrative
                   Fund                            Fees
                   ----                       --------------
                   Targeted Equity Fund          $192,222
                   International Fund              52,936
                   Focused Value Fund              53,793
                   Large Cap Value Fund            66,862
                   U.S. Diversified Portfolio     157,106
                   Value Fund                      33,605
                   Small Cap Value Fund            40,211
                   Capital Growth Fund             14,463

c. Service and Distribution Fees. The Trusts have entered into a distribution agreement with Natixis Distributors, L.P. ("Natixis Distributors") (formerly IXIS Asset Management Distributors L.P.), a wholly-owned subsidiary of Natixis US. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays Natixis Distributors a monthly service fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays Natixis Distributors a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class B and Class C shares.

June 30, 2007 (Unaudited)


For the six months ended June 30, 2007, the Funds paid the following service and distribution fees:

                                          Service Fee                     Distribution Fee
-                          ----------------------------------------- ---------------------------
Fund                          Class A       Class B       Class C       Class B       Class C
----                          -------       -------       -------       -------       -------
Targeted Equity Fund       $     840,414 $      46,700 $      10,630 $     140,101 $      31,889
International Fund               146,352        40,883        30,503       122,648        91,511
Focused Value Fund                73,613        91,489        99,609       274,468       298,826
Large Cap Value Fund             245,555        48,043        22,444       144,131        67,334
U.S. Diversified Portfolio       505,427       180,860        58,425       542,582       175,276
Value Fund                       137,995        22,255         3,871        66,765        11,616
Small Cap Value Fund             112,848        38,598        24,840       115,796        74,521
Capital Growth Fund               59,040        10,020           895        30,062         2,686

d. Commissions. The Funds have been informed that commissions (including CDSCs) on Fund shares paid to Natixis Distributors by investors in shares of the Funds during the six months ended June 30, 2007 were as follows:

                     Fund                       Commission
                     ----                       ----------
                     Targeted Equity Fund        $ 42,201
                     International Fund            24,207
                     Focused Value Fund           113,867
                     Large Cap Value Fund          35,787
                     U.S. Diversified Portfolio   101,853
                     Value Fund                    19,425
                     Small Cap Value Fund          23,672
                     Capital Growth Fund           15,122

For the six months ended June 30, 2007 brokerage commissions for the portfolio transactions paid to affiliated broker/dealers by the U.S. Diversified Portfolio were $18,646.

e. Trustees Fees and Expenses. The Funds do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors and Natixis US, or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the Natixis Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Redemption Fees. Shareholders of Class A shares and Class Y shares of Targeted Equity Fund, International Fund, Focused Value Fund and Small Cap Value Fund are charged a 2% redemption fee if they redeem, including redeeming by exchange, such shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented in the Statements of Changes in Net Assets.

5. Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. For the six months ended June 30, 2007, the Funds had no borrowings under this agreement.

June 30, 2007 (Unaudited)


6. Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2007, amounts rebated under these agreements were as follows:

                      Fund                       Rebates
                      ----                       -------
                      Targeted Equity Fund       $180,701
                      International Fund            3,836
                      Focused Value Fund               --
                      Large Cap Value Fund             --
                      U.S. Diversified Portfolio   17,837
                      Value Fund                    8,132
                      Small Cap Value Fund          9,111
                      Capital Growth Fund          18,706

7. Concentration of Risk. Focused Value Fund is a non-diversified fund. Compared with diversified mutual funds, the Focused Value Fund may invest a greater percentage of its assets in a particular company. Therefore, the Focused Value Fund's returns could be significantly affected by the performance of any one of the small number of stocks in its portfolio.

June 30, 2007 (Unaudited)

8. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

                                                                           Six Months Ended
                                                                            June 30, 2007
                                                                 -----------------------------------
Targeted Equity Fund                                                  Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A
   Issued from the sale of shares                                       1,364,002    $      14,946,728
   Issued in connection with the reinvestment of distributions          1,964,304           22,235,901
                                                                 ----------------    -----------------
                                                                        3,328,306           37,182,629
   Redeemed                                                            (5,828,616)         (64,242,746)
                                                                 ----------------    -----------------
   Net change                                                          (2,500,310)   $     (27,060,117)
                                                                 ----------------    -----------------
Class B
   Issued from the sale of shares                                         138,622    $       1,401,392
   Issued in connection with the reinvestment of distributions            111,816            1,156,146
                                                                 ----------------    -----------------
                                                                          250,438            2,557,538
   Redeemed                                                            (1,404,978)         (14,091,328)
                                                                 ----------------    -----------------
   Net change                                                          (1,154,540)   $     (11,533,790)
                                                                 ----------------    -----------------
Class C
   Issued from the sale of shares                                          85,155    $         863,938
   Issued in connection with the reinvestment of distributions             18,898              195,402
                                                                 ----------------    -----------------
                                                                          104,053            1,059,340
   Redeemed                                                              (139,839)          (1,412,681)
                                                                 ----------------    -----------------
   Net change                                                             (35,786)   $        (353,341)
                                                                 ----------------    -----------------
Class Y
   Issued from the sale of shares                                          21,537    $         238,146
   Issued in connection with the reinvestment of distributions             34,208              396,131
                                                                 ----------------    -----------------
                                                                           55,745              634,277
   Redeemed                                                               (79,819)            (901,894)
                                                                 ----------------    -----------------
   Net change                                                             (24,074)   $        (267,617)
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                 (3,714,710)   $     (39,214,865)
                                                                 ================    =================

                                                                           Six Months Ended
                                                                            June 30, 2007
                                                                 -----------------------------------
International Fund                                                    Shares               Amount
--------------------------------------------------------------   ----------------    -----------------
Class A
   Issued from the sale of shares                                         411,642    $       9,243,404
   Issued in connection with the reinvestment of distributions            102,534            2,377,999
                                                                 ----------------    -----------------
                                                                          514,176           11,621,403
   Redeemed                                                              (513,382)         (11,585,647)
                                                                 ----------------    -----------------
   Net change                                                                 794    $          35,756
                                                                 ----------------    -----------------
Class B
   Issued from the sale of shares                                         107,524    $       2,200,163
   Issued in connection with the reinvestment of distributions             34,441              720,715
                                                                 ----------------    -----------------
                                                                          141,965            2,920,878
   Redeemed                                                              (279,038)          (5,688,871)
                                                                 ----------------    -----------------
   Net change                                                            (137,073)   $      (2,767,993)
                                                                 ----------------    -----------------
Class C
   Issued from the sale of shares                                          83,413    $       1,725,377
   Issued in connection with the reinvestment of distributions             21,101              441,227
                                                                 ----------------    -----------------
                                                                          104,514            2,166,604
   Redeemed                                                               (89,578)          (1,850,497)
                                                                 ----------------    -----------------
   Net change                                                              14,936    $         316,107
                                                                 ----------------    -----------------
   Increase (decrease) from capital share transactions                   (121,343)   $      (2,416,130)
                                                                 ================    =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Targeted Equity Fund                                                  Shares             Amount
--------------------------------------------------------------   ----------------  -----------------    -
Class A
   Issued from the sale of shares                                       3,021,026  $      32,094,011
   Issued in connection with the reinvestment of distributions          2,175,752         22,722,255
                                                                 ----------------  -----------------
                                                                        5,196,778         54,816,266
   Redeemed                                                            (9,606,296)      (102,106,132)
                                                                 ----------------  -----------------
   Net change                                                          (4,409,518) $     (47,289,866)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         527,280  $       5,168,973
   Issued in connection with the reinvestment of distributions            158,904          1,525,452
                                                                 ----------------  -----------------
                                                                          686,184          6,694,425
   Redeemed                                                            (1,901,868)       (18,667,272)
                                                                 ----------------  -----------------
   Net change                                                          (1,215,684) $     (11,972,847)
                                                                 ----------------  -----------------    -
Class C
   Issued from the sale of shares                                         491,071  $       4,828,598
   Issued in connection with the reinvestment of distributions             19,469            187,296
                                                                 ----------------  -----------------
                                                                          510,540          5,015,894
   Redeemed                                                              (168,586)        (1,657,411)
                                                                 ----------------  -----------------
   Net change                                                             341,954  $       3,358,483
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                         134,863  $       1,446,830
   Issued in connection with the reinvestment of distributions             40,781            435,176
                                                                 ----------------  -----------------
                                                                          175,644          1,882,006
   Redeemed                                                              (175,923)        (1,904,637)
                                                                 ----------------  -----------------
   Net change                                                                (279) $         (22,631)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (5,283,527) $     (55,926,861)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
International Fund                                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------    -
Class A
   Issued from the sale of shares                                         882,514  $      19,025,323
   Issued in connection with the reinvestment of distributions            620,244         13,054,791
                                                                 ----------------  -----------------
                                                                        1,502,758         32,080,114
   Redeemed                                                              (765,037)       (16,553,658)
                                                                 ----------------  -----------------
   Net change                                                             737,721  $      15,526,456
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         281,932  $       5,558,168
   Issued in connection with the reinvestment of distributions            217,726          4,157,074
                                                                 ----------------  -----------------
                                                                          499,658          9,715,242
   Redeemed                                                              (634,271)       (12,632,454)
                                                                 ----------------  -----------------
   Net change                                                            (134,613) $      (2,917,212)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         191,194  $       3,765,350
   Issued in connection with the reinvestment of distributions            123,876          2,364,479
                                                                 ----------------  -----------------
                                                                          315,070          6,129,829
   Redeemed                                                              (167,643)        (3,338,110)
                                                                 ----------------  -----------------
   Net change                                                             147,427  $       2,791,719
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                    750,535  $      15,400,963
                                                                 ================  =================

June 30, 2007 (Unaudited)

8. Capital Shares (continued)

                                                                           Six Months Ended
                                                                            June 30, 2007
                                                                 -----------------------------------
Focused Value Fund                                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         245,717  $       2,907,143
   Issued in connection with the reinvestment of distributions             34,367            420,720
                                                                 ----------------  -----------------
                                                                          280,084          3,327,863
   Redeemed                                                            (1,079,262)       (12,761,399)
                                                                 ----------------  -----------------
   Net change                                                            (799,178) $      (9,433,536)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                          83,783  $         934,520
   Issued in connection with the reinvestment of distributions             48,643            560,369
                                                                 ----------------  -----------------
                                                                          132,426          1,494,889
   Redeemed                                                            (1,315,658)       (14,640,330)
                                                                 ----------------  -----------------
   Net change                                                          (1,183,232) $     (13,145,441)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         192,282  $       2,148,784
   Issued in connection with the reinvestment of distributions             41,785            481,371
                                                                 ----------------  -----------------
                                                                          234,067          2,630,155
   Redeemed                                                            (1,526,999)       (16,938,759)
                                                                 ----------------  -----------------
   Net change                                                          (1,292,932) $     (14,308,604)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (3,275,342) $     (36,887,581)
                                                                 ================  =================

                                                                           Six Months Ended
                                                                            June 30, 2007
                                                                 -----------------------------------
Large Cap Value Fund                                                  Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         630,409  $       9,977,949
   Issued in connection with the reinvestment of distributions             27,196            447,102
                                                                 ----------------  -----------------
                                                                          657,605         10,425,051
   Redeemed                                                            (1,200,343)       (19,206,867)
                                                                 ----------------  -----------------
   Net change                                                            (542,738) $      (8,781,816)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                          92,576  $       1,358,529
   Issued in connection with the reinvestment of distributions              6,268             95,403
                                                                 ----------------  -----------------
                                                                           98,844          1,453,932
   Redeemed                                                              (778,635)       (11,461,779)
                                                                 ----------------  -----------------
   Net change                                                            (679,791) $     (10,007,847)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          51,542  $         753,597
   Issued in connection with the reinvestment of distributions              1,501             22,821
                                                                 ----------------  -----------------
                                                                           53,043            776,418
   Redeemed                                                              (126,465)        (1,869,448)
                                                                 ----------------  -----------------
   Net change                                                             (73,422) $      (1,093,030)
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                          31,705  $         518,504
   Issued in connection with the reinvestment of distributions              2,180             37,115
                                                                 ----------------  -----------------
                                                                           33,885            555,619
   Redeemed                                                               (71,736)        (1,193,357)
                                                                 ----------------  -----------------
   Net change                                                             (37,851) $        (637,738)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (1,333,802) $     (20,520,431)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Focused Value Fund                                                    Shares             Amount
--------------------------------------------------------------   ----------------  -----------------  -
Class A
   Issued from the sale of shares                                         762,517  $       9,168,276
   Issued in connection with the reinvestment of distributions            594,724          6,857,113
                                                                 ----------------  -----------------
                                                                        1,357,241         16,025,389
   Redeemed                                                            (2,756,214)       (33,719,620)
                                                                 ----------------  -----------------
   Net change                                                          (1,398,973) $     (17,694,231)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         460,413  $       5,172,828
   Issued in connection with the reinvestment of distributions            850,572          9,284,689
                                                                 ----------------  -----------------
                                                                        1,310,985         14,457,517
   Redeemed                                                            (2,469,943)       (28,816,298)
                                                                 ----------------  -----------------
   Net change                                                          (1,158,958) $     (14,358,781)
                                                                 ----------------  -----------------  -
Class C
   Issued from the sale of shares                                         840,633  $       9,434,145
   Issued in connection with the reinvestment of distributions            760,727          8,305,493
                                                                 ----------------  -----------------
                                                                        1,601,360         17,739,638
   Redeemed                                                            (4,218,781)       (49,192,443)
                                                                 ----------------  -----------------
   Net change                                                          (2,617,421) $     (31,452,805)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (5,175,352) $     (63,505,817)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Large Cap Value Fund                                                  Shares             Amount
--------------------------------------------------------------   ----------------  -----------------  -
Class A
   Issued from the sale of shares                                       1,331,189  $      18,612,209
   Issued in connection with the reinvestment of distributions             27,510            358,457
                                                                 ----------------  -----------------
                                                                        1,358,699         18,970,666
   Redeemed                                                            (2,887,544)       (40,026,448)
                                                                 ----------------  -----------------
   Net change                                                          (1,528,845) $     (21,055,782)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         176,257  $       2,291,417
   Issued in connection with the reinvestment of distributions              9,192            111,770
                                                                 ----------------  -----------------
                                                                          185,449          2,403,187
   Redeemed                                                            (1,936,076)       (25,010,219)
                                                                 ----------------  -----------------
   Net change                                                          (1,750,627) $     (22,607,032)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         113,625  $       1,446,870
   Issued in connection with the reinvestment of distributions              1,654             20,078
                                                                 ----------------  -----------------
                                                                          115,279          1,466,948
   Redeemed                                                              (486,431)        (6,230,411)
                                                                 ----------------  -----------------
   Net change                                                            (371,152) $      (4,763,463)
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                          76,363  $       1,102,604
   Issued in connection with the reinvestment of distributions              2,238             30,077
                                                                 ----------------  -----------------
                                                                           78,601          1,132,681
   Redeemed                                                              (237,315)        (3,357,897)
                                                                 ----------------  -----------------
   Net change                                                            (158,714) $      (2,225,216)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (3,809,338) $     (50,651,493)
                                                                 ================  =================

June 30, 2007 (Unaudited)

8. Capital Shares (continued)

                                                                           Six Months Ended
                                                                            June 30, 2007
                                                                 -----------------------------------
U.S. Diversified Portfolio                                            Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         746,824  $      18,130,970
   Redeemed                                                            (1,552,997)       (37,844,756)
                                                                 ----------------  -----------------
   Net change                                                            (806,173) $     (19,713,786)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         242,123  $       5,196,940
   Redeemed                                                            (1,229,213)       (26,379,706)
                                                                 ----------------  -----------------
   Net change                                                            (987,090) $     (21,182,766)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          40,296  $         868,924
   Redeemed                                                              (178,262)        (3,801,187)
                                                                 ----------------  -----------------
   Net change                                                            (137,966) $      (2,932,263)
                                                                 ----------------  -----------------
Class Y
   Issued from the sale of shares                                          79,932  $       2,060,966
   Redeemed                                                              (155,597)        (4,022,728)
                                                                 ----------------  -----------------
   Net change                                                             (75,665) $      (1,961,762)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (2,006,894) $     (45,790,577)
                                                                 ================  =================

                                                                           Six Months Ended
                                                                            June 30, 2007
                                                                 -----------------------------------
Value Fund                                                            Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         507,362  $       4,560,844
   Issued in connection with the reinvestment of distributions            267,217          2,469,067
                                                                 ----------------  -----------------
                                                                          774,579          7,029,911
   Redeemed                                                            (1,264,785)       (11,513,411)
                                                                 ----------------  -----------------
   Net change                                                            (490,206) $      (4,483,500)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                          95,407  $         752,329
   Issued in connection with the reinvestment of distributions             52,920            429,107
                                                                 ----------------  -----------------
                                                                          148,327          1,181,436
   Redeemed                                                              (451,493)        (3,595,398)
                                                                 ----------------  -----------------
   Net change                                                            (303,166) $      (2,413,962)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          52,223  $         405,014
   Issued in connection with the reinvestment of distributions              7,726             62,645
                                                                 ----------------  -----------------
                                                                           59,949            467,659
   Redeemed                                                               (54,403)          (428,909)
                                                                 ----------------  -----------------
   Net change                                                               5,546  $          38,750
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                   (787,826) $      (6,858,712)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
U.S. Diversified Portfolio                                            Shares             Amount
--------------------------------------------------------------   ----------------  -----------------  -
Class A
   Issued from the sale of shares                                       1,699,970  $      36,351,386
   Redeemed                                                            (3,689,517)       (78,838,491)
                                                                 ----------------  -----------------
   Net change                                                          (1,989,547) $     (42,487,105)
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         536,719  $      10,239,866
   Redeemed                                                            (2,967,752)       (56,524,819)
                                                                 ----------------  -----------------
   Net change                                                          (2,431,033) $     (46,284,953)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          77,624  $       1,484,914
   Redeemed                                                              (490,888)        (9,387,689)
                                                                 ----------------  -----------------
   Net change                                                            (413,264) $      (7,902,775)
                                                                 ----------------  -----------------  -
Class Y
   Issued from the sale of shares                                         123,141  $       2,825,376
   Redeemed                                                              (212,914)        (4,817,903)
                                                                 ----------------  -----------------
   Net change                                                             (89,773) $      (1,992,527)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (4,923,617) $     (98,667,360)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Value Fund                                                            Shares             Amount
--------------------------------------------------------------   ----------------  -----------------  -
Class A
   Issued from the sale of shares                                       1,203,187  $      10,847,757
   Issued in connection with the reinvestment of distributions          1,483,355         12,855,774
                                                                 ----------------  -----------------
                                                                        2,686,542         23,703,531
   Redeemed                                                            (1,895,422)       (16,798,467)
                                                                 ----------------  -----------------
   Net change                                                             791,120  $       6,905,064
                                                                 ----------------  -----------------
Class B
   Issued from the sale of shares                                         265,829  $       2,112,444
   Issued in connection with the reinvestment of distributions            312,207          2,393,002
                                                                 ----------------  -----------------
                                                                          578,036          4,505,446
   Redeemed                                                            (1,144,083)        (9,035,508)
                                                                 ----------------  -----------------
   Net change                                                            (566,047) $      (4,530,062)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                          44,612  $         357,458
   Issued in connection with the reinvestment of distributions             40,018            306,916
                                                                 ----------------  -----------------
                                                                           84,630            664,374
   Redeemed                                                               (87,753)          (687,888)
                                                                 ----------------  -----------------
   Net change                                                              (3,123) $         (23,514)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                    221,950  $       2,351,488
                                                                 ================  =================

June 30, 2007 (Unaudited)

8. Capital Shares (continued)

                                                                   Six Months Ended
                                                                    June 30, 2007
                                                         -----------------------------------
Small Cap Value Fund                                          Shares               Amount
------------------------------------------------------   ----------------    -----------------
Class A
   Issued from the sale of shares                                 636,671    $      13,717,533
   Redeemed                                                      (419,982)          (9,070,855)
                                                         ----------------    -----------------
   Net change                                                     216,689    $       4,646,678
                                                         ----------------    -----------------
Class B
   Issued from the sale of shares                                  66,065    $       1,307,502
   Redeemed                                                      (294,638)          (5,792,514)
                                                         ----------------    -----------------
   Net change                                                    (228,573)   $      (4,485,012)
                                                         ----------------    -----------------
Class C
   Issued from the sale of shares                                 171,960    $       3,390,202
   Redeemed                                                       (79,506)          (1,569,947)
                                                         ----------------    -----------------
   Net change                                                      92,454    $       1,820,255
                                                         ----------------    -----------------
Class Y*
   Issued from the sale of shares                                      18    $             382
   Redeemed                                                           (54)              (1,227)
                                                         ----------------    -----------------
   Net change                                                         (36)   $            (845)
                                                         ----------------    -----------------
   Increase (decrease) from capital share transactions             80,534    $       1,981,076
                                                         ================    =================

                                                                   Six Months Ended
                                                                    June 30, 2007
                                                         -----------------------------------
Capital Growth Fund                                           Shares               Amount
------------------------------------------------------   ----------------    -----------------
Class A
   Issued from the sale of shares                                 138,859    $       1,873,455
   Redeemed                                                      (318,165)          (4,300,318)
                                                         ----------------    -----------------
   Net change                                                    (179,306)   $      (2,426,863)
Class B
   Issued from the sale of shares                                  37,633    $         434,847
   Redeemed                                                      (163,294)          (1,882,900)
                                                         ----------------    -----------------
   Net change                                                    (125,661)   $      (1,448,053)
Class C
   Issued from the sale of shares                                  10,410    $         121,328
   Redeemed                                                       (18,674)            (215,847)
                                                         ----------------    -----------------
   Net change                                                      (8,264)   $         (94,519)
                                                         ----------------    -----------------
   Increase (decrease) from capital share transactions           (313,231)   $      (3,969,435)
                                                         ================    =================

                                                                      Year Ended
                                                                  December 31, 2006
                                                         -----------------------------------
Small Cap Value Fund                                          Shares               Amount
------------------------------------------------------   ----------------    -----------------    -
Class A
   Issued from the sale of shares                               1,565,095    $      30,243,879
   Redeemed                                                      (817,467)         (15,859,750)
                                                         ----------------    -----------------
   Net change                                                     747,628    $      14,384,129
                                                         ----------------    -----------------
Class B
   Issued from the sale of shares                                 154,897    $       2,772,776
   Redeemed                                                      (822,694)         (14,729,819)
                                                         ----------------    -----------------
   Net change                                                    (667,797)   $     (11,957,043)
                                                         ----------------    -----------------
Class C
   Issued from the sale of shares                                 364,171    $       6,498,460
   Redeemed                                                      (251,618)          (4,488,816)
                                                         ----------------    -----------------
   Net change                                                     112,553    $       2,009,644
                                                         ----------------    -----------------
Class Y*
   Issued from the sale of shares                                  20,430    $         424,039
   Redeemed                                                            --                   --
                                                         ----------------    -----------------
   Net change                                                      20,430    $         424,039
                                                         ----------------    -----------------
   Increase (decrease) from capital share transactions            212,814    $       4,860,769
                                                         ================    =================

                                                                      Year Ended
                                                                  December 31, 2006
                                                         -----------------------------------
Capital Growth Fund                                           Shares               Amount
------------------------------------------------------   ----------------    -----------------    -
Class A
   Issued from the sale of shares                                 209,910    $       2,590,783
   Redeemed                                                      (798,809)          (9,769,562)
                                                         ----------------    -----------------    -
   Net change                                                    (588,899)   $      (7,178,779)
Class B
   Issued from the sale of shares                                  81,915    $         870,627
   Redeemed                                                      (282,316)          (2,968,891)
                                                         ----------------    -----------------    -
   Net change                                                    (200,401)   $      (2,098,264)
Class C
   Issued from the sale of shares                                  12,274    $         135,304
   Redeemed                                                       (36,537)            (386,794)
                                                         ----------------    -----------------    -
   Net change                                                     (24,263)   $        (251,490)
                                                         ----------------    -----------------
   Increase (decrease) from capital share transactions           (813,563)   $      (9,528,533)
                                                         ================    =================

*  From commencement of class operations August 31, 2006 through December 31,
   2006.

9. Plan of Reorganization. On March 9, 2007, the Trustees of Natixis Funds Trust I approved an Agreement and Plan of Reorganization pursuant to which the net assets of the Natixis Value Fund will be acquired by the Loomis Sayles Value Fund. This transaction is subject to approval by the shareholders of the Natixis Value Fund.

10. Subsequent Events. Effective August 1, 2007, the name of the adviser to the Funds (except Targeted Equity Fund) changed from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors L.P. and the name of the Fund's distributor changed from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P.

Effective August 1, 2007, Capital Growth Fund's name will change from Westpeak Capital Growth Fund to Westpeak 130/30 Growth Fund and its new principal investment strategy will be to establish long and short positions in equity securities issued by U.S. large-and-mid-capitalization companies in any industry.

Effective August 6, 2007, IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and IXIS Advisor Funds Trust III were renamed Natixis Funds Trust I, Natixis Funds Trust II and Natixis Funds Trust III, respectively, and the names of IXIS U.S. Diversified Portfolio and IXIS Value Fund changed to Natixis U.S. Diversified Portfolio and Natixis Value Fund, respectively.

11. Shareholder Meeting

At a special shareholders' meeting held on January 19, 2007, shareholders of Natixis Funds Trust I, of which International Fund is a series, voted for the following proposal:

  1. To approve a new sub-advisory agreement between IXIS Advisor Funds Trust I, on behalf of the Hansberger International Fund, and Hansberger Global Investors, Inc.

        Votes For               Votes Against            Abstained Votes
 ------------------------  ------------------------  ------------------------
        3,351,749                  110,710                   340,701

[LOGO OF NATIXIS FUNDS]        SEMIANNUAL REPORT

                                                                  June 30, 2007

Natixis Income Diversified Portfolio
[Formerly IXIS Income Diversified Portfolio]
       Active Dividend Equity Discipline
       AEW Diversified REIT Discipline
       Loomis Sayles Inflation Protected Securities Discipline
       Loomis Sayles Multi-Sector Bond Discipline

Natixis Moderate Diversified Portfolio
[Formerly IXIS Moderate Diversified Portfolio]
       Dreman Mid Cap Value Discipline
       Hansberger International Value Discipline
       Harris Associates Large Cap Value Discipline
       Loomis Sayles Core Fixed Income Discipline
       Loomis Sayles Large Cap Growth Discipline


                                          TABLE OF CONTENTS

                                          Management Discussion and
                                          Performance................... Page 1

                                          Portfolio of Investments...... Page 12

                                          Financial Statements.......... Page 26

                     NATIXIS INCOME DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks current income with a secondary objective of capital appreciation

--------------------------------------------------------------------------------
Strategy:
Focuses on fixed-income and equity securities through a diversified portfolio of complementary income-producing investment disciplines from specialized money managers

--------------------------------------------------------------------------------
Inception Date:
November 17, 2005

--------------------------------------------------------------------------------
Subadvisors:
AEW Management and Advisors, L.P.
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A IIDPX
                                 Class C CIDPX

--------------------------------------------------------------------------------
What You Should Know:
Value stocks can fall out of favor and underperform growth stocks during certain market conditions. The fixed-income discipline may invest in U.S. government and high-yield securities. The U.S. government guarantees the timely payment of principal and interest on some of these securities; however, the value of fund shares is not guaranteed and will fluctuate. Lower-rated securities are considered riskier than investment-grade securities because there is a greater risk of default. Mutual funds that invest in bonds can lose their value as interest rates rise and an investor can lose principal. A portion of the fund invests in real estate investment trusts (REITs). While the fund offers the diversification benefits of real estate investments, it is also subject to the risks unique to that market, including fluctuating property values and interest rates, along with changing tax laws.

Management Discussion
--------------------------------------------------------------------------------


During the first half of 2007, income-oriented investors and investors in interest-sensitive stocks in the United States became increasingly concerned about spillover from the subprime lending market and the actions of the Federal Reserve Board. These developments influenced each of the four specialized investment teams that manage Natixis Income Diversified Portfolio (formerly IXIS Income Diversified Portfolio) during the six months ended June 30, 2007.

The fund's four segments are: Active Dividend Equity Discipline, an indexed portfolio of dividend-paying common stocks based on the Dow Jones Select Dividend Index, tracked by Active Investment Advisors (AIA), a division of Natixis Advisors; AEW Diversified REIT Discipline, composed of Real Estate Investment Trusts (REITs), managed by AEW Management and Advisors, a specialist in this income-producing equity field; Loomis Sayles Inflation Protected Securities Discipline, a portfolio of Treasury Inflation-Protected Securities
(TIPS), managed by Loomis Sayles; and Loomis Sayles Multi-Sector Bond Discipline, a diversified portfolio of domestic and foreign bonds, also managed by Loomis Sayles.

For the six months ended June 30, 2007, the combined return on the fund's four segments was -0.76% based on the net asset value of Class A shares, including $0.22 in dividends and less than $0.01 in capital gains reinvested during the period. For the same period, the fund's primary benchmark, the Lehman Aggregate Bond Index, returned 0.98% and the return on its secondary benchmark was -0.03%. The fund's secondary benchmark is an unmanaged, blended index composed of the following weights: 40% Lehman Aggregate Bond Index; 25% Morgan Stanley Capital International U.S. REIT Index; 20% Dow Jones Select Dividend Index; and 15% Lehman U.S. TIPS Index. The fund's Morningstar peer group, the Conservative Allocation category, had an average return of 3.19% for the period.

AIA'S ACTIVE DIVIDEND EQUITY SEGMENT CHANGES WITH ITS BENCHMARK
The first half of 2007 was moderately positive for dividend-oriented common stocks and this segment's benchmark, the Dow Jones Select Dividend Index. The benchmark is composed of equity securities issued by companies that have provided a relatively high dividend yield consistently over time. It includes 100 of the highest-yielding stocks (other than REITs) in the Dow Jones Total Market Index--a broad-based index that represents the total market for U.S. equity securities. This segment holds substantially all of the securities within the index in the same proportions, so its performance is similar. Differences that occur reflect trading costs and "cash drag" (the difference in performance due to not being fully invested at all times), which are most likely to occur when there are significant cash flows into or out of the portfolio. For the six months ended June 30, 2007, assets in this portfolio nearly doubled in size.

Since this segment replicates the benchmark, it adds or deletes issues only when they are changed by the Dow Jones Company, usually at the same time. However, there may be delays when index changes reflect corporate actions, such as divestitures or changes in equity structure. Three such changes occurred during the six months ended June 30, 2007. They included Kraft Foods, which was spun off by Altria, but not added to the index; Kraft was sold from the portfolio early in April. Kinder Morgan went private and was removed from the index and the portfolio at the end of May. Also in May, Duquesne Light Holdings was acquired by another company and removed from the index and the segment. Wilmington Trust and Trustmark replaced Kinder Morgan and Duquesne, respectively, in the index and the portfolio.

AEW'S REIT SEGMENT WAS INFLUENCED BY SEVERAL MARKET FACTORS
Following years of positive returns, the major U.S. REIT indexes concluded a volatile first half of 2007 in negative territory. REITs got off to a strong start, peaking in early February, and then dropped off sharply. Top performers in the fund's REIT segment included apartment REIT Archstone-Smith Trust, Starwood Hotels & Resorts Worldwide and real estate finance company Spirit Finance Corp. Archstone-Smith and Spirit Finance benefited significantly when both companies announced they were being acquired at a significant premium

                     NATIXIS INCOME DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

to their respective share prices. Detractors included self-storage REIT Public Storage, regional mall REIT Simon Property Group and shopping center company Developers Diversified Realty. The segment's emphasis on the storage and office sectors, which underperformed the overall REIT market, detracted from performance. These negatives were partially offset by the segment's underweight to the healthcare sector, which also lagged the overall REIT market.

Currently AEW is anticipating continued volatility in the REIT market for the remainder of the year, with several potential factors playing a role in the sector's direction. These include rising interest rates, general concerns about the health of the consumer and the overall economy, and concerns about potential increases in commercial real estate lending spreads, which could have an impact on asset prices and the privatization activity that has been so important to this market in recent years.

LOOMIS SAYLES' TIPS SEGMENT SHORTENED DURATION AS INFLATION PROSPECTS DIMINISHED As market activity caused interest rates to rise during the first half of 2007, Loomis reduced this segment's overall duration--its price sensitivity to changes in interest rates--because rising interest rates generally cause bond prices to fall. The reduction in duration was a positive move, but the segment's overall duration was still longer than its Lehman benchmark, which was a net negative for the period. In addition, nominal Treasuries (not inflation adjusted) accounted for a small portion of assets, which was also a drag on performance. TIPS outperformed nominal Treasuries as rising oil prices threatened to re-ignite inflation.

Loomis' economics team believes U.S. growth is poised for stronger (but not robust) growth ahead, slowing only slightly from its pace in 2006. Available data suggest that manufacturing is recovering and that capital spending is likely to increase along with net trade, reflecting the strength of overseas economies and the weaker dollar. The labor market also looks healthy, but Loomis is monitoring consumer spending trends, gasoline prices and the faltering housing market. With these caveats, Loomis expects the Federal Reserve Board to hold monetary policy steady throughout the balance of 2007, as economic growth remains strong enough, and inflation low enough, that neither rate cuts nor rate hikes will be needed.

LOOMIS SAYLES' MULTI-SECTOR BOND SEGMENT ADDED HIGH-YIELD AND FOREIGN BONDS Yields on Treasury notes and bonds rose sharply during the six months ended June 30, 2007, as expectations that the Federal Reserve Board would cut rates to pick up economic activity gradually diminished. However, late in the period concern rose that rising defaults in subprime mortgages might damage economic growth and/or the financial markets. In this situation, investors who fared best were those who sought shelter from rising yields in shorter duration or non-dollar securities, or moving lower on the quality scale. Mortgage-backed securities (MBS) had one of their worst quarters in years, reflecting a variety of market factors. Investors' appetite for risk held up in April and May but fell off in June.

For the first half of 2007, Loomis lengthened the segment's duration, making it more sensitive to changes in interest rates. However, Loomis' sector allocation and security selection balanced out some of the negative effects of declining bond prices by increasing the segment's emphasis on higher-yielding U.S. corporate bonds and foreign bonds. Non-U.S. dollar holdings and dollar-denominated high-yield industrials were the largest positive sector contributors, although some investment-grade bonds suffered in a volatile rate environment. Convertible securities, which convey the right to be converted into common stock, were also positive.

Loomis believes U.S. growth is poised for strong (though not robust) growth. The interest-rate team continues to expect the Fed to hold monetary policy steady through year-end. With yields still low by historic standards, and spreads between higher- and lower-rated bonds tight, Loomis believes the markets should generate modest, but respectable returns for the balance of the year.

                     NATIXIS INCOME DIVERSIFIED PORTFOLIO

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, an index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A shares/5/


                                    [CHART]

           November 17, 2005 (Inception) through June 30, 2007

             Net Asset  Maximum Sales  Lehman Aggregate     Blended
Month End    Value/1/     Charge/2/        Bond Index        Index
----------   ---------  -------------      --------        ----------
11/17/2005   $10,000     $ 9,550           $10,000          $10,000
11/30/2005    10,072       9,619            10,000           10,000
12/31/2005    10,115       9,660            10,095           10,047
 1/31/2006    10,355       9,889            10,096           10,277
 2/28/2006    10,454       9,984            10,129           10,364
 3/31/2006    10,540      10,066            10,030           10,416
 4/30/2006    10,484      10,013            10,012           10,362
 5/31/2006    10,376       9,909            10,001           10,263
 6/30/2006    10,508      10,035            10,022           10,427
 7/31/2006    10,710      10,228            10,157           10,667
 8/31/2006    10,934      10,442            10,313           10,887
 9/30/2006    11,078      10,580            10,403           11,010
10/31/2006    11,357      10,846            10,472           11,284
11/30/2006    11,621      11,098            10,594           11,533
12/31/2006    11,553      11,033            10,532           11,465
1/31/2007     11,833      11,300            10,528           11,738
2/28/2007     11,878      11,343            10,691           11,773
3/31/2007     11,790      11,259            10,691           11,738
4/30/2007     11,904      11,369            10,749           11,844
5/31/2007     11,909      11,373            10,667           11,833
6/30/2007     11,467      10,951            10,636           11,461


Average Annual Total Returns -- June 30, 2007


                                                       SINCE
                                    6 MONTHS 1 YEAR  INCEPTION
CLASS A (Inception 11/17/05)
Net Asset Value/1/                   -0.76%   9.11%    8.83%
With Maximum Sales Charge/2/         -5.26    4.16     5.78

CLASS C (Inception 11/17/05)
Net Asset Value/1/                   -1.11    8.49     8.03
With CDSC/3/                         -2.08    7.49     8.03
----------------------------------------------------------------

                                                       SINCE
COMPARATIVE PERFORMANCE             6 MONTHS 1 YEAR INCEPTION/4/
Lehman Aggregate Bond Index           0.98%   6.12%    3.97%
Blended Index                        -0.03    9.92     9.00
Morningstar Conservative Allocation
  Fund Avg.                           3.19   10.04     7.60

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                    % of Net Assets as of
FUND COMPOSITION                     6/30/07    12/31/06
---------------------------------------------------------
Common Stocks                         44.0        45.2
---------------------------------------------------------
Investment Companies                    --         0.2
---------------------------------------------------------
Preferred Stocks                       0.3         0.1
---------------------------------------------------------
Bonds and Notes                       53.2        46.1
---------------------------------------------------------
Short-Term Investments and Other       2.5         8.4
---------------------------------------------------------

                                    % of Net Assets as of
LARGEST HOLDINGS                    6/30/2007  12/31/2006
---------------------------------------------------------
Equities
---------------------------------------------------------
Simon Property Group, Inc.             2.0         2.1
---------------------------------------------------------
Boston Properties, Inc.                1.3         1.5
---------------------------------------------------------
Equity Residential Properties Trust    1.2         1.2
---------------------------------------------------------
Vornado Realty Trust                   0.9         1.0
---------------------------------------------------------
Archstone-Smith Trust                  0.9         0.9
---------------------------------------------------------
Fixed-Income
---------------------------------------------------------
U.S. Treasury Bond,
 3.375%, 4/15/2032                     2.3         2.3
---------------------------------------------------------
U.S. Treasury Bond,
 5.375%, 2/15/2031                     2.0         3.8
---------------------------------------------------------
Canadian Government,
 5.250%, 6/01/2012                     1.4          --
---------------------------------------------------------
U.S. Treasury Bond,
 4.500%, 2/15/2036                     1.2         1.4
---------------------------------------------------------
U.S. Treasury Note,
 0.875%, 4/15/2010                     1.1         1.0
---------------------------------------------------------

                                    % of Net Assets as of
FIVE LARGEST INDUSTRIES             6/30/2007  12/31/2006
---------------------------------------------------------
Treasuries                            18.5        22.8
---------------------------------------------------------
Banks                                  7.8         7.2
---------------------------------------------------------
REITs--Apartments                      4.4         4.7
---------------------------------------------------------
REITs--Office                          3.8         4.6
---------------------------------------------------------
Electric                               3.8         3.8
---------------------------------------------------------

 Portfolio holdings and asset allocations will vary.


 FUND EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Class Gross Expense Ratio/6/ Net Expense Ratio/7/
-------------------------------------------------
  A           1.32                  1.27
-------------------------------------------------
  C           2.07                  2.02
-------------------------------------------------

NOTES TO CHARTS
See page 7 for a description of the indexes.
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.50%.
/3/Class C share performance assumes a 1.00% contingent deferred sales charge
   ("CDSC") applied when you sell shares within one year of purchase.
/4/The since-inception comparative performance figures shown for Class A and C shares were calculated from 12/1/05.
/5/Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/Before waivers and reimbursements.
/7/After waivers and reimbursements. Expense reductions are contractual and are set to expire on 4/30/08.

                    NATIXIS MODERATE DIVERSIFIED PORTFOLIO

PORTFOLIO PROFILE


Objective:
Seeks long-term capital appreciation, with income as a secondary objective

--------------------------------------------------------------------------------
Strategy:
Combines equity and fixed-income investments through a diversified portfolio of complementary investment disciplines from specialized money managers. Equity disciplines feature U.S. growth and value as well as international investments. The fixed-income discipline focuses on U.S. investment-grade, fixed-income securities

--------------------------------------------------------------------------------
Inception Date:
July 15, 2004

--------------------------------------------------------------------------------
Subadvisors:
Dreman Value Management, LLC
Hansberger Global Investors, Inc.
Harris Associates, L.P.
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A AMDPX
                                 Class C CMDPX

--------------------------------------------------------------------------------
What You Should Know:
Growth stocks focus on future expectations of a security. The fund may be exposed to greater volatility if the expectations are not met. Value stocks can fall out of favor and underperform growth stocks during certain market conditions. Foreign investments involve unique risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Lower-rated securities are considered riskier than investment-grade securities because there is a greater risk of default.

Management Discussion
--------------------------------------------------------------------------------

Market activity pushed interest rates up during the six months ended June 30, 2007, as economic growth appeared to be improving and investors became concerned about the potential for accelerating inflation. While fixed-income securities struggled, particularly in the second quarter, they ended the period with positive returns. In the global equity markets, investors shrugged off the rise in interest rates, bidding up stock prices. Overseas equity markets outperformed the domestic equity markets. For the first half of 2007, Class A shares of Natixis Moderate Diversified Portfolio (formerly IXIS Moderate Diversified Portfolio) returned 6.36% at net asset value, with $0.08 in dividends and $0.07 in capital gains reinvested during the period. For the same period, the fund's domestic equity benchmark, the S&P 500 Index returned 6.96%, while its fixed-income benchmark, the Lehman Aggregate Bond Index, returned 0.98%. The fund's results put it in the upper half of Morningstar's Moderate Allocation category, which had an average return of 5.51%.

Natixis Moderate Diversified Portfolio is composed of five disciplines, each of which invests in separate asset classes managed by one of four sub-advisors. This multi-advisor approach provides shareholders with exposure to U.S. and international common stocks as well as to fixed-income securities. Dreman Mid Cap Value Discipline focuses on stocks of undervalued mid-cap companies with favorable prospects for appreciation. Hansberger International Value Discipline invests substantially all its assets in small, mid- and large-cap companies in both developed and emerging markets overseas. (Effective August 3, 2007, Active Investment Advisors, a division of Natixis Advisors, replaced Hansberger Global Investors as manager of the international portion of this portfolio.) Harris Associates Large Cap Value Discipline favors undervalued large- and mid-cap companies that are trading at a substantial discount to their "true business value." Loomis Sayles manages two segments. The Loomis Sayles Core Fixed Income Discipline invests primarily in U.S. investment-grade, fixed-income securities, including government, corporate, mortgage- and asset-backed securities. Equity securities of large, growth-oriented companies are the focus of the Loomis Sayles Large Cap Growth Discipline.

DREMAN SEEKS FINANCIALLY STRONG COMPANIES THAT ARE TEMPORARILY OUT OF FAVOR During the first half of 2007, Dreman Value Management's segment benefited from its emphasis on consumer staples, energy and healthcare. Another positive was the segment's relatively small position in financial stocks, including real estate investment trusts (REITs) and thrift institutions, which underperformed. Dreman believes the economy is in the late stages of a strong economic cycle, which is unlikely to favor materials and telecommunications services. Consequently, the segment was underweight in these sectors, which hurt relative performance as these sectors continued to rally during the period. The segment's top-performing individual stocks included General Cable, which produces aluminum, copper and fiber optic cable. The company benefited from increased product demand as utility and telecommunications companies invested in infrastructure development. Tesoro Corporation, an oil and gas refining company, was also a top stock, as rising gasoline prices caused margins to widen. Electronics wholesaler Avnet continued to be a positive contributor because its semiconductor distribution business remained strong. Seagate Technology, Mylan Laboratories, and NovaStar Financial were among the worst performers. Seagate remains in the portfolio because Dreman believes the stock is undervalued in light of the long-term growth prospects for its disk drive business. The price of Mylan stock declined after the company purchased Merck's generic drug business for what was perceived as too high a price, but Dreman believes the purchase gives Mylan a global platform on which to grow. NovaStar Financial was active in the subprime mortgage lending business and was sold.

HANSBERGER SOUGHT ATTRACTIVE INVESTMENTS OVERSEAS
Hansberger Global Investors' segment benefited from a strong economy and robust merger and acquisition activity overseas. A relatively large commitment to emerging-market equities

                    NATIXIS MODERATE DIVERSIFIED PORTFOLIO

Management Discussion
--------------------------------------------------------------------------------

and allocations to Europe and Japan had a positive influence on performance. Canadian holdings also contributed. In terms of sectors, utilities strongly outperformed, including Datang International Power in China and Companhia Energetica de Minas Gerais (CEMIG) in Brazil, both of which delivered double-digit returns. Telecommunications service companies aided results, led by Vodafone Group in the United Kingdom. Holdings in information technology were also positive. The three stocks that had the greatest positive impact on return were in the materials sector, including BHP Billiton in Great Britain, Companhia Vale do Rio Doce (CVRD) in Brazil, and Evraz Group in Russia. These mining companies benefited from strong demand for commodities, especially from China and India, and from rising prices for base metals worldwide. The segment's weakest region was Japan. Daiei Inc., a general merchandise and supermarket retailer, declined on disappointing earnings. The stock remains in the portfolio because Hansberger believes consumer spending in Japan should pick up. Shares of Shionogi & Co., a Japanese pharmaceutical company, were also off for the period, as sales of the cholesterol-lowering drug Crestor slumped outside of Japan. Hansberger is encouraged by the long-term prospects for the firm's pipeline of new medications. However, they sold Nissan Motor Company, which declined on slower revenue growth and lower margins.

HARRIS ASSOCIATES SOUGHT DOMINANT BUSINESSES SELLING AT A DISCOUNT
Harris Associates emphasized consumer-oriented sectors, including technology and financials, but had less exposure to utilities and materials. Stock selection in technology and industrials contributed to performance. Although the segment's emphasis on housing may have been premature, Harris Associates believes the industry will stabilize and that the stocks selected should provide attractive returns over time. A lack of exposure to energy companies and an underweight in the materials sector had a negative impact on results. Top-performing individual securities included Union Pacific, Intel and McDonald's. Union Pacific's strength came from an operational turnaround, vigorous demand for coal hauling, and a strong freight business, all of which improved revenues. Intel reported better-than-expected second quarter earnings on strong microprocessor momentum, improved costs and better pricing. McDonald's completed the fourth year of a turnaround in the United States, with 48 consecutive months of positive same-store sales, and Harris Associates believes it should benefit from an expansion of company-owned restaurants in Europe. Harley-Davidson, Pulte Homes and Lennar Corporation were the weakest performers. Harley-Davidson declined on concerns that consumers might cut back on discretionary spending and because of a strike at one of the company's manufacturing plants. Both Pulte Homes and Lennar were hurt by continued weakness in the U.S. housing market. Harris Associates continues to view all three as attractive investments and they remain in the portfolio.

LOOMIS SAYLES CORE FIXED INCOME DISCIPLINE USED A FLEXIBLE DURATION STRATEGY Given Loomis Sayles' expectation that the Federal Reserve Board would maintain a neutral monetary policy, the segment's duration
(its sensitivity to interest-rate movements) was trimmed and lengthened opportunistically during the first half of 2007, as interest rates fluctuated in a narrow range. This flexible strategy was the main reason for this segment's relatively strong performance. Loomis Sayles' emphasis on corporate bonds was positive, as strong corporate earnings reports supported interest payments and helped the sector outperform. Investments in electric utilities were helpful in the face of stable credit trends in that sector. Corporate bonds with shorter durations performed well, but those with longer durations were less successful, including bonds issued by telecommunications companies in the United Kingdom and Spain. Concerns that the effects of subprime mortgage defaults would spill over to other financial companies also led to poor results in bonds issued by financial institutions across the board. U.S. Treasury securities performed well on a duration-adjusted basis, but this segment had a relatively small position in them, while its substantial exposure to mortgage-backed securities, which performed poorly, had a negative impact on return.

LOOMIS SAYLES LARGE CAP GROWTH DISCIPLINE EMPHASIZED LARGE COMPANIES WITH PRODUCT LEADERSHIP
Investments in the materials, financials and technology sectors had the greatest positive impact on performance. Mining company Freeport-McMoRan outperformed as supply and demand favored copper producers and on speculation that the company might become a buyout target. Precision Castparts benefited from a surge in its commercial aerospace business, and shares of Monsanto, an agricultural products company, rose on positive earnings reports. Relatively strong earnings also contributed to superior results for MasterCard and Goldman Sachs in the financial sector. Shares of commercial real estate company CB Richard Ellis rose on news of rising rents and declining vacancies. In technology, Apple gained strength on expectations for the rollout of the iPhone and its iTV services. Strong iPod and iMac sales also influenced Apple's share price. Google shares rose as internet companies reported better-than-expected earnings. Investments in utilities had the greatest negative impact on performance. Comcast Corporation was among the segment's worst performers; it declined when earnings fell short of expectations. Other detractors included Network Appliance, a computer storage company, which also failed to meet expectations. Shares of pharmaceutical company Johnson & Johnson slid when the Food & Drug Administration issued a warning for its anemia drug, Procrit. Shares of Symantec declined when it missed analysts' earnings estimates. All four were sold.

                    NATIXIS MODERATE DIVERSIFIED PORTFOLIO

Investment Results through June 30, 2007
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, an index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/5/


                               [CHART]

      July 15, 2004 (Inception) through June 30, 2007

                                                      Lehman
             Net Asset  Maximum Sales   S&P 500     Aggregate
Month End    Value/1/    Charge/2/       Index      Bond Index
---------    --------    ---------      --------   -------------
 7/14/2004   $10,000     $ 9,425        $10,000     $10,000
 7/31/2004     9,850       9,284         10,000      10,000
 8/31/2004     9,870       9,302         10,040      10,191
 9/30/2004     9,990       9,416         10,149      10,218
10/31/2004    10,150       9,566         10,304      10,304
11/30/2004    10,430       9,830         10,721      10,222
12/31/2004    10,721      10,105         11,086      10,316
 1/31/2005    10,511       9,907         10,816      10,381
 2/28/2005    10,531       9,925         11,043      10,319
 3/31/2005    10,392       9,794         10,848      10,266
 4/30/2005    10,241       9,652         10,642      10,405
 5/31/2005    10,502       9,899         10,981      10,518
 6/30/2005    10,585       9,977         10,996      10,575
 7/31/2005    10,797      10,176         11,405      10,479
 8/31/2005    10,757      10,139         11,301      10,613
 9/30/2005    10,820      10,197         11,393      10,504
10/31/2005    10,689      10,074         11,203      10,421
11/30/2005    11,022      10,388         11,626      10,467
12/31/2005    11,099      10,461         11,630      10,567
 1/31/2006    11,332      10,681         11,938      10,567
 2/28/2006    11,322      10,671         11,971      10,602
 3/31/2006    11,424      10,767         12,120      10,498
 4/30/2006    11,445      10,787         12,283      10,479
 5/31/2006    11,068      10,432         11,929      10,468
 6/30/2006    11,056      10,420         11,945      10,490
 7/31/2006    11,046      10,411         12,019      10,632
 8/31/2006    11,241      10,595         12,305      10,795
 9/30/2006    11,494      10,833         12,622      10,890
10/31/2006    11,753      11,077         13,033      10,962
11/30/2006    11,949      11,262         13,281      11,089
12/31/2006    12,029      11,338         13,467      11,024
 1/31/2007    12,252      11,547         13,671      11,020
 2/28/2007    12,151      11,453         13,404      11,190
 3/31/2007    12,222      11,519         13,554      11,190
 4/30/2007    12,579      11,855         14,154      11,251
 5/31/2007    12,891      12,149         14,648      11,165
 6/30/2007    12,794      12,058         14,405      11,132


Average Annual Total Returns -- June 30, 2007


                                                             SINCE
                                          6 MONTHS 1 YEAR  INCEPTION
CLASS A (Inception 7/15/04)
Net Asset Value/1/                          6.36%  15.73%     8.68%
With Maximum Sales Charge/2/                0.25    9.04      6.53

CLASS C (Inception 7/15/04)
Net Asset Value/1/                          5.98   14.79      7.86
With CDSC/3/                                4.98   13.79      7.86
----------------------------------------------------------------------

                                                             SINCE
COMPARATIVE PERFORMANCE                   6 MONTHS 1 YEAR INCEPTION/4/
S&P 500 Index                               6.96%  20.59%    13.33%
Lehman Aggregate Bond Index                 0.98    6.12      3.75
Morningstar Moderate Allocation Fund Avg.   5.51   14.94     10.70

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary, and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those noted. For performance current to the most recent month-end, visit www.funds.natixis.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                                 % of Net Assets as of
FUND COMPOSITION                  6/30/07    12/31/06
------------------------------------------------------
Common Stocks                      69.8        68.1
------------------------------------------------------
Bonds and Notes                    29.4        27.9
------------------------------------------------------
Short-Term Investments and Other    0.8         4.0
------------------------------------------------------

                                 % of Net Assets as of
LARGEST HOLDINGS                 6/30/2007  12/31/2006
------------------------------------------------------
Equities
------------------------------------------------------
Hewlett Packard                     1.6         0.9
------------------------------------------------------
Morgan Stanley                      1.5         1.4
------------------------------------------------------
Dell, Inc.                          1.4         1.0
------------------------------------------------------
Intel Corp.                         1.4         1.1
------------------------------------------------------
Texas Instruments, Inc.             1.1         0.5
------------------------------------------------------

Fixed-Income
------------------------------------------------------
FNMA, 5.000%, 8/01/2035             2.0         1.9
------------------------------------------------------
FHLMC, 5.500%, 9/01/2034            1.5          --
------------------------------------------------------
FNMA, 3.250%, 1/15/2008             1.4         1.2
------------------------------------------------------
FNMA, 6.000%, 12/01/2034            1.3          --
------------------------------------------------------
FHLMC, 4.500%, 6/01/2035            1.1         1.1
------------------------------------------------------

                                 % of Net Assets as of
FIVE LARGEST INDUSTRIES          6/30/2007  12/31/2006
------------------------------------------------------
Mortgage Related                   16.0        14.4
------------------------------------------------------
Diversified Financial Services     11.3        12.7
------------------------------------------------------
Computers                           5.1         4.4
------------------------------------------------------
Telecommunications                  4.6         2.4
------------------------------------------------------
Retail                              4.3         3.9
------------------------------------------------------

 Portfolio holdings and asset allocations will vary.

 FUND EXPENSE RATIOS AS STATED IN THE MOST RECENT PROSPECTUS

Share Class Gross Expense Ratio/6/ Net Expense Ratio/7/
-------------------------------------------------------
     A              1.26                  1.26
-------------------------------------------------------
     C              2.01                  2.01
-------------------------------------------------------

NOTES TO CHARTS
See page 7 for a description of the indexes.
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 5.75%.
/3/Class C share performance assumes a 1.00% contingent deferred sales charge
   ("CDSC") applied when you sell shares within one year of purchase.
/4/The since-inception comparative performance figures shown for Class A and C shares were calculated from 8/1/04.
/5/Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/Before waivers and reimbursements.
/7/After waivers and reimbursements. Expense reductions are contractual and are set to expire on 4/30/08.

                            ADDITIONAL INFORMATION


The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any Natixis Fund, contact your financial professional or call Natixis Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing. INDEX/AVERAGE DESCRIPTIONS:

Blended Index is an unmanaged blended index comprised of the following weights:
40% Lehman Aggregate Bond Index, 25% Morgan Stanley Capital International U.S. REIT Index, 20% Dow Jones Select Dividend Index, and 15% Lehman U.S. TIPS Index. The four indices comprising the Blended Index measure, respectively, the performance of investment grade fixed income securities, equity REIT securities, dividend-yielding equity securities, and Treasury inflation-protected securities. The weightings of the indices that comprise the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above.

Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.

Morningstar Conservative Allocation Fund Average is the average performance without sales charges of funds with similar current investment objectives, as calculated by Morningstar, Inc.

Morningstar Moderate Allocation Fund Average is the average performance without sales charges of funds with similar current investment objectives, as calculated by Morningstar, Inc.

S&P 500 Index is an unmanaged index of U.S. common stocks.
PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 1-800-225-5478; on the funds' website at www.funds.natixis.com; and on the Securities and Exchange Commission's (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the funds' website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                          UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, and certain exchange fees, and ongoing costs, including management fees, sales and distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exceptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2007 through June 30, 2007. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table for each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.


                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
NATIXIS INCOME DIVERSIFIED PORTFOLIO            1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $992.40                  $5.68
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.09                  $5.76
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00               $988.90                  $9.32
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.42                  $9.44
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.15% and 1.89% for Class A and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
NATIXIS MODERATE DIVERSIFIED PORTFOLIO          1/1/2007              6/30/2007           1/1/2007 - 6/30/2007
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,063.60                   $7.27
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,017.75                   $7.10
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,059.80                  $11.08
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.03                  $10.84
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.42% and 2.17% for Class A and C, respectively, multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


The Board of Trustees, including the Independent Trustees, considers matters bearing on each Portfolio's advisory and subadvisory agreements (collectively, the "Agreements") at most of its meetings throughout the year. Once a year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Portfolios' investment advisers believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Portfolios and the performance of peer groups of funds and the Portfolios' performance benchmarks, (ii) information on the Portfolios' advisory and subadvisory fees, if any, and other expenses, including information comparing the Portfolios' expenses to those of peer groups of funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data in respect of the Portfolios, (iv) information about the profitability of the Agreements to the Portfolios' adviser and subadvisers (collectively, the "Advisers"), and
(v) information obtained through the completion of a questionnaire by the Advisers (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) each Adviser's financial results and financial condition, (ii) each Portfolio's investment objective and strategies and the size, education and experience of the Advisers' respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Portfolios' shares, (iv) the procedures employed to determine the value of the Portfolios' assets, (v) the allocation of the Portfolios' brokerage, if any, including allocations to brokers affiliated with the Advisers and the use of "soft" commission dollars to pay Portfolio expenses and to pay for research and other similar services, (vii) the resources devoted to, and the record of compliance with, the Portfolios' investment policies and restrictions, policies on personal securities transactions and other compliance policies, and
(viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with the annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about each Portfolio's investment performance and the fees charged to the Portfolios for advisory and other services. This information generally includes, among other things, an internal performance rating for each Portfolio and Portfolio segment based on agreed-upon criteria, graphs showing performance and fee differentials against each Portfolio's peer group, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Portfolio against its peer group. The portfolio management team for each Portfolio makes periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and Portfolios identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Portfolio.

The Board of Trustees most recently approved the continuation of the Agreements at their meeting held in June, 2007. The Agreements were continued for a one-year period for each Portfolio. In considering whether to approve the continuation of the Agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the following:

The nature, extent and quality of the services provided to the Portfolios under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Portfolios and the resources dedicated to the Portfolios by the Advisers and their affiliates, including recent or planned investments by certain of the Advisers in additional personnel or other resources. They also took note of the competitive market for talented personnel, in particular, for personnel who have contributed to the generation of strong investment performance. They considered the need for the Advisers to offer competitive compensation in order to attract and retain capable personnel.

The Trustees considered the advisory services provided by the Advisers to the Portfolios, including the monitoring and oversight services provided by Natixis Advisors. They also considered the administrative services provided by Natixis Advisors and its affiliates to the Portfolios.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


For each Portfolio, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Portfolios and the Advisers. As noted above, the Trustees received information about the performance of the Portfolios over various time periods, including information which compared the performance of the Portfolios to the performance of peer groups of funds and the Portfolios' respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Portfolios using a variety of performance metrics, including metrics which also measured the performance of the Portfolios on a risk adjusted basis.

With respect to each Portfolio, the Board concluded that the Portfolio's performance or other relevant factors supported the renewal of the Agreements relating to that Portfolio. In the case of each Portfolio that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Portfolios' Agreements. These factors varied from Portfolio to Portfolio, but included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Portfolio's Advisers that were reasonable and consistent with the Portfolio's investment objective and policies; (2) that the Portfolio's advisory fee had recently been, or is proposed to be, reduced or the Portfolio's expenses capped, with the goal of helping the Portfolio's net return to shareholders become more competitive; and (3) that reductions in the Portfolio's expense levels resulting from decreased expenses and/or increased assets were not yet fully reflected in the Portfolio's performance results.

The Trustees also noted that the Natixis Income Diversified Portfolio was recently formed and therefore performance comparisons were unavailable or related to a time period that was too short for a comparison to be meaningful.

The Trustees also considered each Adviser's performance and reputation generally, the Portfolios' performance as a fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Portfolios and the Advisers supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Portfolios. The Trustees considered the fees charged to the Portfolios for advisory and subadvisory services as well as the total expense levels of the Portfolios. This information included comparisons (provided both by management and also by an independent third party) of the Portfolios' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets. In evaluating each Portfolio's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Portfolio. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps. They noted that both Portfolios currently have expense caps in place, and they considered the amounts waived or reimbursed by the Advisers under these caps. The Trustees noted that the Portfolios' multi-manager structure was more complex that the management structure of certain funds in their peer groups.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Portfolios. The Trustees reviewed information provided by management as to the profitability of the Advisers' and their affiliates' relationships with the Portfolios, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and Portfolio growth on Adviser profitability, including information regarding resources spent on distribution activities and the increase in net sales for the family of funds. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the relevant Portfolios, the expense levels of the Portfolios, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Portfolios.

      BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS


After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Portfolios were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Portfolios supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Portfolios through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that both the Portfolios had breakpoints in their advisory fees and were subject to expense caps. The Trustees also considered management's representation that for certain Portfolios the Portfolios' Advisers did not benefit from economies of scale in providing services to the Portfolios (because of the investment style of the Portfolio, the small size of the Portfolio or for other reasons) or were capacity constrained with respect to the relevant investment strategy. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Portfolios, as discussed above.

After reviewing these and related factors, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Portfolios supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

.. whether each Portfolio has operated in accordance with its investment objective and the Portfolio's record of compliance with its investment restrictions, and the compliance programs of the Portfolios and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Portfolios.

.. the nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

.. so-called "fallout benefits" to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Portfolios, and the benefits of research made available to the Advisers by reason of brokerage commissions generated by the Portfolios' securities transactions. The Trustees also considered the fact that Natixis Advisors' parent company benefits from the retention of affiliated Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing advisory and subadvisory agreements should be continued through June 30, 2008.

       NATIXIS INCOME DIVERSIFIED PORTFOLIO* -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

    Shares      Description                                   Value (+)
--------------------------------------------------------------------------
Common Stocks -- 44.0% of Net Assets
                Agriculture -- 0.4%
          9,246 Universal Corp.(b)                         $       563,265
                                                           ---------------
                Auto Parts & Equipment -- 0.1%
          7,834 Superior Industries International, Inc.(b)         170,468
                                                           ---------------
                Automotive -- 0.2%
          8,456 General Motors Corp.(b)                            319,637
                                                           ---------------
                Banks -- 6.5%
          8,066 Associated Banc Corp.(b)                           263,758
         10,514 Bank of America Corp.                              514,030
          7,878 Bank of Hawaii Corp.(b)                            406,820
          5,284 Bank of New York Co., Inc.(b)                      218,969
          9,484 BB&T Corp.(b)                                      385,809
         10,233 Citizens Republic Bancorp, Inc.(b)                 187,264
          6,625 Colonial BancGroup, Inc.(b)                        165,426
         10,057 Comerica, Inc.(b)                                  598,090
          6,611 Compass Bancshares, Inc.(b)                        456,027
         12,283 F N B Corp.(b)                                     205,617
          9,814 Fifth Third Bancorp(b)                             390,303
         10,998 First Horizon National Corp.(b)                    428,922
         11,454 FirstMerit Corp.(b)                                239,732
          8,539 Fulton Financial Corp.(b)                          123,132
          9,583 Huntington Bancshares, Inc.(b)                     217,917
          9,307 KeyCorp(b)                                         319,509
         10,579 National City Corp.(b)                             352,492
          8,407 Pacific Capital Bancorp                            228,958
          7,526 PNC Financial Services Group, Inc.(b)              538,711
          8,624 Popular, Inc.(b)                                   138,588
          7,998 Provident Bankshares Corp.(b)                      262,174
          9,399 Regions Financial Corp.(b)                         311,107
          7,173 Suntrust Banks, Inc.(b)                            615,013
          6,078 Synovus Financial Corp.(b)                         186,595
          8,150 TCF Financial Corp.(b)                             226,570
          8,370 Trustmark Corp.(b)                                 216,448
          8,751 U.S. Bancorp                                       288,346
          7,820 UnionBanCal Corp.                                  466,854
          8,291 Valley National Bancorp(b)                         186,465
          9,906 Wachovia Corp.(b)                                  507,683
          7,473 Wells Fargo & Co.(b)                               262,825
          8,113 Wilmington Trust Corp.                             336,771
                                                           ---------------
                                                                10,246,925
                                                           ---------------
                Beverages -- 0.2%
          6,315 Coca-Cola Co. (The)                                330,338
                                                           ---------------
                Building Materials -- 0.1%
          7,027 Masco Corp.(b)                                     200,059
                                                           ---------------
                Chemicals -- 1.6%
          9,340 Dow Chemical Co. (The)                             413,015
          7,480 Eastman Chemical Co.(b)                            481,189
          5,271 Lubrizol Corp.                                     340,243
          8,870 Lyondell Chemical Co.(b)                           329,254
          7,372 PPG Industries, Inc.(b)                            561,083
          8,165 RPM International, Inc.(b)                         188,693
          6,187 Sensient Technologies Corp.(b)                     157,088
                                                           ---------------
                                                                 2,470,565
                                                           ---------------

    Shares      Description                                   Value (+)
--------------------------------------------------------------------------
                Commercial Services -- 0.4%
          9,917 Deluxe Corp.(b)                            $       402,729
          6,868 R. R. Donnelley & Sons Co.(b)                      298,827
                                                           ---------------
                                                                   701,556
                                                           ---------------
                Consumer Products -- 0.5%
          7,515 Briggs & Stratton Corp.(b)                         237,173
          7,376 Kimberly-Clark Corp.                               493,381
                                                           ---------------
                                                                   730,554
                                                           ---------------
                Distribution & Wholesale -- 0.2%
          7,074 Genuine Parts Co.(b)                               350,870
                                                           ---------------
                Diversified Financial Services -- 0.6%
          9,335 Citigroup, Inc.                                    478,792
          7,080 JPMorgan Chase & Co.                               343,026
          5,559 Waddell & Reed Financial, Inc., Class A(b)         144,590
                                                           ---------------
                                                                   966,408
                                                           ---------------
                Electric -- 3.3%
          8,933 Black Hills Corp.(b)                               355,087
          8,638 Centerpoint Energy, Inc.(b)                        150,301
          8,361 DPL, Inc.(b)                                       236,951
         10,510 DTE Energy Co.(b)                                  506,792
         11,162 Energy East Corp.(b)                               291,216
          5,796 Entergy Corp.                                      622,200
          6,418 Exelon Corp.                                       465,947
          7,377 FirstEnergy Corp.(b)                               477,513
          6,897 FPL Group, Inc.                                    391,336
          6,310 Northeast Utilities(b)                             178,952
         10,482 Pinnacle West Capital Corp.(b)                     417,708
          6,567 PNM Resources, Inc.(b)                             182,497
          7,540 PPL Corp.(b)                                       352,797
         10,150 SCANA Corp.(b)                                     388,643
          5,363 Unisource Energy Corp.(b)                          176,389
                                                           ---------------
                                                                 5,194,329
                                                           ---------------
                Electrical Components & Equipment -- 0.4%
         12,164 Emerson Electric Co.                               569,275
                                                           ---------------
                Environmental Control -- 0.1%
          5,546 Waste Management, Inc.(b)                          216,571
                                                           ---------------
                Food -- 0.3%
          6,013 General Mills, Inc.                                351,280
          5,533 Sara Lee Corp.                                      96,274
                                                           ---------------
                                                                   447,554
                                                           ---------------
                Forest Products & Paper -- 0.2%
          7,249 Meadwestvaco Corp.(b)                              256,035
                                                           ---------------
                Gas -- 0.8%
          9,337 AGL Resources, Inc.(b)                             377,961
          9,401 Nicor, Inc.(b)                                     403,491
          8,873 NiSource, Inc.(b)                                  183,760
          7,339 Oneok, Inc.                                        369,959
                                                           ---------------
                                                                 1,335,171
                                                           ---------------
                Home Construction -- 0.0%
            375 KB Home(b)                                          14,764
                                                           ---------------
                Home Furnishings -- 0.1%
          9,517 La-Z-Boy, Inc.(b)                                  109,065
                                                           ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

    Shares      Description                                          Value (+)
---------------------------------------------------------------------------------
                Household Products & Wares -- 0.2%
          5,837 Avery Dennison Corp.(b)                           $       388,044
                                                                  ---------------
                Insurance -- 1.1%
          9,401 Arthur J Gallagher & Co.(b)                               262,100
          7,225 Cincinnati Financial Corp.(b)                             313,565
          7,881 Commerce Group, Inc.(b)                                   273,628
          6,208 Lincoln National Corp.(b)                                 440,458
          8,633 Unitrin, Inc.(b)                                          424,571
                                                                  ---------------
                                                                        1,714,322
                                                                  ---------------
                Office & Business Equipment -- 0.2%
          6,837 Pitney Bowes, Inc.(b)                                     320,108
                                                                  ---------------
                Oil & Gas -- 0.4%
          6,954 Chevron Corp.                                             585,805
                                                                  ---------------
                Packaging & Containers -- 0.2%
          5,979 Sonoco Products Co.                                       255,961
                                                                  ---------------
                Pharmaceuticals -- 1.1%
          6,120 Abbott Laboratories                                       327,726
         10,921 Bristol-Myers Squibb Co.                                  344,667
          7,425 Eli Lilly & Co.                                           414,909
          8,724 Merck & Co., Inc.(b)                                      434,455
          8,916 Pfizer, Inc.                                              227,982
                                                                  ---------------
                                                                        1,749,739
                                                                  ---------------
                Publishing -- 0.1%
          6,927 New York Times Co., Class A(b)                            175,946
                                                                  ---------------
                Real Estate Investment Trusts -- 23.2%
                REITs -- Apartments -- 4.4%
          8,300 Apartment Investment & Management Co., Class A(b)         418,486
         25,000 Archstone-Smith Trust(b)                                1,477,750
         11,100 AvalonBay Communities, Inc.                             1,319,568
         16,300 Camden Property Trust(b)                                1,091,611
         42,900 Equity Residential                                      1,957,527
          3,200 Home Properties, Inc.                                     166,176
         17,700 UDR, Inc.(b)                                              465,510
                                                                  ---------------
                                                                        6,896,628
                                                                  ---------------
                REITs -- Diversified -- 1.1%
         11,900 BioMed Realty Trust, Inc.                                 298,928
         13,700 Vornado Realty Trust(b)                                 1,504,808
                                                                  ---------------
                                                                        1,803,736
                                                                  ---------------
                REITs -- Healthcare -- 1.0%
          7,600 Health Care Property Investors, Inc.                      219,868
         10,600 Healthcare Realty Trust, Inc.(b)                          294,468
         27,700 Nationwide Health Properties, Inc.                        753,440
         21,400 Omega Healthcare Investors, Inc.(b)                       338,762
                                                                  ---------------
                                                                        1,606,538
                                                                  ---------------
                REITs -- Hotels -- 2.0%
         19,400 Ashford Hospitality Trust(b)                              228,144
         26,900 Hilton Hotels Corp.                                       900,343
          4,500 Hospitality Properties Trust                              186,705
         60,000 Host Hotels & Resorts, Inc.                             1,387,200
          8,000 Starwood Hotels & Resorts Worldwide, Inc.(b)              536,560
                                                                  ---------------
                                                                        3,238,952
                                                                  ---------------
                REITs -- Industrial -- 3.0%
         17,500 AMB Property Corp.(b)                                     931,350
         52,900 DCT Industrial Trust, Inc.(b)                             569,204

    Shares      Description                                          Value (+)
---------------------------------------------------------------------------------
                REITs -- Industrial -- continued
         12,900 First Potomac Realty Trust(b)                     $       300,441
         28,700 Liberty Property Trust                                  1,260,791
         21,900 ProLogis                                                1,246,110
          6,200 PS Business Parks, Inc.(b)                                392,894
                                                                  ---------------
                                                                        4,700,790
                                                                  ---------------
                REITs -- Office -- 3.8%
         20,500 Boston Properties, Inc.                                 2,093,665
         26,600 Brandywine Realty Trust(b)                                760,228
         39,000 Brookfield Properties Corp.                               948,090
         11,100 Corporate Office Properties Trust(b)                      455,211
          5,200 Digital Realty Trust, Inc.(b)                             195,936
         14,800 Highwoods Properties, Inc.(b)                             555,000
         41,200 HRPT Properties Trust(b)                                  428,480
          8,800 Kilroy Realty Corp.(b)                                    623,392
                                                                  ---------------
                                                                        6,060,002
                                                                  ---------------
                REITs -- Regional Malls -- 3.6%
         14,400 General Growth Properties, Inc.(b)                        762,480
         14,200 Macerich Co. (The)(b)                                   1,170,364
         33,400 Simon Property Group, Inc.                              3,107,536
         13,400 Taubman Centers, Inc.(b)                                  664,774
                                                                  ---------------
                                                                        5,705,154
                                                                  ---------------
                REITs -- Shopping Centers -- 2.7%
         16,100 Cedar Shopping Centers, Inc.(b)                           231,035
         25,300 Developers Diversified Realty Corp.                     1,333,563
         12,500 Federal Realty Investment Trust(b)                        965,750
         14,100 Kimco Realty Corp.                                        536,787
          4,800 Kite Realty Group Trust(b)                                 91,296
         15,000 Regency Centers Corp.(b)                                1,057,500
                                                                  ---------------
                                                                        4,215,931
                                                                  ---------------
                REITs -- Storage -- 1.2%
         30,000 Extra Space Storage, Inc.(b)                              495,000
         18,000 Public Storage, Inc.                                    1,382,760
                                                                  ---------------
                                                                        1,877,760
                                                                  ---------------
                REITs -- Triple Net Lease -- 0.4%
          9,600 iStar Financial, Inc.(b)                                  425,568
          9,600 Realty Income Corp.(b)                                    241,824
                                                                  ---------------
                                                                          667,392
                                                                  ---------------
                Total Real Estate Investment Trusts                    36,772,883
                                                                  ---------------
                Savings & Loans -- 0.8%
          7,541 Astoria Financial Corp.(b)                                188,826
         14,455 New York Community Bancorp, Inc.(b)                       246,024
         11,037 People's United Financial, Inc.(b)                        195,693
          8,180 Washington Federal, Inc.(b)                               198,856
         11,870 Washington Mutual, Inc.(b)                                506,137
                                                                  ---------------
                                                                        1,335,536
                                                                  ---------------
                Telecommunications -- 0.2%
          9,272 AT&T, Inc.                                                384,788
                                                                  ---------------
                Tobacco -- 0.4%
         10,079 Altria Group, Inc.                                        706,941
                                                                  ---------------
                Toys, Games & Hobbies -- 0.1%
          6,850 Mattel, Inc.(b)                                           173,236
                                                                  ---------------
                Total Common Stocks (Identified Cost $71,720,126)      69,756,718
                                                                  ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Principal
  Amount (++)    Description                                            Value (+)
------------------------------------------------------------------------------------
Bonds and Notes -- 53.2%
                 Aerospace & Defense -- 0.8%
$        115,000 Bombardier, Inc.,
                 7.350%, 12/22/2026 (CAD)                            $       108,514
       1,020,000 Bombardier, Inc., 144A,
                 7.450%, 5/01/2034                                           984,300
         200,000 Embraer Overseas Ltd.,
                 6.375%, 1/24/2017                                           196,000
                                                                     ---------------
                                                                           1,288,814
                                                                     ---------------
                 Airlines -- 0.7%
           2,147 Continental Airlines, Inc., Series 1999-1, Class C,
                 6.954%, 8/02/2009                                             2,147
       1,055,000 United Air Lines, Inc., Series 2007-1, Class A,
                 6.636%, 7/02/2022                                         1,057,912
                                                                     ---------------
                                                                           1,060,059
                                                                     ---------------
                 Automotive -- 1.4%
         115,000 Cummins, Inc.,
                 7.125%, 3/01/2028                                           116,166
          30,000 Ford Motor Co.,
                 6.375%, 2/01/2029                                            22,125
          15,000 Ford Motor Co.,
                 6.500%, 8/01/2018                                            12,150
       1,805,000 Ford Motor Co.,
                 6.625%, 10/01/2028                                        1,349,237
         725,000 Ford Motor Co.,
                 7.450%, 7/16/2031(b)                                        579,094
          10,000 General Motors Corp.,
                 8.375%, 7/15/2033(b)                                          9,125
          40,000 Goodyear Tire & Rubber Co.,
                 7.000%, 3/15/2028                                            36,400
         105,000 Goodyear Tire & Rubber Co.,
                 7.857%, 8/15/2011                                           107,100
           6,000 Goodyear Tire & Rubber Co.,
                 9.000%, 7/01/2015(b)                                          6,465
                                                                     ---------------
                                                                           2,237,862
                                                                     ---------------
                 Banks -- 1.3%
     110,000,000 Barclays Financial LLC, 144A,
                 4.060%, 9/16/2010 (KRW)                                     116,138
     300,000,000 Barclays Financial LLC, 144A,
                 4.470%, 12/04/2011 (KRW)                                    317,909
     123,800,000 Barclays Financial LLC, 144A,
                 4.960%, 3/23/2009 (KRW)(c)                                  134,515
         700,000 HSBC Bank PLC, 144A,
                 Zero Coupon, 4/18/2012 (MYR)                                170,615
       4,405,000 HSBC Bank USA, 144A,
                 Zero Coupon, 5/17/2012 (MYR)                              1,062,176
         437,254 HSBC Bank USA, 144A,
                 Zero Coupon, 11/28/2011                                     309,576
                                                                     ---------------
                                                                           2,110,929
                                                                     ---------------
                 Beverages -- 0.1%
         175,000 Miller Brewing Co., 144A,
                 5.500%, 8/15/2013                                           172,074
                                                                     ---------------
                 Biotechnology -- 0.4%
         655,000 Amgen, Inc., 144A,
                 6.375%, 6/01/2037                                           640,832
                                                                     ---------------

   Principal
  Amount (++)       Description                               Value (+)
--------------------------------------------------------------------------
                    Brokerage -- 0.2%
$  3,339,258,780    JPMorgan Chase & Co., 144A,
                    Zero Coupon, 4/12/2012 (IDR)           $       247,412
                                                           ---------------
                    Building Materials -- 0.4%
         170,000    Masco Corp.,
                    5.850%, 3/15/2017                              163,422
         525,000    USG Corp.,
                    6.300%, 11/15/2016                             513,005
                                                           ---------------
                                                                   676,427
                                                           ---------------
                    Chemicals -- 0.2%
          45,000    Borden, Inc.,
                    7.875%, 2/15/2023                               38,475
          10,000    Borden, Inc.,
                    8.375%, 4/15/2016                                9,450
          25,000    Borden, Inc.,
                    9.200%, 3/15/2021                               23,750
         200,000    Hercules, Inc., Subordinated Note,
                    6.500%, 6/30/2029                              168,000
          55,000    Methanex Corp., Senior Note,
                    6.000%, 8/15/2015                               52,931
                                                           ---------------
                                                                   292,606
                                                           ---------------
                    Construction Machinery -- 0.2%
         380,000    Joy Global, Inc.,
                    6.625%, 11/15/2036                             377,285
                                                           ---------------
                    Consumer Products -- 0.0%
          20,000    Hasbro, Inc., Senior Debenture,
                    6.600%, 7/15/2028                               19,168
                                                           ---------------
                    Distribution & Wholesale -- 0.2%
         345,000    Owens & Minor, Inc.,
                    6.350%, 4/15/2016                              339,728
                                                           ---------------
                    Diversified Financial Services -- 0.2%
         245,000    KAR Holdings, Inc., 144A,
                    10.000%, 5/01/2015                             238,875
                                                           ---------------
                    Electric -- 0.4%
          55,000    Dynegy Holdings, Inc.,
                    7.125%, 5/15/2018                               48,950
         100,000    Dynegy Holdings, Inc.,
                    7.625%, 10/15/2026                              88,500
         335,000    National Grid PLC,
                    6.300%, 8/01/2016(b)                           341,113
          20,000    NGC Corp. Capital Trust I, Series B,
                    8.316%, 6/01/2027                               18,350
         135,000    TXU Corp., Series Q,
                    6.500%, 11/15/2024                             111,626
                                                           ---------------
                                                                   608,539
                                                           ---------------
                    Entertainment -- 1.0%
         800,000    Time Warner, Inc.,
                    6.500%, 11/15/2036(b)                          759,575
         425,000    Time Warner, Inc.,
                    6.625%, 5/15/2029                              412,650
          35,000    Time Warner, Inc.,
                    6.950%, 1/15/2028                               35,255
         315,000    Viacom, Inc., Senior Note,
                    6.875%, 4/30/2036                              304,329
                                                           ---------------
                                                                 1,511,809
                                                           ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Principal
  Amount (++)    Description                                          Value (+)
----------------------------------------------------------------------------------
                 Finance Other -- 1.7%
$      1,640,000 Berkshire Hathaway Finance Corp,
                 4.200%, 12/15/2010                                $     1,581,339
          65,000 Berkshire Hathaway Finance Corp.,
                 4.125%, 1/15/2010                                          63,195
         595,000 Berkshire Hathaway Finance Corp.,
                 4.850%, 1/15/2015                                         565,260
         435,000 Western Union Co.,
                 6.200%, 11/17/2036                                        416,305
                                                                   ---------------
                                                                         2,626,099
                                                                   ---------------
                 Food -- 0.0%
          30,000 Sara Lee Corp.,
                 6.125%, 11/01/2032(b)                                      26,838
                                                                   ---------------
                 Government Guaranteed -- 1.0%
     100,000,000 Development Bank of Japan,
                 1.750%, 6/21/2010 (JPY)                                   824,751
      22,000,000 Kreditanstalt fuer Wiederaufbau,
                 1.850%, 9/20/2010 (JPY)                                   181,897
       2,625,000 Kreditanstalt fuer Wiederaufbau, Series E, (MTN),
                 8.500%, 7/16/2010 (ZAR)                                   357,970
      19,000,000 Oesterreichische Kontrollbank AG,
                 1.800%, 3/22/2010 (JPY)                                   156,799
                                                                   ---------------
                                                                         1,521,417
                                                                   ---------------
                 Government Sponsored -- 0.4%
      20,000,000 Federal National Mortgage Association,
                 1.750%, 3/26/2008 (JPY)                                   163,526
         200,000 Federal National Mortgage Association,
                 2.290%, 2/19/2009 (SGD)                                   129,375
         370,000 Federal National Mortgage Association,
                 3.250%, 8/15/2008(b)                                      361,926
                                                                   ---------------
                                                                           654,827
                                                                   ---------------
                 Healthcare -- 1.0%
         265,000 HCA, Inc.,
                 6.375%, 1/15/2015                                         225,250
         610,000 HCA, Inc.,
                 6.500%, 2/15/2016(b)                                      516,212
          25,000 HCA, Inc.,
                 7.050%, 12/01/2027                                         20,315
           5,000 HCA, Inc.,
                 7.500%, 12/15/2023                                          4,314
         460,000 HCA, Inc.,
                 7.500%, 11/06/2033                                        389,850
         135,000 HCA, Inc.,
                 7.580%, 9/15/2025                                         116,538
         310,000 HCA, Inc.,
                 7.690%, 6/15/2025                                         269,636
          30,000 HCA, Inc.,
                 7.750%, 7/15/2036                                          25,663
          20,000 HCA, Inc.,
                 8.360%, 4/15/2024                                          18,441
                                                                   ---------------
                                                                         1,586,219
                                                                   ---------------
                 Home Construction -- 1.0%
         175,000 Centex Corp.,
                 5.250%, 6/15/2015                                         156,592
          50,000 DR Horton, Inc., Senior Note,
                 5.250%, 2/15/2015                                          44,743

   Principal
  Amount (++)    Description                                         Value (+)
---------------------------------------------------------------------------------
                 Home Construction -- continued
$         25,000 DR Horton, Inc.,
                 5.625%, 9/15/2014                                $        23,063
          30,000 DR Horton, Inc., Guaranteed Note,
                 5.625%, 1/15/2016                                         27,205
         290,000 K. Hovnanian Enterprises, Inc., Senior Note,
                 6.250%, 1/15/2016(b)                                     246,500
          10,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
                 6.375%, 12/15/2014                                         8,550
         100,000 K. Hovnanian Enterprises, Inc., Guaranteed Note,
                 6.500%, 1/15/2014                                         88,500
          20,000 K. Hovnanian Enterprises, Inc.,
                 7.500%, 5/15/2016(b)                                      18,200
         175,000 KB Home, Senior Note,
                 5.875%, 1/15/2015(b)                                     152,250
         125,000 KB Home, Guaranteed Note,
                 6.250%, 6/15/2015                                        110,000
         105,000 KB Home, Guaranteed Note,
                 7.250%, 6/15/2018(b)                                      96,600
         140,000 Lennar Corp., Series B, Guaranteed Note,
                 5.600%, 5/31/2015                                        131,189
          10,000 Pulte Homes, Inc.,
                 5.200%, 2/15/2015                                          8,986
          80,000 Pulte Homes, Inc.,
                 6.000%, 2/15/2035                                         68,169
         470,000 Pulte Homes, Inc.,
                 6.375%, 5/15/2033                                        414,048
          25,000 Toll Brothers Financial Corp.,
                 5.150%, 5/15/2015                                         22,556
                                                                  ---------------
                                                                        1,617,151
                                                                  ---------------
                 Independent Energy -- 0.3%
         210,000 Chesapeake Energy Corp.,
                 6.500%, 8/15/2017                                        198,975
         100,000 Chesapeake Energy Corp.,
                 6.875%, 11/15/2020                                        95,750
         115,000 XTO Energy, Inc.,
                 6.100%, 4/01/2036                                        107,902
                                                                  ---------------
                                                                          402,627
                                                                  ---------------
                 Industrial Conglomerates -- 0.1%
         190,000 Stena AB, Senior Note,
                 7.000%, 12/01/2016                                       190,000
                                                                  ---------------
                 Insurance -- 0.4%
         190,000 CIGNA Corp.,
                 6.150%, 11/15/2036                                       180,985
          55,000 Fund American Cos., Inc.,
                 5.875%, 5/15/2013(b)                                      54,084
         465,000 White Mountains RE Group, 144A,
                 6.375%, 3/20/2017                                        446,761
                                                                  ---------------
                                                                          681,830
                                                                  ---------------
                 Leisure Time -- 0.0%
          35,000 Royal Caribbean Cruises Ltd.,
                 7.500%, 10/15/2027(b)                                     33,309
                                                                  ---------------
                 Media Cable -- 1.7%
       1,370,000 Comcast Corp.,
                 5.650%, 6/15/2035                                      1,191,907
          65,000 Comcast Corp.,
                 6.450%, 3/15/2037                                         62,642

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Principal
  Amount (++)       Description                                         Value (+)
---------------------------------------------------------------------------------------
                    Media Cable -- continued
$         80,000    Comcast Corp.,
                    6.500%, 11/15/2035                               $        77,548
         995,000    COX Communications, Inc., 144A,
                    6.450%, 12/01/2036                                       956,975
         100,000    CSC Holdings, Inc., Senior Note,
                    7.625%, 7/15/2018                                         95,000
         244,000    Time Warner Cable, Inc., 144A,
                    6.550%, 5/01/2037                                        235,828
                                                                     ---------------
                                                                           2,619,900
                                                                     ---------------
                    Media Non-Cable -- 1.0%
         250,000    British Sky Broadcasting Finance PLC, 144A,
                    5.625%, 10/15/2015                                       241,009
         385,000    British Sky Broadcasting Finance PLC, 144A,
                    6.500%, 10/15/2035                                       373,674
          80,000    Intelsat Corp.,
                    6.875%, 1/15/2028                                         74,100
          83,738    Liberty Media LLC, Convertible,
                    3.500%, 1/15/2031                                         82,482
         150,000    News America, Inc., 144A,
                    6.150%, 3/01/2037                                        138,275
         520,000    News America, Inc.,
                    6.200%, 12/15/2034(b)                                    484,739
         270,000    Tribune Co.,
                    5.250%, 8/15/2015                                        214,085
                                                                     ---------------
                                                                           1,608,364
                                                                     ---------------
                    Mining -- 0.4%
         400,000    Barrick Gold Finance Co.,
                    5.800%, 11/15/2034                                       357,196
          30,000    Glencore Funding LLC, Guaranteed Note, 144A,
                    6.000%, 4/15/2014                                         29,443
         220,000    Newmont Mining Corp.,
                    5.875%, 4/01/2035                                        194,723
         125,000    Vale Overseas, Ltd.,
                    6.875%, 11/21/2036(b)                                    125,648
                                                                     ---------------
                                                                             707,010
                                                                     ---------------
                    Municipal -- 0.0%
          50,000    Michigan Tobacco Settlement Finance Authority,
                    Taxable Turbo Series A,
                    7.309%, 6/01/2034                                         50,977
                                                                     ---------------
                    Non Captive Consumer -- 1.7%
          20,000    Capital One Bank,
                    5.125%, 2/15/2014(b)                                      19,197
          65,000    Ford Motor Credit Co.,
                    5.700%, 1/15/2010(b)                                      62,098
         230,000    Ford Motor Credit Co.,
                    8.000%, 12/15/2016                                       220,305
         900,000    General Electric Capital Corp., Series G, (MTN),
                    2.960%, 5/18/2012 (SGD)                                  578,219
         800,000    General Electric Capital Corp., Series G, (MTN),
                    3.485%, 3/08/2012 (SGD)                                  529,058
          60,000    General Electric Capital Corp., (MTN),
                    4.750%, 9/15/2014                                         56,761
     110,000,000    SLM Corp., Series 35, (MTN),
                    1.530%, 9/15/2011 (JPY)                                  819,262
          70,000    SLM Corp., Series A, (MTN),
                    5.000%, 10/01/2013(b)                                     59,725

   Principal
  Amount (++)    Description                           Value (+)
-------------------------------------------------------------------
                 Non Captive Consumer -- continued
$         90,000 SLM Corp., Series A, (MTN),
                 5.000%, 4/15/2015(b)               $        73,960
          25,000 SLM Corp., Series A, (MTN),
                 5.000%, 6/15/2018                           20,332
          85,000 SLM Corp., (MTN),
                 5.050%, 11/14/2014                          70,684
          10,000 SLM Corp., Series A, (MTN),
                 5.375%, 5/15/2014                            8,569
          87,000 SLM Corp., Series A, (MTN),
                 5.625%, 8/01/2033(b)                        67,838
         165,000 SLM Corp., Series A, (MTN),
                 6.500%, 6/15/2010 (NZD)                    115,597
                                                    ---------------
                                                          2,701,605
                                                    ---------------
                 Oil & Gas -- 0.7%
         670,000 Anadarko Petroleum Corp.,
                 6.450%, 9/15/2036                          644,424
         410,000 Pioneer Natural Resources Co.,
                 7.200%, 1/15/2028(b)                       378,995
          50,000 Talisman Energy, Inc.,
                 5.850%, 2/01/2037                           44,134
         110,000 Talisman Energy, Inc.,
                 6.250%, 2/01/2038                          101,943
                                                    ---------------
                                                          1,169,496
                                                    ---------------
                 Oil & Gas Services -- 0.2%
         390,000 Weatherford International, Ltd.,
                 6.500%, 8/01/2036                          377,145
                                                    ---------------
                 Packaging & Containers -- 0.0%
          30,000 Owens-Illinois, Inc., Senior Note,
                 7.800%, 5/15/2018                           30,300
                                                    ---------------
                 Paper -- 0.7%
         110,000 Abitibi-Consolidated, Inc.,
                 7.400%, 4/01/2018                           89,100
          35,000 Abitibi-Consolidated, Inc.,
                 7.500%, 4/01/2028(b)                        27,650
          15,000 Abitibi-Consolidated, Inc.,
                 8.500%, 8/01/2029(b)                        12,300
          75,000 Abitibi-Consolidated, Inc.,
                 8.850%, 8/01/2030(b)                        63,000
         115,000 Bowater, Inc.,
                 6.500%, 6/15/2013(b)                        99,906
           5,000 Georgia-Pacific Corp.,
                 7.250%, 6/01/2028                            4,600
          25,000 Georgia-Pacific Corp.,
                 7.375%, 12/01/2025                          23,438
         385,000 Georgia-Pacific Corp.,
                 7.750%, 11/15/2029                         361,900
         400,000 Georgia-Pacific Corp.,
                 8.000%, 1/15/2024                          388,000
          95,000 Georgia-Pacific Corp.,
                 8.875%, 5/15/2031(b)                        94,762
                                                    ---------------
                                                          1,164,656
                                                    ---------------
                 Pharmaceuticals -- 0.8%
         160,000 Elan Finance PLC,
                 8.875%, 12/01/2013                         167,200
         285,000 Elan Finance PLC, Senior Note,
                 7.750%, 11/15/2011                         285,356

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Principal
  Amount (++)    Description                                                  Value (+)
------------------------------------------------------------------------------------------
                 Pharmaceuticals -- continued
$          5,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
                 3.000%, 6/15/2024                                         $         3,869
          80,000 Hospira, Inc.,
                 6.050%, 3/30/2017                                                  78,778
          10,000 Invitrogen Corp.,
                 1.500%, 2/15/2024                                                   9,188
         100,000 Nektar Therapeutics,
                 3.250%, 9/28/2012                                                  87,250
         180,000 Teva Pharmaceutical Finance LLC,
                 6.150%, 2/01/2036                                                 168,260
         480,000 Valeant Pharmaceuticals International, Subordinated Note,
                 4.000%, 11/15/2013                                                445,200
                                                                           ---------------
                                                                                 1,245,101
                                                                           ---------------
                 Pipelines -- 1.6%
          75,000 DCP Midstream LP, 144A,
                 6.450%, 11/03/2036                                                 74,086
         620,000 El Paso Corp.,
                 6.950%, 6/01/2028(b)                                              576,049
          25,000 El Paso Energy Corp., (MTN),
                 7.750%, 1/15/2032                                                  25,183
         130,000 El Paso Natural Gas Co., 144A,
                 5.950%, 4/15/2017                                                 125,919
          10,000 K N Capital Trust III,
                 7.630%, 4/15/2028(b)                                                9,403
          20,000 Kinder Morgan Energy Partners, LP, Senior Note,
                 5.000%, 12/15/2013                                                 18,925
         100,000 Kinder Morgan Energy Partners, LP, Senior Note,
                 5.800%, 3/15/2035                                                  88,835
         800,000 Kinder Morgan Energy Partners, LP, (MTN),
                 6.950%, 1/15/2038                                                 808,029
          65,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
                 5.700%, 1/05/2016                                                  59,909
         420,000 Kinder Morgan Finance Co. ULC, Guaranteed Note,
                 6.400%, 1/05/2036(b)                                              371,162
          25,000 Kinder Morgan, Inc., Senior Note,
                 5.150%, 3/01/2015                                                  22,790
          35,000 ONEOK Partners LP,
                 6.150%, 10/01/2016                                                 34,911
          45,000 ONEOK Partners LP,
                 6.650%, 10/01/2036                                                 44,633
         125,000 Southern Natural Gas Co., 144A,
                 5.900%, 4/01/2017                                                 120,902
          50,000 Tennessee Gas Pipeline Co.,
                 7.000%, 10/15/2028                                                 51,491
          60,000 Transcontinental Gas Pipe Line Corp.,
                 6.400%, 4/15/2016                                                  60,150
                                                                           ---------------
                                                                                 2,492,377
                                                                           ---------------
                 Real Estate Investment Trusts -- 0.2%
          50,000 Archstone-Smith Trust,
                 5.750%, 3/15/2016                                                  49,741
          30,000 ERP Operating, LP,
                 5.375%, 8/01/2016                                                  28,769
          10,000 FelCor Lodging, LP, Senior Note,
                 8.500%, 6/01/2011                                                  10,513
         235,000 Highwoods Properties, Inc., 144A,
                 5.850%, 3/15/2017                                                 227,300

   Principal
  Amount (++)    Description                                   Value (+)
---------------------------------------------------------------------------
                 Real Estate Investment Trusts -- continued
$         20,000 Simon Property Group, LP,
                 4.875%, 8/15/2010                          $        19,626
                                                            ---------------
                                                                    335,949
                                                            ---------------
                 Retailers -- 1.4%
         275,000 CVS Caremark Corp.,
                 4.875%, 9/15/2014                                  256,308
          55,000 CVS Caremark Corp., Senior Note,
                 6.125%, 8/15/2016                                   54,523
         400,000 Dillard's, Inc.,
                 6.625%, 1/15/2018                                  377,714
         205,000 Dillard's, Inc., Class A,
                 7.000%, 12/01/2028                                 184,221
         685,000 J.C. Penney Corp., Inc., Senior Note,
                 6.375%, 10/15/2036                                 652,330
         140,000 Macy's Retail Holdings, Inc.,
                 6.375%, 3/15/2037                                  134,672
         725,000 Toys R Us, Inc.,
                 7.375%, 10/15/2018(b)                              610,813
           5,000 Toys R Us, Inc.,
                 7.875%, 4/15/2013                                    4,500
                                                            ---------------
                                                                  2,275,081
                                                            ---------------
                 Sovereigns -- 2.6%
       2,215,000 Canadian Government,
                 5.250%, 6/01/2012 (CAD)                          2,142,120
         130,000 Canadian Government,
                 5.750%, 6/01/2033 (CAD)                            145,480
     115,000(++) Mexican Fixed Rate Bonds, Series M-10,
                 8.000%, 12/17/2015 (MXN)                         1,084,908
      20,000(++) Mexican Fixed Rate Bonds, Series M-10,
                 9.000%, 12/20/2012 (MXN)                           195,825
         400,000 Republic of Brazil,
                 12.500%, 1/05/2016 (BRL)                           251,571
     105,000,000 Republic of Colombia,
                 9.850%, 6/28/2027 (COP)                             56,126
       1,145,000 Republic of South Africa,
                 13.000%, 8/31/2010 (ZAR)                           178,809
                                                            ---------------
                                                                  4,054,839
                                                            ---------------
                 Supermarkets -- 0.6%
         355,000 Albertson's, Inc.,
                 7.750%, 6/15/2026                                  358,035
         340,000 Albertson's, Inc., Senior Note,
                 7.450%, 8/01/2029(b)                               331,612
          15,000 Albertson's, Inc., Senior Note,
                 8.000%, 5/01/2031                                   15,331
          10,000 Albertson's, Inc., Senior Note,
                 8.700%, 5/01/2030                                   10,982
         320,000 Albertson's, Inc., Series C, (MTN),
                 6.625%, 6/01/2028                                  288,381
                                                            ---------------
                                                                  1,004,341
                                                            ---------------
                 Supranational -- 1.0%
       1,000,000 European Investment Bank, 144A,
                 4.600%, 1/30/2037 (CAD)                            892,316
      38,500,000 Inter-American Development Bank,
                 13.000%, 6/20/2008 (ISK)                           617,225
                                                            ---------------
                                                                  1,509,541
                                                            ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Principal
  Amount (++)    Description                                         Value (+)
---------------------------------------------------------------------------------
                 Technology -- 1.7%
$         10,000 Affiliated Computer Services, Inc.,
                 5.200%, 6/01/2015                                $         9,058
          70,000 Arrow Electronics, Inc.,
                 6.875%, 6/01/2018                                         71,311
          40,000 Avnet, Inc.,
                 2.000%, 3/15/2034                                         50,600
         255,000 Avnet, Inc.,
                 5.875%, 3/15/2014                                        251,543
         340,000 Avnet, Inc.,
                 6.000%, 9/01/2015                                        327,671
          50,000 Corning, Inc.,
                 5.900%, 3/15/2014                                         50,152
          75,000 Corning, Inc.,
                 6.200%, 3/15/2016                                         75,191
         115,000 Corning, Inc.,
                 6.850%, 3/01/2029                                        115,893
          65,000 Corning, Inc.,
                 7.250%, 8/15/2036                                         67,001
         120,000 JDS Uniphase Corp., Convertible,
                 Zero Coupon, 11/15/2010                                  110,850
          20,000 Kulicke & Soffa Industries, Inc., Convertible,
                 0.500%, 11/30/2008                                        18,575
          15,000 Kulicke & Soffa Industries, Inc., Convertible,
                 1.000%, 6/30/2010                                         15,038
         920,000 Lucent Technologies, Inc.,
                 6.450%, 3/15/2029                                        800,400
         390,000 Lucent Technologies, Inc.,
                 6.500%, 1/15/2028                                        339,300
          25,000 Nortel Networks Corp.,
                 6.875%, 9/01/2023                                         21,875
         140,000 Nortel Networks, Ltd., 144A,
                 10.125%, 7/15/2013                                       150,150
          40,000 Northern Telecom Capital Corp.,
                 7.875%, 6/15/2026                                         37,800
         170,000 Xerox Corp.,
                 6.400%, 3/15/2016                                        171,048
                                                                  ---------------
                                                                        2,683,456
                                                                  ---------------
                 Tobacco -- 0.2%
         238,000 Reynolds American, Inc.,
                 7.250%, 6/15/2037                                        245,007
                                                                  ---------------
                 Transportation -- 0.3%
         445,000 CSX Corp.,
                 6.000%, 10/01/2036(b)                                    415,441
                                                                  ---------------
                 Treasuries -- 18.5%
         713,175 U.S. Treasury Bond,
                 2.000%, 1/15/2026(b)(d)                                  645,980
       2,151,248 U.S. Treasury Bond,
                 2.375%, with various maturities to 2027(b)(d)(e)       2,067,917
       3,137,466 U.S. Treasury Bond,
                 3.375%, 4/15/2032(b)(d)                                3,611,029
       2,160,000 U.S. Treasury Bond,
                 4.500%, 2/15/2036(b)                                   1,955,813
       3,020,000 U.S. Treasury Bond,
                 5.375%, 2/15/2031(b)                                   3,101,163
       1,772,501 U.S. Treasury Note,
                 0.875%, 4/15/2010(b)(d)                                1,683,323
       1,249,940 U.S. Treasury Note,
                 1.625%, 1/15/2015(b)(d)                                1,161,858

   Principal
  Amount (++)    Description                                         Value (+)
---------------------------------------------------------------------------------
                 Treasuries --continued
$      2,347,452 U.S. Treasury Note,
                 1.875%, with various maturities to 2015(b)(d)(e) $     2,234,499
       3,448,472 U.S. Treasury Note,
                 2.000%, with various maturities to 2016(b)(d)(e)       3,305,268
       1,401,324 U.S. Treasury Note,
                 2.375%, with various maturities to 2017(b)(d)(e)       1,378,559
         583,234 U.S. Treasury Note,
                 2.500%, 7/15/2016(b)(d)                                  576,719
       1,448,105 U.S. Treasury Note,
                 3.000%, 7/15/2012(b)(d)                                1,476,162
         384,039 U.S. Treasury Note,
                 3.375%, 1/15/2012(d)                                     396,400
         676,754 U.S. Treasury Note,
                 3.500%, 1/15/2011(b)(d)                                  696,264
         138,601 U.S. Treasury Note,
                 3.875%, 1/15/2009(b)(d)                                  140,810
       2,443,054 U.S. Treasury Note,
                 4.250%, with various maturities to 2015(b)(d)(e)       2,434,538
       1,025,000 U.S. Treasury Note,
                 4.625%, with various maturities to 2017(b)(d)(e)       1,001,324
       1,000,000 U.S. Treasury Note,
                 5.000%, 7/31/2008(b)                                     999,688
         760,000 U.S. Treasury STRIPS,
                 Zero Coupon, 8/15/2019(d)                                406,034
                                                                  ---------------
                                                                       29,273,348
                                                                  ---------------
                 Wireless -- 1.2%
       5,000,000 America Movil S.A.B. de C.V., Series L, 144A,
                 8.460%, 12/18/2036 (MXN)                                 470,890
         225,000 Hanarotelecom, Inc., 144A,
                 7.000%, 2/01/2012                                        225,563
         420,000 Nextel Communications, Inc., Series F,
                 5.950%, 3/15/2014                                        400,030
         790,000 Sprint Capital Corp.,
                 6.875%, 11/15/2028(b)                                    751,972
         109,000 Sprint Nextel Corp.,
                 6.000%, 12/01/2016                                       103,403
                                                                  ---------------
                                                                        1,951,858
                                                                  ---------------
                 Wirelines -- 3.3%
          25,000 AT&T, Inc.,
                 6.500%, 3/15/2029                                         24,062
          30,000 AT&T, Inc.,
                 6.150%, 9/15/2034(b)                                      28,764
         425,000 BellSouth Corp.,
                 6.000%, 11/15/2034(b)                                    397,793
         475,000 Citizens Communications Co.,
                 7.125%, 3/15/2019                                        448,875
         340,000 Embarq Corp.,
                 7.995%, 6/01/2036(b)                                     345,054
         100,000 Level 3 Communications, Inc.,
                 2.875%, 7/15/2010(b)                                     108,875
           5,000 Level 3 Communications, Inc.,
                 6.000%, 9/15/2009                                          4,850
         820,000 Level 3 Communications, Inc.,
                 6.000%, 3/15/2010                                        786,175
         105,000 Level 3 Financing, Inc., 144A,
                 8.750%, 2/15/2017                                        103,819
         215,000 Qwest Capital Funding, Inc., Guaranteed Note,
                 6.500%, 11/15/2018                                       193,500

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)


   Principal
  Amount (++)    Description                                                   Value (+)
-------------------------------------------------------------------------------------------
                 Wirelines -- continued
$        265,000 Qwest Capital Funding, Inc., Guaranteed Note,
                 6.875%, 7/15/2028(b)                                       $       231,544
          15,000 Qwest Capital Funding, Inc., Guaranteed Note,
                 7.625%, 8/03/2021                                                   14,325
         315,000 Qwest Capital Funding, Inc.,
                 7.750%, 2/15/2031                                                  296,887
         130,000 Qwest Corp.,
                 6.875%, 9/15/2033(b)                                               121,875
         235,000 Qwest Corp., Senior Note, 144A,
                 6.500%, 6/01/2017                                                  223,837
          59,000 Telecom Italia Capital,
                 6.000%, 9/30/2034(b)                                                53,154
         122,000 Telecom Italia Capital,
                 6.375%, 11/15/2033                                                 114,918
         325,000 Telefonica Emisiones SAU, Guaranteed Note,
                 7.045%, 6/20/2036(b)                                               336,563
         550,000 Telus Corp.,
                 4.950%, 3/15/2017 (CAD)                                            468,232
         850,000 Verizon Communications, Inc.,
                 6.250%, 4/01/2037(b)                                               819,593
          85,000 Verizon Global Funding Corp., Senior Note,
                 5.850%, 9/15/2035                                                   77,962
          30,000 Verizon Maryland, Inc., Series B, Senior Note,
                 5.125%, 6/15/2033                                                   24,275
          30,000 Verizon New York, Inc., Series B,
                 7.375%, 4/01/2032(b)                                                31,554
                                                                            ---------------
                                                                                  5,256,486
                                                                            ---------------
                 Total Bonds and Notes (Identified Cost $85,882,186)             84,335,014
                                                                            ---------------

    Shares
-------------------------------------------------------------------------------------------
Preferred Stocks -- 0.3%
                 Consumer Products -- 0.0%
             625 Newell Financial Trust I(b)                                         30,781
                                                                            ---------------
                 Electric -- 0.1%
           3,925 AES Trust III, Convertible                                         196,682
                                                                            ---------------
                 Independent Energy -- 0.1%
           1,760 Chesapeake Energy Corp., Convertible(b)                            196,020
                                                                            ---------------
                 Packaging & Containers -- 0.1%
           1,550 Owens-Illinois, Inc., Convertible                                   65,488
                                                                            ---------------
                 Pipelines -- 0.0%
           1,150 El Paso Energy Capital Trust I, Convertible                         48,484
                                                                            ---------------
                 Total Preferred Stocks (Identified Cost $504,331)                  537,455
                                                                            ---------------
    Shares/
   Principal
  Amount(++)
-------------------------------------------------------------------------------------------
Short-Term Investments -- 25.8%
      39,924,194 State Street Securities Lending Quality Trust(f)                39,924,194
$      1,073,142 Tri-Party Repurchase Agreement with Fixed Income Clearing
                 Corporation, dated 6/29/2007 at 4.250% to be repurchased
                 at $1,073,522 on 7/2/2007, collateralized by $900,000 U.S.
                 Treasury Bond 7.250% due 8/15/2022 valued at $1,104,750
                 including accrued interest                                       1,073,142
                                                                            ---------------
                 Total Short-Term Investments (Identified Cost $40,997,336)      40,997,336
                                                                            ---------------

   Shares/
  Principal
  Amount(++)       Description                                                           Value (+)
--------------------------------------------------------------------------------------------------------
                   Total Investments -- 123.3%
                   (Identified Cost $199,103,979)(a)                                  $   195,626,523
                   Other assets less liabilities -- (23.3)%                               (36,958,736)
                                                                                      ---------------
                   Net Assets -- 100%                                                 $   158,667,787
                                                                                      ===============
              *    Formerly IXIS Income Diversified Portfolio (See Note 8 of Notes to Financial
                   Statements.)
           (++)    Principal amount is in U.S. Dollars unless otherwise noted.
            (+)    See Note 2a of Notes to Financial Statements.
           (++)    Amount shown represents units. One unit represents a principal amount of 100.
            (a)    Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Portfolio's investments in REITs. Amortization of premium on debt securities is excluded for tax purposes.):
                   At June 30, 2007, the net unrealized depreciation on investments based on a cost of
                   $199,171,400 for federal income tax purposes was as follows:
                   Aggregate gross unrealized appreciation for all investments in
                   which there is an excess of value over tax cost                    $     2,679,468
                   Aggregate gross unrealized depreciation for all investments in
                   which there is an excess of tax cost over value                         (6,224,345)
                                                                                      ---------------
                   Net unrealized depreciation                                        $    (3,544,877)
                                                                                      ===============
            (b)    All or a portion of this security was on loan to brokers at June
                   30, 2007.
            (c)    Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
            (d)    Treasury Inflation Protected Security (TIPS).
            (e)    All separate investments in United States Treasury Notes and
                   Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
            (f)    Represents investment of securities lending collateral.
           144A    Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. These securities may be resold in
                   transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,431,169 or 5.9% of net assets.
            MTN    Medium Term Note
          REITs    Real Estate Investment Trusts
         STRIPS    Separate Trading of Registered Interest and Principal of Securities
            BRL    Brazilian Real
            CAD    Canadian Dollar
            COP    Colombian Peso
            IDR    Indonesian Rupiah
            ISK    Iceland Krona
            JPY    Japanese Yen
            KRW    South Korean Won
            MXN    Mexican Peso
            MYR    Malaysian Ringgit
            NZD    New Zealand Dollar
            SGD    Singapore Dollar
            ZAR    South African Rand

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)


Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                        Treasuries                18.5%
                        Banks                      7.8
                        REITs -- Apartments        4.4
                        REITs -- Office            3.8
                        Electric                   3.8
                        REITs -- Regional Malls    3.6
                        Wirelines                  3.3
                        REITs -- Industrial        3.0
                        REITs -- Shopping Centers  2.7
                        Sovereigns                 2.6
                        REITs -- Hotels            2.0
                        Other, less than 2% each  42.0


                See accompanying notes to financial statements.

      NATIXIS MODERATE DIVERSIFIED PORTFOLIO* -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                                Value (+)
------------------------------------------------------------------------------------
Common Stocks -- 69.8% of Net Assets
             Aerospace & Defense -- 2.2%
       2,050 Alliant Techsystems, Inc.(b)(c)                         $       203,257
       3,306 Boeing Co. (The)                                                317,905
       3,300 DRS Technologies, Inc.(b)                                       188,991
       7,149 Honeywell International, Inc.                                   402,346
       2,050 L-3 Communications Holdings, Inc.(b)                            199,650
       7,600 Raytheon Co.                                                    409,564
       3,878 Rockwell Collins, Inc.(b)                                       273,942
                                                                     ---------------
                                                                           1,995,655
                                                                     ---------------
             Agriculture -- 0.3%
       4,354 Monsanto Co.                                                    294,069
                                                                     ---------------
             Apparel -- 1.0%
       5,239 Coach, Inc.(c)                                                  248,276
       5,373 Guess?, Inc.(b)                                                 258,119
       9,000 Onward Kashiyama Co., Ltd. (JPY)                                114,981
       2,752 Polo Ralph Lauren Corp.(b)                                      269,999
                                                                     ---------------
                                                                             891,375
                                                                     ---------------
             Athletic Footwear -- 0.6%
       2,517 Adidas AG (EUR)                                                 159,362
       7,000 NIKE, Inc., Class B(b)                                          408,030
                                                                     ---------------
                                                                             567,392
                                                                     ---------------
             Auto Manufacturers -- 0.4%
     230,000 Denway Motors, Ltd. (HKD)                                       107,952
       1,339 Hyundai Motor Co. (KRW)                                         105,804
      21,000 Isuzu Motors, Ltd. (JPY)                                        113,933
                                                                     ---------------
                                                                             327,689
                                                                     ---------------
             Auto Parts & Equipment -- 0.2%
       2,950 Autoliv, Inc.(b)                                                167,766
                                                                     ---------------
             Banks -- 3.3%
       9,311 Banco Santander Central Hispano SA, ADR                         171,136
      30,354 Bangkok Bank PCL (THB)                                          107,261
       1,568 Bank of Yokohama, Ltd., ADR                                     109,211
       2,184 BNP Paribas, ADR                                                129,948
       2,900 Comerica, Inc.(b)                                               172,463
       3,221 Commerzbank AG (EUR)                                            154,717
       2,009 DBS Group Holdings, Ltd., Sponsored ADR(b)                      119,536
       4,655 HBOS PLC (GBP)                                                   92,122
       1,279 HSBC Holdings PLC, Sponsored ADR                                117,374
       7,500 Huntington Bancshares, Inc.(b)                                  170,550
      21,000 Joyo Bank, Ltd. (The) (JPY)                                     130,648
       4,550 KeyCorp(b)                                                      156,202
       1,014 Kookmin Bank (KRW)                                               89,014
       3,650 Marshall & Ilsley Corp.(b)                                      173,849
      11,300 Mellon Financial Corp.(b)                                       497,200
     258,000 PT Bank Mandiri (IDR)                                            89,236
       6,678 Royal Bank of Scotland Group PLC (GBP)                           84,886
      11,509 Sumitomo Trust & Banking Co., Ltd. (The), Sponsored ADR         107,609
      17,437 UniCredito Italiano SpA (EUR)                                   156,469
       1,179 Westpac Banking Corp., Sponsored ADR(b)                         128,487
                                                                     ---------------
                                                                           2,957,918
                                                                     ---------------
             Beverages -- 0.8%
       4,300 Coca-Cola Co. (The)                                             224,933
       8,600 Constellation Brands, Inc.(b)(c)                                208,808
       2,600 Diageo PLC, Sponsored ADR                                       216,606
       2,927 Fomento Economico Mexicano, SAB de CV, Sponsored ADR            115,090
                                                                     ---------------
                                                                             765,437
                                                                     ---------------

   Shares    Description                                                          Value (+)
----------------------------------------------------------------------------------------------
             Biotechnology -- 0.3%
       4,614 Celgene Corp.(b)(c)                                               $       264,521
                                                                               ---------------
             Building Materials -- 0.3%
       4,162 Cemex SAB de CV, Sponsored ADR(c)                                         153,578
       4,200 JS Group Corp. (JPY)                                                       85,279
                                                                               ---------------
                                                                                       238,857
                                                                               ---------------
             Chemicals -- 1.4%
       2,538 Ciba Specialty Chemicals AG, Sponsored ADR                                 82,510
       9,100 Dow Chemical Co. (The)(b)                                                 402,402
       1,387 Lonza Group AG (CHF)                                                      127,856
       5,700 Lyondell Chemical Co.(b)                                                  211,584
       5,839 Mosaic Co. (The)(b)(c)                                                    227,838
       4,200 Sigma-Aldrich Corp.(b)                                                    179,214
                                                                               ---------------
                                                                                     1,231,404
                                                                               ---------------
             Commercial Services -- 0.6%
       3,800 Apollo Group, Inc., Class A(b)(c)                                         222,034
      42,000 Cosco Pacific, Ltd. (HKD)                                                 109,845
       4,800 R. R. Donnelley & Sons Co.(b)                                             208,848
                                                                               ---------------
                                                                                       540,727
                                                                               ---------------
             Computers -- 5.1%
       5,755 Apple, Inc.(c)                                                            702,340
      45,055 Dell, Inc.(c)                                                           1,286,320
      17,423 EMC Corp.(b)(c)                                                           315,356
      32,189 Hewlett-Packard Co.                                                     1,436,273
       3,250 International Business Machines Corp.(b)                                  342,063
       6,700 Seagate Technology(b)                                                     145,859
      64,900 Sun Microsystems, Inc.(c)                                                 341,374
                                                                               ---------------
                                                                                     4,569,585
                                                                               ---------------
             Distribution & Wholesale -- 0.4%
      10,637 Sumitomo Corp., Sponsored ADR(b)                                          191,466
       2,700 WESCO International, Inc.(b)(c)                                           163,215
                                                                               ---------------
                                                                                       354,681
                                                                               ---------------
             Diversified Financial Services -- 7.6%
      14,442 American Express Co.                                                      883,561
       5,900 Capital One Financial Corp.(b)                                            462,796
      15,358 Cattles PLC (GBP)                                                         120,894
         406 Chicago Mercantile Exchange Holdings, Inc.                                216,950
       3,350 CIT Group, Inc.                                                           183,680
       7,500 Citigroup, Inc.                                                           384,675
       1,561 Credit Suisse Group, Sponsored ADR                                        110,769
       2,832 Franklin Resources, Inc.                                                  375,155
       2,257 Goldman Sachs Group, Inc.                                                 489,205
       1,876 IGM Financial, Inc. (CAD)                                                  91,172
       2,289 IntercontinentalExchange, Inc.(b)(c)                                      338,429
      15,800 JPMorgan Chase & Co.                                                      765,510
      13,456 Man Group PLC (GBP)                                                       164,558
       2,937 MasterCard, Inc., Class A(b)                                              487,160
      15,650 Morgan Stanley                                                          1,312,722
       4,824 Nomura Holdings, Inc.                                                      93,682
       2,700 Promise Co., Ltd. (JPY)                                                    83,330
       5,044 T. Rowe Price Group, Inc.                                                 261,733
                                                                               ---------------
                                                                                     6,825,981
                                                                               ---------------
             Electric -- 1.1%
       3,500 Ameren Corp.                                                              171,535
       5,936 Companhia Energetica de Minas Gerais, Sponsored ADR                       125,250
      98,000 Datang International Power Generation Co., Ltd., Class H (HKD)(c)         151,402
       3,500 Edison International(b)                                                   196,420

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                             Value (+)
-----------------------------------------------------------------
             Electric -- continued
       3,200 Integrys Energy Group, Inc.(b)       $       162,336
       4,450 PPL Corp.(b)                                 208,215
                                                  ---------------
                                                        1,015,158
                                                  ---------------
             Electrical Components & Equipment -- 0.9%
       4,900 AMETEK, Inc.(b)                              194,432
       3,300 General Cable Corp.(b)(c)                    249,975
       3,500 Hubbell, Inc., Class B                       189,770
       1,003 Schneider Electric SA (EUR)                  141,357
                                                  ---------------
                                                          775,534
                                                  ---------------
             Electronics -- 0.2%
       4,500 Arrow Electronics, Inc.(b)(c)                172,935
                                                  ---------------
             Food -- 1.3%
       3,114 Carrefour SA (EUR)                           219,751
       4,600 Hormel Foods Corp.                           171,810
       3,400 J.M. Smucker Co. (The)                       216,444
       2,483 Loblaw Cos., Ltd. (CAD)                      121,091
       1,156 Nestle SA, Sponsored ADR                     110,571
       3,016 Royal Numico NV (EUR)                        157,280
       5,900 Smithfield Foods, Inc.(b)(c)                 181,661
         700 Supervalu, Inc.                               32,424
                                                  ---------------
                                                        1,211,032
                                                  ---------------
             Gas -- 0.1%
      21,000 Osaka Gas Co., Ltd. (JPY)                     78,116
                                                  ---------------
             Health Care - Capital Equipment -- 0.4%
       7,246 Thermo Fisher Scientific, Inc.(b)(c)         374,763
                                                  ---------------
             Health Care - Products -- 2.2%
       4,711 Baxter International, Inc.                   265,418
       2,600 Beckman Coulter, Inc.(b)                     168,168
       3,650 Cooper Cos., Inc. (The)(b)                   194,618
       2,900 Hillenbrand Industries, Inc.(b)              188,500
       3,400 Kinetic Concepts, Inc.(b)(c)                 176,698
       8,700 Medtronic, Inc.                              451,182
       1,375 Smith & Nephew PLC, Sponsored ADR             85,291
       4,960 St. Jude Medical, Inc.(c)                    205,790
       3,716 Stryker Corp.(b)                             234,443
                                                  ---------------
                                                        1,970,108
                                                  ---------------
             Health Care - Services -- 0.2%
       4,500 Lincare Holdings, Inc.(b)(c)                 179,325
                                                  ---------------
             Home Builders -- 0.4%
       5,600 Lennar Corp., Class A(b)                     204,736
       6,500 Pulte Homes, Inc.(b)                         145,925
                                                  ---------------
                                                          350,661
                                                  ---------------
             Household Products & Wares -- 0.8%
       3,550 Church & Dwight Co., Inc.(b)                 172,033
       4,500 Fortune Brands, Inc.(b)                      370,665
       1,600 Whirlpool Corp.(b)                           177,920
                                                  ---------------
                                                          720,618
                                                  ---------------
             Insurance -- 2.1%
       4,100 Aflac, Inc.                                  210,740
       2,650 Arch Capital Group, Ltd.(c)                  192,231
       3,903 Axa, Sponsored ADR(b)                        167,985
       4,000 Cincinnati Financial Corp.(b)                173,600
       5,700 HCC Insurance Holdings, Inc.(b)              190,437
       2,051 ING Groep NV, Sponsored ADR                   90,182
       2,700 Millea Holdings, Inc. (JPY)                  110,960

   Shares    Description                                         Value (+)
-----------------------------------------------------------------------------
             Insurance -- continued
      29,926 Old Mutual PLC (GBP)                             $       101,500
      18,800 Progressive Corp.                                        449,884
       3,900 Protective Life Corp.(b)                                 186,459
                                                              ---------------
                                                                    1,873,978
                                                              ---------------
             Internet -- 1.7%
       3,659 Amazon.com, Inc.(b)(c)                                   250,312
      13,119 eBay, Inc.(c)                                            422,170
       1,564 Google, Inc., Class A(c)                                 818,566
                                                              ---------------
                                                                    1,491,048
                                                              ---------------
             Iron & Steel -- 0.2%
       3,608 Evraz Group SA, GDR, 144A                                148,289
                                                              ---------------
             Leisure Time -- 1.2%
      13,900 Carnival Corp.(b)                                        677,903
       6,900 Harley-Davidson, Inc.(b)                                 411,309
                                                              ---------------
                                                                    1,089,212
                                                              ---------------
             Machinery - Diversified -- 0.9%
       2,583 Deere & Co.                                              311,871
       3,146 Terex Corp.(c)                                           255,770
       2,489 Textron, Inc.                                            274,064
                                                              ---------------
                                                                      841,705
                                                              ---------------
             Manufacturing -- 1.4%
       3,700 Cooper Industries, Ltd., Class A(b)                      211,233
       2,100 Eaton Corp.(b)                                           195,300
       7,200 Leggett & Platt, Inc.(b)                                 158,760
       2,100 Parker Hannifin Corp.(b)                                 205,611
       1,104 Siemens AG (EUR)                                         159,238
      10,000 Tyco International, Ltd.                                 337,900
                                                              ---------------
                                                                    1,268,042
                                                              ---------------
             Media -- 3.9%
       2,937 British Sky Broadcasting PLC, Sponsored ADR(b)           151,491
       3,100 Gannett Co., Inc.(b)                                     170,347
       3,365 Liberty Media Corp. - Capital, Series A(c)               395,993
       4,641 McGraw-Hill Cos., Inc. (The)                             315,959
      40,600 Time Warner, Inc.(b)                                     854,224
      20,800 Viacom, Inc., Class B(c)                                 865,904
       3,280 Vivendi (EUR)                                            141,659
      18,396 Walt Disney Co. (The)(b)                                 628,039
                                                              ---------------
                                                                    3,523,616
                                                              ---------------
             Metal Fabricate & Hardware -- 0.4%
       3,225 Precision Castparts Corp.                                391,386
                                                              ---------------
             Metals -- 0.9%
       2,843 Allegheny Technologies, Inc.(b)                          298,174
       4,600 Cameco Corp.(b)                                          233,404
       3,804 Freeport-McMoRan Copper & Gold, Inc.(b)                  315,047
                                                              ---------------
                                                                      846,625
                                                              ---------------
             Mining -- 0.5%
       3,511 BHP Billiton Ltd., Sponsored ADR(b)                      209,782
       4,728 Cia Vale do Rio Doce, Sponsored ADR                      178,246
         329 Mining and Metallurgical Co. Norilsk Nickel, ADR          73,038
                                                              ---------------
                                                                      461,066
                                                              ---------------
             Office & Business Equipment -- 0.4%
       1,991 Canon, Inc., Sponsored ADR                               116,752
      12,300 Xerox Corp.(c)                                           227,304
                                                              ---------------
                                                                      344,056
                                                              ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)

   Shares    Description                                    Value (+)
------------------------------------------------------------------------
             Oil & Gas -- 2.5%
       4,250 Anadarko Petroleum Corp.(b)                 $       220,957
       5,800 Chesapeake Energy Corp.(b)                          200,680
       4,500 Cimarex Energy Co.(b)                               177,345
       2,103 Eni SpA, Sponsored ADR                              152,152
       2,054 Gazprom, Sponsored ADR                               86,063
       3,400 Hess Corp.                                          200,464
       1,303 LUKOIL, Sponsored ADR                                99,288
       4,100 Newfield Exploration Co.(b)(c)                      186,755
       1,062 Petroleo Brasileiro SA, ADR                         128,789
       5,352 Southwestern Energy Co.(c)                          238,164
       2,002 Total SA, Sponsored ADR                             162,122
       6,601 XTO Energy, Inc.(b)                                 396,720
                                                         ---------------
                                                               2,249,499
                                                         ---------------
             Oil & Gas Services -- 0.4%
       4,296 Saipem SpA (EUR)                                    147,454
       4,900 Superior Energy Services, Inc.(b)(c)                195,608
                                                         ---------------
                                                                 343,062
                                                         ---------------
             Pharmaceuticals -- 2.6%
       2,082 AstraZeneca PLC, Sponsored ADR                      111,345
      12,824 Gilead Sciences, Inc.(b)(c)                         497,187
       2,921 GlaxoSmithKline PLC, Sponsored ADR                  152,973
       8,105 Merck & Co., Inc.                                   403,629
       8,300 Mylan Laboratories, Inc.(b)                         150,977
       2,858 Novartis AG, ADR                                    160,248
      11,942 Schering-Plough Corp.                               363,514
       7,000 Shionogi & Co., Ltd. (JPY)                          114,274
       1,600 Takeda Pharmaceutical Co., Ltd. (JPY)               103,440
       5,423 Wyeth                                               310,955
                                                         ---------------
                                                               2,368,542
                                                         ---------------
             Real Estate -- 0.8%
      12,541 CB Richard Ellis Group, Inc., Class A(b)(c)         457,746
       2,269 Jones Lang LaSalle, Inc.(b)                         257,532
                                                         ---------------
                                                                 715,278
                                                         ---------------
             REITs - Health Care -- 0.2%
       3,900 Ventas, Inc.(b)                                     141,375
                                                         ---------------
             REITs - Hotels -- 0.2%
       3,700 Hospitality Properties Trust(b)                     153,513
                                                         ---------------
             Restaurants -- 1.0%
      18,100 McDonald's Corp.                                    918,756
                                                         ---------------
             Retail -- 4.2%
      15,392 CVS Caremark Corp.                                  561,038
       6,450 Daiei, Inc. (JPY)(c)                                 68,206
       2,812 Folli - Follie SA (EUR)                             114,177
       7,600 Foot Locker, Inc.(b)                                165,680
      16,200 Home Depot, Inc.                                    637,470
       6,871 Kohl's Corp.(c)                                     488,047
       8,200 Limited Brands, Inc.(b)                             225,090
       3,600 Men's Wearhouse, Inc. (The)(b)                      183,852
       4,969 Nordstrom, Inc.(b)                                  254,015
       2,550 Sherwin-Williams Co. (The)(b)                       169,499
      36,567 Signet Group PLC (GBP)                               76,368
       6,300 TJX Cos., Inc.(b)                                   173,250
      13,600 Wal-Mart Stores, Inc.                               654,296
                                                         ---------------
                                                               3,770,988
                                                         ---------------
             Savings & Loans -- 0.5%
      11,300 Washington Mutual, Inc.(b)                          481,832
                                                         ---------------

  Shares     Description                                                        Value (+)
--------------------------------------------------------------------------------------------
             Semiconductors -- 3.2%
      53,300 Intel Corp.                                                      $    1,266,408
       7,395 NVIDIA Corp.(c)                                                         305,487
         216 Samsung Electronics Co., Ltd. (KRW)                                     132,333
       3,134 STMicroelectronics NV                                                    60,142
      10,718 Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR             119,296
      26,352 Texas Instruments, Inc.                                                 991,626
                                                                              --------------
                                                                                   2,875,292
                                                                              --------------
             Software -- 1.9%
       9,577 Adobe Systems, Inc.(c)                                                  384,516
       5,670 Autodesk, Inc.(b)(c)                                                    266,944
       4,500 Fair Isaac Corp.(b)                                                     180,540
       4,942 Fidelity National Information Services, Inc.(b)                         268,252
       2,063 Infosys Technologies, Ltd., Sponsored ADR                               103,934
      13,690 Microsoft Corp.                                                         403,444
       2,742 SAP AG (EUR)                                                            141,284
                                                                              --------------
                                                                                   1,748,914
                                                                              --------------
             Telecommunications -- 4.6%
       7,055 Alcatel-Lucent (EUR)                                                     99,114
       2,598 America Movil SAB de CV, Series L, ADR                                  160,894
       2,700 Anixter International, Inc.(b)(c)                                       203,067
      26,849 Cisco Systems, Inc.(c)                                                  747,745
      16,553 Corning, Inc.(c)                                                        422,929
      32,900 Motorola, Inc.                                                          582,330
       3,091 Neuf Cegetel (EUR)(c)                                                   121,489
      11,714 QUALCOMM, Inc.                                                          508,271
      44,200 Sprint Nextel Corp.(b)                                                  915,382
       5,621 Vodafone Group PLC, Sponsored ADR                                       189,034
      11,600 Windstream Corp.(b)                                                     171,216
                                                                              --------------
                                                                                   4,121,471
                                                                              --------------
             Textiles -- 0.2%
       2,100 Mohawk Industries, Inc.(b)(c)                                           211,659
                                                                              --------------
             Tobacco -- 0.2%
       2,400 Loews Corp. - Carolina Group                                            185,448
                                                                              --------------
             Toys, Games & Hobbies -- 0.2%
       3,672 Nintendo Co., Ltd., ADR                                                 167,810
                                                                              --------------
             Transportation -- 1.3%
       1,900 FedEx Corp.                                                             210,843
       8,500 Union Pacific Corp.                                                     978,775
                                                                              --------------
                                                                                   1,189,618
                                                                              --------------
             Water -- 0.1%
       1,828 Suez SA, ADR(b)                                                         104,781
                                                                              --------------
             Total Common Stocks (Identified Cost $54,318,516)                    62,868,168
                                                                              --------------

 Principal
  Amount
--------------------------------------------------------------------------------------------
Bonds and Notes -- 29.4%
             Asset Backed Securities -- 0.6%
$    100,000 Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3,
             3.100%, 3/10/2010                                                        98,465
     277,000 Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6,
             2.900%, 5/17/2010                                                       271,214
     195,000 Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3,
             5.804%, 7/25/2034(d)                                                    193,206
                                                                              --------------
                                                                                     562,885
                                                                              --------------
             Banks -- 0.2%
     150,000 JPMorgan Chase & Co.,
             5.150%, 10/01/2015                                                      142,634
                                                                              --------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)


  Principal
   Amount     Description                                                    Value (+)
-----------------------------------------------------------------------------------------
              Commercial Mortgage Backed Securities -- 1.8%
$     300,000 GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4,
              5.560%, 11/10/2039                                          $       293,450
      300,000 JP Morgan Chase Commercial Mortgage Securities Corp.,
              Series 2006-LDP7, Class A4,
              6.066%, 4/15/2045(d)                                                301,814
      190,000 LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5,
              4.739%, 7/15/2030                                                   177,492
      530,000 LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2,
              5.303%, 2/15/2040                                                   522,482
      300,000 LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
              6.097%, 6/15/2038(d)                                                302,187
                                                                          ---------------
                                                                                1,597,425
                                                                          ---------------
              Commercial Services -- 0.1%
       50,000 Equifax, Inc.,
              7.000%, 7/01/2037                                                    50,437
                                                                          ---------------
              Diversified Financial Services -- 3.7%
      275,000 American General Finance Corp.,
              5.375%, 10/01/2012(b)                                               271,342
      140,000 Bear Stearns Cos., Inc.,
              5.550%, 1/22/2017(b)                                                132,300
      295,000 Capital One Bank,
              6.500%, 6/13/2013                                                   302,978
       10,000 CIT Group, Inc.,
              5.650%, 2/13/2017                                                     9,473
      275,000 CIT Group, Inc.,
              5.800%, 7/28/2011(b)                                                274,281
       10,000 CIT Group, Inc.,
              5.850%, 9/15/2016(b)                                                  9,638
      130,000 Countrywide Financial Corp.,
              6.250%, 5/15/2016(b)                                                127,673
      600,000 General Electric Capital Corp., (MTN),
              6.000%, 6/15/2012                                                   610,701
      365,000 HSBC Finance Corp.,
              4.750%, 7/15/2013(b)                                                344,626
      630,000 John Deere Capital Corp.,
              4.500%, 8/22/2007                                                   629,337
      650,000 Morgan Stanley,
              4.750%, 4/01/2014(b)                                                606,995
                                                                          ---------------
                                                                                3,319,344
                                                                          ---------------
              Electric -- 0.5%
      330,000 Duke Energy Corp., Senior Note,
              4.200%, 10/01/2008                                                  324,867
      120,000 Progress Energy, Inc.,
              7.100%, 3/01/2011                                                   125,743
                                                                          ---------------
                                                                                  450,610
                                                                          ---------------
              Entertainment -- 0.3%
      180,000 Time Warner, Inc.,
              6.500%, 11/15/2036                                                  170,905
      130,000 Time Warner, Inc.,
              7.625%, 4/15/2031                                                   139,278
                                                                          ---------------
                                                                                  310,183
                                                                          ---------------
              Government Sponsored -- 2.4%
      950,000 Federal Home Loan Mortgage Corp.,
              4.625%, 2/21/2008                                                   945,548
    1,230,000 Federal National Mortgage Association,
              3.250%, 1/15/2008(b)                                              1,216,264
                                                                          ---------------
                                                                                2,161,812
                                                                          ---------------

  Principal
   Amount     Description                                   Value (+)
------------------------------------------------------------------------
              Insurance -- 0.1%
$     130,000 Willis North America, Inc.,
              6.200%, 3/28/2017                          $       127,295
                                                         ---------------
              Mortgage Related -- 16.0%
      338,296 FHLMC,
              4.000%, 5/01/2020                                  313,405
    1,087,927 FHLMC,
              4.500%, 6/01/2035                                  990,143
      228,514 FHLMC,
              5.500%, with various maturities to 2019(e)         225,596
       24,890 FHLMC,
              6.000%, 6/01/2035                                   24,784
      812,641 FHLMC,
              6.500%, with various maturities to 2035(e)         825,726
    1,430,000 FHLMC,
              5.500%, 9/01/2034                                1,379,056
    1,350,899 FNMA,
              4.000%, with various maturities to 2020(e)       1,251,039
      677,373 FNMA,
              4.500%, 9/01/2035                                  616,578
    3,571,668 FNMA,
              5.000%, with various maturities to 2036(e)       3,354,498
    2,978,215 FNMA,
              5.500%, with various maturities to 2035(e)       2,924,224
      283,887 FNMA,
              6.058%, 2/01/2037(d)                               286,086
      929,578 FNMA,
              6.500%, with various maturities to 2036(e)         944,551
    1,225,000 FNMA,
              6.000%, 12/01/2034                               1,211,601
      103,532 GNMA,
              6.500%, 10/20/2034                                 105,502
                                                         ---------------
                                                              14,452,789
                                                         ---------------
              Oil & Gas -- 0.1%
       15,000 Talisman Energy, Inc.,
              5.850%, 2/01/2037                                   13,240
       50,000 Talisman Energy, Inc.,
              6.250%, 2/01/2038(b)                                46,338
                                                         ---------------
                                                                  59,578
                                                         ---------------
              Pharmaceuticals -- 0.3%
      270,000 Cardinal Health, Inc.,
              5.850%, 12/15/2017(b)                              262,197
                                                         ---------------
              Pipelines -- 0.3%
      290,000 ONEOK Partners LP,
              6.150%, 10/01/2016                                 289,260
                                                         ---------------
              REITs - Apartments -- 0.3%
      305,000 ERP Operating LP,
              5.125%, 3/15/2016                                  287,973
                                                         ---------------
              Retail -- 0.1%
      130,000 J.C. Penney Corp., Inc.,
              6.375%, 10/15/2036                                 123,800
                                                         ---------------
              Technology -- 0.2%
      140,000 Pitney Bowes, Inc., (MTN),
              5.250%, 1/15/2037                                  132,190
                                                         ---------------
              Transportation -- 0.1%
      135,000 CSX Corp.,
              6.000%, 10/01/2036(b)                              126,033
                                                         ---------------

                See accompanying notes to financial statements.

Investments as of June 30, 2007 (Unaudited)


  Principal
   Amount     Description                                                           Value (+)
----------------------------------------------------------------------------------------------------
              Treasuries -- 1.5%
$     450,000 U.S. Treasury Bond,
              4.500%, 2/15/2036(b)                                               $       407,461
      335,000 U.S. Treasury Note,
              4.250%, 11/15/2013(b)                                                      322,516
      125,000 U.S. Treasury Note,
              4.500%, 2/15/2016(b)                                                       120,478
      265,000 U.S. Treasury Note,
              4.875%, 2/15/2012                                                          264,669
    1,080,000 U.S. Treasury STRIPS,
              Zero Coupon, 2/15/2036(b)                                                  254,839
                                                                                  ---------------
                                                                                       1,369,963
                                                                                  ---------------
              Wireless -- 0.3%
      130,000 Sprint Capital Corp.,
              6.875%, 11/15/2028                                                         123,742
      135,000 Vodafone Group PLC,
              6.150%, 2/27/2037                                                          125,589
                                                                                  ---------------
                                                                                         249,331
                                                                                  ---------------
              Wirelines -- 0.5%
      300,000 Embarq Corp.,
              7.995%, 6/01/2036(b)                                                       304,459
      125,000 Telefonica Emisones SAU,
              6.421%, 6/20/2016                                                          126,744
                                                                                  ---------------
                                                                                         431,203
                                                                                  ---------------
              Total Bonds and Notes (Identified Cost $27,123,035)                     26,506,942
                                                                                  ---------------
   Shares/
  Principal
   Amount
----------------------------------------------------------------------------------------------------
Short-Term Investments -- 28.1%
   22,298,551 State Street Securities Lending Quality Trust(f)                        22,298,551
$   2,990,381 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 6/29/2007 at 4.250% to be repurchased at
              $2,991,440 on 7/2/2007, collateralized by $2,495,000 U.S.
              Treasury Bond, 7.250% due 8/15/2022 valued at $3,062,613
              including accrued interest                                               2,990,381
                                                                                  ---------------
              Total Short-Term Investments (Identified Cost $25,288,932)              25,288,932
                                                                                  ---------------
              Total Investments -- 127.3% (Identified Cost $106,730,483)(a)          114,664,042
              Other assets less liabilities -- (27.3)%                               (24,573,072)
                                                                                  ---------------
              Total Net Assets -- 100%                                           $    90,090,970
                                                                                  ===============
            * Formerly IXIS Moderate Diversified Portfolio (See Note 8 of Notes to Financial
              Statements.)
          (+) See Note 2a of Notes to Financial Statements.
          (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the
              Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.
              Amortization of premium on debt securities is excluded for tax purposes.):
              At June 30, 2007, the net unrealized appreciation on investments based on a cost of
              $106,765,910 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                    $     9,200,648
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                         (1,302,516)
                                                                                  ---------------
              Net unrealized appreciation                                        $     7,898,132
                                                                                  ===============

    (b) All or a portion of this security was on loan to brokers at June 30, 2007.
    (c) Non-income producing security.
    (d) Variable rate security whose interest rate varies with changes in a designated base rate
        (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
    (e) The Fund's investment in mortgage related securities of the Federal Home Loan
        Mortgage Corporation, Federal National Mortgage Association and Government National
        Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
    (f) Represents investment of security lending collateral.
   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933.
        These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to
        $148,289 or 0.2% of net assets.
ADR/GDR An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a
        U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs & GDRs are significantly influenced by trading on exchanges not located in the United States.
  FHLMC Federal Home Loan Mortgage Corporation
   FNMA Federal National Mortgage Association
   GNMA Government National Mortgage Association
    MTN Medium Term Note
  REITs Real Estate Investment Trusts
 STRIPS Separate Trading of Registered Interest and Principal of Securities
    CAD Canadian Dollar
    CHF Swiss Franc
    EUR Euro
    GBP British Pound
    HKD Hong Kong Dollar
    IDR Indonesian Rupiah
    JPY Japanese Yen
    KRW South Korean Won
    THB Thailand Bhat

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

                      Mortgage Related               16.0%
                      Diversified Financial Services 11.3
                      Computers                       5.1
                      Telecommunications              4.6
                      Retail                          4.3
                      Media                           3.9
                      Banks                           3.5
                      Semiconductors                  3.2
                      Pharmaceuticals                 2.9
                      Oil & Gas                       2.6
                      Government Sponsored            2.4
                      Insurance                       2.2
                      Aerospace & Defense             2.2
                      Health Care--Products           2.2
                      Other, less than 2% each       32.8

                See accompanying notes to financial statements.

                     STATEMENTS OF ASSETS AND LIABILITIES


June 30, 2007 (Unaudited)

                                         Natixis Income          Natixis Moderate
                                     Diversified Portfolio*   Diversified Portfolio**
                                     ----------------------   -----------------------
                                     ---------------------     ---------------------
ASSETS
 Investments at cost                 $         199,103,979     $         106,730,483
 Net unrealized appreciation
   (depreciation)                               (3,477,456)                7,933,559
                                     ---------------------     ---------------------
   Investments at value (a)                    195,626,523               114,664,042
 Cash                                                   --                    75,098
 Foreign currency at value
   (identified cost $0, $5,571)                         --                     5,583
 Receivable for Fund shares sold                 1,030,361                    33,450
 Receivable for securities sold                  1,754,968                   577,078
 Dividends and interest receivable               1,355,927                   275,021
 Tax reclaims receivable                               594                     6,041
 Securities lending income
   receivable                                        3,953                     1,755
                                     ---------------------     ---------------------
   TOTAL ASSETS                                199,772,326               115,638,068
                                     ---------------------     ---------------------
LIABILITIES
 Collateral on securities loaned,
   at value (Note 2)                            39,924,194                22,298,551
 Payable for securities purchased                  877,965                 2,638,037
 Payable for Fund shares redeemed                  138,524                   483,560
 Management fees payable (Note 4)                   87,535                    56,200
 Deferred Trustees' fees (Note 4)                   13,588                    32,632
 Administrative fees payable (Note
   4)                                                9,879                     8,419
 Other accounts payable and
   accrued expenses                                 52,854                    29,699
                                     ---------------------     ---------------------
   TOTAL LIABILITIES                            41,104,539                25,547,098
                                     ---------------------     ---------------------
NET ASSETS                           $         158,667,787     $          90,090,970
                                     =====================     =====================
NET ASSETS CONSIST OF:
 Paid-in capital                     $         161,395,538     $          78,442,118
 Undistributed (overdistributed)
   net investment income (loss)                   (133,105)                 (184,213)
 Accumulated net realized gain on
   investments and foreign
   currency transactions                           880,189                 3,899,874
 Net unrealized appreciation
   (depreciation) on investments
   and foreign currency
   translations                                 (3,474,835)                7,933,191
                                     ---------------------     ---------------------
NET ASSETS                           $         158,667,787     $          90,090,970
                                     =====================     =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                        $          68,413,839     $          25,368,793
                                     =====================     =====================
   Shares of beneficial interest                 6,304,477                 2,233,665
                                     =====================     =====================
   Net asset value and redemption
    price per share                  $               10.85     $               11.36
                                     =====================     =====================
   Offering price per share
    (100/[100-maximum sales
    charge] of net asset value)
    (Note 1)                         $               11.36     $               12.05
                                     =====================     =====================
 Class C shares: (redemption price
   per share is equal to net asset
   value less any applicable
   contingent deferred sales
   charge) (Note 1)
   Net assets                        $          90,253,948     $          64,722,177
                                     =====================     =====================
   Shares of beneficial interest                 8,340,938                 5,717,893
                                     =====================     =====================
   Net asset value and offering
    price per share                  $               10.82     $               11.32
                                     =====================     =====================
(a) Including securities on loan
 with market values of:              $          39,058,835     $          21,808,758
                                     =====================     =====================

* Formerly IXIS Income Diversified Portfolio (See Note 8 of Notes to Financial Statements).
** Formerly IXIS Moderate Diversified Portfolio (See Note 8 of Notes to
   Financial Statements).

                See accompanying notes to financial statements.

                           STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)


                                                                                                Natixis Income
                                                                                            Diversified Portfolio*
                                                                                            ----------------------
                                                                                            ---------------------
INVESTMENT INCOME
  Dividends                                                                                 $           1,070,687
  Interest                                                                                              2,261,257
  Securities lending income (Note 2)                                                                       12,305
  Less net foreign taxes withheld                                                                          (1,572)
                                                                                            ---------------------
                                                                                                        3,342,677
                                                                                            ---------------------
  Expenses
   Management fees (Note 4)                                                                               359,841
   Service fees - Class A (Note 4)                                                                         71,068
   Service and distribution fees - Class C (Note 4)                                                       369,986
   Trustees' fees and expenses (Note 4)                                                                     8,522
   Administrative fees (Note 4)                                                                            45,032
   Custodian fees and expenses                                                                             27,818
   Transfer agent fees and expenses - Class A                                                              22,871
   Transfer agent fees and expenses - Class C                                                              31,132
   Audit fees                                                                                              19,245
   Legal fees                                                                                               4,989
   Shareholder reporting expenses                                                                          38,448
   Registration fees                                                                                       11,666
   Expense waiver recapture - Class A (Note 4)                                                              8,288
   Expense waiver recapture - Class C (Note 4)                                                              7,876
   Miscellaneous expenses                                                                                   4,036
                                                                                            ---------------------
  Total expenses                                                                                        1,030,818
   Less reimbursement/waiver (Note 4)                                                                      (3,827)
                                                                                            ---------------------
  Net expenses                                                                                          1,026,991
                                                                                            ---------------------
  Net investment income                                                                                 2,315,686
                                                                                            ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
   Investments - net                                                                                      909,940
   Foreign currency transactions - net                                                                      3,050
  Change in unrealized appreciation (depreciation) on:
   Investments - net                                                                                   (6,752,535)
   Foreign currency translations - net                                                                      2,045
                                                                                            ---------------------
  Net realized and unrealized gain (loss) on investments and foreign currency transactions             (5,837,500)
                                                                                            ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $          (3,521,814)
                                                                                            =====================

                                                                                               Natixis Moderate
                                                                                            Diversified Portfolio**
                                                                                            -----------------------
                                                                                             ---------------------
INVESTMENT INCOME
  Dividends                                                                                  $             500,903
  Interest                                                                                                 715,886
  Securities lending income (Note 2)                                                                        13,347
  Less net foreign taxes withheld                                                                          (18,218)
                                                                                             ---------------------
                                                                                                         1,211,918
                                                                                             ---------------------
  Expenses
   Management fees (Note 4)                                                                                347,574
   Service fees - Class A (Note 4)                                                                          31,973
   Service and distribution fees - Class C (Note 4)                                                        335,538
   Trustees' fees and expenses (Note 4)                                                                      8,556
   Administrative fees (Note 4)                                                                             27,584
   Custodian fees and expenses                                                                              50,787
   Transfer agent fees and expenses - Class A                                                                9,926
   Transfer agent fees and expenses - Class C                                                               25,168
   Audit fees                                                                                               23,269
   Legal fees                                                                                                1,440
   Shareholder reporting expenses                                                                           25,368
   Registration fees                                                                                        14,943
   Expense waiver recapture - Class A (Note 4)                                                                  --
   Expense waiver recapture - Class C (Note 4)                                                                  --
   Miscellaneous expenses                                                                                    8,680
                                                                                             ---------------------
  Total expenses                                                                                           910,806
   Less reimbursement/waiver (Note 4)                                                                           --
                                                                                             ---------------------
  Net expenses                                                                                             910,806
                                                                                             ---------------------
  Net investment income                                                                                    301,112
                                                                                             ---------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
  Realized gain (loss) on:
   Investments - net                                                                                     4,155,613
   Foreign currency transactions - net                                                                         128
  Change in unrealized appreciation (depreciation) on:
   Investments - net                                                                                       986,641
   Foreign currency translations - net                                                                        (533)
                                                                                             ---------------------
  Net realized and unrealized gain (loss) on investments and foreign currency transactions               5,141,849
                                                                                             ---------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $           5,442,961
                                                                                             =====================


* Formerly IXIS Income Diversified Portfolio (See Note 8 of Notes to Financial Statements).
** Formerly IXIS Moderate Diversified Portfolio (See Note 8 of Notes to
   Financial Statements).

                See accompanying notes to financial statements.

                      STATEMENTS OF CHANGES IN NET ASSETS



                          Natixis Income Diversified Portfolio*       Natixis Moderate Diversified Portfolio**
                      --------------------------------------------  --------------------------------------------
                         Six Months Ended                              Six Months Ended
                          June 30, 2007           Year Ended            June 30, 2007             Year Ended
                           (Unaudited)         December 31, 2006         (Unaudited)           December 31, 2006
                      ---------------------  ---------------------  ---------------------    ---------------------
                      ---------------------  ---------------------  ---------------------    ---------------------
FROM OPERATIONS:
 Net investment
   income             $           2,315,686  $             736,227  $             301,112    $             965,259
 Net realized gain
   on investments
   and foreign
   currency
   transactions                     912,990                277,524              4,155,741                7,594,048
 Net change in
   unrealized
   appreciation
   (depreciation)
   on investments
   and foreign
   currency
   translations                  (6,750,490)             3,242,111                986,108                 (637,439)
                      ---------------------  ---------------------  ---------------------    ---------------------
 Net increase
   (decrease) in
   net assets
   resulting from
   operations                    (3,521,814)             4,255,862              5,442,961                7,921,868
                      ---------------------  ---------------------  ---------------------    ---------------------
FROM DISTRIBUTIONS
 TO SHAREHOLDERS:
 Net investment
   income
   Class A                       (1,167,028)              (509,270)              (180,132)                (578,602)
   Class C                       (1,274,818)              (402,946)              (220,316)                (854,233)
 Net realized
   capital gain
   Class A                          (20,685)               (42,371)              (145,954)              (1,935,693)
   Class C                          (27,276)               (54,527)              (382,791)              (5,108,891)
                      ---------------------  ---------------------  ---------------------    ---------------------
 Total distributions             (2,489,807)            (1,009,114)              (929,193)              (8,477,419)
                      ---------------------  ---------------------  ---------------------    ---------------------
NET INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 CAPITAL SHARE
 TRANSACTIONS (NOTE
 7)                              78,535,395             77,785,017            (13,141,302)             (36,902,749)
                      ---------------------  ---------------------  ---------------------    ---------------------
 Net increase
   (decrease) in
   net assets                    72,523,774             81,031,765             (8,627,534)             (37,458,300)
                      ---------------------  ---------------------  ---------------------    ---------------------
NET ASSETS
 Beginning of the
   period                        86,144,013              5,112,248             98,718,504              136,176,804
                      ---------------------  ---------------------  ---------------------    ---------------------
 End of the period    $         158,667,787  $          86,144,013  $          90,090,970    $          98,718,504
                      =====================  =====================  =====================    =====================
UNDISTRIBUTED
 (OVERDISTRIBUTED)
 NET INVESTMENT
 INCOME (LOSS)        $            (133,105) $              (6,945) $            (184,213)   $             (84,877)
                      =====================  =====================  =====================    =====================


* Formerly IXIS Income Diversified Portfolio (See Note 8 of Notes to Financial Statements).
** Formerly IXIS Moderate Diversified Portfolio (See Note 8 of Notes to
   Financial Statements).

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.

                                                    Income (loss) from investment operations:
                                                    ---------------------------------------
                                         Net asset
                                          value,        Net         Net realized
                                         beginning   investment    and unrealized Total from
                                            of         income      gain (loss) on investment
                                          period     (loss) (b)     investments   operations
                                         ---------- ----------     -------------- ----------
NATIXIS INCOME DIVERSIFIED PORTFOLIO*
   Class A
  6/30/2007(l)                           $    11.15 $     0.22       $    (0.30)  $    (0.08)
  12/31/2006                                  10.07       0.29             1.12         1.41
  12/31/2005(h)                               10.00       0.04             0.08         0.12
   Class C
  6/30/2007(l)                                11.12       0.18            (0.30)       (0.12)
  12/31/2006                                  10.07       0.22             1.09         1.31
  12/31/2005(h)                               10.00       0.04             0.07         0.11
NATIXIS MODERATE DIVERSIFIED PORTFOLIO**
   Class A
  6/30/2007(l)                           $    10.82 $     0.07       $     0.62   $     0.69
  12/31/2006                                  10.94       0.15             0.74         0.89
  12/31/2005                                  10.70       0.07             0.30         0.37
  12/31/2004(e)                               10.00       0.03(i)          0.69         0.72
   Class C
  6/30/2007(l)                                10.79       0.02             0.62         0.64
  12/31/2006                                  10.90       0.07             0.75         0.82
  12/31/2005                                  10.67      (0.01)            0.30         0.29
  12/31/2004(e)                               10.00       0.01(i)          0.67         0.68

                                                     Less distributions:
                                         -------------------------------------------

                                           Dividends    Distributions
                                              from        from net
                                         net investment   realized          Total
                                             income     capital gains   distributions
                                         -------------- -------------   -------------
NATIXIS INCOME DIVERSIFIED PORTFOLIO*
   Class A
  6/30/2007(l)                             $    (0.22)   $    (0.00)(g)  $    (0.22)
  12/31/2006                                    (0.32)        (0.01)          (0.33)
  12/31/2005(h)                                 (0.05)           --           (0.05)
   Class C
  6/30/2007(l)                                  (0.18)        (0.00)(g)       (0.18)
  12/31/2006                                    (0.25)        (0.01)          (0.26)
  12/31/2005(h)                                 (0.04)           --           (0.04)
NATIXIS MODERATE DIVERSIFIED PORTFOLIO**
   Class A
  6/30/2007(l)                             $    (0.08)   $    (0.07)     $    (0.15)
  12/31/2006                                    (0.20)        (0.81)          (1.01)
  12/31/2005                                    (0.08)        (0.05)          (0.13)
  12/31/2004(e)                                 (0.02)           --           (0.02)
   Class C
  6/30/2007(l)                                  (0.04)        (0.07)          (0.11)
  12/31/2006                                    (0.12)        (0.81)          (0.93)
  12/31/2005                                    (0.01)        (0.05)          (0.06)
  12/31/2004(e)                                 (0.01)           --           (0.01)

* Formerly IXIS Income Diversified Portfolio (See Note 8 of Notes to Financial Statements).
** Formerly IXIS Moderate Diversified Portfolio (See Note 8 of Notes to
   Financial Statements).
(a)A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(b)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(c)The investment adviser agreed to reimburse a portion of the Portfolio's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, if applicable, expenses would have been higher.
(d)Had certain expenses not been reduced during the period, if applicable, total return would have been lower.
(e)For the period July 15, 2004 (inception) through December 31, 2004.
(f)Computed on an annualized basis for periods less than one year.
(g)Amount rounds to less than $0.01 per share, if applicable.

                See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                  -------------------------------------

                      Net assets,
Net asset    Total      end of       Gross         Net      Net investment Portfolio
value, end   return     period      expenses     expenses   income (loss)  turnover
of period  (%) (a)(d)   (000's)     (%) (f)     (%) (c)(f)     (%) (f)     rate (%)
---------- ---------- ----------- ---------    ----------   -------------- ---------
$    10.85      (0.8) $   68,414       1.15(k)      1.15(k)        3.97           20
     11.15      14.2      37,117       1.30         1.25           2.72           52
     10.07       1.2       5,074       9.57         1.25           3.61            2
     10.82      (1.1)     90,254       1.90(k)      1.89(k)        3.21           20
     11.12      13.3      49,027       2.05         2.00           2.02           52
     10.07       1.1          39      10.31         2.00           3.25            2
$    11.36       6.4  $   25,369       1.42          N/A           1.19           41
     10.82       8.4      26,978       1.31         1.31           1.38           89
     10.94       3.5      47,908       1.59(j)      1.58(j)        0.62           88
     10.70       7.2      25,660       3.51         1.65           0.71(i)        33
     11.32       6.0      64,722       2.17          N/A           0.44           41
     10.79       7.6      71,740       2.06         2.06           0.63           89
     10.90       2.7      88,269       2.33(j)      2.32(j)       (0.13)          88
     10.67       6.8      47,173       4.26         2.40           0.12(i)        33

(h)For the period November 17, 2005 (inception) through December 31, 2005.
(i)Includes special one-time distribution from Microsoft Corp. Without this distribution, net investment loss per share would have been $0.02 and $(0.01) for Class A and Class C shares, respectively, and the ratio of net investment loss to average net assets would have been 0.51% and (0.14)% for Class A and Class C shares, respectively.
(j)Includes payment of expense waiver recapture of 0.22%.
(k)Includes payment of expense waiver recapture of 0.03% and 0.02% for Class A and Class C, respectively.
(l)For the six months ended June 30, 2007 (Unaudited).

                         NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

1. Organization. Natixis Funds Trust I and Natixis Funds Trust III (formerly IXIS Advisor Funds Trust I and IXIS Advisor Funds Trust III) (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end investment management company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. Information presented in these financial statements pertains to certain Diversified Portfolios of the Trusts; the financial statements for the other funds of the Trusts are presented in separate reports. The following Portfolios (individually, a "Portfolio" and collectively, the "Portfolios") are included in this report:

Natixis Funds Trust I:
Natixis Income Diversified Portfolio (formerly IXIS Income Diversified Portfolio) (the "Income Diversified Portfolio")

Natixis Funds Trust III:
Natixis Moderate Diversified Portfolio (formerly IXIS Moderate Diversified Portfolio) (the "Moderate Diversified Portfolio")

Each Portfolio offers Class A and Class C shares. Class A shares of the Moderate Diversified Portfolio are sold with a maximum front- end sales charge of 5.75% and Class A shares of Income Diversified Portfolio are sold with a maximum front-end sales charge of 4.50%. Class C shares do not pay a front-end sales charge, pay higher ongoing 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge ("CDSC") of 1.00% if those shares are redeemed within one year.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including the Rule 12b-1 service and distribution fees). In addition, each Class votes as a Class only with respect to its own Rule 12b-1 Plan. Shares of each Class would receive their pro rata share of the net assets of a fund if the fund were liquidated. The Trustees approve separate dividends from net investment income on each Class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements. The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Portfolios by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolios may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolios' subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

Certain Portfolios may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Portfolios may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolios calculates their net asset values.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Portfolio is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Portfolio.

c. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

June 30, 2007 (Unaudited)


Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Portfolio may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Portfolio may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the price of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Forward Foreign Currency Contracts. Each Portfolio may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Portfolio's investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Portfolios' Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Portfolio has committed to buy or sell represents the aggregate exposure to each currency a Portfolio has acquired or hedged through currency contracts outstanding at period end.

All contracts are "marked-to-market" daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2007, there were no open forward currency contracts.

e. Federal and Foreign Income Taxes. The Trusts treat each Portfolio as a separate entity for federal income tax purposes. Each Portfolio intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Management has performed an analysis of each Portfolio's tax positions taken on federal and state tax returns that remain subject to examinations (tax years ended December 31, 2004 - 2006) and has concluded that no provisions for income tax are required. Fund Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios.

A Portfolio may be subject to foreign taxes on income and gains on investments that are accrued based upon the Portfolio's understanding of the tax rules and regulations that exist in the countries in which the Portfolio invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as paydowns on mortgage-backed securities, net operating losses and premium amortization accruals. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, wash sales, distributions from Real Estate Investment Trusts ("REITs"), gains realized from passive foreign investment companies, and premium amortization. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

Tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended
December 31, 2006 was as follows:

                                         2006 Distributions Paid From:
       -                              -----------------------------------
                                       Ordinary    Long-Term
       Fund                             Income   Capital Gains   Total
       ----                             ------   -------------   -----
       Income Diversified Portfolio   $  919,018  $   90,096   $1,009,114
       Moderate Diversified Portfolio  3,620,095   4,857,324    8,477,419

g. Repurchase Agreements. Each Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby

June 30, 2007 (Unaudited)

the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio's ability to dispose of the underlying securities.

h. Securities Lending. The Portfolios have entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Portfolios, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non- U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Portfolios may bear the risk of loss with respect to the investment of the collateral. The Portfolios invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Portfolios and State Street Bank as lending agent.The market value of securities on loan to borrowers and the value of collateral held by the Portfolios with respect to such loans at June 30, 2007 were as follows:

                                     Market Value of
     Fund                           Securities on Loan Value of Collateral
     ----                           ------------------ -------------------
     Income Diversified Portfolio      $39,058,835         $39,924,194
     Moderate Diversified Portfolio     21,808,758          22,298,551

i. Delayed Delivery Commitments. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

j. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

k. New Accounting Pronouncements. In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Funds' financial statements.

3. Purchases and Sales of Securities. For the six months ended June 30, 2007, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

                                 U.S. Government and
                                  Agency Securities       Other Securities
 -                              ---------------------- -----------------------
 Fund                            Purchases    Sales     Purchases     Sales
 ----                            ---------    -----     ---------     -----
 Income Diversified Portfolio   $13,612,219 $5,011,740 $92,193,048 $19,740,662
 Moderate Diversified Portfolio   9,151,947  7,270,163  28,537,779  40,954,169

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Natixis Asset Management Advisors, L.P. ("Natixis Advisors") (formerly IXIS Asset Management Advisors, L.P.) serves as investment adviser to each Portfolio. Under the terms of the management agreements, each Portfolio pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Portfolio's average daily net assets:

                                             Percentage of Average
                                               Daily Net Assets
              -                              --------------------
                                               First       Over
              Fund                           $1 billion $1 billion
              ----                           ---------- ----------
              Income Diversified Portfolio      0.55%      0.50%
              Moderate Diversified Portfolio    0.75%      0.70%

June 30, 2007 (Unaudited)

Effective at the close of business on August 3, 2007, the Moderate Diversified Portfolio will pay a management fee at the following rates:

                                             Percentage of Average
                                               Daily Net Assets
              -                              --------------------
                                               First       Over
              Fund                           $1 billion $1 billion
              ----                           ---------- ----------
              Moderate Diversified Portfolio    0.70%      0.65%

Natixis Advisors has entered into subadvisory agreements for each Portfolio as listed below.

Income Diversified Portfolio   AEW Management and Advisors, L.P. ("AEW")
                               Loomis, Sayles & Company, L.P. ("Loomis Sayles")
Moderate Diversified Portfolio Dreman Value Management, LLC ("Dreman")
                               Hansberger Global Investors, Inc. ("Hansberger")
                               Harris Associates, L.P. ("Harris Associates")
                               Loomis Sayles

On June 1, 2007, the Board of Trustees of Natixis Advisor Funds Trust III approved the termination of the interim subadvisory agreement among the Trust, on behalf of Natixis Moderate Diversified Portfolio, Natixis Advisors and Hansberger. Effective at the close of business on August 3, 2007, the segment of the Portfolio subadvised by Hansberger will be advised by Natixis Advisors, through its division Active Investment Advisors without a subadviser.

Payments to Natixis Advisors are reduced in the amount of payments to the subadvisors. Natixis Advisors voluntarily agreed to waive a portion of the management fee it retains for the Income Diversified Portfolio after payment to subadvisers.

Natixis Advisors has given binding undertakings to the Portfolios to defer its management fees, and/or reimburse certain expenses associated with these Portfolios to limit their operating expenses. These undertakings are in effect until April 30, 2008 and will be reevaluated on an annual basis. For the six months ended June 30, 2007, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                                Expense Limit as a
                                                Percentage of Average
                                                Daily Net Assets
                 -                              --------------------
                 Fund                           Class A    Class C
                 ----                           -------    -------
                 Income Diversified Portfolio    1.25%      2.00%
                 Moderate Diversified Portfolio  1.45%      2.20%

For the six months ended June 30, 2007, the management fees and waivers of management fees for each Portfolio were as follows:

                                                                  Percentage of
                                                                  Average Daily Net
                                   Gross    Waiver of     Net       Assets
  -                              Management Management Management ----------------
  Fund                              Fee        Fee        Fee     Gross     Net
  ----                           ---------- ---------- ---------- -----     ---
  Income Diversified Portfolio    $359,841    $3,827    $356,014  0.55%    0.54%
  Moderate Diversified Portfolio   347,574        --     347,574  0.75%    0.75%

For the six months ended June 30, 2007, no expenses have been reimbursed to the Portfolios.

Natixis Advisors is permitted to recover expenses it has borne under the expense limitation agreement (whether through a reduction of its management fee or otherwise) on a Class basis in later periods to the extent the expenses of a Class fall below a Class' expense limits, provided, however, that a Class is not obligated to pay such deferred fees/expenses more than one year after the end of the fiscal year in which the fee/expense was deferred. The amounts subject to possible reimbursement under the expense limitation agreements at June 30, 2007 were as follows:

                                           Expenses Subject to Possible
                                             Reimbursement until
                                              December 31, 2007
              -                            ----------------------------
              Fund                         Class A   Class C    Total
              ----                         -------   -------    -----
              Income Diversified Portfolio $8,288    $7,876    $16,164

June 30, 2007 (Unaudited)


Certain officers and directors of Natixis Advisors and its affiliates are also Trustees of the Portfolios. Natixis Advisors, Hansberger, Harris Associates, Loomis Sayles and AEW are subsidiaries of Natixis Global Asset Management, L.P. ("Natixis US") (formerly IXIS Asset Management US Group, L.P.), which is part of Natixis Global Asset Management (formerly IXIS Asset Management Group), an international asset management group based in Paris, France.

b. Administrative Expense. Natixis Advisors provides certain administrative services for the Portfolios and has subcontracted with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II (formerly IXIS Advisor Funds Trust II), Natixis Funds Trust III, Natixis Funds Trust IV (formerly IXIS Advisor Funds Trust IV), Natixis Cash Management Trust (formerly IXIS Advisor Cash Management Trust) ("Natixis Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and Natixis Advisors (the "Administrative Services Agreement"), each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

Effective July 1, 2007, pursuant to an amendment to the Administrative Services Agreement, each Fund will pay Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, 0.0500% of the next $20 billion, and 0.0450% of such assets in excess of $30 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $5 million, which is reevaluated on an annual basis.

New funds are subject to an annual fee of $50,000 plus $12,500 per class and an additional $50,000 if managed by multiple sub-advisers in their first calendar year of operations.

For the six months ended June 30, 2007, amounts paid to Natixis Advisors for administrative fees were as follows:

                                                Administrative
                 Fund                                Fees
                 ----                                ----
                 Income Diversified Portfolio      $45,032
                 Moderate Diversified Portfolio    $27,584

c. Service and Distribution Fees. The Trusts have entered into a distribution agreement with Natixis Distributors, L.P. ("Natixis Distributors") (formerly IXIS Asset Management Distributors, L.P.), a wholly-owned subsidiary of Natixis US Group. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Portfolios.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Portfolio's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to each Portfolio's Class C shares (the "Class C Plan").

Under the Class A Plan, each Portfolio pays Natixis Distributors a monthly service fee at the annual rate not to exceed 0.25% of the average daily net assets attributable to the Portfolio's Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, each Portfolio pays Natixis Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Portfolio's Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, each Portfolio pays Natixis Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Portfolio's Class C shares, as compensation for services provided and expenses incurred by Natixis Distributors in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2007, the Portfolios paid the following service and distribution fees:

                                         Service Fee    Distribution Fee
        -                              ---------------- ----------------
        Fund                           Class A Class C      Class C
        ----                           ------- -------      -------
        Income Diversified Portfolio   $71,068 $277,490     $92,496
        Moderate Diversified Portfolio  31,973  251,654      83,884

June 30, 2007 (Unaudited)


d. Commissions. The Portfolios have been informed that commissions (including CDSCs) on Portfolio shares paid to Natixis Distributors by investors in shares of the Portfolios during the six months ended June 30, 2007 were as follows:

                   Fund                           Commission
                   ----                           ----------
                   Income Diversified Portfolio    $27,211
                   Moderate Diversified Portfolio    4,084

e. Trustees Fees and Expenses. The Portfolios do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each Independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each Contract Review and Governance Committee member is compensated $4,000 for each Committee meeting that he or she attends in person and $2,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $5,000 for each Committee meeting that he or she attends in person and $2,500 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Portfolio or certain other Funds of the Natixis Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

5. Line of Credit. Each Portfolio, together with certain other Funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to each participating Portfolio based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating Portfolios based on their average daily unused portion of the line of credit. For the six months ended June 30, 2007, the Portfolios had no borrowings under this agreement.

6. Broker Commission Recapture. Each Portfolio has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Portfolios under such agreements and are included in realized gains in the Statements of Operations. For the six months ended June 30, 2007, amounts rebated under these agreements were as follows:

                     Fund                           Rebates
                     ----                           -------
                     Income Diversified Portfolio   $  319
                     Moderate Diversified Portfolio  2,864

7. Capital Shares. Each Portfolio may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

                                                                           Six Months Ended
                                                                             June 30, 2007
                                                                 ------------------------------------
Income Diversified Portfolio                                           Shares             Amount
--------------------------------------------------------------   -----------------  -----------------
Class A
   Issued from the sale of shares                                        4,191,670  $      47,655,996
   Issued in connection with the reinvestment of distributions              58,093            647,106
                                                                 -----------------  -----------------
                                                                         4,249,763         48,303,102
   Redeemed                                                             (1,273,894)       (14,232,318)
                                                                 -----------------  -----------------
   Net change                                                            2,975,869  $      34,070,784
                                                                 -----------------  -----------------
Class C
   Issued from the sale of shares                                        4,180,980  $      47,224,937
   Issued in connection with the reinvestment of distributions              30,112            335,125
                                                                 -----------------  -----------------
                                                                         4,211,092         47,560,062
   Redeemed                                                               (277,105)        (3,095,451)
                                                                 -----------------  -----------------
   Net change                                                            3,933,987  $      44,464,611
                                                                 -----------------  -----------------
   Increase (decrease) from capital share transactions                   6,909,856  $      78,535,395
                                                                 =================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Income Diversified Portfolio                                          Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                       2,937,015  $      31,558,801
   Issued in connection with the reinvestment of distributions             16,837            182,050
                                                                 ----------------  -----------------
                                                                        2,953,852         31,740,851
   Redeemed                                                              (129,023)        (1,389,673)
                                                                 ----------------  -----------------
   Net change                                                           2,824,829  $      30,351,178
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                       4,465,827  $      48,112,171
   Issued in connection with the reinvestment of distributions              7,732             83,528
                                                                 ----------------  -----------------
                                                                        4,473,559         48,195,699
   Redeemed                                                               (70,456)          (761,860)
                                                                 ----------------  -----------------
   Net change                                                           4,403,103  $      47,433,839
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                  7,227,932  $      77,785,017
                                                                 ================  =================

June 31, 2007 (Unaudited)

                                                                           Six Months Ended
                                                                            June 30, 2007
                                                                 -----------------------------------
Moderate Diversified Portfolio                                        Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         191,544  $       2,159,125
   Issued in connection with the reinvestment of distributions              9,735            109,170
                                                                 ----------------  -----------------
                                                                          201,279          2,268,295
   Redeemed                                                              (460,363)        (5,123,861)
                                                                 ----------------  -----------------
   Net change                                                            (259,084) $      (2,855,566)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                         258,013  $       2,887,559
   Issued in connection with the reinvestment of distributions              5,932             66,566
                                                                 ----------------  -----------------
                                                                          263,945          2,954,125
   Redeemed                                                            (1,197,664)       (13,239,861)
                                                                 ----------------  -----------------
   Net change                                                            (933,719) $     (10,285,736)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (1,192,803) $     (13,141,302)
                                                                 ================  =================

                                                                              Year Ended
                                                                          December 31, 2006
                                                                 -----------------------------------
Moderate Diversified Portfolio                                        Shares             Amount
--------------------------------------------------------------   ----------------  -----------------
Class A
   Issued from the sale of shares                                         437,927  $       4,810,568
   Issued in connection with the reinvestment of distributions             74,265            799,936
                                                                 ----------------  -----------------
                                                                          512,192          5,610,504
   Redeemed                                                            (2,398,348)       (26,497,879)
                                                                 ----------------  -----------------
   Net change                                                          (1,886,156) $     (20,887,375)
                                                                 ----------------  -----------------
Class C
   Issued from the sale of shares                                       1,242,388  $      13,607,078
   Issued in connection with the reinvestment of distributions             51,743            555,646
                                                                 ----------------  -----------------
                                                                        1,294,131         14,162,724
   Redeemed                                                            (2,736,976)       (30,178,098)
                                                                 ----------------  -----------------
   Net change                                                          (1,442,845) $     (16,015,374)
                                                                 ----------------  -----------------
   Increase (decrease) from capital share transactions                 (3,329,001) $     (36,902,749)
                                                                 ================  =================

8. Subsequent Events. Effective August 1, 2007, the name of the adviser to the Portfolios changed from IXIS Asset Management Advisors, L.P. to Natixis Asset Management Advisors L.P. and the name of the Portfolios' distributor changed from IXIS Asset Management Distributors, L.P. to Natixis Distributors, L.P.

Effective August 6, 2007, IXIS Advisor Funds Trust I and IXIS Advisor Funds Trust III were renamed Natixis Funds Trust I and Natixis Funds Trust III, respectively, and the names of IXIS Income Diversified Portfolio and IXIS Moderate Diversified Portfolio changed to Natixis Income Diversified Portfolio and Natixis Moderate Diversified Portfolio, respectively.

Effective August 3, 2007, Active Investment Advisors, a division of Natixis Asset Management Advisors, L.P., replaced Hansberger Global Investors, Inc. as the manager of the international discipline of Natixis Moderate Diversified Portfolio.

9. Shareholder Meeting. At a special shareholders' meeting held on January 19, 2007, shareholders of Natixis Funds Trust III, of which Natixis Moderate Diversified Portfolio is a series, considered the following proposal:

To approve a new subadvisory agreement between Natixis Funds Trust III (formerly IXIS Advisor Funds Trust III), on behalf of the Natixis Moderate Diversified Portfolio (formerly, IXIS Moderate Diversified Portfolio), and Hansberger Global Investors, Inc.

        Votes For               Votes Against            Abstained Votes
        ---------               -------------            ---------------
        3,692,269                  274,031                   275,455

With respect to this proposal, the meeting was adjourned six times but, ultimately, there were insufficient votes to pass the proposal.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.Exhibits.


(a) (1) Not applicable.

(a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as exhibits (a)(2)(1) and
        (a)(2)(2), respectively.

(a) (3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    Natixis Funds Trust I

                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                    By:    /s/ John T. Hailer
                                           -------------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 21, 2007

                                    By:    /s/ Michael C. Kardok
                                           -------------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  August 21, 2007